UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Dominique Baede

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Core Fixed Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Core Fixed Income VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$25	0.51%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$401,207,789
Total # of Portfolio Holdings	226
Portfolio Turnover Rate	122%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	26.1
Asset-Backed Securities	20.5
U.S. Government Securities	18.8
Agency Mortgage-Backed Securities	15.6
Non-Agency Mortgage-Backed Securities	9.1
Exchange-Traded Funds	4.0
Senior Secured Loans	3.2
Commercial Paper	1.6
Cash/Other Assets and Liabilities	1.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 5/15/2044	8.3
U.S. Treasury Notes, 4.500%, due 5/31/2029	5.3
U.S. Treasury Bonds, 4.625%, due 5/15/2054	4.8
iShares MBS ETF	2.0
Vanguard Mortgage-Backed Securities ETF	2.0
Federal National Mortgage Association, 3.000%, due 5/1/2052	1.9
Florida Power & Light Co., 5.376%, due 7/1/2024	1.6
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.4
Federal National Mortgage Association, 4.000%, due 10/1/2052	1.1
Federal National Mortgage Association, 4.500%, due 10/1/2053	1.1
Total	29.5

Guardian Core Fixed Income VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Core Fixed Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Core Plus Fixed Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Core Plus Fixed Income VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$40	0.81%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$200,155,306
Total # of Portfolio Holdings	418
Portfolio Turnover Rate	70%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	43.8
Agency Mortgage-Backed Securities	27.3
Asset-Backed Securities	18.9
U.S. Government Securities	9.8
Non-Agency Mortgage-Backed Securities	8.7
Foreign Government	2.9
U.S. Treasury Bills	1.5
Cash/Other Assets and Liabilities	(12.9)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.250%, due 6/30/2029	2.3
U.S. Treasury Bonds, 3.875%, due 2/15/2043	1.9
U.S. Treasury Bonds, 4.250%, due 2/15/2054	1.9
U.S. Treasury Bonds, 4.375%, due 8/15/2043	1.6
U.S. Treasury Bills, 5.348%, due 7/5/2024	1.5
U.S. Treasury Bonds, 4.500%, due 2/15/2044	1.5
Federal National Mortgage Association, 2.500%, due 8/1/2050	1.4
Uniform Mortgage-Backed Security, 6.000%, due 8/1/2039	1.3
Japan Finance Organization for Municipalities, 5.000%, due 4/23/2029	1.2
Federal National Mortgage Association, 2.500%, due 9/1/2050	1.0
Total	15.6

Guardian Core Plus Fixed Income VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Core Plus Fixed Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Diversified Research VIP Fund

This semi-annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Diversified Research VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$52	0.96%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$132,166,877
Total # of Portfolio Holdings	130
Portfolio Turnover Rate	26%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	30.5
Health Care	12.1
Financials	11.5
Consumer Discretionary	10.8
Communication Services	9.6
Industrials	7.2
Consumer Staples	6.3
Energy	4.3
Materials	3.5
Utilities	2.6
Real Estate	1.0
Cash/Other Assets and Liabilities	0.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.7
Apple, Inc.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.5
Alphabet, Inc., Class A	4.2
Meta Platforms, Inc., Class A	2.8
Advanced Micro Devices, Inc.	2.5
Oracle Corp.	2.3
Broadcom, Inc.	1.9
Exxon Mobil Corp.	1.9
Total	39.4

Guardian Diversified Research VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Diversified Research VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Global Utilities VIP Fund

This semi-annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Global Utilities VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$53	1.04%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$53,495,943
Total # of Portfolio Holdings	25
Portfolio Turnover Rate	17%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Geographic Region/Country Allocation

(% of Total Net Assets)

North America	63.8
Europe	20.8
Asia-Pacific	7.1
United Kingdom	4.8
South America	2.6
Cash/Other Assets and Liabilities	0.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Vistra Corp.	8.2
American Electric Power Co., Inc.	7.4
Sempra	6.9
Atmos Energy Corp.	5.0
Iberdrola SA	4.8
National Grid PLC	4.8
PG&E Corp.	4.8
Engie SA	4.7
NextEra Energy, Inc.	4.7
Duke Energy Corp.	4.6
Total	55.9

Guardian Global Utilities VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Global Utilities VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Growth & Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Growth & Income VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$50	0.96%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$124,786,938
Total # of Portfolio Holdings	70
Portfolio Turnover Rate	20%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Financials	21.0
Health Care	18.6
Industrials	18.2
Information Technology	10.6
Energy	9.0
Communication Services	6.2
Consumer Staples	6.2
Consumer Discretionary	4.8
Materials	3.5
Real Estate	0.6
Cash/Other Assets and Liabilities	1.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Berkshire Hathaway, Inc., Class B	3.9
Elevance Health, Inc.	3.7
JPMorgan Chase & Co.	3.7
Regeneron Pharmaceuticals, Inc.	3.6
Wells Fargo & Co.	3.6
QUALCOMM, Inc.	3.2
Philip Morris International, Inc.	3.0
Walmart, Inc.	2.7
Cencora, Inc.	2.6
Comcast Corp., Class A	2.5
Total	32.5

Guardian Growth & Income VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Growth & Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian All Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian All Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$42	0.80%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$180,040,588
Total # of Portfolio Holdings	191
Portfolio Turnover Rate	16%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	26.9
Financials	13.3
Health Care	12.6
Industrials	11.5
Communication Services	9.7
Consumer Discretionary	9.5
Consumer Staples	4.7
Energy	4.1
Materials	2.8
Utilities	2.2
Real Estate	2.0
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.7
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	4.1
Apple, Inc.	3.6
Meta Platforms, Inc., Class A	2.5
JPMorgan Chase & Co.	1.7
Visa, Inc., Class A	1.6
Exxon Mobil Corp.	1.6
Johnson & Johnson	1.6
Total	33.3

Guardian All Cap Core VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian All Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Balanced Allocation VIP Fund

This semi-annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Balanced Allocation VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$46	0.88%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$223,917,915
Total # of Portfolio Holdings	477
Portfolio Turnover Rate	43%

What were the Fund’s portfolio holdings? (as of June 30, 2024)

Top Ten Holdings

(% of Total Net Assets)

Apple, Inc.	4.1
Microsoft Corp.	3.9
Amazon.com, Inc.	3.6
Alphabet, Inc., Class A	3.4
NVIDIA Corp.	3.4
Eli Lilly & Co.	1.4
Exxon Mobil Corp.	1.3
Adobe, Inc.	1.2
TJX Cos., Inc.	1.0
Advanced Micro Devices, Inc.	1.0
Total	24.3

Portfolio Compositions

(% of Total Net Assets)

Value	Value
Equities	65.8
Fixed Income	34.3
Cash/Other Assets and Liabilities	(0.1)

Guardian Balanced Allocation VIP Fund

Equity Sector Allocation

(% of Total Net Assets)

Information Technology	19.3
Health Care	9.2
Financials	8.8
Consumer Discretionary	7.4
Communication Services	6.2
Industrials	4.8
Energy	3.0
Consumer Staples	2.9
Utilities	1.6
Materials	1.5
Real Estate	1.1

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	13.2
Agency Mortgage-Backed Securities	9.5
Corporate Bonds & Notes	8.7
Asset-Backed Securities	1.4
Non-Agency Mortgage-Backed Securities	0.5
Municipals	0.4
U.S. Treasury Bills	0.4
Foreign Government	0.2
Cash/Other Assets and Liabilities	(0.1)

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Balanced Allocation VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Equity Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Equity Income VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$30	0.59%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$130,451,475
Total # of Portfolio Holdings	73
Portfolio Turnover Rate	18%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Financials	18.8
Health Care	16.1
Industrials	12.3
Energy	9.4
Consumer Staples	9.3
Information Technology	9.1
Utilities	7.8
Real Estate	5.5
Consumer Discretionary	4.5
Materials	4.3
Communication Services	1.6
Cash/Other Assets and Liabilities	1.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	3.6
Pfizer, Inc.	3.0
UnitedHealth Group, Inc.	2.9
Johnson & Johnson	2.5
EOG Resources, Inc.	2.2
ConocoPhillips	2.2
Philip Morris International, Inc.	2.1
Cisco Systems, Inc.	2.0
Unilever PLC	1.9
Merck & Co., Inc.	1.9
Total	24.3

Guardian Equity Income VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Equity Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Select Mid Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Select Mid Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$45	0.89%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$199,822,152
Total # of Portfolio Holdings	203
Portfolio Turnover Rate	22%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Industrials	22.0
Financials	16.2
Consumer Discretionary	14.4
Information Technology	9.5
Health Care	7.4
Real Estate	7.4
Materials	6.8
Energy	5.6
Consumer Staples	5.1
Utilities	2.5
Communication Services	1.5
U.S. Treasury Bills	0.1
Cash/Other Assets and Liabilities	1.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Bancorp, Inc.	2.0
Carlisle Cos., Inc.	1.5
KBR, Inc.	1.3
CACI International, Inc., Class A	1.3
Baldwin Insurance Group, Inc., Class A	1.2
XPO, Inc.	1.2
Popular, Inc.	1.1
HEICO Corp., Class A	1.1
Kirby Corp.	1.1
Reliance, Inc.	1.0
Total	12.8

Guardian Select Mid Cap Core VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Select Mid Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Small-Mid Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Small-Mid Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$48	0.96%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$256,477,470
Total # of Portfolio Holdings	79
Portfolio Turnover Rate	23%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Industrials	20.7
Information Technology	18.0
Financials	17.0
Health Care	12.0
Consumer Discretionary	10.9
Real Estate	8.8
Materials	8.5
Consumer Staples	2.7
Communication Services	0.7
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Burlington Stores, Inc.	2.2
Ashland, Inc.	2.1
Teledyne Technologies, Inc.	2.0
Atkore, Inc.	2.0
Melrose Industries PLC	1.9
Marvell Technology, Inc.	1.9
Regal Rexnord Corp.	1.9
Sun Communities, Inc.	1.8
Okta, Inc.	1.8
HealthEquity, Inc.	1.8
Total	19.4

Guardian Small-Mid Cap Core VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Small-Mid Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Strategic Large Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Strategic Large Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$46	0.86%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$243,812,836
Total # of Portfolio Holdings	78
Portfolio Turnover Rate	18%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	32.0
Health Care	15.0
Financials	13.8
Communication Services	10.2
Consumer Discretionary	7.0
Industrials	6.8
Consumer Staples	6.5
Utilities	3.4
Energy	2.6
Real Estate	1.1
Materials	0.5
Cash/Other Assets and Liabilities	1.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	9.1
Alphabet, Inc., Class C	5.2
Apple, Inc.	4.3
Broadcom, Inc.	4.1
Merck & Co., Inc.	2.5
UnitedHealth Group, Inc.	2.3
AbbVie, Inc.	2.2
Visa, Inc., Class A	2.0
Shell PLC	1.9
NVIDIA Corp.	1.9
Total	35.5

Guardian Strategic Large Cap Core VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Strategic Large Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Integrated Research VIP Fund

This semi-annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Integrated Research VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$45	0.84%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$322,708,236
Total # of Portfolio Holdings	71
Portfolio Turnover Rate	15%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	32.2
Health Care	12.5
Financials	12.2
Consumer Discretionary	10.5
Communication Services	9.7
Industrials	9.2
Consumer Staples	4.4
Energy	3.4
Utilities	2.3
Real Estate	1.6
Materials	1.6
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.6
Apple, Inc.	7.4
NVIDIA Corp.	7.1
Amazon.com, Inc.	5.1
Alphabet, Inc., Class A	4.7
Meta Platforms, Inc., Class A	3.1
Eli Lilly & Co.	2.6
Broadcom, Inc.	2.5
JPMorgan Chase & Co.	2.4
Procter & Gamble Co.	2.0
Total	44.5

Guardian Integrated Research VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Integrated Research VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian International Equity VIP Fund

This semi-annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian International Equity VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$56	1.10%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$260,275,590
Total # of Portfolio Holdings	99
Portfolio Turnover Rate	17%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Top Ten Holdings

(% of Total Net Assets)

SAP SE (Germany)	3.6
Novo Nordisk AS, Class B (Denmark)	3.5
ASML Holding NV (Netherlands)	2.8
Shell PLC (United Kingdom)	2.7
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.5
Unilever PLC (United Kingdom)	2.4
AstraZeneca PLC (United Kingdom)	2.1
GSK PLC (United Kingdom)	2.0
Schneider Electric SE (France)	1.9
Siemens AG, Reg S (Germany)	1.8
Total	25.3
Industrials	18.4
Financials	18.0
Health Care	16.4
Information Technology	12.9
Consumer Discretionary	11.6
Consumer Staples	7.9
Communication Services	4.2
Energy	3.9
Materials	3.4
Utilities	2.1
Real Estate	0.6
Cash/Other Assets and Liabilities	0.6
Total	100.0

Guardian International Equity VIP Fund

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	46.5
Asia-Pacific	27.3
United Kingdom	21.1
North America	4.5
Cash/Other Assets and Liabilities	0.6
Total	100.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian International Equity VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian International Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian International Growth VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$61	1.18%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$93,182,460
Total # of Portfolio Holdings	64
Portfolio Turnover Rate	12%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Top Ten Holdings

(% of Total Net Assets)

ASML Holding NV (Netherlands)	6.3
Novo Nordisk AS, Class B (Denmark)	6.0
Nestle SA, Reg S (Switzerland)	3.6
Safran SA (France)	3.3
LVMH Moet Hennessy Louis Vuitton SE (France)	3.1
Recruit Holdings Co. Ltd. (Japan)	3.0
RELX PLC (United Kingdom)	2.8
InterContinental Hotels Group PLC (United Kingdom)	2.6
Air Liquide SA (France)	2.6
Keyence Corp. (Japan)	2.5
Total	35.8
Industrials	24.3
Consumer Discretionary	16.6
Information Technology	16.0
Health Care	14.0
Financials	12.6
Materials	6.4
Consumer Staples	6.1
Communication Services	1.1
Utilities	1.0
Real Estate	0.8
Cash/Other Assets and Liabilities	1.1
Total	100.0

Guardian International Growth VIP Fund

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	51.9
Asia-Pacific	29.8
United Kingdom	14.8
North America	2.4
Cash/Other Assets and Liabilities	1.1
Total	100.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian International Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Large Cap Disciplined Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Large Cap Disciplined Growth VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$47	0.87%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$433,597,501
Total # of Portfolio Holdings	68
Portfolio Turnover Rate	22%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	47.4
Communication Services	13.4
Consumer Discretionary	12.3
Health Care	9.6
Financials	7.1
Industrials	4.5
Consumer Staples	2.7
Materials	1.0
Real Estate	0.7
Utilities	0.4
Energy	0.4
Cash/Other Assets and Liabilities	0.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	9.0
Microsoft Corp.	8.0
Apple, Inc.	7.9
Amazon.com, Inc.	5.0
Alphabet, Inc., Class A	4.9
Meta Platforms, Inc., Class A	4.7
Broadcom, Inc.	4.0
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	2.8
Netflix, Inc.	2.3
Total	52.5

Guardian Large Cap Disciplined Growth VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Large Cap Disciplined Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Large Cap Disciplined Value VIP Fund

This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Large Cap Disciplined Value VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$51	0.97%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$116,224,392
Total # of Portfolio Holdings	89
Portfolio Turnover Rate	26%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Financials	23.5
Information Technology	14.2
Industrials	13.2
Health Care	12.9
Energy	9.9
Consumer Staples	8.0
Communication Services	6.3
Consumer Discretionary	6.2
Materials	2.5
Utilities	1.3
Real Estate	0.7
Cash/Other Assets and Liabilities	1.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.4
Alphabet, Inc., Class A	3.6
Berkshire Hathaway, Inc., Class B	3.5
Oracle Corp.	2.7
Morgan Stanley	2.2
Wells Fargo & Co.	1.9
Walmart, Inc.	1.8
UnitedHealth Group, Inc.	1.8
Philip Morris International, Inc.	1.8
AutoZone, Inc.	1.7
Total	25.4

Guardian Large Cap Disciplined Value VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Large Cap Disciplined Value VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Large Cap Fundamental Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Large Cap Fundamental Growth VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$54	0.97%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$232,002,875
Total # of Portfolio Holdings	124
Portfolio Turnover Rate	25%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	44.2
Health Care	14.7
Industrials	12.3
Communication Services	10.8
Consumer Discretionary	9.0
Financials	5.6
Energy	2.4
Consumer Staples	0.6
Materials	0.2
Cash/Other Assets and Liabilities	0.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	12.7
Apple, Inc.	12.2
Alphabet, Inc., Class A	5.0
Amazon.com, Inc.	4.9
NVIDIA Corp.	4.7
Uber Technologies, Inc.	4.0
Eli Lilly & Co.	2.8
Boston Scientific Corp.	2.5
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3
Netflix, Inc.	1.9
Total	53.0

Guardian Large Cap Fundamental Growth VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Large Cap Fundamental Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Mid Cap Relative Value VIP Fund

This semi-annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Mid Cap Relative Value VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$55	1.08%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$132,557,861
Total # of Portfolio Holdings	66
Portfolio Turnover Rate	7%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Industrials	22.0
Financials	19.8
Materials	9.7
Real Estate	9.1
Health Care	9.0
Consumer Staples	7.3
Utilities	6.3
Energy	5.8
Consumer Discretionary	5.6
Information Technology	4.5
Cash/Other Assets and Liabilities	0.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

AerCap Holdings NV	3.7
CBRE Group, Inc., Class A	3.3
Arch Capital Group Ltd.	3.3
Carlisle Cos., Inc.	3.1
Keurig Dr Pepper, Inc.	3.0
Jacobs Solutions, Inc.	2.9
Republic Services, Inc.	2.8
L3Harris Technologies, Inc.	2.7
Vulcan Materials Co.	2.7
Allstate Corp.	2.6
Total	30.1

Guardian Mid Cap Relative Value VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Mid Cap Relative Value VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Mid Cap Traditional Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Mid Cap Traditional Growth VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$56	1.09%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$61,975,832
Total # of Portfolio Holdings	76
Portfolio Turnover Rate	6%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Industrials	27.7
Information Technology	25.9
Health Care	17.0
Financials	12.8
Consumer Discretionary	6.7
Utilities	4.2
Communication Services	2.5
Real Estate	1.4
Materials	1.3
Consumer Staples	0.7
Cash/Other Assets and Liabilities	(0.2)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Constellation Software, Inc.	5.1
GoDaddy, Inc., Class A	4.2
Boston Scientific Corp.	3.9
Intact Financial Corp.	2.8
SS&C Technologies Holdings, Inc.	2.8
Teleflex, Inc.	2.8
NXP Semiconductors NV	2.6
WEX, Inc.	2.5
Flex Ltd.	2.4
W.R. Berkley Corp.	2.4
Total	31.5

Guardian Mid Cap Traditional Growth VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Mid Cap Traditional Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Multi-Sector Bond VIP Fund

This semi-annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Multi-Sector Bond VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$46	0.92%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$203,184,182
Total # of Portfolio Holdings	232
Portfolio Turnover Rate	99%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	28.9
Asset-Backed Securities	20.1
Agency Mortgage-Backed Securities	17.6
Non-Agency Mortgage-Backed Securities	14.1
U.S. Government Securities	9.1
Senior Secured Loans	3.9
Exchange-Traded Funds	3.6
Commercial Paper	2.0
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 5/15/2044	6.6
U.S. Treasury Bonds, 4.625%, due 5/15/2054	2.5
Federal National Mortgage Association, 3.500%, due 6/1/2052	2.0
Florida Power & Light Co., 5.376%, due 7/1/2024	2.0
iShares MBS ETF	1.8
Vanguard Mortgage-Backed Securities ETF	1.8
Federal Home Loan Mortgage Corp., 4.000%, due 6/1/2052	1.8
Federal National Mortgage Association, 3.000%, due 3/1/2052	1.6
Federal Home Loan Mortgage Corp., 2.500%, due 9/1/2052	1.4
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.2
Total	22.7

Guardian Multi-Sector Bond VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Multi-Sector Bond VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Short Duration Bond VIP Fund

This semi-annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Short Duration Bond VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$25	0.49%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$162,757,163
Total # of Portfolio Holdings	169
Portfolio Turnover Rate	106%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	30.4
Asset-Backed Securities	25.0
U.S. Treasury Bills	14.3
U.S. Government Securities	13.2
Non-Agency Mortgage-Backed Securities	8.9
Senior Secured Loans	3.8
U.S. Government Agencies	2.4
Commercial Paper	1.1
Cash/Other Assets and Liabilities	0.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bills, 5.419%, due 11/29/2024	14.3
U.S. Treasury Notes, 4.875%, due 5/31/2026	13.2
Federal Farm Credit Banks Funding Corp., 2.640%, due 4/8/2026	2.4
American Express Credit Account Master Trust, Class A, 3.750%, due 8/15/2027	1.2
Florida Power & Light Co., 5.376%, due 7/1/2024	1.1
Toyota Auto Loan Extended Note Trust, Class A, 1.070%, due 2/27/2034	1.0
Midocean Credit CLO VIII, Class A2, 6.887%, due 2/20/2031	0.9
AT&T, Inc., 1.700%, due 3/25/2026	0.9
Wells Fargo Commercial Mortgage Trust, Class A4, 3.718%, due 12/15/2048	0.8
KKR CLO 38 Ltd., Class A1, 6.649%, due 4/15/2033	0.8
Total	36.6

Guardian Short Duration Bond VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Short Duration Bond VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Small Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Small Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Small Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$52	1.05%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$209,998,411
Total # of Portfolio Holdings	96
Portfolio Turnover Rate	11%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Sector Allocation

(% of Total Net Assets)

Industrials	17.9
Financials	16.8
Health Care	12.7
Consumer Discretionary	12.0
Information Technology	10.3
Energy	8.4
Materials	7.1
Real Estate	6.1
Communication Services	3.8
Utilities	2.5
Consumer Staples	0.9
Cash/Other Assets and Liabilities	1.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Murphy USA, Inc.	2.4
Wintrust Financial Corp.	1.8
Century Communities, Inc.	1.7
Everi Holdings, Inc.	1.7
Matador Resources Co.	1.7
Euronet Worldwide, Inc.	1.6
HealthEquity, Inc.	1.5
OneMain Holdings, Inc.	1.5
Home Bancshares, Inc.	1.5
ICF International, Inc.	1.5
Total	16.9

Guardian Small Cap Core VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Small Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian Total Return Bond VIP Fund

This semi-annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Total Return Bond VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$39	0.79%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$240,692,840
Total # of Portfolio Holdings	230
Portfolio Turnover Rate	114%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	29.5
Asset-Backed Securities	21.6
Agency Mortgage-Backed Securities	16.7
U.S. Government Securities	14.0
Non-Agency Mortgage-Backed Securities	9.3
Exchange-Traded Funds	3.6
Senior Secured Loans	3.4
Commercial Paper	1.8
Cash/Other Assets and Liabilities	0.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 5/15/2044	7.9
U.S. Treasury Bonds, 4.625%, due 5/15/2054	3.8
U.S. Treasury Notes, 4.500%, due 5/31/2029	2.3
iShares MBS ETF	1.8
Florida Power & Light Co., 5.376%, due 7/1/2024	1.8
Vanguard Mortgage-Backed Securities ETF	1.8
Federal National Mortgage Association, 3.000%, due 5/1/2052	1.6
Federal National Mortgage Association, 3.500%, due 6/1/2052	1.5
Octagon Loan Funding Ltd., Class CRR, 7.787%, due 11/18/2031	1.3
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.3
Total	25.1

Guardian Total Return Bond VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Total Return Bond VIP Fund

Semi-Annual Shareholder Report

June 30, 2024

June 30, 2024

Guardian U.S. Government Securities VIP Fund

This semi-annual shareholder report contains important information about Guardian U.S. Government Securities VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian U.S. Government Securities VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$37	0.75%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$173,786,348
Total # of Portfolio Holdings	65
Portfolio Turnover Rate	146%

What were the Fund’s portfolio holdings?

(as of June 30, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Agency Mortgage-Backed Securities	49.7
U.S. Government Securities	28.8
Exchange-Traded Funds	9.2
Asset-Backed Securities	4.3
U.S. Government Agencies	4.0
Non-Agency Mortgage-Backed Securities	2.1
Cash/Other Assets and Liabilities	1.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.500%, due 5/31/2029	12.9
U.S. Treasury Notes, 4.875%, due 5/31/2026	11.8
Vanguard Mortgage-Backed Securities ETF	4.6
iShares MBS ETF	4.6
U.S. Treasury Notes, 4.375%, due 5/15/2034	4.1
Federal Home Loan Bank Discount Notes, 5.289%, due 7/1/2024	4.0
Fannie Mae ACES, Class A2, 3.610%, due 2/25/2031	3.8
Federal National Mortgage Association, 2.500%, due 7/1/2052	3.4
Federal National Mortgage Association, 3.000%, due 11/1/2052	2.1
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 3.590%, due 1/25/2025	2.1
Total	53.4

Guardian U.S. Government Securities VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, and other regulatory documents, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian U.S. Government Securities VIP Fund

Item 1. (continued)

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of Item 7 of this Form N-CSR.

(b)	None.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Core Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 15.6%

Federal Home Loan Mortgage Corp. 3.00% due 3/1/2052	$2,558,243	$2,178,799
3.50% due 6/1/2052	6,238,457	5,522,343
4.00% due 10/1/2037	377,321	362,684
4.00% due 6/1/2052	2,951,386	2,700,629
4.50% due 8/1/2052	3,629,702	3,424,547
4.50% due 9/1/2052	454,067	428,278
5.50% due 9/1/2053	4,068,717	4,018,636
6.00% due 8/1/2053	2,009,702	2,015,345
6.00% due 10/1/2053	3,927,735	3,937,116
6.00% due 3/1/2054	1,994,397	2,004,057

Federal National Mortgage Association 3.00% due 7/1/2051	3,406,592	2,896,447
3.00% due 5/1/2052	9,110,397	7,756,098
3.50% due 6/1/2052	4,635,521	4,103,408
3.50% due 9/1/2052	3,642,279	3,228,122
3.50% due 10/1/2052	3,798,376	3,361,477
4.00% due 6/1/2052	4,564,995	4,182,401
4.00% due 10/1/2052	4,734,906	4,332,618
4.50% due 10/1/2053	4,595,389	4,330,637
5.00% due 2/1/2053	295,348	285,573
5.50% due 1/1/2054	1,066,467	1,051,246
6.00% due 9/1/2053	286,710	287,423

Total Agency Mortgage-Backed Securities (Cost $65,141,011)		62,407,884
Asset-Backed Securities – 20.5%

AGL CLO 17 Ltd. Series 2022-17A, Class A 6.655% (3 mo. USD Term SOFR + 1.33%) due 1/21/2035(1)(2)	1,200,000	1,199,400

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937% due 8/15/2046(1)	2,016,000	1,857,234

Allegro CLO VI Ltd. Series 2017-2A, Class B 7.079% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	2,000,000	1,997,400

Ally Auto Receivables Trust Series 2022-1, Class A3 3.31% due 11/15/2026	2,394,102	2,364,198

AmeriCredit Automobile Receivables Trust Series 2020-3, Class C 1.06% due 8/18/2026	2,227,411	2,186,991

Anchorage Capital CLO 17 Ltd. Series 2021-17A, Class A1 6.76% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	2,800,000	2,798,040

Anchorage Capital CLO 21 Ltd. Series 2021-21A, Class B 7.336% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	1,750,000	1,748,600

June 30, 2024 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Ares XXVII CLO Ltd. Series 2013-2A, Class BR2 7.237% (3 mo. USD Term SOFR + 1.91%) due 10/28/2034(1)(2)	$2,000,000	$2,000,928

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.36% due 3/20/2026(1)	2,440,000	2,396,046

Barings CLO Ltd. Series 2020-1A, Class AR 6.74% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	2,800,000	2,802,125

Battalion CLO X Ltd. Series 2016-10A, Class A2R2 7.135% (3 mo. USD Term SOFR + 1.81%) due 1/25/2035(1)(2)	1,000,000	999,000

Battery Park CLO II Ltd. Series 2022-1A, Class A1 7.535% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	3,550,000	3,563,135

Benefit Street Partners CLO XVI Ltd. Series 2018-16A, Class BR 7.129% (3 mo. USD Term SOFR + 1.81%) due 1/17/2032(1)(2)	2,800,000	2,797,200

Canyon Capital CLO Ltd. Series 2022-1A, Class B 7.178% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	2,000,000	1,998,934

CarMax Auto Owner Trust Series 2020-4, Class B 0.85% due 6/15/2026	2,200,000	2,148,362

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.835% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	2,500,000	2,503,868

CIFC Funding Ltd. Series 2013-4A, Class BRR 7.187% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	2,000,000	1,998,200

Dryden 80 CLO Ltd. Series 2019-80A, Class AR 6.567% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	3,350,000	3,345,645

Dryden Senior Loan Fund Series 2017-47A, Class CR 7.64% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	2,100,000	2,098,320

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Ford Credit Auto Owner Trust Series 2020-1, Class A 2.04% due 8/15/2031(1)	$2,400,000	$2,347,134

GM Financial Consumer Automobile Receivables Trust Series 2020-4, Class A4 0.50% due 2/17/2026	2,625,200	2,602,178

Hyundai Auto Lease Securitization Trust Series 2022-B, Class A3 3.35% due 6/16/2025(1)	417,345	416,817

ICG U.S. CLO Ltd. Series 2022-1A, Class A1 6.865% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	2,500,000	2,499,000

Jamestown CLO XI Ltd. Series 2018-11A, Class A2 7.29% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	2,800,000	2,797,480

KKR CLO 38 Ltd. Series 38A, Class A1 6.649% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	2,800,000	2,799,350

Marble Point CLO XVIII Ltd. Series 2020-2A, Class A1R 6.80% (3 mo. USD Term SOFR + 1.47%) due 10/15/2034(1)(2)	2,500,000	2,497,250

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.887% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	700,000	700,280

Neuberger Berman Loan Advisers CLO 26 Ltd. Series 2017-26A, Class BR 6.989% (3 mo. USD Term SOFR + 1.66%) due 10/18/2030(1)(2)	1,050,000	1,049,895

Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class A 6.649% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	2,900,000	2,904,350

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	2,500,000	2,491,881

Nissan Auto Lease Trust Series 2023-A, Class A4 4.80% due 7/15/2027	1,600,000	1,590,513

June 30, 2024 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Octagon Investment Partners 45 Ltd. Series 2019-1A, Class BR 7.179% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	$1,200,000	$1,199,640

OHA Credit Partners XIV Ltd. Series 2017-14A, Class B 7.086% (3 mo. USD Term SOFR + 1.76%) due 1/21/2030(1)(2)	2,000,000	2,000,000

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	1,300,000	1,304,586

RRX 6 Ltd. Series 2021-6A, Class A1 6.78% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,800,000	1,799,100

Santander Drive Auto Receivables Trust Series 2022-3, Class A3 3.40% due 12/15/2026	346,701	345,953

TCW CLO Ltd. Series 2021-1A, Class A 6.756% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	850,000	850,255

TIAA CLO IV Ltd. Series 2018-1A, Class A2 7.286% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,240,000	1,238,884
Series 2018-1A, Class A2R 7.075% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,240,000	1,240,000

Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.07% due 2/27/2034(1)	2,175,000	2,028,727

World Omni Auto Receivables Trust Series 2021-B, Class A4 0.69% due 6/15/2027	2,800,000	2,681,598

Total Asset-Backed Securities (Cost $81,882,762)		82,188,497
Corporate Bonds & Notes – 26.1%
Aerospace & Defense – 0.6%

L3Harris Technologies, Inc. 5.35% due 6/1/2034	400,000	397,072

RTX Corp. 5.75% due 1/15/2029	800,000	821,056
6.10% due 3/15/2034	1,000,000	1,053,000

		2,271,128

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Agriculture – 0.1%

Philip Morris International, Inc. 5.125% due 2/13/2031	$500,000	$493,600

		493,600
Apparel – 0.2%

Tapestry, Inc. 7.35% due 11/27/2028	700,000	726,285

		726,285
Auto Manufacturers – 0.4%

Hyundai Capital America 5.30% due 6/24/2029(1)	1,500,000	1,493,055

		1,493,055
Beverages – 0.8%

Anheuser-Busch InBev Worldwide, Inc. 4.95% due 1/15/2042	600,000	562,494

PepsiCo, Inc. 3.90% due 7/18/2032	2,700,000	2,520,666

		3,083,160
Biotechnology – 0.0%

Gilead Sciences, Inc. 5.55% due 10/15/2053	100,000	99,820

		99,820
Building Materials – 0.4%

Carrier Global Corp. 3.377% due 4/5/2040	500,000	387,195

CRH America Finance, Inc. 5.40% due 5/21/2034	1,200,000	1,188,180

		1,575,375
Chemicals – 0.2%

Nutrien Ltd. 5.40% due 6/21/2034	800,000	788,584

		788,584
Commercial Banks – 6.8%

AIB Group PLC 5.871% (5.871% fixed rate until 3/28/2034; 1 day USD SOFR + 1.91% thereafter) due 3/28/2035(1)(2)	500,000	496,855

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	1,000,000	823,140
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	2,900,000	2,793,628

Barclays PLC 4.972% (4.972% fixed rate until 5/16/2028; 3 mo. USD Term SOFR + 2.16% thereafter) due 5/16/2029(2)	600,000	587,136

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

BNP Paribas SA 5.497% (5.497% fixed rate until 5/20/2029; 1 day USD SOFR + 1.59% thereafter) due 5/20/2030(1)(2)	$800,000	$796,928

Citibank NA 5.57% due 4/30/2034	800,000	813,256

Comerica, Inc. 5.982% (5.982% fixed rate until 1/30/2029; 1 day USD SOFR + 2.16% thereafter) due 1/30/2030(2)	1,500,000	1,478,265

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(2)	3,900,000	3,598,764

JPMorgan Chase & Co. 4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	1,900,000	1,831,942
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	700,000	696,409
5.581% (5.581% fixed rate until 4/22/2029; 1 day USD SOFR + 1.16% thereafter) due 4/22/2030(2)	1,000,000	1,015,840

Lloyds Banking Group PLC 3.574% (3.574% fixed rate until 11/7/2027; 3 mo. USD Term SOFR + 1.47% thereafter) due 11/7/2028(2)	1,400,000	1,316,994

Mitsubishi UFJ Financial Group, Inc. 5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	1,500,000	1,496,400

Morgan Stanley 2.239% (2.239% fixed rate until 7/21/2031; 1 day USD SOFR + 1.18% thereafter) due 7/21/2032(2)	900,000	736,254
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(2)	1,000,000	996,070
5.173% (5.173% fixed rate until 1/16/2029; 1 day USD SOFR + 1.45% thereafter) due 1/16/2030(2)	1,500,000	1,495,485

NatWest Group PLC 5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT rate + 1.95% thereafter) due 9/13/2029(2)	2,500,000	2,531,850

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Sumitomo Mitsui Trust Bank Ltd. 5.20% due 3/7/2029(1)	$400,000	$402,624

Truist Bank 2.636% (2.636% fixed rate until 9/17/2024; 5 yr. CMT rate + 1.15% thereafter) due 9/17/2029(2)	800,000	783,624

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(2)	2,800,000	2,482,452

		27,173,916
Computers – 0.0%

Apple, Inc. 3.25% due 8/8/2029	100,000	93,626

		93,626
Cosmetics & Personal Care – 0.5%

Estee Lauder Cos., Inc. 4.65% due 5/15/2033	500,000	482,785

Haleon U.S. Capital LLC 3.625% due 3/24/2032	700,000	626,689

Kenvue, Inc. 4.90% due 3/22/2033	1,000,000	988,750

		2,098,224
Diversified Financial Services – 0.5%

Charles Schwab Corp. 6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	700,000	729,022

Jefferies Financial Group, Inc. 5.875% due 7/21/2028	400,000	403,940
6.20% due 4/14/2034	800,000	810,736

Mastercard, Inc. 4.85% due 3/9/2033	200,000	199,024

		2,142,722
Electric – 2.0%

Alabama Power Co. 3.94% due 9/1/2032	1,000,000	918,860

Constellation Energy Generation LLC 5.75% due 3/15/2054	600,000	581,634

DTE Energy Co. 5.85% due 6/1/2034	2,000,000	2,029,120

Public Service Co. of Colorado 5.75% due 5/15/2054	500,000	494,250

Public Service Electric & Gas Co. 5.45% due 8/1/2053	300,000	295,557

Public Service Enterprise Group, Inc. 5.45% due 4/1/2034	700,000	694,260

Vistra Operations Co. LLC 6.00% due 4/15/2034(1)	500,000	500,550

June 30, 2024 (unaudited)	Principal Amount	Value
Electric (continued)

Wisconsin Public Service Corp. 2.85% due 12/1/2051	$400,000	$247,012

Xcel Energy, Inc. 5.50% due 3/15/2034	2,200,000	2,167,440

		7,928,683
Electronics – 0.3%

Honeywell International, Inc. 1.95% due 6/1/2030	1,400,000	1,193,360

		1,193,360
Environmental Control – 1.0%

Waste Management, Inc. 4.15% due 4/15/2032	3,300,000	3,109,392
4.95% due 7/3/2031	800,000	794,600

		3,903,992
Food – 0.2%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	727,000	723,009

		723,009
Gas – 0.3%

CenterPoint Energy Resources Corp. 5.40% due 3/1/2033	1,100,000	1,099,406

		1,099,406
Healthcare-Services – 0.7%

Elevance Health, Inc. 4.75% due 2/15/2033	800,000	772,224
5.125% due 2/15/2053	200,000	184,008

HCA, Inc. 5.25% due 6/15/2026	600,000	597,648
5.50% due 6/15/2047	500,000	461,510
5.60% due 4/1/2034	500,000	496,765

UnitedHealth Group, Inc. 5.15% due 10/15/2025	200,000	199,780

		2,711,935
Insurance – 0.6%

Aon North America, Inc. 5.45% due 3/1/2034	800,000	796,440
5.75% due 3/1/2054	100,000	97,715

Assurant, Inc. 3.70% due 2/22/2030	800,000	723,480

Chubb INA Holdings LLC 5.00% due 3/15/2034	1,000,000	990,770

		2,608,405
Internet – 0.3%

Amazon.com, Inc. 4.80% due 12/5/2034	1,300,000	1,290,757

		1,290,757
Machinery-Diversified – 0.6%

Deere & Co. 3.90% due 6/9/2042	200,000	166,936

John Deere Capital Corp. 5.10% due 4/11/2034	900,000	897,255

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Machinery-Diversified (continued)
Series I 5.15% due 9/8/2033	$1,500,000	$1,503,615

		2,567,806
Media – 0.7%

Charter Communications Operating LLC/Charter Communications Operating Capital 6.10% due 6/1/2029	1,000,000	1,003,670

Comcast Corp. 2.65% due 2/1/2030	500,000	442,630
3.75% due 4/1/2040	400,000	325,048
4.25% due 1/15/2033	500,000	467,320
5.35% due 5/15/2053	400,000	383,240

		2,621,908
Oil & Gas – 1.2%

BP Capital Markets America, Inc. 3.633% due 4/6/2030	1,900,000	1,771,009
4.812% due 2/13/2033	1,300,000	1,260,454

Cenovus Energy, Inc. 2.65% due 1/15/2032	400,000	330,912

Diamondback Energy, Inc. 5.40% due 4/18/2034	500,000	494,925
5.75% due 4/18/2054	500,000	484,460

Exxon Mobil Corp. 3.482% due 3/19/2030	600,000	559,350

		4,901,110
Packaging & Containers – 0.4%

Berry Global, Inc. 5.80% due 6/15/2031(1)	600,000	600,096

Packaging Corp. of America 5.70% due 12/1/2033	1,000,000	1,016,250

		1,616,346
Pharmaceuticals – 3.1%

AbbVie, Inc. 4.05% due 11/21/2039	800,000	694,224
5.05% due 3/15/2034	1,500,000	1,495,365
5.40% due 3/15/2054	500,000	494,720

Astrazeneca Finance LLC 5.00% due 2/26/2034	1,200,000	1,193,064

AstraZeneca PLC 6.45% due 9/15/2037	800,000	890,224

Becton Dickinson & Co. 4.298% due 8/22/2032	500,000	468,665

Cigna Group 5.40% due 3/15/2033	1,400,000	1,404,886

CVS Health Corp. 5.00% due 2/20/2026	700,000	694,701
5.30% due 6/1/2033	1,400,000	1,366,946

Eli Lilly & Co. 4.70% due 2/9/2034	1,100,000	1,078,484

Pfizer Investment Enterprises Pte. Ltd. 4.75% due 5/19/2033	1,400,000	1,364,006

June 30, 2024 (unaudited)	Principal Amount	Value
Pharmaceuticals (continued)

Takeda Pharmaceutical Co. Ltd. 5.30% due 7/5/2034	$1,200,000	$1,193,124

		12,338,409
Pipelines – 0.6%

Cheniere Energy Partners LP 5.95% due 6/30/2033	800,000	810,008

Enterprise Products Operating LLC 4.85% due 1/31/2034	800,000	776,992
4.85% due 3/15/2044	400,000	360,760

MPLX LP 5.50% due 6/1/2034	600,000	590,838

		2,538,598
Real Estate Investment Trusts – 0.9%

American Homes 4 Rent LP 5.50% due 7/15/2034	300,000	295,566

AvalonBay Communities, Inc. 5.35% due 6/1/2034	400,000	400,056

Crown Castle, Inc. 3.30% due 7/1/2030	1,000,000	891,480
5.80% due 3/1/2034	800,000	807,968

Extra Space Storage LP 5.40% due 2/1/2034	1,200,000	1,174,524

		3,569,594
Retail – 0.9%

Darden Restaurants, Inc. 6.30% due 10/10/2033	700,000	722,673

Home Depot, Inc. 4.95% due 6/25/2034	1,400,000	1,387,316

Lowe’s Cos., Inc. 3.70% due 4/15/2046	600,000	440,586
5.15% due 7/1/2033	400,000	398,012

Target Corp. 4.50% due 9/15/2032	900,000	867,105

		3,815,692
Software – 0.4%

Oracle Corp. 6.25% due 11/9/2032	1,700,000	1,799,790

		1,799,790
Telecommunications – 0.9%

Cisco Systems, Inc. 5.05% due 2/26/2034	1,000,000	999,040
5.30% due 2/26/2054	500,000	490,250

Rogers Communications, Inc. 5.30% due 2/15/2034	1,300,000	1,275,365

T-Mobile USA, Inc. 2.70% due 3/15/2032	300,000	250,854
3.00% due 2/15/2041	600,000	428,790
3.40% due 10/15/2052	200,000	136,512

		3,580,811

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Transportation – 0.3%

Burlington Northern Santa Fe LLC 5.50% due 3/15/2055	$200,000	$201,082

Norfolk Southern Corp. 5.35% due 8/1/2054	500,000	476,500
5.55% due 3/15/2034	500,000	509,750

		1,187,332
Trucking & Leasing – 0.2%

SMBC Aviation Capital Finance DAC 5.55% due 4/3/2034(1)	700,000	686,581

		686,581

Total Corporate Bonds & Notes (Cost $104,822,995)		104,723,019
Non-Agency Mortgage-Backed Securities – 9.1%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(1)	1,400,000	1,351,100

Benchmark Mortgage Trust Series 2018-B3, Class AS 4.195% due 4/10/2051(2)(3)	2,550,000	2,379,906
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	1,430,000	1,472,240
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	600,000	603,603

BMO Mortgage Trust Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	1,600,000	1,694,285

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(1)	2,000,000	1,777,866

Citigroup Commercial Mortgage Trust Series 2014-GC23, Class AS 3.863% due 7/10/2047	2,750,000	2,738,626

Commercial Mortgage Trust Series 2017-COR2, Class A3 3.51% due 9/10/2050	2,920,000	2,733,440
Series 2019-GC44, Class AM 3.263% due 8/15/2057	2,415,000	2,106,646

DBGS Mortgage Trust Series 2018-C1, Class AM 4.775% due 10/15/2051(2)(3)	2,400,000	2,189,395

DBUBS Mortgage Trust Series 2017-BRBK, Class A 3.452% due 10/10/2034(1)	1,760,000	1,672,722

Freddie Mac STACR REMIC Trust Series 2021-DNA7, Class M2 7.135% due 11/25/2041(1)(2)(3)	2,200,000	2,222,175
Series 2021-HQA4, Class M1 6.285% due 12/25/2041(1)(2)(3)	1,156,096	1,153,108
Series 2022-DNA1, Class M1A 6.335% due 1/25/2042(1)(2)(3)	937,752	938,000
Series 2022-HQA3, Class M1A 7.635% due 8/25/2042(1)(2)(3)	2,100,779	2,150,485

June 30, 2024 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Hilton USA Trust Series 2016-HHV, Class A 3.719% due 11/5/2038(1)	$1,875,000	$1,786,211

Jackson Park Trust Series 2019-LIC, Class A 2.766% due 10/14/2039(1)	2,000,000	1,713,703

Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A4 3.718% due 12/15/2048	3,120,000	3,043,678
Series 2018-C43, Class A4 4.012% due 3/15/2051(2)(3)	3,000,000	2,847,165

Total Non-Agency Mortgage-Backed Securities (Cost $37,383,656)		36,574,354
Senior Secured Loans – 3.2%

Advertising – 0.1%

Outfront Media Capital LLC 2019 Term Loan B 7.095% (1 mo. USD Term SOFR + 1.75%) due 11/18/2026(2)	588,050	587,609

		587,609
Airlines – 0.6%

Air Canada 2024 Term Loan B 7.847% (3 mo. USD Term SOFR + 2.50%) due 3/21/2031(2)	623,438	623,631

United Airlines, Inc. 2024 Term Loan B 8.094% (1 mo. USD Term SOFR + 2.75%) due 2/24/2031(2)	548,625	549,113

WestJet Loyalty LP Term Loan B 9.048% (3 mo. USD Term SOFR + 3.75%) due 2/14/2031(2)	1,150,000	1,154,600

		2,327,344
Commercial Services – 0.1%

Vestis Corp. Term Loan 7.577% (3 mo. USD Term SOFR + 2.25%) due 2/22/2031(2)	249,375	247,921

		247,921
Distribution/Wholesale – 0.2%

Core & Main LP 2024 Incremental Term Loan B 7.589% (3 mo. USD Term SOFR + 2.25%) due 2/10/2031(2)	648,375	648,783

		648,783

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value

Electric – 0.2%

ExGen Renewables IV LLC 2020 Term Loan 8.109% (3 mo. USD Term SOFR + 2.50%) due 12/15/2027(2)	$724,351	$724,952

		724,952
Entertainment – 0.6%

Caesars Entertainment, Inc. 2024 Term Loan B1 8.097% (3 mo. USD Term SOFR + 2.75%) due 2/6/2031(2)	1,246,875	1,245,703

Flutter Financing BV Term Loan B 7.585% (3 mo. USD Term SOFR + 2.25%) due 11/25/2030(2)	1,119,375	1,118,681

		2,364,384
Healthcare-Services – 0.1%

DaVita, Inc. 2020 Term Loan B 7.208% (1 mo. USD Term SOFR + 1.75%) due 8/12/2026(2)	440,050	439,667

ICON Luxembourg SARL 2024 LUX Term Loan B 7.335% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	118,367	118,704

PRA Health Sciences, Inc. 2024 US Term Loan B 7.335% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	29,491	29,575

		587,946
Leisure Time – 0.1%

Alterra Mountain Co. 2024 Add-on Term Loan B 0.00% due 5/31/2030(2)(4)	400,000	401,752

		401,752
Lodging – 0.6%

Fertitta Entertainment LLC 2022 Term Loan B 9.081% (1 mo. USD Term SOFR + 3.75%) due 1/29/2029(2)	403,934	404,188

Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 8.095% (1 mo. USD Term SOFR + 2.75%) due 1/17/2031(2)	748,125	747,564

Station Casinos LLC 2024 Term Loan B 7.594% (1 mo. USD Term SOFR + 2.25%) due 3/14/2031(2)	1,122,188	1,120,886

		2,272,638

June 30, 2024 (unaudited)	Principal Amount	Value

Media – 0.3%

Nexstar Broadcasting, Inc. 2019 Term Loan B4 7.958% (1 mo. USD Term SOFR + 2.50%) due 9/18/2026(2)	$1,100,000	$1,102,134

		1,102,134
Software – 0.2%

Dun & Bradstreet Corp. 2024 Term Loan B 8.098% (3 mo. USD Term SOFR + 2.75%) due 1/18/2029(2)	997,500	997,500

		997,500
Telecommunications – 0.1%

Frontier Communications Corp. 2024 Term Loan B 0.00% due 6/20/2031(2)(4)	500,000	498,750

		498,750

Total Senior Secured Loans (Cost $12,722,366)		12,761,713
U.S. Government Securities – 18.8%

U.S. Treasury Bonds 4.625% due 5/15/2044	33,500,000	33,437,187
4.625% due 5/15/2054	19,000,000	19,267,188

U.S. Treasury Notes 4.50% due 5/31/2029	21,000,000	21,144,375
4.875% due 5/31/2026	1,500,000	1,503,047

Total U.S. Government Securities (Cost $74,451,469)		75,351,797
Commercial Paper – 1.6%

Florida Power & Light Co. 5.376% due 7/1/2024	6,500,000	6,500,000

Total Commercial Paper (Cost $6,500,000)		6,500,000

	Shares	Value
Exchange-Traded Funds – 4.0%

iShares MBS ETF	90,140	8,275,753

Vanguard Mortgage-Backed Securities ETF	175,580	7,971,332

Total Exchange–Traded Funds (Cost $15,612,871)		16,247,085

	Principal Amount	Value
Repurchase Agreements – 0.1%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $551,022, due 7/1/2024(5)	$550,949	550,949

Total Repurchase Agreements (Cost $550,949)		550,949

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Value

Total Investments – 99.0% (Cost $399,068,079)	$397,305,298

Assets in excess of other liabilities – 1.0%	3,902,491

Total Net Assets – 100.0%	$401,207,789

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of these securities amounted to $88,010,763, representing 21.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$601,600	$562,070

Open futures contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2024	538	Long	$109,805,054	$109,869,688	$64,634
U.S. 5-Year Treasury Note	September 2024	319	Long	33,795,731	33,998,422	202,691
U.S. Long Bond	September 2024	30	Long	3,694,112	3,549,375	(144,737)
U.S. Ultra Bond	September 2024	32	Long	3,984,608	4,011,000	26,392
Total				$151,279,505	$151,428,485	$148,980

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	September 2024	132	Short	$(15,142,438)	$(14,986,125)	$156,313
Total				$(15,142,438)	$(14,986,125)	$156,313

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$62,407,884	$—	$62,407,884
Asset-Backed Securities	—	82,188,497	—	82,188,497
Corporate Bonds & Notes	—	104,723,019	—	104,723,019
Non-Agency Mortgage-Backed Securities	—	36,574,354	—	36,574,354
Senior Secured Loans	—	12,761,713	—	12,761,713
U.S. Government Securities	—	75,351,797	—	75,351,797
Commercial Paper	—	6,500,000	—	6,500,000
Exchange-Traded Funds	16,247,085	—	—	16,247,085
Repurchase Agreements	—	550,949	—	550,949
Total	$16,247,085	$381,058,213	$—	$397,305,298
Other Financial Instruments
Futures Contracts
Assets	$450,030	$—	$—	$450,030
Liabilities	(144,737)	—	—	(144,737)
Total	$305,293	$—	$—	$305,293

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$397,305,298

Cash	2,103,562

Interest receivable	2,979,058

Receivable for investments sold	2,887,436

Cash deposits with brokers for futures contracts	1,043,520

Receivable for variation margin on futures contracts	271,580

Reimbursement receivable from adviser	6,579

Receivable for fund shares subscribed	10

Prepaid expenses	5,007

Total Assets	406,602,050

Liabilities

Payable for investments purchased	4,829,087

Payable for fund shares redeemed	355,239

Investment advisory fees payable	145,444

Accrued audit fees	15,763

Accrued trustees’ and officers’ fees	4,304

Accrued expenses and other liabilities	44,424

Total Liabilities	5,394,261

Total Net Assets	$401,207,789

Net Assets Consist of:

Paid-in capital	$400,030,690

Distributable earnings	1,177,099

Total Net Assets	$401,207,789

Investments, at Cost	$399,068,079

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	39,762,857

Net Asset Value Per Share	$10.09

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Interest	$10,404,969

Dividends	181,779

Total Investment Income	10,586,748

Expenses

Investment advisory fees	895,366

Professional fees	66,230

Trustees’ and officers’ fees	61,678

Administrative fees	40,198

Custodian and accounting fees	30,382

Transfer agent fees	10,776

Shareholder reports	6,237

Other expenses	12,349

Total Expenses	1,123,216

Less: Fees waived	(76,931)

Total Expenses, Net	1,046,285

Net Investment Income/(Loss)	9,540,463

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	643,140

Net realized gain/(loss) from futures contracts	(691,635)

Net realized gain/(loss) from swap contracts	(266,558)

Net change in unrealized appreciation/(depreciation) on investments	(10,537,703)

Net change in unrealized appreciation/(depreciation) on futures contracts	(935,895)

Net change in unrealized appreciation/(depreciation) on swap contracts	128,533

Net Loss on Investments and Derivative Contracts	(11,660,118)

Net Decrease in Net Assets Resulting From Operations	$(2,119,655)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$9,540,463	$18,116,419

Net realized gain/(loss) from investments and derivative contracts	(315,053)	(32,907,044)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(11,345,065)	37,348,689

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,119,655)	22,558,064

Capital Share Transactions

Proceeds from sales of shares	30,908,818	36,651,130

Cost of shares redeemed	(52,134,926)	(84,460,527)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,226,108)	(47,809,397)

Net Decrease in Net Assets	(23,345,763)	(25,251,333)

Net Assets

Beginning of period	424,553,552	449,804,885

End of period	$401,207,789	$424,553,552

Other Information:

Shares

Sold	3,084,345	3,747,836

Redeemed	(5,210,115)	(8,649,366)

Net Decrease	(2,125,770)	(4,901,530)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$10.14	$0.23	$(0.28)	$(0.05)	$10.09	(0.49)%	(4)

Year Ended 12/31/23	9.61	0.40	0.13	0.53	10.14	5.52%

Period Ended 12/31/22(5)	10.00	0.22	(0.61)	(0.39)	9.61	(3.90)%	(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$401,208	0.51%	(4)	0.55%	(4)	4.65%	(4)	4.61%	(4)	122%	(4)

424,554	0.50%		0.54%		4.13%		4.09%		316%

449,805	0.50%	(4)	0.52%	(4)	3.41%	(4)	3.39%	(4)	90%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the six months ended June 30, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of June 30, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2024.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.53% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.50%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $76,931.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$217,361,727	$273,691,442
Sales	188,799,558	318,799,439

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$450,030

Liability Derivatives
Futures Contracts[1]	$(144,737)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(691,635)	$—
Swap Contracts[2]	—	(266,558)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(935,895)	$—
Swap Contracts[4]	—	128,533

Average Number of Notional Amounts
Futures Contracts[5]	742	—
Swap Contracts – Buy/Sell Protection	$—	$6,257,143

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

22

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the

23

reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

24

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

•	Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the
Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

25

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information

26

in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11740

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Plus Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 27.3%

Federal Home Loan Mortgage Corp. 4.50% due 8/1/2052	$1,153,966	$1,099,649
5.00% due 7/1/2052	511,388	499,659
5.00% due 8/1/2052	779,514	763,608

Federal National Mortgage Association 2.00% due 6/1/2051	491,445	386,123
2.00% due 11/1/2051	383,145	303,741
2.50% due 8/1/2050	3,299,794	2,763,659
2.50% due 9/1/2050	2,484,327	2,075,424
2.50% due 1/1/2051	1,112,617	928,714
2.50% due 6/1/2051	756,360	627,303
2.50% due 8/1/2051	250,597	209,164
2.50% due 9/1/2051	391,181	325,366
2.50% due 12/1/2051	2,350,899	1,953,106
3.00% due 12/1/2048	1,822,962	1,592,471
3.00% due 1/1/2051	506,435	438,672
3.50% due 7/1/2045	517,910	469,034
3.50% due 9/1/2051	220,397	198,131
3.50% due 4/1/2052	933,496	836,153
4.00% due 5/1/2052	957,761	888,577
4.00% due 6/1/2052	1,005,156	927,703
5.00% due 7/1/2052	677,360	663,369
5.00% due 8/1/2052	1,042,221	1,016,673

Freddie Mac Multifamily Structured Pass-Through Certificates Series K143, Class A2 2.35% due 3/25/2032	680,000	574,017
Series K145, Class A2 2.58% due 5/25/2032	641,000	548,774
Series KG07, Class A2 3.123% due 8/25/2032(1)(2)	1,146,000	1,019,873

Government National Mortgage Association 2.00% due 7/20/2054(3)	572,000	462,928
2.50% due 8/20/2054(3)	1,490,000	1,253,331
3.00% due 7/20/2054(3)	1,389,000	1,209,976
3.00% due 8/20/2054(3)	1,612,000	1,404,937
3.50% due 7/20/2054(3)	1,850,000	1,661,590
3.50% due 8/20/2054(3)	1,201,000	1,079,250
4.00% due 7/20/2054(3)	1,338,000	1,236,170
4.00% due 8/20/2054(3)	1,009,000	932,837
4.50% due 7/20/2054(3)	1,050,000	997,970
5.00% due 7/20/2054(3)	1,001,000	974,645
5.00% due 8/20/2054(3)	612,000	596,005
5.50% due 7/20/2054(3)	1,262,000	1,252,135
5.50% due 8/20/2054(3)	824,000	817,204
6.00% due 7/20/2054(3)	366,000	367,501
6.00% due 8/20/2054(3)	448,000	449,559
6.50% due 7/20/2054(3)	791,000	801,947
6.50% due 8/20/2054(3)	1,441,000	1,459,474

Uniform Mortgage-Backed Security 2.00% due 8/1/2054(3)	1,453,000	1,137,430
2.50% due 8/1/2054(3)	651,000	532,047
3.00% due 8/1/2054(3)	297,000	252,773
5.00% due 7/1/2054(3)	1,182,000	1,142,115
5.50% due 8/1/2039(3)	1,890,000	1,893,194

June 30, 2024 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
5.50% due 7/1/2054(3)	$1,537,000	$1,515,328
5.50% due 8/1/2054(3)	1,251,000	1,233,462
6.00% due 8/1/2039(3)	2,530,000	2,556,894
6.00% due 7/1/2054(3)	2,002,000	2,007,265
6.00% due 8/1/2054(3)	974,000	976,425
6.50% due 7/1/2054(3)	641,000	652,294
6.50% due 8/1/2054(3)	976,000	992,904
7.00% due 8/1/2054(3)	1,674,000	1,720,470

Total Agency Mortgage-Backed Securities (Cost $56,419,301)		54,679,023
Asset-Backed Securities – 18.9%

Affirm Asset Securitization Trust Series 2023-B, Class A 6.82% due 9/15/2028(4)	945,000	955,931
Series 2024-A, Class 1A 5.61% due 2/15/2029(4)	355,000	353,843

American Express Credit Account Master Trust Series 2024-2, Class A 5.24% due 4/15/2031	445,000	452,856

Avant Loans Funding Trust Series 2022-REV1, Class A 6.54% due 9/15/2031(4)	644,117	644,519

Avid Automobile Receivables Trust Series 2021-1, Class E 3.39% due 4/17/2028(4)	830,000	804,036

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.36% due 3/20/2026(4)	1,545,000	1,517,169

Bain Capital Credit CLO Ltd. Series 2023-4A, Class C 8.225% (3 mo. USD Term SOFR + 2.90%) due 10/21/2036(2)(4)	250,000	251,750
Series 2023-4A, Class D 10.325% (3 mo. USD Term SOFR + 5.00%) due 10/21/2036(2)(4)	540,000	552,418

Ballyrock CLO 23 Ltd. Series 2023-23A, Class A1 7.304% (3 mo. USD Term SOFR + 1.98%) due 4/25/2036(2)(4)	250,000	252,651

Ballyrock CLO 25 Ltd. Series 2023-25A, Class A2 7.774% (3 mo. USD Term SOFR + 2.45%) due 1/25/2036(2)(4)	500,000	501,272

Bank of America Auto Trust Series 2023-1A, Class A3 5.53% due 2/15/2028(4)	545,000	545,764
Series 2024-1A, Class A3 5.35% due 11/15/2028(4)	395,000	396,001

Barings CLO Ltd. Series 2019-3A, Class A1R 6.656% (3 mo. USD Term SOFR + 1.33%) due 4/20/2031(2)(4)	500,000	500,250

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1R 6.862% (3 mo. USD Term SOFR + 1.53%) due 7/20/2037(2)(4)	$880,000	$880,000

Capital One Multi-Asset Execution Trust Series 2022-A1, Class A1 2.80% due 3/15/2027	1,025,000	1,005,677

Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class A1A2 6.77% (3 mo. USD Term SOFR + 1.44%) due 1/14/2032(2)(4)	284,416	284,814

Carlyle U.S. CLO Ltd. Series 2021-1A, Class A1 6.73% (3 mo. USD Term SOFR + 1.40%) due 4/15/2034(2)(4)	1,400,000	1,398,880
Series 2024-1A, Class B 7.294% (3 mo. USD Term SOFR + 2.00%) due 4/15/2037(2)(4)	450,000	450,763

CarMax Auto Owner Trust Series 2023-1, Class B 4.98% due 1/16/2029	850,000	841,052

CarMax Select Receivables Trust Series 2024-A, Class A3 5.40% due 11/15/2028	380,000	379,687

Chase Auto Owner Trust Series 2024-1A, Class A3 5.13% due 5/25/2029(4)	890,000	889,440

CIFC Funding Ltd. Series 2021-4A, Class A 6.64% (3 mo. USD Term SOFR + 1.31%) due 7/15/2033(2)(4)	1,000,000	1,000,500

Citizens Auto Receivables Trust Series 2023-1, Class A3 5.84% due 1/18/2028(4)	1,005,000	1,009,450
Series 2024-2, Class A4 5.26% due 4/15/2031(4)	545,000	547,364

Driven Brands Funding LLC Series 2020-1A, Class A2 3.786% due 7/20/2050(4)	221,375	205,867

Elmwood CLO 24 Ltd. Series 2023-3A, Class B 7.683% (3 mo. USD Term SOFR + 2.35%) due 12/11/2033(2)(4)	470,000	470,478

Exeter Automobile Receivables Trust Series 2020-2A, Class E 7.19% due 9/15/2027(4)	1,100,000	1,103,071
Series 2022-2A, Class B 3.65% due 10/15/2026	152,945	152,790

First National Master Note Trust Series 2024-1, Class A 5.34% due 5/15/2030	805,000	807,207

June 30, 2024 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

GLS Auto Receivables Issuer Trust Series 2024-2A, Class D 6.19% due 2/15/2030(4)	$285,000	$289,317

GLS Auto Select Receivables Trust Series 2024-2A, Class A2 5.58% due 6/17/2030(4)	520,000	520,182

GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class C 7.671% (3 mo. USD Term SOFR + 2.35%) due 4/20/2037(2)(4)	330,000	329,978

HPEFS Equipment Trust Series 2024-2A, Class A3 5.36% due 10/20/2031(4)	420,000	419,681

Kubota Credit Owner Trust Series 2024-2A, Class A3 5.26% due 11/15/2028(4)	805,000	804,028

Lending Funding Trust Series 2020-2A, Class A 2.32% due 4/21/2031(4)	936,000	875,437

Lendmark Funding Trust Series 2021-1A, Class A 1.90% due 11/20/2031(4)	750,000	686,770

LoanCore Issuer Ltd. Series 2022-CRE7, Class A 6.883% (30 day SOFR + 1.55%) due 1/17/2037(2)(4)	478,427	476,013

Madison Park Funding LVIII Ltd. Series 2024-58A, Class D 8.973% (3 mo. USD Term SOFR + 3.65%) due 4/25/2037(2)(4)	320,000	322,660

Magnetite XXXVIII Ltd. Series 2024-38A, Class B 7.294% (3 mo. USD Term SOFR + 2.00%) due 4/15/2037(2)(4)	420,000	420,762

Marble Point CLO XVII Ltd. Series 2020-1A, Class A 6.886% (3 mo. USD Term SOFR + 1.56%) due 4/20/2033(2)(4)	613,030	612,785

Marlette Funding Trust Series 2020-2A, Class D 4.65% due 9/16/2030(4)	160,676	160,167

Mercury Financial Credit Card Master Trust Series 2024-2A, Class A 6.56% due 7/20/2029(4)	360,000	360,748

MF1 LLC Series 2024-FL14, Class A 7.076% (1 mo. USD Term SOFR + 1.74%) due 3/19/2039(2)(4)	490,000	489,835

Mountain View CLO LLC Series 2017-1A, Class AR 6.679% (3 mo. USD Term SOFR + 1.35%) due 10/16/2029(2)(4)	124,704	124,704

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

OCP CLO Ltd. Series 2014-7A, Class A1RR 6.706% (3 mo. USD Term SOFR + 1.38%) due 7/20/2029(2)(4)	$222,933	$223,201

Palmer Square CLO Ltd. Series 2024-2A, Class A1 5.65% (3 mo. USD Term SOFR + 1.40%) due 7/20/2037(2)(4)	530,000	530,000

Peebles Park CLO Ltd. Series 2024-1A, Class B1 7.304% (3 mo. USD Term SOFR + 2.00%) due 4/21/2037(2)(4)	350,000	350,842

Rad CLO 24 Ltd. Series 2024-24A, Class B 2.053% (3 mo. USD Term SOFR + 2.00%) due 7/20/2037(2)(4)	390,000	389,505

RR 24 Ltd. Series 2022-24A, Class A2R 7.729% (3 mo. USD Term SOFR + 2.40%) due 1/15/2036(2)(4)	530,000	534,743

Santander Consumer Auto Receivables Trust Series 2020-BA, Class D 2.14% due 12/15/2026(4)	1,115,599	1,106,416

Santander Drive Auto Receivables Trust Series 2022-7, Class C 6.69% due 3/17/2031	1,060,000	1,077,368
Series 2024-2, Class D 6.28% due 8/15/2031	530,000	533,084

SBNA Auto Receivables Trust Series 2024-A, Class A3 5.32% due 12/15/2028(4)	660,000	658,026

SCF Equipment Leasing LLC Series 2021-1A, Class C 1.54% due 10/21/2030(4)	1,000,000	946,215

SEB Funding LLC Series 2021-1A, Class A2 4.969% due 1/30/2052(4)	371,070	352,837

Signal Peak CLO 8 Ltd. Series 2020-8A, Class A 6.856% (3 mo. USD Term SOFR + 1.53%) due 4/20/2033(2)(4)	1,003,948	1,003,546

Sunrun Demeter Issuer LLC Series 2021-2A, Class A 2.27% due 1/30/2057(4)	435,090	355,939

Texas Debt Capital CLO Ltd. Series 2024-1A, Class B 7.22% (3 mo. USD Term SOFR + 1.95%) due 4/22/2037(2)(4)	560,000	561,194

Valley Stream Park CLO Ltd. Series 2022-1A, Class BR 7.575% (3 mo. USD Term SOFR + 2.25%) due 10/20/2034(2)(4)	470,000	469,931

June 30, 2024 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Voya CLO Ltd. Series 2018-1A, Class A2 6.888% (3 mo. USD Term SOFR + 1.56%) due 4/19/2031(2)(4)	$320,000	$318,432

Westlake Automobile Receivables Trust Series 2020-3A, Class E 3.34% due 6/15/2026(4)	750,000	745,438
Series 2023-1A, Class C 5.74% due 8/15/2028(4)	1,015,000	1,010,214

World Financial Network Credit Card Master Trust Series 2024-A, Class A 5.47% due 2/17/2031	600,000	603,043

Total Asset-Backed Securities (Cost $38,116,356)		37,818,541
Corporate Bonds & Notes – 43.8%

Aerospace & Defense – 0.4%

Boeing Co. 6.528% due 5/1/2034(4)	299,000	306,101
6.858% due 5/1/2054(4)	225,000	230,688

Bombardier, Inc. 7.25% due 7/1/2031(4)	206,000	211,490

		748,279
Agriculture – 1.3%

BAT Capital Corp. 3.222% due 8/15/2024	833,000	829,835
5.834% due 2/20/2031	211,000	213,882
6.343% due 8/2/2030	500,000	522,150

Imperial Brands Finance PLC 5.50% due 2/1/2030(4)	627,000	621,508

Viterra Finance BV 4.90% due 4/21/2027(4)	398,000	391,158

		2,578,533
Airlines – 0.2%

American Airlines, Inc. 7.25% due 2/15/2028(4)	210,000	210,000

VistaJet Malta Finance PLC/Vista Management Holding, Inc. 7.875% due 5/1/2027(4)	267,000	235,886

		445,886
Auto Manufacturers – 1.6%

Ford Motor Co. 9.625% due 4/22/2030	288,000	334,970

Ford Motor Credit Co. LLC 2.70% due 8/10/2026	200,000	187,886
3.375% due 11/13/2025	275,000	266,139
4.134% due 8/4/2025	253,000	248,254
6.125% due 3/8/2034	356,000	352,693

Ford Otomotiv Sanayi AS 7.125% due 4/25/2029(4)	200,000	201,820

General Motors Financial Co., Inc. 5.60% due 6/18/2031	408,000	405,328

Hyundai Capital America 1.80% due 10/15/2025(4)	402,000	383,021
5.40% due 1/8/2031(4)	332,000	329,769
5.80% due 6/26/2025(4)	278,000	278,361

JB Poindexter & Co., Inc. 8.75% due 12/15/2031(4)	272,000	282,045

		3,270,286

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Beverages – 0.1%

Coca-Cola Consolidated, Inc. 5.45% due 6/1/2034	$218,000	$219,945

		219,945
Biotechnology – 0.1%

Baxalta, Inc. 4.00% due 6/23/2025	175,000	172,426

		172,426
Building Materials – 0.5%

EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.75% due 7/15/2031(4)	204,000	206,670

Sisecam U.K. PLC 8.625% due 5/2/2032(4)	200,000	203,308

Smyrna Ready Mix Concrete LLC 6.00% due 11/1/2028(4)	249,000	243,253

Standard Industries, Inc. 4.375% due 7/15/2030(4)	303,000	273,733

		926,964
Chemicals – 1.3%

Celanese U.S. Holdings LLC 6.05% due 3/15/2025	810,000	810,356

CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% due 6/15/2028(4)	265,000	254,702

International Flavors & Fragrances, Inc. 1.23% due 10/1/2025(4)	1,008,000	953,639

NOVA Chemicals Corp. 9.00% due 2/15/2030(4)	295,000	311,750

Rain Carbon, Inc. 12.25% due 9/1/2029(4)	249,000	268,345

Rain CII Carbon LLC/CII Carbon Corp. 7.25% due 4/1/2025(4)	6,000	5,863

		2,604,655
Coal – 0.1%

SunCoke Energy, Inc. 4.875% due 6/30/2029(4)	263,000	238,415

		238,415
Commercial Banks – 10.6%

ABN AMRO Bank NV 3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT rate+ 1.90% thereafter) due 3/13/2037(2)(4)	400,000	328,812

AIB Group PLC 6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(2)(4)	389,000	401,397

Akbank TAS 7.498% due 1/20/2030(4)	200,000	199,022

Bank of America Corp. 2.087% (2.087% fixed rate until 6/14/2028; 1 day USD SOFR + 1.06% thereafter) due 6/14/2029(2)	769,000	682,334

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
3.593% (3.593% fixed rate until 7/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter) due 7/21/2028(2)	$987,000	$939,328

BankUnited, Inc. 5.125% due 6/11/2030	613,000	551,651

BBVA Bancomer SA 8.125% (8.125% fixed rate until 1/8/2034; 5 yr. CMT rate + 4.21% thereafter) due 1/8/2039(2)(4)	400,000	405,144

BNP Paribas SA 2.219% (2.219% fixed rate until 6/9/2025; 1 day USD SOFR + 2.07% thereafter) due 6/9/2026(2)(4)	1,019,000	985,220
4.375% (4.375% fixed rate until 3/1/2028; 5 yr. USD Swap rate + 1.48% thereafter) due 3/1/2033(2)(4)	599,000	565,210
5.738% (5.738% fixed rate until 2/20/2034; 1 day USD SOFR + 1.88% thereafter) due 2/20/2035(2)(4)	200,000	199,134

BPCE SA 5.936% (5.936% fixed rate until 5/30/2034; 1 day USD SOFR + 1.85% thereafter) due 5/30/2035(2)(4)	500,000	498,300

Citigroup, Inc. 3.887% (3.887% fixed rate until 1/10/2027; 3 mo. USD Term SOFR + 1.82% thereafter) due 1/10/2028(2)	963,000	930,037
3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(2)	750,000	707,617
5.827% (5.827% fixed rate until 2/13/2034; 1 day USD SOFR + 2.06% thereafter) due 2/13/2035(2)	953,000	944,623

Danske Bank AS 6.466% (6.466% fixed rate until 1/9/2025; 1 yr. CMT rate + 2.10% thereafter) due 1/9/2026(2)(4)	434,000	435,176

First-Citizens Bank & Trust Co. 2.969% (2.969% fixed rate until 9/27/2024; 3 mo. USD Term SOFR + 1.72% thereafter) due 9/27/2025(2)	518,000	512,545

Freedom Mortgage Corp. 12.25% due 10/1/2030(4)	200,000	215,412

Intesa Sanpaolo SpA 6.625% due 6/20/2033(4)	440,000	454,903

M&T Bank Corp. 5.053% (5.053% fixed rate until 1/27/2033; 1 day USD SOFR + 1.85% thereafter) due 1/27/2034(2)	376,000	347,883

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Macquarie Bank Ltd. 3.624% due 6/3/2030(4)	$203,000	$180,573

Macquarie Group Ltd. 2.691% (2.691% fixed rate until 6/23/2031; 1 day USD SOFR + 1.44% thereafter) due 6/23/2032(2)(4)	678,000	561,777
4.654% (4.654% fixed rate until 3/27/2028; 3 mo. USD Term SOFR + 1.99% thereafter) due 3/27/2029(2)(4)	700,000	684,768

Mitsubishi UFJ Financial Group, Inc. 5.541% (5.541% fixed rate until 4/17/2025; 1 yr. CMT rate + 1.50% thereafter) due 4/17/2026(2)	320,000	319,594

Morgan Stanley 4.431% (4.431% fixed rate until 1/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter) due 1/23/2030(2)	500,000	483,365
5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(2)	1,004,000	961,581

NatWest Group PLC 5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT rate + 1.95% thereafter) due 9/13/2029(2)	327,000	331,166
8.125% (8.125% fixed rate until 11/10/2033; 5 yr. CMT rate + 3.75% thereafter) due 11/10/2033(2)	200,000	202,514

Truist Financial Corp. 5.711% (5.711% fixed rate until 1/24/2034; 1 day USD SOFR + 1.92% thereafter) due 1/24/2035(2)	466,000	464,057

U.S. Bancorp 4.967% (4.967% fixed rate until 7/22/2032; 1 day USD SOFR + 2.11% thereafter) due 7/22/2033(2)	785,000	743,952
5.678% (5.678% fixed rate until 1/23/2034; 1 day USD SOFR + 1.86% thereafter) due 1/23/2035(2)	472,000	474,209

UBS Group AG 1.364% (1.364% fixed rate until 1/30/2026; 1 yr. CMT rate + 1.08% thereafter) due 1/30/2027(2)(4)	473,000	441,560
1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT rate + 0.85% thereafter) due 8/10/2027(2)(4)	504,000	462,329
4.703% (4.703% fixed rate until 8/5/2026; 1 yr. CMT rate + 2.05% thereafter) due 8/5/2027(2)(4)	365,000	358,273

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
4.988% (4.988% fixed rate until 8/5/2032; 1 yr. CMT rate + 2.40% thereafter) due 8/5/2033(2)(4)	$449,000	$428,279
6.327% (6.327% fixed rate until 12/22/2026; 1 yr. CMT rate + 1.60% thereafter) due 12/22/2027(2)(4)	403,000	409,363
6.373% (6.373% fixed rate until 7/15/2025; 1 day USD SOFR + 3.34% thereafter) due 7/15/2026(2)(4)	690,000	693,491
6.442% (6.442% fixed rate until 8/11/2027; 1 day USD SOFR + 3.70% thereafter) due 8/11/2028(2)(4)	509,000	521,934

Wells Fargo & Co. 2.188% (2.188% fixed rate until 4/30/2025; 1 day USD SOFR + 2.00% thereafter) due 4/30/2026(2)	652,000	633,144
2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(2)	864,000	796,064
3.584% (3.584% fixed rate until 5/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter) due 5/22/2028(2)	723,000	688,535

		21,144,276
Commercial Services – 0.7%

Adani Ports & Special Economic Zone Ltd. 4.00% due 7/30/2027	300,000	276,648

Allied Universal Holdco LLC 7.875% due 2/15/2031(4)	348,000	349,249

Block, Inc. 6.50% due 5/15/2032(4)	246,000	249,336

GXO Logistics, Inc. 6.50% due 5/6/2034	521,000	529,143

		1,404,376
Diversified Financial Services – 3.5%

Air Lease Corp. 5.20% due 7/15/2031	288,000	281,822

Aircastle Ltd. 2.85% due 1/26/2028(4)	600,000	542,406

Aviation Capital Group LLC 1.95% due 1/30/2026(4)	408,000	383,932
5.50% due 12/15/2024(4)	767,000	764,952
6.375% due 7/15/2030(4)	805,000	832,233

Avolon Holdings Funding Ltd. 2.125% due 2/21/2026(4)	800,000	752,104
4.25% due 4/15/2026(4)	800,000	776,776
5.75% due 11/15/2029(4)	312,000	310,493

Blue Owl Finance LLC 6.25% due 4/18/2034(4)	135,000	135,466

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Diversified Financial Services (continued)

Capital One Financial Corp. 5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(2)	$303,000	$304,221

GGAM Finance Ltd. 8.00% due 2/15/2027(4)	221,000	228,496

LPL Holdings, Inc. 4.00% due 3/15/2029(4)	672,000	627,635

Navient Corp. 4.875% due 3/15/2028	221,000	202,155

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.50% due 3/15/2027(4)	365,000	350,499
4.875% due 4/15/2045(4)	198,000	158,731

Nuveen LLC 5.85% due 4/15/2034(4)	304,000	305,429

		6,957,350
Electric – 3.3%

AES Corp. 3.95% due 7/15/2030(4)	525,000	480,154

Alfa Desarrollo SpA 4.55% due 9/27/2051(4)	292,918	220,145

American Transmission Systems, Inc. 2.65% due 1/15/2032(4)	238,000	197,840

Appalachian Power Co. 5.65% due 4/1/2034	334,000	330,870

Ausgrid Finance Pty. Ltd. 4.35% due 8/1/2028(4)	580,000	557,090

Dominion Energy, Inc. Series A 6.875% (6.875% fixed rate until 11/3/2029; 5 yr. CMT rate + 2.39% thereafter) due 2/1/2055(2)	145,000	148,181

Duke Energy Indiana LLC 5.40% due 4/1/2053	236,000	223,133

Enel Finance International NV 5.125% due 6/26/2029(4)	287,000	282,767

Entergy Louisiana LLC 5.70% due 3/15/2054	327,000	322,285

Indianapolis Power & Light Co. 5.65% due 12/1/2032(4)	500,000	502,535

Minejesa Capital BV 4.625% due 8/10/2030(4)	440,725	421,576

Narragansett Electric Co. 5.35% due 5/1/2034(4)	333,000	329,717

NRG Energy, Inc. 4.45% due 6/15/2029(4)	280,000	264,200

Oglethorpe Power Corp. 5.80% due 6/1/2054(4)	194,000	190,304

Southern Co. 4.475% due 8/1/2024(2)	1,156,000	1,153,341

Vistra Operations Co. LLC 3.55% due 7/15/2024(4)	841,000	839,907
7.75% due 10/15/2031(4)	198,000	206,237

		6,670,282

June 30, 2024 (unaudited)	Principal Amount	Value
Electronics – 0.2%

EquipmentShare.com, Inc. 9.00% due 5/15/2028(4)	$337,000	$348,104

		348,104
Energy-Alternate Sources – 0.2%

Greenko Dutch BV 3.85% due 3/29/2026(4)	358,540	338,415

		338,415
Engineering & Construction – 0.4%

Aeropuertos Dominicanos Siglo XXI SA 7.00% due 6/30/2034(4)	200,000	202,350

IRB Infrastructure Developers Ltd. 7.11% due 3/11/2032(4)	266,000	266,226

Weekley Homes LLC/Weekley Finance Corp. 4.875% due 9/15/2028(4)	361,000	334,376

		802,952
Entertainment – 0.3%

Jacobs Entertainment, Inc. 6.75% due 2/15/2029(4)	255,000	237,242

Warnermedia Holdings, Inc. 3.788% due 3/15/2025	442,000	435,692

		672,934
Gas – 0.4%

CenterPoint Energy Resources Corp. 1.75% due 10/1/2030	301,000	245,472

National Fuel Gas Co. 5.50% due 1/15/2026	554,000	551,889

		797,361
Hand & Machine Tools – 0.3%

Regal Rexnord Corp. 6.05% due 2/15/2026	541,000	543,380

		543,380
Healthcare-Products – 0.6%

Revvity, Inc. 0.85% due 9/15/2024	750,000	742,305

Solventum Corp. 5.45% due 3/13/2031(4)	443,000	437,520

		1,179,825
Healthcare-Services – 1.4%

Centene Corp. 2.45% due 7/15/2028	536,000	475,984
3.375% due 2/15/2030	383,000	339,851
4.25% due 12/15/2027	419,000	400,061

CHS/Community Health Systems, Inc. 5.25% due 5/15/2030(4)	472,000	389,447

Concentra Escrow Issuer Corp. 6.875% due 7/15/2032(4)	58,000	58,859

DaVita, Inc. 4.625% due 6/1/2030(4)	238,000	215,364

Humana, Inc. 1.35% due 2/3/2027	375,000	339,852

LifePoint Health, Inc. 9.875% due 8/15/2030(4)	302,000	322,267

Molina Healthcare, Inc. 4.375% due 6/15/2028(4)	247,000	232,279

		2,773,964

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Holding Companies-Diversified – 0.1%

Stena International SA 7.25% due 1/15/2031(4)	$207,000	$211,411

		211,411
Insurance – 2.1%

Athene Global Funding 5.62% due 5/8/2026(4)	710,000	710,469

Brighthouse Financial Global Funding 5.65% due 6/10/2029(4)	408,000	408,102

Brown & Brown, Inc. 5.65% due 6/11/2034	363,000	361,044

CNO Global Funding 5.875% due 6/4/2027(4)	362,000	363,231

GA Global Funding Trust 3.85% due 4/11/2025(4)	898,000	883,659

Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25% due 2/15/2031(4)	251,000	249,288

HUB International Ltd. 7.375% due 1/31/2032(4)	307,000	311,442

Metropolitan Life Global Funding I 4.05% due 8/25/2025(4)	302,000	297,793

New York Life Global Funding 4.55% due 1/28/2033(4)	187,000	177,702

Principal Life Global Funding II 5.10% due 1/25/2029(4)	433,000	430,415

		4,193,145
Internet – 0.2%

Prosus NV 3.257% due 1/19/2027(4)	500,000	467,210

		467,210
Iron & Steel – 0.1%

ATI, Inc. 7.25% due 8/15/2030	197,000	203,962

		203,962
Leisure Time – 0.1%

Royal Caribbean Cruises Ltd. 6.25% due 3/15/2032(4)	243,000	244,835

		244,835
Lodging – 0.2%

MGM China Holdings Ltd. 4.75% due 2/1/2027	240,000	228,487

Wynn Macau Ltd. 5.625% due 8/26/2028(4)	250,000	234,313

		462,800
Machinery-Diversified – 0.4%

nVent Finance SARL 4.55% due 4/15/2028	818,000	795,096

		795,096
Media – 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50% due 5/1/2032	653,000	526,618

June 30, 2024 (unaudited)	Principal Amount	Value
Media (continued)

FactSet Research Systems, Inc. 3.45% due 3/1/2032	$600,000	$522,906

Globo Comunicacao e Participacoes SA 4.875% due 1/22/2030(4)	275,000	243,172

Gray Television, Inc. 7.00% due 5/15/2027(4)	226,000	207,990

		1,500,686
Mining – 1.2%

Anglo American Capital PLC 3.875% due 3/16/2029(4)	340,000	318,471

Antofagasta PLC 6.25% due 5/2/2034(4)	200,000	206,768

FMG Resources August 2006 Pty. Ltd. 4.375% due 4/1/2031(4)	280,000	250,267

Freeport Indonesia PT 6.20% due 4/14/2052	270,000	261,784

Glencore Funding LLC 5.371% due 4/4/2029(4)	342,000	340,269
5.634% due 4/4/2034(4)	483,000	475,639
6.375% due 10/6/2030(4)	216,000	225,219

Hecla Mining Co. 7.25% due 2/15/2028	246,000	246,576

		2,324,993
Miscellaneous Manufacturing – 0.1%

LSB Industries, Inc. 6.25% due 10/15/2028(4)	257,000	247,928

		247,928
Oil & Gas – 4.6%

Antero Resources Corp. 7.625% due 2/1/2029(4)	449,000	462,174

Apache Corp. 4.25% due 1/15/2030	268,000	248,712

Baytex Energy Corp. 8.50% due 4/30/2030(4)	200,000	209,168

California Resources Corp. 8.25% due 6/15/2029(4)	203,000	207,182

CITGO Petroleum Corp. 8.375% due 1/15/2029(4)	245,000	252,534

Civitas Resources, Inc. 8.375% due 7/1/2028(4)	194,000	203,549

CNX Resources Corp. 6.00% due 1/15/2029(4)	229,000	224,566

Comstock Resources, Inc. 6.75% due 3/1/2029(4)	361,000	349,813

Continental Resources, Inc. 5.75% due 1/15/2031(4)	1,333,000	1,310,885

Cosan Luxembourg SA 7.25% due 6/27/2031(4)	200,000	202,460

Coterra Energy, Inc. 5.60% due 3/15/2034	524,000	522,742

Crescent Energy Finance LLC 7.375% due 1/15/2033(4)	204,000	204,777

Diamond Foreign Asset Co./Diamond Finance LLC 8.50% due 10/1/2030(4)	230,000	241,192

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Ecopetrol SA 8.375% due 1/19/2036	$324,000	$318,609

Encino Acquisition Partners Holdings LLC 8.75% due 5/1/2031(4)	196,000	204,352

EQT Corp. 5.75% due 2/1/2034	345,000	341,484
7.00% due 2/1/2030	891,000	945,289

Medco Maple Tree Pte. Ltd. 8.96% due 4/27/2029(4)	250,000	261,265

Occidental Petroleum Corp. 6.625% due 9/1/2030	734,000	769,489

Ovintiv, Inc. 6.50% due 2/1/2038	400,000	410,644

Patterson-UTI Energy, Inc. 3.95% due 2/1/2028	175,000	164,626

Rockcliff Energy II LLC 5.50% due 10/15/2029(4)	240,000	224,654

Transocean, Inc. 8.50% due 5/15/2031(4)	413,000	412,591

Valaris Ltd. 8.375% due 4/30/2030(4)	207,000	214,276

Vital Energy, Inc. 7.875% due 4/15/2032(4)	216,000	219,305

		9,126,338
Oil & Gas Services – 0.1%

Kodiak Gas Services LLC 7.25% due 2/15/2029(4)	216,000	221,523

		221,523
Packaging & Containers – 0.2%

LABL, Inc. 9.50% due 11/1/2028(4)	226,000	228,352

Mauser Packaging Solutions Holding Co. 7.875% due 8/15/2026(4)	214,000	215,098

		443,450
Pharmaceuticals – 0.5%

Bayer Corp. 6.65% due 2/15/2028(4)	343,000	354,360

Bayer U.S. Finance LLC 6.375% due 11/21/2030(4)	400,000	409,876

Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125% due 4/30/2031(4)	226,000	202,917

		967,153
Pipelines – 2.2%

Cheniere Energy Partners LP 3.25% due 1/31/2032	344,000	293,343

Columbia Pipeline Group, Inc. 4.50% due 6/1/2025	339,000	334,891

Eastern Gas Transmission & Storage, Inc. 3.00% due 11/15/2029	428,000	382,944

EIG Pearl Holdings SARL 3.545% due 8/31/2036(4)	299,000	257,059

June 30, 2024 (unaudited)	Principal Amount	Value
Pipelines (continued)

Enbridge, Inc. 8.50% (8.50% fixed rate until 10/15/2033; 5 yr. CMT rate + 4.43% thereafter) due 1/15/2084(2)	$512,000	$552,566

EQM Midstream Partners LP 7.50% due 6/1/2030(4)	231,000	246,193

Galaxy Pipeline Assets Bidco Ltd. 3.25% due 9/30/2040(4)	276,000	210,668

Genesis Energy LP/Genesis Energy Finance Corp. 8.25% due 1/15/2029	205,000	211,538

Kinder Morgan Energy Partners LP 4.25% due 9/1/2024	643,000	641,000

NGL Energy Operating LLC/NGL Energy Finance Corp. 8.375% due 2/15/2032(4)	276,000	280,179

NGPL PipeCo LLC 3.25% due 7/15/2031(4)	314,000	268,074

Sabine Pass Liquefaction LLC 5.625% due 3/1/2025	278,000	277,455

Venture Global LNG, Inc. 8.375% due 6/1/2031(4)	367,000	380,539

		4,336,449
Real Estate Investment Trusts – 1.5%

American Tower Corp. 2.40% due 3/15/2025	448,000	437,391
2.95% due 1/15/2025	235,000	231,315
3.80% due 8/15/2029	616,000	572,591

Crown Castle, Inc. 3.30% due 7/1/2030	491,000	437,717

EPR Properties 4.50% due 6/1/2027	180,000	172,271
4.95% due 4/15/2028	344,000	329,322

Iron Mountain Information Management Services, Inc. 5.00% due 7/15/2032(4)	225,000	205,661

VICI Properties LP 6.125% due 4/1/2054	332,000	317,770

VICI Properties LP/VICI Note Co., Inc. 4.625% due 12/1/2029(4)	314,000	296,560

		3,000,598
Retail – 0.5%

Home Depot, Inc. 4.875% due 6/25/2027	274,000	273,647
5.30% due 6/25/2054	179,000	174,983

Macy’s Retail Holdings LLC 5.875% due 4/1/2029(4)	235,000	227,715

PetSmart, Inc./PetSmart Finance Corp. 7.75% due 2/15/2029(4)	250,000	243,230

		919,575
Semiconductors – 0.3%

Broadcom, Inc. 4.15% due 4/15/2032(4)	427,000	393,382

SK Hynix, Inc. 5.50% due 1/16/2029(4)	308,000	307,754

		701,136

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Software – 0.4%

Atlassian Corp. 5.50% due 5/15/2034	$269,000	$266,466

Cloud Software Group, Inc. 6.50% due 3/31/2029(4)	213,000	204,619
9.00% due 9/30/2029(4)	424,000	411,178

		882,263
Telecommunications – 0.7%

Frontier Communications Holdings LLC 5.00% due 5/1/2028(4)	238,000	224,284
5.875% due 11/1/2029	385,000	335,246

Sprint Capital Corp. 8.75% due 3/15/2032	212,000	254,934

T-Mobile USA, Inc. 3.875% due 4/15/2030	572,000	534,746

		1,349,210
Transportation – 0.1%

Rand Parent LLC 8.50% due 2/15/2030(4)	206,000	208,361

		208,361

Total Corporate Bonds & Notes (Cost $88,842,412)		87,646,730
Non-Agency Mortgage-Backed Securities – 8.7%

Angel Oak Mortgage Trust Series 2020-1, Class A1 2.466% due 12/25/2059(1)(2)(4)	25,465	23,960

ARZ Trust Series 2024-BILT, Class A 5.772% due 6/11/2029(4)	150,000	150,466

Bank5 Series 2023-5YR2, Class A3 6.656% due 7/15/2056(1)(2)	260,000	270,678

BBCMS Mortgage Trust Series 2019-BWAY, Class B 6.754% due 11/15/2034(1)(2)(4)	160,000	48,186

Benchmark Mortgage Trust Series 2024-V7, Class A3 6.228% due 5/15/2056(1)(2)	250,000	258,398

BMO Mortgage Trust Series 2023-C5, Class A4 5.494% due 6/15/2056	220,000	222,352

BRAVO Residential Funding Trust Series 2021-NQM2, Class A1 0.97% due 3/25/2060(1)(2)(4)	514,834	485,122

BSPRT Issuer Ltd. Series 2022-FL8, Class A 6.833% due 2/15/2037(1)(2)(4)	192,115	191,679

BX Commercial Mortgage Trust Series 2021-XL2, Class A 6.132% due 10/15/2038(1)(2)(4)	161,195	159,157
Series 2024-XL4, Class A 6.771% due 2/15/2039(1)(2)(4)	541,726	539,939
Series 2024-XL5, Class A 6.721% due 3/15/2041(1)(2)(4)	268,515	267,265

BX Trust Series 2024-VLT4, Class A 6.811% due 7/15/2029(1)(2)(4)	150,000	149,476

June 30, 2024 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Chase Home Lending Mortgage Trust Series 2024-RPL2, Class A1A 3.25% due 8/25/2064(1)(2)(4)	$228,369	$196,255

CIM Trust Series 2021-J3, Class A1 2.50% due 6/25/2051(1)(2)(4)	851,563	689,725

Commercial Mortgage Trust Series 2014-CR17, Class AM 4.174% due 5/10/2047	620,000	610,610
Series 2015-LC21, Class AM 4.043% due 7/10/2048(1)(2)	522,000	507,421

Connecticut Avenue Securities Trust Series 2022-R02, Class 2M1 6.535% due 1/25/2042(1)(2)(4)	325,991	326,030
Series 2023-R01, Class 1M1 7.735% due 12/25/2042(1)(2)(4)	912,276	938,497
Series 2023-R02, Class 1M1 7.635% due 1/25/2043(1)(2)(4)	425,056	436,175
Series 2023-R03, Class 2M2 9.235% due 4/25/2043(1)(2)(4)	400,000	428,498
Series 2023-R04, Class 1M1 7.635% due 5/25/2043(1)(2)(4)	287,582	294,804
Series 2023-R07, Class 2M1 7.285% due 9/25/2043(1)(2)(4)	167,092	168,373
Series 2024-R03, Class 2M2 7.285% due 3/25/2044(1)(2)(4)	350,000	351,805
Series 2024-R04, Class 1M2 6.974% due 5/25/2044(1)(2)(4)	165,000	165,453

Deephaven Residential Mortgage Trust Series 2021-3, Class A1 1.194% due 8/25/2066(1)(2)(4)	146,994	124,607

EQUS Mortgage Trust Series 2021-EQAZ, Class A 6.198% due 10/15/2038(1)(2)(4)	237,995	235,819

Flagstar Mortgage Trust Series 2021-3INV, Class A2 2.50% due 6/25/2051(1)(2)(4)	585,156	471,650
Series 2021-7, Class A1 2.50% due 8/25/2051(1)(2)(4)	545,608	438,228

Freddie Mac STACR REMIC Trust Series 2022-DNA1, Class M2 7.835% due 1/25/2042(1)(2)(4)	365,000	371,407
Series 2022-HQA3, Class M1A 7.635% due 8/25/2042(1)(2)(4)	187,570	192,008
Series 2023-DNA2, Class M1A 7.435% due 4/25/2043(1)(2)(4)	486,812	495,964
Series 2024-DNA1, Class A1 6.685% due 2/25/2044(1)(2)(4)	578,852	580,667
Series 2024-DNA2, Class M1 6.535% due 5/25/2044(1)(2)(4)	235,886	236,280

GS Mortgage Securities Corp. Trust Series 2021-ROSS, Class G 10.244% due 5/15/2026(1)(2)(4)	660,000	205,654

GS Mortgage-Backed Securities Trust Series 2021-PJ2, Class A2 2.50% due 7/25/2051(1)(2)(4)	450,963	364,801
Series 2021-PJ8, Class A2 2.50% due 1/25/2052(1)(2)(4)	608,396	482,775
Series 2022-PJ6, Class A4 3.00% due 1/25/2053(1)(2)(4)	538,768	451,321

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)	Principal Amount		Value
Non-Agency Mortgage-Backed Securities (continued)

JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN, Class A 6.646% due 11/15/2035(1)(2)(4)		$339,000	$315,331

JP Morgan Mortgage Trust Series 2021-13, Class A3 2.50% due 4/25/2052(1)(2)(4)		473,212	376,732
Series 2021-15, Class A2 3.00% due 6/25/2052(1)(2)(4)		787,225	663,272
Series 2021-INV8, Class A2 3.00% due 5/25/2052(1)(2)(4)		444,377	370,863
Series 2022-4, Class A3 3.00% due 10/25/2052(1)(2)(4)		349,710	290,528

PFP Ltd. Series 2023-10, Class A 7.694% due 9/16/2038(1)(2)(4)		400,000	402,249

Rate Mortgage Trust Series 2024-J1, Class A1 6.00% due 7/25/2054(1)(2)(4)		630,000	624,148

RCKT Mortgage Trust Series 2024-INV1, Class A1 6.50% due 6/25/2054(1)(2)(4)		200,000	200,705

Ready Capital Mortgage Financing LLC Series 2022-FL8, Class A 6.985% due 1/25/2037(1)(2)(4)		861,661	861,287

Starwood Mortgage Residential Trust Series 2020-3, Class A1 1.486% due 4/25/2065(1)(2)(4)		135,978	128,152

Towd Point Mortgage Trust Series 2019-HY1, Class M2 7.46% due 10/25/2048(1)(2)(4)		210,000	220,978

Verus Securitization Trust Series 2020-1, Class A1 3.417% due 1/25/2060(1)(2)(4)		45,366	43,416

Vista Point Securitization Trust Series 2020-2, Class A1 1.475% due 4/25/2065(1)(2)(4)		98,344	91,288

Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2, Class A2 2.50% due 9/25/2051(1)(2)(4)		395,808	319,033

Total Non-Agency Mortgage-Backed Securities (Cost $18,230,097)			17,439,487
Foreign Government – 2.9%

Angola Government International Bonds 8.25% due 5/9/2028(4)	USD	314,000	294,231

Brazil Government International Bonds 6.125% due 3/15/2034	USD	313,000	300,708

Colombia Government International Bonds 7.50% due 2/2/2034	USD	326,000	325,579

June 30, 2024 (unaudited)	Principal Amount		Value
Foreign Government (continued)

Japan Finance Organization for Municipalities 5.00% due 4/23/2029(4)	USD	2,350,000	$2,375,780

Mexico Government International Bonds 4.875% due 5/19/2033	USD	470,000	433,020

Ontario Teachers’ Finance Trust 4.625% due 4/10/2029(4)	USD	1,881,000	1,874,868

Senegal Government International Bonds 6.25% due 5/23/2033(4)	USD	290,000	242,379

Total Foreign Government (Cost $5,875,557)			5,846,565
U.S. Government Securities – 9.8%

U.S. Treasury Bonds 3.875% due 2/15/2043		$4,234,000	3,827,801
4.25% due 2/15/2054		3,995,200	3,805,428
4.375% due 8/15/2043		3,309,600	3,195,315
4.50% due 2/15/2044		2,914,000	2,859,362
4.625% due 5/15/2054		1,230,000	1,247,297

U.S. Treasury Notes 4.25% due 6/30/2029		4,652,000	4,632,556

Total U.S. Government Securities (Cost $19,784,592)			19,567,759
U.S. Treasury Bills – 1.5%

U.S. Treasury Bills 5.348% due 7/5/2024(5)		3,057,000	3,055,220

Total U.S. Treasury Bills (Cost $3,055,219)			3,055,220
Repurchase Agreements – 3.3%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $6,500,856, due 7/1/2024(6)		6,499,989	6,499,989

Total Repurchase Agreements (Cost $6,499,989)			6,499,989

Total Investments – 116.2% (Cost $236,823,523)			232,553,314

Liabilities in excess of other assets – (16.2)%			(32,398,008)

Total Net Assets – 100.0%			$200,155,306

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2024.
(3)	TBA — To be announced.

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of these securities amounted to $101,945,241, representing 50.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$6,592,400	$6,630,073

Open futures contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2024	257	Long	$52,447,644	$52,484,219	$36,575
U.S. 5-Year Treasury Note	September 2024	19	Long	2,016,098	2,024,984	8,886
U.S. Ultra Bond	September 2024	71	Long	8,809,527	8,899,406	89,879
Total				$63,273,269	$63,408,609	$135,340

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$54,679,023	$—	$54,679,023
Asset-Backed Securities	—	37,818,541	—	37,818,541
Corporate Bonds & Notes	—	87,646,730	—	87,646,730
Non-Agency Mortgage-Backed Securities	—	17,439,487	—	17,439,487
Foreign Government	—	5,846,565	—	5,846,565
U.S. Government Securities	—	19,567,759	—	19,567,759
U.S. Treasury Bills	—	3,055,220	—	3,055,220
Repurchase Agreements	—	6,499,989	—	6,499,989
Total	$—	$232,553,314	$—	$232,553,314
Other Financial Instruments
Futures Contracts
Assets	$135,340	$—	$—	$135,340
Total	$135,340	$—	$—	$135,340

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$232,553,314

Cash	20

Receivable for investments sold	33,208,902

Interest receivable	1,956,201

Cash deposits with brokers for futures contracts	685,050

Reimbursement receivable from adviser	9,622

Prepaid expenses	2,623

Total Assets	268,415,732

Liabilities

Payable for investments purchased	67,867,956

Payable for variation margin on futures contracts	112,911

Payable for fund shares redeemed	98,737

Investment advisory fees payable	74,997

Distribution fees payable	41,665

Accrued audit fees	17,523

Accrued custodian and accounting fees	9,598

Accrued trustees’ and officers’ fees	2,892

Accrued expenses and other liabilities	34,147

Total Liabilities	68,260,426

Total Net Assets	$200,155,306

Net Assets Consist of:

Paid-in capital	$181,591,501

Distributable earnings	18,563,805

Total Net Assets	$200,155,306

Investments, at Cost	$236,823,523

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	19,062,971

Net Asset Value Per Share	$10.50

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Interest	$5,590,833

Total Investment Income	5,590,833

Expenses

Investment advisory fees	473,185

Distribution fees	262,881

Custodian and accounting fees	47,405

Professional fees	43,340

Trustees’ and officers’ fees	32,704

Administrative fees	27,808

Transfer agent fees	7,198

Shareholder reports	4,237

Other expenses	6,897

Total Expenses	905,655

Less: Fees waived	(53,922)

Total Expenses, Net	851,733

Net Investment Income/(Loss)	4,739,100

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(1,423,971)

Net realized gain/(loss) from futures contracts	(423,109)

Net change in unrealized appreciation/(depreciation) on investments	(1,841,398)

Net change in unrealized appreciation/(depreciation) on futures contracts	(1,365,605)

Net Loss on Investments and Derivative Contracts	(5,054,083)

Net Decrease in Net Assets Resulting From Operations	$(314,983)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$4,739,100	$9,723,654

Net realized gain/(loss) from investments and derivative contracts	(1,847,080)	(12,403,543)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(3,207,003)	15,399,657

Net Increase/(Decrease) in Net Assets Resulting from Operations	(314,983)	12,719,768

Capital Share Transactions

Proceeds from sales of shares	16,058,794	21,664,266

Cost of shares redeemed	(40,233,528)	(62,872,005)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(24,174,734)	(41,207,739)

Net Decrease in Net Assets	(24,489,717)	(28,487,971)

Net Assets

Beginning of period	224,645,023	253,132,994

End of period	$200,155,306	$224,645,023

Other Information:

Shares

Sold	1,543,211	2,138,054

Redeemed	(3,868,874)	(6,235,297)

Net Decrease	(2,325,663)	(4,097,243)

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$10.50	$0.23	$(0.23)	$0.00	$10.50	0.00%	(4)

Year Ended 12/31/23	9.93	0.41	0.16	0.57	10.50	5.74%

Year Ended 12/31/22	11.58	0.26	(1.91)	(1.65)	9.93	(14.25)%

Year Ended 12/31/21	11.58	0.16	(0.16)	0.00	11.58	0.00%

Year Ended 12/31/20	10.78	0.24	0.56	0.80	11.58	7.42%

Year Ended 12/31/19	9.95	0.26	0.57	0.83	10.78	8.34%

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$200,155	0.81%	(4)	0.86%	(4)	4.51%	(4)	4.46%	(4)	70%	(4)

224,645	0.81%		0.84%		4.02%		3.99%		137%

253,133	0.81%		0.81%		2.46%		2.46%		198%

345,332	0.80%		0.80%		1.42%		1.42%		181%

341,827	0.80%		0.83%		2.12%		2.09%		183%

350,049	0.79%		0.84%		2.53%		2.48%		211%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments for hedging and non-hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2024.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.81% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $53,922.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $262,881 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$71,455,449	$72,401,601
Sales	88,355,701	75,275,607

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$135,340
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(423,109)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(1,365,605)

Average Number of Notional Amounts
Futures Contracts[3]	409

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

23

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and

24

administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also

25

considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-Adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

26

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the

27

1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board

28

noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.
•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8167

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 99.4%

Aerospace & Defense – 1.5%

Boeing Co.(1)	724	$131,775

Howmet Aerospace, Inc.	5,790	449,478

L3Harris Technologies, Inc.	825	185,279

Northrop Grumman Corp.	1,593	694,468

RTX Corp.	4,677	469,524

		1,930,524
Air Freight & Logistics – 1.1%

FedEx Corp.	4,779	1,432,935

		1,432,935
Automobiles – 1.1%

General Motors Co.	4,962	230,535

Tesla, Inc.(1)	6,324	1,251,393

		1,481,928
Banks – 2.9%

Bank of America Corp.	47,502	1,889,155

Citigroup, Inc.	30,539	1,938,005

		3,827,160
Beverages – 2.3%

Coca-Cola Co.	20,728	1,319,337

Monster Beverage Corp.(1)	4,723	235,914

PepsiCo, Inc.	9,356	1,543,085

		3,098,336
Biotechnology – 2.1%

AbbVie, Inc.	9,752	1,672,663

Ascendis Pharma AS, ADR(1)	5,047	688,310

Exact Sciences Corp.(1)	1,736	73,346

Regeneron Pharmaceuticals, Inc.(1)	387	406,749

		2,841,068
Broadline Retail – 4.5%

Amazon.com, Inc.(1)	31,048	6,000,026

		6,000,026
Capital Markets – 1.7%

BlackRock, Inc.	202	159,039

Charles Schwab Corp.	15,513	1,143,153

CME Group, Inc.	1,102	216,653

KKR & Co., Inc.	5,473	575,978

Quilter PLC (United Kingdom)(2)	124,315	188,479

		2,283,302
Chemicals – 2.3%

Corteva, Inc.	18,657	1,006,359

DuPont de Nemours, Inc.	5,653	455,010

Eastman Chemical Co.	3,394	332,510

Linde PLC	738	323,842

PPG Industries, Inc.	2,505	315,354

Sherwin-Williams Co.	1,922	573,582

		3,006,657
Construction Materials – 0.4%

CRH PLC	6,443	483,096

		483,096
Consumer Finance – 1.1%

Capital One Financial Corp.	10,207	1,413,159

		1,413,159

June 30, 2024 (unaudited)	Shares	Value
Consumer Staples Distribution & Retail – 2.2%

BJ’s Wholesale Club Holdings, Inc.(1)	2,610	$229,263

Costco Wholesale Corp.	894	759,891

Target Corp.	3,580	529,983

Walmart, Inc.	20,700	1,401,597

		2,920,734
Containers & Packaging – 0.5%

Avery Dennison Corp.	1,419	310,264

Ball Corp.	1,722	103,354

Berry Global Group, Inc.	3,297	194,029

		607,647
Electric Utilities – 2.3%

Exelon Corp.	14,546	503,437

NextEra Energy, Inc.	9,893	700,523

NRG Energy, Inc.	13,712	1,067,616

PG&E Corp.	22,732	396,901

PPL Corp.	13,309	367,994

		3,036,471
Electrical Equipment – 0.4%

Vertiv Holdings Co.	6,717	581,491

		581,491
Electronic Equipment, Instruments & Components – 0.4%

Vontier Corp.	13,194	504,011

		504,011
Energy Equipment & Services – 0.6%

Diamond Offshore Drilling, Inc.(1)	47,594	737,231

		737,231
Entertainment – 0.9%

Netflix, Inc.(1)	1,120	755,865

Walt Disney Co.	4,885	485,032

		1,240,897
Financial Services – 3.9%

Apollo Global Management, Inc.	9,740	1,150,002

Berkshire Hathaway, Inc., Class B(1)	2,130	866,484

Mastercard, Inc., Class A	4,527	1,997,131

Visa, Inc., Class A	4,205	1,103,687

		5,117,304
Food Products – 0.2%

General Mills, Inc.	4,587	290,174

		290,174
Ground Transportation – 1.3%

Canadian Pacific Kansas City Ltd.	5,616	442,148

Hertz Global Holdings, Inc.(1)	3,033	10,707

Old Dominion Freight Line, Inc.	1,749	308,873

Uber Technologies, Inc.(1)	4,424	321,536

Union Pacific Corp.	2,873	650,045

		1,733,309
Health Care Equipment & Supplies – 2.1%

Abbott Laboratories	3,603	374,388

Becton Dickinson & Co.	432	100,963

Boston Scientific Corp.(1)	10,278	791,509

Dexcom, Inc.(1)	2,921	331,183

Intuitive Surgical, Inc.(1)	1,771	787,829

Medtronic PLC	3,197	251,636

Stryker Corp.	494	168,083

		2,805,591

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Health Care Providers & Services – 3.0%

Cigna Group	1,688	$558,002

Elevance Health, Inc.	345	186,942

McKesson Corp.	1,745	1,019,150

UnitedHealth Group, Inc.	4,252	2,165,373

		3,929,467
Hotels, Restaurants & Leisure – 2.0%

Booking Holdings, Inc.	259	1,026,028

Chipotle Mexican Grill, Inc.(1)	13,500	845,775

Hilton Worldwide Holdings, Inc.	2,810	613,142

Vail Resorts, Inc.	661	119,066

		2,604,011
Household Durables – 0.8%

PulteGroup, Inc.	9,077	999,378

		999,378
Household Products – 1.5%

Clorox Co.	1,019	139,063

Procter & Gamble Co.	11,144	1,837,868

		1,976,931
Independent Power and Renewable Electricity Producers – 0.1%

Vistra Corp.	887	76,264

		76,264
Industrial Conglomerates – 0.6%

Honeywell International, Inc.	3,998	853,733

		853,733
Insurance – 1.9%

AIA Group Ltd. (Hong Kong)	103,800	703,863

Assured Guaranty Ltd.	8,514	656,855

AXA SA (France)	26,134	860,523

Prudential PLC (United Kingdom)	36,159	328,031

		2,549,272
Interactive Media & Services – 7.1%

Alphabet, Inc., Class A	30,773	5,605,302

Meta Platforms, Inc., Class A	7,473	3,768,036

		9,373,338
Life Sciences Tools & Services – 1.5%

Bio-Rad Laboratories, Inc., Class A(1)	1,913	522,459

Danaher Corp.	2,534	633,120

Thermo Fisher Scientific, Inc.	1,572	869,316

		2,024,895
Machinery – 1.7%

Fortive Corp.	10,996	814,804

Ingersoll Rand, Inc.	4,990	453,292

Otis Worldwide Corp.	9,656	929,486

		2,197,582
Media – 0.8%

Charter Communications, Inc., Class A(1)	3,334	996,733

		996,733
Metals & Mining – 0.5%

Agnico Eagle Mines Ltd. (Canada)	4,545	297,274

Glencore PLC (Australia)	54,454	310,485

		607,759

June 30, 2024 (unaudited)	Shares	Value
Multi-Utilities – 0.2%

CenterPoint Energy, Inc.	10,629	$329,286

		329,286
Office REITs – 0.2%

Vornado Realty Trust	10,583	278,227

		278,227
Oil, Gas & Consumable Fuels – 3.7%

BP PLC (United Kingdom)	55,664	335,403

Cenovus Energy, Inc. (Canada)	37,283	732,824

ConocoPhillips	5,977	683,649

Exxon Mobil Corp.	22,240	2,560,269

Shell PLC (United Kingdom)	16,821	604,503

		4,916,648
Passenger Airlines – 0.2%

Southwest Airlines Co.	10,922	312,478

		312,478
Pharmaceuticals – 3.3%

4Front Ventures Corp.(1)	491,328	42,254

Eli Lilly & Co.	1,938	1,754,627

Innoviva, Inc.(1)	43,580	714,712

Johnson & Johnson	4,668	682,275

Merck & Co., Inc.	8,006	991,143

Zoetis, Inc.	990	171,626

		4,356,637
Semiconductors & Semiconductor Equipment – 11.5%

Advanced Micro Devices, Inc.(1)	20,461	3,318,979

Broadcom, Inc.	1,605	2,576,876

NVIDIA Corp.	58,466	7,222,889

QUALCOMM, Inc.	10,389	2,069,281

		15,188,025
Software – 10.9%

Fair Isaac Corp.(1)	343	510,610

Microsoft Corp.	22,801	10,190,907

Nutanix, Inc., Class A(1)	7,016	398,860

Oracle Corp.	21,442	3,027,611

Salesforce, Inc.	1,082	278,182

		14,406,170
Specialized REITs – 0.8%

American Tower Corp.	1,533	297,984

Gaming & Leisure Properties, Inc.	16,313	737,511

		1,035,495
Specialty Retail – 1.9%

Home Depot, Inc.	5,485	1,888,157

O’Reilly Automotive, Inc.(1)	173	182,698

TJX Cos., Inc.	4,180	460,218

		2,531,073
Technology Hardware, Storage & Peripherals – 7.7%

Apple, Inc.	38,433	8,094,759

Seagate Technology Holdings PLC	20,282	2,094,522

		10,189,281

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – 0.5%

Levi Strauss & Co., Class A	8,082	$155,821

Lululemon Athletica, Inc.(1)	892	266,440

NIKE, Inc., Class B	1,461	110,116

On Holding AG, Class A(1)	3,420	132,696

		665,073
Trading Companies & Distributors – 0.4%

United Rentals, Inc.	843	545,193

		545,193
Wireless Telecommunication Services – 0.8%

T-Mobile U.S., Inc.	5,841	1,029,067

		1,029,067

Total Common Stocks (Cost $78,219,505)		131,345,067

	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $893,390, due 7/1/2024(3)	$893,271	893,271

Total Repurchase Agreements (Cost $893,271)		893,271

June 30, 2024 (unaudited)	Value

Total Investments – 100.1% (Cost $79,112,776)	$132,238,338

Liabilities in excess of other assets – (0.1)%	(71,461)

Total Net Assets – 100.0%	$132,166,877

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of the security amounted to $188,479, representing 0.1% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$906,000	$911,207

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$128,013,780	$3,331,287	*	$—	$131,345,067
Repurchase Agreements	—	893,271		—	893,271
Total	$128,013,780	$4,224,558		$—	$132,238,338

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$132,238,338

Foreign currency, at value	7,769

Dividends/interest receivable	57,345

Receivable for investments sold	9,422

Reimbursement receivable from adviser	5,619

Foreign tax reclaims receivable	1,336

Prepaid expenses	1,819

Total Assets	132,321,648

Liabilities

Investment advisory fees payable	64,962

Distribution fees payable	27,067

Payable for fund shares redeemed	20,458

Accrued audit fees	13,278

Accrued legal fees	10,980

Accrued custodian and accounting fees	5,579

Accrued trustees’ and officers’ fees	1,370

Accrued expenses and other liabilities	11,077

Total Liabilities	154,771

Total Net Assets	$132,166,877

Net Assets Consist of:

Paid-in capital	$(15,820,472)

Distributable earnings	147,987,349

Total Net Assets	$132,166,877

Investments, at Cost	$79,112,776

Foreign Currency, at Cost	$7,768

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,485,549

Net Asset Value Per Share	$29.47

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$903,007

Interest	6,015

Withholding taxes on foreign dividends	(11,174)

Total Investment Income	897,848

Expenses

Investment advisory fees	401,334

Distribution fees	167,223

Professional fees	30,157

Custodian and accounting fees	22,863

Trustees’ and officers’ fees	20,089

Administrative fees	18,852

Transfer agent fees	7,406

Shareholder reports	2,899

Other expenses	4,076

Total Expenses	674,899

Less: Fees waived	(32,765)

Total Expenses, Net	642,134

Net Investment Income/(Loss)	255,714

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	15,395,472

Net realized gain/(loss) from foreign currency transactions	(849)

Net change in unrealized appreciation/(depreciation) on investments	6,105,037

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	575

Net Gain on Investments and Foreign Currency Transactions	21,500,235

Net Increase in Net Assets Resulting From Operations	$21,755,949

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$255,714	$724,263

Net realized gain/(loss) from investments and foreign currency transactions	15,394,623	10,328,829

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	6,105,612	24,981,584

Net Increase in Net Assets Resulting from Operations	21,755,949	36,034,676

Capital Share Transactions

Proceeds from sales of shares	175,242	827,524

Cost of shares redeemed	(27,512,630)	(40,156,270)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,337,388)	(39,328,746)

Net Decrease in Net Assets	(5,581,439)	(3,294,070)

Net Assets

Beginning of period	137,748,316	141,042,386

End of period	$132,166,877	$137,748,316

Other Information:

Shares

Sold	6,286	39,772

Redeemed	(1,014,974)	(1,799,566)

Net Decrease	(1,008,688)	(1,759,794)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$25.07	$0.05	$4.35	$4.40	$29.47	17.55%	(4)

Year Ended 12/31/23	19.44	0.11	5.52	5.63	25.07	28.96%

Year Ended 12/31/22	23.63	0.11	(4.30)	(4.19)	19.44	(17.73)%

Year Ended 12/31/21	19.05	0.08	4.50	4.58	23.63	24.04%

Year Ended 12/31/20	15.85	0.08	3.12	3.20	19.05	20.19%

Year Ended 12/31/19	11.84	0.11	3.90	4.01	15.85	33.87%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$132,167	0.96%	(4)	1.01%	(4)	0.38%	(4)	0.33%	(4)	26%	(4)

137,748	0.96%		1.00%		0.51%		0.47%		39%

141,042	0.96%		0.99%		0.53%		0.50%		45%

192,042	0.95%		0.95%		0.36%		0.36%		44%

193,384	1.01%		1.02%		0.52%		0.51%		76%

196,050	1.01%		1.03%		0.77%		0.75%		88%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $32,765.

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $167,223 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $35,298,702 and $62,005,100, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and

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administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in

16

the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

17

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly

18

performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the
1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Global Utilities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Global Utilities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 99.1%

Bermuda – 3.1%

CK Infrastructure Holdings Ltd.	298,500	$1,685,259

		1,685,259
Brazil – 2.6%

Cia de Saneamento Basico do Estado de Sao Paulo	105,100	1,409,518

		1,409,518
China – 2.6%

China Longyuan Power Group Corp. Ltd., Class H	1,555,613	1,396,878

		1,396,878
France – 4.7%

Engie SA	177,119	2,522,699

		2,522,699
Germany – 4.5%

RWE AG	70,479	2,411,117

		2,411,117
Italy – 4.5%

Enel SpA	341,844	2,384,537

		2,384,537
Japan – 4.5%

Kansai Electric Power Co., Inc.	102,100	1,719,681

Tokyo Gas Co. Ltd.	31,900	680,594

		2,400,275
Portugal – 2.3%

EDP-Energias de Portugal SA	334,844	1,254,529

		1,254,529
Spain – 4.8%

Iberdrola SA	198,443	2,574,302

		2,574,302
United Kingdom – 4.8%

National Grid PLC	229,370	2,557,819

		2,557,819

June 30, 2024 (unaudited)	Shares	Value
United States – 60.7%

American Electric Power Co., Inc.	45,282	$3,973,043

Atmos Energy Corp.	22,810	2,660,786

CenterPoint Energy, Inc.	54,884	1,700,306

Dominion Energy, Inc.	49,568	2,428,832

Duke Energy Corp.	24,412	2,446,815

Edison International	33,980	2,440,104

Exelon Corp.	46,210	1,599,328

NextEra Energy, Inc.	35,311	2,500,372

NRG Energy, Inc.	2,552	198,699

PG&E Corp.	145,746	2,544,725

Sempra	48,729	3,706,328

Southern Co.	23,744	1,841,822

Vistra Corp.	51,323	4,412,751

		32,453,911

Total Common Stocks (Cost $45,020,446)		53,050,844

	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $358,793, due 7/1/2024(1)	$358,746	358,746

Total Repurchase Agreements (Cost $358,746)		358,746

Total Investments – 99.8% (Cost $45,379,192)		53,409,590

Assets in excess of other liabilities – 0.2%		86,353

Total Net Assets – 100.0%		$53,495,943

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$363,900	$366,034

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,685,259	*	$—	$1,685,259
Brazil	1,409,518	—		—	1,409,518
China	—	1,396,878	*	—	1,396,878
France	—	2,522,699	*	—	2,522,699
Germany	—	2,411,117	*	—	2,411,117
Italy	—	2,384,537	*	—	2,384,537
Japan	—	2,400,275	*	—	2,400,275
Portugal	—	1,254,529	*	—	1,254,529
Spain	—	2,574,302	*	—	2,574,302
United Kingdom	—	2,557,819	*	—	2,557,819
United States	32,453,911	—		—	32,453,911
Repurchase Agreements	—	358,746		—	358,746
Total	$33,863,429	$19,546,161		$—	$53,409,590

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$53,409,590

Foreign currency, at value	70

Dividends/interest receivable	169,622

Receivable for investments sold	155,334

Foreign tax reclaims receivable	92,738

Reimbursement receivable from adviser	9,642

Prepaid expenses	669

Total Assets	53,837,665

Liabilities

Payable for investments purchased	168,871

Payable for fund shares redeemed	97,574

Investment advisory fees payable	33,301

Accrued audit fees	15,394

Distribution fees payable	11,405

Accrued custodian and accounting fees	5,111

Accrued trustees’ and officers’ fees	533

Accrued expenses and other liabilities	9,533

Total Liabilities	341,722

Total Net Assets	$53,495,943

Net Assets Consist of:

Paid-in capital	$30,778,258

Distributable earnings	22,717,685

Total Net Assets	$53,495,943

Investments, at Cost	$45,379,192

Foreign Currency, at Cost	$70

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,023,922

Net Asset Value Per Share	$13.29

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,410,997

Interest	3,292

Withholding taxes on foreign dividends	(75,471)

Total Investment Income	1,338,818

Expenses

Investment advisory fees	209,806

Distribution fees	71,851

Professional fees	22,117

Custodian and accounting fees	22,075

Administrative fees	13,610

Trustees’ and officers’ fees	8,515

Transfer agent fees	6,694

Shareholder reports	2,501

Other expenses	2,353

Total Expenses	359,522

Less: Fees waived	(61,593)

Total Expenses, Net	297,929

Net Investment Income/(Loss)	1,040,889

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	2,526,577

Net realized gain/(loss) from foreign currency transactions	(1,716)

Net change in unrealized appreciation/(depreciation) on investments	448,773

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(4,354)

Net Gain on Investments and Foreign Currency Transactions	2,969,280

Net Increase in Net Assets Resulting From Operations	$4,010,169

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$1,040,889	$1,676,837

Net realized gain/(loss) from investments and foreign currency transactions	2,524,861	1,185,661

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	444,419	(2,229,599)

Net Increase in Net Assets Resulting from Operations	4,010,169	632,899

Capital Share Transactions

Proceeds from sales of shares	4,497,976	8,064,774

Cost of shares redeemed	(13,302,332)	(14,738,514)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,804,356)	(6,673,740)

Net Decrease in Net Assets	(4,794,187)	(6,040,841)

Net Assets

Beginning of period	58,290,130	64,330,971

End of period	$53,495,943	$58,290,130

Other Information:

Shares

Sold	376,345	671,006

Redeemed	(1,028,973)	(1,212,810)

Net Decrease	(652,628)	(541,804)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$12.46	$0.23	$0.60	$0.83	$13.29	6.66%	(4)

Year Ended 12/31/23	12.33	0.33	(0.20)	0.13	12.46	1.05%

Year Ended 12/31/22	12.45	0.28	(0.40)	(0.12)	12.33	(0.96)%

Year Ended 12/31/21	10.70	0.28	1.47	1.75	12.45	16.36%

Year Ended 12/31/20	10.27	0.23	0.20	0.43	10.70	4.19%

Period Ended 12/31/19(5)	10.00	0.03	0.24	0.27	10.27	2.70%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$53,496	1.04%	(4)	1.25%	(4)	3.62%	(4)	3.41%	(4)	17%	(4)

58,290	1.03%		1.23%		2.77%		2.57%		34%

64,331	1.03%		1.21%		2.29%		2.11%		14%

88,121	1.03%		1.16%		2.38%		2.25%		22%

84,619	1.03%		1.22%		2.35%		2.16%		43%

85,307	0.89%	(4)	1.37%	(4)	1.56%	(4)	1.08%	(4)	50%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Global Utilities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.73% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 1.03%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $61,593.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $71,851 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $9,817,727 and $17,424,049, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the

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Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the

Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would

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be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisors and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

16

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the

17

1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

18

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.
•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10537

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 98.7%

Aerospace & Defense – 3.8%

Curtiss-Wright Corp.	3,423	$927,565

RTX Corp.	18,955	1,902,892

Textron, Inc.	21,568	1,851,828

		4,682,285
Air Freight & Logistics – 0.5%

United Parcel Service, Inc., Class B	4,430	606,246

		606,246
Automobile Components – 1.3%

Aptiv PLC(1)	9,993	703,707

BorgWarner, Inc.	27,854	898,013

		1,601,720
Banks – 9.2%

Bank OZK	2,447	100,327

Citigroup, Inc.	37,785	2,397,836

JPMorgan Chase & Co.	22,598	4,570,672

Wells Fargo & Co.	75,334	4,474,086

		11,542,921
Biotechnology – 7.3%

Amgen, Inc.	5,780	1,805,961

Gilead Sciences, Inc.	20,914	1,434,910

Regeneron Pharmaceuticals, Inc.(1)	4,278	4,496,306

United Therapeutics Corp.(1)	4,485	1,428,697

		9,165,874
Building Products – 2.2%

A.O. Smith Corp.	8,303	679,019

Allegion PLC	6,164	728,277

Builders FirstSource, Inc.(1)	9,385	1,298,978

		2,706,274
Chemicals – 2.0%

CF Industries Holdings, Inc.	8,351	618,976

LyondellBasell Industries NV, Class A	8,582	820,954

PPG Industries, Inc.	8,756	1,102,293

		2,542,223
Commercial Services & Supplies – 0.7%

Veralto Corp.	9,552	911,929

		911,929
Communications Equipment – 0.7%

Cisco Systems, Inc.	19,438	923,499

		923,499
Construction & Engineering – 0.7%

EMCOR Group, Inc.	2,333	851,732

		851,732
Consumer Staples Distribution & Retail – 3.2%

Casey’s General Stores, Inc.	1,649	629,192

Walmart, Inc.	48,995	3,317,452

		3,946,644
Distributors – 1.0%

LKQ Corp.	30,477	1,267,538

		1,267,538

June 30, 2024 (unaudited)	Shares	Value
Electrical Equipment – 2.6%

Emerson Electric Co.	9,699	$1,068,442

Generac Holdings, Inc.(1)	4,593	607,286

nVent Electric PLC	19,933	1,527,067

		3,202,795
Electronic Equipment, Instruments & Components – 1.0%

TE Connectivity Ltd.	7,931	1,193,060

		1,193,060
Energy Equipment & Services – 1.4%

ChampionX Corp.	12,965	430,568

Helmerich & Payne, Inc.	35,409	1,279,681

		1,710,249
Entertainment – 1.8%

Electronic Arts, Inc.	15,837	2,206,569

		2,206,569
Financial Services – 8.6%

Berkshire Hathaway, Inc., Class B(1)	12,079	4,913,737

Fiserv, Inc.(1)	16,798	2,503,574

Mastercard, Inc., Class A	5,139	2,267,121

MGIC Investment Corp.	50,629	1,091,055

		10,775,487
Ground Transportation – 0.9%

JB Hunt Transport Services, Inc.	6,700	1,072,000

		1,072,000
Health Care Equipment & Supplies – 1.1%

GE HealthCare Technologies, Inc.	17,256	1,344,588

		1,344,588
Health Care Providers & Services – 6.8%

Cencora, Inc.	14,111	3,179,208

Elevance Health, Inc.	8,610	4,665,415

Quest Diagnostics, Inc.	4,560	624,173

		8,468,796
Household Durables – 0.8%

D.R. Horton, Inc.	6,803	958,747

		958,747
Insurance – 3.1%

American International Group, Inc.	14,943	1,109,368

Axis Capital Holdings Ltd.	24,692	1,744,490

MetLife, Inc.	14,684	1,030,670

		3,884,528
Interactive Media & Services – 1.9%

Alphabet, Inc., Class C	13,220	2,424,812

		2,424,812
IT Services – 1.9%

Accenture PLC, Class A	7,973	2,419,088

		2,419,088
Machinery – 4.0%

Dover Corp.	5,967	1,076,745

Oshkosh Corp.	9,083	982,781

PACCAR, Inc.	17,128	1,763,156

Westinghouse Air Brake Technologies Corp.	7,396	1,168,938

		4,991,620

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Media – 2.5%

Comcast Corp., Class A	80,179	$3,139,810

		3,139,810
Metals & Mining – 1.5%

BHP Group Ltd., ADR	8,319	474,932

Steel Dynamics, Inc.	10,737	1,390,441

		1,865,373
Oil, Gas & Consumable Fuels – 7.6%

Chevron Corp.	15,224	2,381,338

ConocoPhillips	16,576	1,895,963

EOG Resources, Inc.	17,985	2,263,772

Phillips 66	20,830	2,940,571

		9,481,644
Pharmaceuticals – 3.3%

Merck & Co., Inc.	18,213	2,254,770

Roche Holding AG, ADR	55,590	1,927,305

		4,182,075
Professional Services – 1.4%

Robert Half, Inc.	27,796	1,778,388

		1,778,388
Semiconductors & Semiconductor Equipment – 7.0%

QUALCOMM, Inc.	20,127	4,008,896

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,489	2,170,713

Texas Instruments, Inc.	13,057	2,539,978

		8,719,587
Specialized REITs – 0.6%

Public Storage	2,597	747,027

		747,027
Specialty Retail – 1.8%

Ross Stores, Inc.	15,213	2,210,753

		2,210,753
Tobacco – 3.0%

Philip Morris International, Inc.	37,518	3,801,699

		3,801,699

June 30, 2024 (unaudited)	Shares	Value
Trading Companies & Distributors – 1.5%

Ferguson PLC	9,738	$1,885,764

		1,885,764

Total Common Stocks (Cost $90,627,638)		123,213,344

	Principal Amount	Value
Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $1,375,408, due 7/1/2024(2)	$1,375,225	1,375,225

Total Repurchase Agreements (Cost $1,375,225)		1,375,225

Total Investments – 99.8% (Cost $92,002,863)		124,588,569

Assets in excess of other liabilities – 0.2%		198,369

Total Net Assets – 100.0%		$124,786,938

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$1,394,800	$1,402,794

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$123,213,344	$—	$—	$123,213,344
Repurchase Agreements	—	1,375,225	—	1,375,225
Total	$123,213,344	$1,375,225	$—	$124,588,569

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$124,588,569

Foreign tax reclaims receivable	130,022

Receivable for investments sold	121,713

Dividends/interest receivable	92,799

Reimbursement receivable from adviser	8,168

Prepaid expenses	1,766

Total Assets	124,943,037

Liabilities

Investment advisory fees payable	66,004

Distribution fees payable	25,794

Payable for fund shares redeemed	20,987

Accrued audit fees	14,298

Accrued legal fees	10,864

Accrued custodian and accounting fees	6,003

Accrued trustees’ and officers’ fees	1,432

Accrued expenses and other liabilities	10,717

Total Liabilities	156,099

Total Net Assets	$124,786,938

Net Assets Consist of:

Paid-in capital	$21,455,053

Distributable earnings	103,331,885

Total Net Assets	$124,786,938

Investments, at Cost	$92,002,863

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	5,728,846

Net Asset Value Per Share	$21.78

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,264,020

Interest	15,653

Withholding taxes on foreign dividends	(18,734)

Total Investment Income	1,260,939

Expenses

Investment advisory fees	419,068

Distribution fees	164,252

Professional fees	29,937

Trustees’ and officers’ fees	19,811

Administrative fees	18,802

Custodian and accounting fees	16,968

Transfer agent fees	7,360

Shareholder reports	2,901

Other expenses	4,021

Total Expenses	683,120

Less: Fees waived	(50,267)

Total Expenses, Net	632,853

Net Investment Income/(Loss)	628,086

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	8,626,424

Net change in unrealized appreciation/(depreciation) on investments	365,923

Net Gain on Investments	8,992,347

Net Increase in Net Assets Resulting From Operations	$9,620,433

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$628,086	$1,633,947

Net realized gain/(loss) from investments	8,626,424	6,537,897

Net change in unrealized appreciation/(depreciation) on investments	365,923	6,878,882

Net Increase in Net Assets Resulting from Operations	9,620,433	15,050,726

Capital Share Transactions

Proceeds from sales of shares	270,451	7,656,932

Cost of shares redeemed	(21,294,913)	(29,556,171)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,024,462)	(21,899,239)

Net Decrease in Net Assets	(11,404,029)	(6,848,513)

Net Assets

Beginning of period	136,190,967	143,039,480

End of period	$124,786,938	$136,190,967

Other Information:

Shares

Sold	12,899	416,709

Redeemed	(1,001,834)	(1,569,999)

Net Decrease	(988,935)	(1,153,290)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$20.27	$0.10	$1.41	$1.51	$21.78	7.45%	(4)

Year Ended 12/31/23	18.17	0.22	1.88	2.10	20.27	11.56%

Year Ended 12/31/22	19.17	0.23	(1.23)	(1.00)	18.17	(5.22)%

Year Ended 12/31/21	14.95	0.14	4.08	4.22	19.17	28.23%

Year Ended 12/31/20	14.64	0.15	0.16	0.31	14.95	2.12%

Year Ended 12/31/19	11.81	0.14	2.69	2.83	14.64	23.96%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$124,787	0.96%	(4)	1.04%	(4)	0.96%	(4)	0.88%	(4)	20%	(4)

136,191	0.96%		1.03%		1.17%		1.10%		41%

143,039	0.96%		0.99%		1.25%		1.22%		39%

193,598	0.97%		0.98%		0.82%		0.81%		26%

198,155	1.01%		1.03%		1.17%		1.15%		36%

187,172	1.01%		1.04%		1.01%		0.98%		36%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.96%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $50,267.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $164,252 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $26,192,606 and $47,314,196, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility.

The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration

Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative

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capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would

15

be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

16

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

17

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•

The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board

18

also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.
•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian All Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian All Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 99.3%

Aerospace & Defense – 1.3%

Boeing Co.(1)	3,969	$722,398

General Dynamics Corp.	2,060	597,688

General Electric Co.	3,732	593,276

Howmet Aerospace, Inc.	6,423	498,618

		2,411,980
Automobile Components – 0.4%

Aptiv PLC(1)	10,376	730,678

		730,678
Banks – 3.4%

First Interstate BancSystem, Inc., Class A	7,754	215,329

JPMorgan Chase & Co.	15,094	3,052,912

M&T Bank Corp.	3,398	514,321

Pacific Premier Bancorp, Inc.	7,047	161,870

PNC Financial Services Group, Inc.	6,655	1,034,719

United Community Banks, Inc.	7,418	188,862

Wells Fargo & Co.	16,879	1,002,444

		6,170,457
Beverages – 1.7%

Coca-Cola Europacific Partners PLC	9,251	674,120

Constellation Brands, Inc., Class A	2,067	531,798

Monster Beverage Corp.(1)	12,326	615,684

PepsiCo, Inc.	7,895	1,302,122

		3,123,724
Biotechnology – 2.3%

AbbVie, Inc.	14,453	2,478,978

Vertex Pharmaceuticals, Inc.(1)	3,394	1,590,836

		4,069,814
Broadline Retail – 4.4%

Amazon.com, Inc.(1)	41,363	7,993,400

		7,993,400
Building Products – 0.6%

Builders FirstSource, Inc.(1)	1,814	251,076

Johnson Controls International PLC	6,451	428,798

Masco Corp.	7,133	475,557

		1,155,431
Capital Markets – 3.4%

Cboe Global Markets, Inc.	1,027	174,652

Charles Schwab Corp.	9,529	702,192

CME Group, Inc.	2,877	565,618

KKR & Co., Inc.	10,562	1,111,545

Moody’s Corp.	1,883	792,611

Morgan Stanley	9,563	929,428

Morningstar, Inc.	2,572	760,926

Northern Trust Corp.	3,103	260,590

Raymond James Financial, Inc.	4,436	548,334

TPG, Inc.	7,634	316,429

		6,162,325
Chemicals – 2.1%

Air Products & Chemicals, Inc.	1,901	490,553

June 30, 2024 (unaudited)	Shares	Value
Chemicals (continued)

Corteva, Inc.	8,583	$462,967

DuPont de Nemours, Inc.	5,154	414,845

Eastman Chemical Co.	5,998	587,624

International Flavors & Fragrances, Inc.	3,746	356,657

Linde PLC	1,780	781,082

Sherwin-Williams Co.	1,826	544,933

Tronox Holdings PLC	12,092	189,724

		3,828,385
Commercial Services & Supplies – 0.6%

GFL Environmental, Inc.	28,046	1,091,831

		1,091,831
Communications Equipment – 0.3%

Motorola Solutions, Inc.	1,580	609,959

		609,959
Construction & Engineering – 0.1%

API Group Corp.(1)	5,912	222,469

		222,469
Construction Materials – 0.5%

Summit Materials, Inc., Class A(1)	16,684	610,801

Vulcan Materials Co.	1,439	357,851

		968,652
Consumer Finance – 0.5%

American Express Co.	3,871	896,330

		896,330
Consumer Staples Distribution & Retail – 1.2%

Dollar General Corp.	4,282	566,209

Target Corp.	5,417	801,933

U.S. Foods Holding Corp.(1)	14,350	760,263

		2,128,405
Containers & Packaging – 0.1%

Crown Holdings, Inc.	2,855	212,383

		212,383
Diversified Consumer Services – 0.1%

Grand Canyon Education, Inc.(1)	1,765	246,941

		246,941
Diversified REITs – 0.4%

Broadstone Net Lease, Inc.	25,940	411,668

WP Carey, Inc.	6,990	384,799

		796,467
Electric Utilities – 1.8%

Constellation Energy Corp.	2,450	490,661

Duke Energy Corp.	4,495	450,534

Exelon Corp.	7,352	254,453

NextEra Energy, Inc.	10,552	747,187

PG&E Corp.	47,989	837,888

Southern Co.	2,562	198,734

Xcel Energy, Inc.	5,343	285,370

		3,264,827
Electrical Equipment – 2.1%

AMETEK, Inc.	4,396	732,857

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Electrical Equipment (continued)

Eaton Corp. PLC	5,287	$1,657,739

Emerson Electric Co.	4,307	474,459

GE Vernova, Inc.(1)	2,553	437,865

nVent Electric PLC	5,004	383,357

		3,686,277
Electronic Equipment, Instruments & Components – 0.9%

Amphenol Corp., Class A	13,439	905,385

TE Connectivity Ltd.	2,443	367,501

Zebra Technologies Corp., Class A(1)	1,119	345,693

		1,618,579
Energy Equipment & Services – 0.4%

Schlumberger NV	7,871	371,354

TechnipFMC PLC	10,649	278,471

		649,825
Entertainment – 1.7%

Electronic Arts, Inc.	4,122	574,318

Spotify Technology SA(1)	2,688	843,468

Take-Two Interactive Software, Inc.(1)	2,488	386,859

Vivid Seats, Inc., Class A(1)	21,426	123,200

Walt Disney Co.	10,846	1,076,899

		3,004,744
Financial Services – 2.8%

Block, Inc.(1)	4,097	264,215

Corebridge Financial, Inc.	16,153	470,375

Fidelity National Information Services, Inc.	4,677	352,459

Fiserv, Inc.(1)	3,468	516,871

Flywire Corp.(1)	8,764	143,642

Visa, Inc., Class A	11,040	2,897,669

Voya Financial, Inc.	5,496	391,040

		5,036,271
Food Products – 0.5%

Mondelez International, Inc., Class A	14,151	926,041

		926,041
Gas Utilities – 0.3%

Southwest Gas Holdings, Inc.	7,946	559,239

		559,239
Ground Transportation – 1.1%

Canadian Pacific Kansas City Ltd.	12,843	1,011,129

JB Hunt Transport Services, Inc.	3,010	481,600

Saia, Inc.(1)	960	455,319

		1,948,048
Health Care Equipment & Supplies – 3.0%

Becton Dickinson & Co.	5,482	1,281,198

Boston Scientific Corp.(1)	21,005	1,617,595

IDEXX Laboratories, Inc.(1)	561	273,319

Medtronic PLC	18,099	1,424,573

STERIS PLC	3,404	747,314

		5,343,999
Health Care Providers & Services – 2.2%

Cigna Group	6,050	1,999,949

McKesson Corp.	2,186	1,276,711

Option Care Health, Inc.(1)	22,749	630,147

		3,906,807

June 30, 2024 (unaudited)	Shares	Value
Health Care Technology – 0.4%

Veeva Systems, Inc., Class A(1)	4,341	$794,446

		794,446
Hotels, Restaurants & Leisure – 2.2%

Booking Holdings, Inc.	378	1,497,447

DraftKings, Inc., Class A(1)	4,888	186,575

Hilton Worldwide Holdings, Inc.	3,469	756,936

International Game Technology PLC	6,697	137,020

Las Vegas Sands Corp.	3,571	158,017

Starbucks Corp.	11,006	856,817

Viking Holdings Ltd.(1)	998	33,872

Wingstop, Inc.	880	371,941

		3,998,625
Household Products – 0.8%

Colgate-Palmolive Co.	7,596	737,116

Procter & Gamble Co.	4,179	689,201

		1,426,317
Industrial Conglomerates – 0.5%

Honeywell International, Inc.	4,035	861,634

		861,634
Industrial REITs – 0.2%

Terreno Realty Corp.	5,695	337,030

		337,030
Insurance – 3.2%

American International Group, Inc.	8,977	666,452

Aon PLC, Class A	4,689	1,376,597

Arthur J Gallagher & Co.	3,773	978,377

Assurant, Inc.	1,673	278,136

Chubb Ltd.	4,809	1,226,680

Hanover Insurance Group, Inc.	2,439	305,948

MetLife, Inc.	5,105	358,320

Willis Towers Watson PLC	2,231	584,834

		5,775,344
Interactive Media & Services – 6.7%

Alphabet, Inc., Class A	40,742	7,421,155

Meta Platforms, Inc., Class A	9,072	4,574,284

		11,995,439
IT Services – 0.6%

Accenture PLC, Class A	917	278,227

Gartner, Inc.(1)	1,057	474,657

Okta, Inc.(1)	2,758	258,176

		1,011,060
Leisure Products – 0.1%

Hasbro, Inc.	3,586	209,781

		209,781
Life Sciences Tools & Services – 1.1%

ICON PLC(1)	2,265	710,010

Illumina, Inc.(1)	2,904	303,119

Maravai LifeSciences Holdings, Inc., Class A(1)	26,506	189,783

Waters Corp.(1)	2,367	686,714

		1,889,626

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Machinery – 1.3%

AGCO Corp.	4,487	$439,188

Crane Co.	1,659	240,522

Nordson Corp.	2,624	608,610

Pentair PLC	4,688	359,429

Westinghouse Air Brake Technologies Corp.	4,655	735,723

		2,383,472
Media – 0.8%

Altice USA, Inc., Class A(1)	41,058	83,758

Cable One, Inc.	1,230	435,420

Comcast Corp., Class A	14,085	551,569

Omnicom Group, Inc.	3,154	282,914

		1,353,661
Multi-Utilities – 0.1%

Dominion Energy, Inc.	2,696	132,104

		132,104
Office REITs – 0.1%

Douglas Emmett, Inc.	15,891	211,509

		211,509
Oil, Gas & Consumable Fuels – 3.8%

Cheniere Energy, Inc.	2,123	371,164

Chesapeake Energy Corp.	3,944	324,157

ConocoPhillips	11,580	1,324,520

Diamondback Energy, Inc.	1,754	351,133

Exxon Mobil Corp.	25,157	2,896,074

Permian Resources Corp.	18,483	298,501

Phillips 66	3,051	430,710

Targa Resources Corp.	3,217	414,285

Valero Energy Corp.	2,398	375,911

		6,786,455
Personal Care Products – 0.4%

e.l.f. Beauty, Inc.(1)	802	168,997

Kenvue, Inc.	34,931	635,046

		804,043
Pharmaceuticals – 3.8%

Eli Lilly & Co.	2,739	2,479,836

Johnson & Johnson	19,143	2,797,941

Pfizer, Inc.	52,452	1,467,607

		6,745,384
Professional Services – 3.8%

Dun & Bradstreet Holdings, Inc.	169,362	1,568,292

Insperity, Inc.	11,034	1,006,411

Jacobs Solutions, Inc.	4,637	647,835

Leidos Holdings, Inc.	4,259	621,303

TransUnion	20,941	1,552,985

TriNet Group, Inc.	8,588	858,800

Verisk Analytics, Inc.	2,280	614,574

		6,870,200
Real Estate Management & Development – 0.1%

Jones Lang LaSalle, Inc.(1)	1,174	240,999

		240,999

June 30, 2024 (unaudited)	Shares	Value
Residential REITs – 0.2%

Sun Communities, Inc.	3,421	$411,683

		411,683
Retail REITs – 0.4%

Federal Realty Investment Trust	7,199	726,883

		726,883
Semiconductors & Semiconductor Equipment – 9.4%

Analog Devices, Inc.	6,363	1,452,418

Applied Materials, Inc.	7,422	1,751,518

Lam Research Corp.	2,104	2,240,445

Marvell Technology, Inc.	25,267	1,766,163

Monolithic Power Systems, Inc.	837	687,746

NVIDIA Corp.	65,558	8,099,035

NXP Semiconductors NV	3,372	907,372

		16,904,697
Software – 12.1%

Cadence Design Systems, Inc.(1)	6,774	2,084,698

CCC Intelligent Solutions Holdings, Inc.(1)	27,188	302,059

Check Point Software Technologies Ltd.(1)	945	155,925

Datadog, Inc., Class A(1)	2,535	328,764

Guidewire Software, Inc.(1)	3,169	436,973

HubSpot, Inc.(1)	596	351,515

Microsoft Corp.	31,016	13,862,601

Salesforce, Inc.	8,130	2,090,223

ServiceNow, Inc.(1)	1,512	1,189,445

Tyler Technologies, Inc.(1)	1,034	519,875

Zscaler, Inc.(1)	2,693	517,568

		21,839,646
Specialized REITs – 0.5%

Extra Space Storage, Inc.	2,306	358,376

SBA Communications Corp.	2,368	464,838

		823,214
Specialty Retail – 1.9%

Burlington Stores, Inc.(1)	1,167	280,080

Five Below, Inc.(1)	2,400	261,528

Home Depot, Inc.	6,197	2,133,255

Ross Stores, Inc.	4,650	675,738

		3,350,601
Technology Hardware, Storage & Peripherals – 3.6%

Apple, Inc.	30,583	6,441,391

		6,441,391
Textiles, Apparel & Luxury Goods – 0.4%

NIKE, Inc., Class B	6,165	464,656

PVH Corp.	1,738	184,002

		648,658
Wireless Telecommunication Services – 0.6%

T-Mobile U.S., Inc.	6,455	1,137,242

		1,137,242

Total Common Stocks (Cost $138,795,224)		178,875,432

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.9%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $1,583,684, due 7/1/2024(2)	$1,583,473	$1,583,473

Total Repurchase Agreements (Cost $1,583,473)		1,583,473

Total Investments – 100.2% (Cost $140,378,697)		180,458,905

Liabilities in excess of other assets – (0.2)%		(418,317)

Total Net Assets – 100.0%		$180,040,588

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$1,606,000	$1,615,192

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$178,875,432	$—	$—	$178,875,432
Repurchase Agreements	—	1,583,473	—	1,583,473
Total	$178,875,432	$1,583,473	$—	$180,458,905

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$180,458,905

Receivable for investments sold	271,035

Dividends/interest receivable	91,502

Receivable for fund shares subscribed	424

Prepaid expenses	2,288

Total Assets	180,824,154

Liabilities

Payable for investments purchased	614,364

Investment advisory fees payable	64,852

Distribution fees payable	36,848

Payable for fund shares redeemed	17,740

Accrued audit fees	14,298

Accrued custodian and accounting fees	11,085

Accrued trustees’ and officers’ fees	916

Accrued expenses and other liabilities	23,463

Total Liabilities	783,566

Total Net Assets	$180,040,588

Net Assets Consist of:

Paid-in capital	$137,023,184

Distributable earnings	43,017,404

Total Net Assets	$180,040,588

Investments, at Cost	$140,378,697

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,428,458

Net Asset Value Per Share	$11.67

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,167,018

Interest	7,759

Withholding taxes on foreign dividends	(1,805)

Total Investment Income	1,172,972

Expenses

Investment advisory fees	391,053

Distribution fees	222,189

Professional fees	34,273

Custodian and accounting fees	28,281

Trustees’ and officers’ fees	25,302

Administrative fees	20,548

Transfer agent fees	9,005

Shareholder reports	2,970

Other expenses	4,570

Total Expenses	738,191

Less: Fees waived	(29,953)

Total Expenses, Net	708,238

Net Investment Income/(Loss)	464,734

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	5,717,900

Net realized gain/(loss) from foreign currency transactions	(40)

Net change in unrealized appreciation/(depreciation) on investments	14,327,873

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	7

Net Gain on Investments and Foreign Currency Transactions	20,045,740

Net Increase in Net Assets Resulting From Operations	$20,510,474

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$464,734	$1,189,056

Net realized gain/(loss) from investments and foreign currency transactions	5,717,860	(968,918)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	14,327,880	34,051,693

Net Increase in Net Assets Resulting from Operations	20,510,474	34,271,831

Capital Share Transactions

Proceeds from sales of shares	1,541,930	1,598,005

Cost of shares redeemed	(16,477,164)	(20,589,641)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,935,234)	(18,991,636)

Net Increase in Net Assets	5,575,240	15,280,195

Net Assets

Beginning of period	174,465,348	159,185,153

End of period	$180,040,588	$174,465,348

Other Information:

Shares

Sold	142,442	169,513

Redeemed	(1,483,140)	(2,211,996)

Net Decrease	(1,340,698)	(2,042,483)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$10.40	$0.03	$1.24	$1.27	$11.67	12.21%	(4)

Year Ended 12/31/23	8.46	0.07	1.87	1.94	10.40	22.93%

Year Ended 12/31/22	10.26	0.07	(1.87)	(1.80)	8.46	(17.54)%

Period Ended 12/31/21(5)	10.00	0.01	0.25	0.26	10.26	2.60%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$180,041	0.80%	(4)	0.83%	(4)	0.52%	(4)	0.49%	(4)	16%	(4)

174,465	0.78%		0.83%		0.72%		0.67%		32%

159,185	0.78%		0.85%		0.78%		0.71%		37%

31,370	0.38%	(4)	1.14%	(4)	1.06%	(4)	0.30%	(4)	7%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian All Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.44% of the first $500 million, and 0.40% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.93% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.78%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $29,953.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $222,189 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $27,811,797 and $42,378,378, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility.

The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees

16

recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also

17

considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

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•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

19

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information

20

in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11407

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Balanced Allocation VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Balanced Allocation VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 65.8%

Aerospace & Defense – 0.9%

Boeing Co.(1)	1,589	$289,214

General Dynamics Corp.	4,327	1,255,436

RTX Corp.	3,847	386,200

		1,930,850
Air Freight & Logistics – 0.2%

CH Robinson Worldwide, Inc.	5,182	456,638

		456,638
Automobile Components – 0.1%

Goodyear Tire & Rubber Co.(1)	15,645	177,571

Modine Manufacturing Co.(1)	1,300	130,247

		307,818
Banks – 1.9%

JPMorgan Chase & Co.	10,294	2,082,064

Wells Fargo & Co.	36,087	2,143,207

		4,225,271
Beverages – 0.6%

Celsius Holdings, Inc.(1)	4,187	239,036

Constellation Brands, Inc., Class A	2,583	664,554

Keurig Dr Pepper, Inc.	11,562	386,171

		1,289,761
Biotechnology – 1.6%

AbbVie, Inc.	7,730	1,325,850

Alnylam Pharmaceuticals, Inc.(1)	415	100,845

Amgen, Inc.	408	127,480

Apellis Pharmaceuticals, Inc.(1)	1,132	43,424

Ascendis Pharma AS, ADR(1)	450	61,371

Avidity Biosciences, Inc.(1)	1,306	53,350

Biogen, Inc.(1)	720	166,910

Bridgebio Pharma, Inc.(1)	892	22,594

Celldex Therapeutics, Inc.(1)	1,726	63,879

Crinetics Pharmaceuticals, Inc.(1)	1,103	49,403

Cytokinetics, Inc.(1)	3,401	184,266

Immunocore Holdings PLC, ADR(1)	1,043	35,347

Moderna, Inc.(1)	650	77,188

Regeneron Pharmaceuticals, Inc.(1)	437	459,300

REVOLUTION Medicines, Inc.(1)	2,187	84,877

Rocket Pharmaceuticals, Inc.(1)	1,643	35,374

Sarepta Therapeutics, Inc.(1)	285	45,030

Syndax Pharmaceuticals, Inc.(1)	1,657	34,018

Ultragenyx Pharmaceutical, Inc.(1)	1,091	44,840

United Therapeutics Corp.(1)	183	58,295

Vaxcyte, Inc.(1)	848	64,033

Vertex Pharmaceuticals, Inc.(1)	1,114	522,154

		3,659,828
Broadline Retail – 3.6%

Amazon.com, Inc.(1)	41,921	8,101,233

		8,101,233
Building Products – 0.6%

AZEK Co., Inc.(1)	9,671	407,439

Builders FirstSource, Inc.(1)	3,577	495,093

Johnson Controls International PLC	6,572	436,841

Trane Technologies PLC	258	84,864

		1,424,237

June 30, 2024 (unaudited)	Shares	Value

Capital Markets – 1.6%

Ares Management Corp., Class A	10,076	$1,342,929

KKR & Co., Inc.	7,717	812,137

S&P Global, Inc.	3,092	1,379,032

		3,534,098
Chemicals – 1.4%

Arcadium Lithium PLC(1)	15,817	53,145

Cabot Corp.	5,599	514,492

Celanese Corp.	2,816	379,850

FMC Corp.	6,079	349,846

Ingevity Corp.(1)	3,324	145,292

Linde PLC	2,833	1,243,149

PPG Industries, Inc.	3,977	500,665

		3,186,439
Commercial Services & Supplies – 0.5%

Clean Harbors, Inc.(1)	2,832	640,457

Waste Connections, Inc.	2,115	370,886

		1,011,343
Consumer Finance – 0.7%

American Express Co.	6,726	1,557,405

		1,557,405
Consumer Staples Distribution & Retail – 0.1%

U.S. Foods Holding Corp.(1)	5,085	269,403

		269,403
Distributors – 0.4%

Pool Corp.	2,829	869,437

		869,437
Electric Utilities – 0.7%

Exelon Corp.	1,975	68,355

NextEra Energy, Inc.	6,125	433,711

PG&E Corp.	56,010	977,935

		1,480,001
Electronic Equipment, Instruments & Components – 0.4%

Flex Ltd.(1)	32,058	945,390

		945,390
Energy Equipment & Services – 0.2%

Schlumberger NV	10,303	486,096

		486,096
Entertainment – 0.8%

Netflix, Inc.(1)	1,873	1,264,050

Spotify Technology SA(1)	1,318	413,575

		1,677,625
Financial Services – 2.6%

Berkshire Hathaway, Inc., Class B(1)	4,983	2,027,084

Block, Inc.(1)	13,587	876,226

Corpay, Inc.(1)	1,207	321,557

Equitable Holdings, Inc.	9,578	391,357

Global Payments, Inc.	2,398	231,887

PayPal Holdings, Inc.(1)	8,965	520,239

Visa, Inc., Class A	3,239	850,140

WEX, Inc.(1)	3,958	701,120

		5,919,610

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)	Shares	Value

Food Products – 0.2%

Freshpet, Inc.(1)	3,539	$457,911

		457,911
Gas Utilities – 0.3%

Atmos Energy Corp.	5,056	589,782

		589,782
Ground Transportation – 1.0%

Knight-Swift Transportation Holdings, Inc.	7,937	396,215

Ryder System, Inc.	3,376	418,219

Uber Technologies, Inc.(1)	20,074	1,458,978

		2,273,412
Health Care Equipment & Supplies – 1.8%

Boston Scientific Corp.(1)	13,873	1,068,360

Dexcom, Inc.(1)	5,132	581,866

Edwards Lifesciences Corp.(1)	8,380	774,061

Intuitive Surgical, Inc.(1)	2,123	944,417

Stryker Corp.	2,042	694,790

		4,063,494
Health Care Providers & Services – 2.1%

Acadia Healthcare Co., Inc.(1)	4,342	293,259

agilon health, Inc.(1)	40,262	263,314

Cencora, Inc.	3,514	791,704

Centene Corp.(1)	5,369	355,965

Elevance Health, Inc.	1,330	720,674

HCA Healthcare, Inc.	2,015	647,379

Humana, Inc.	648	242,125

Molina Healthcare, Inc.(1)	1,301	386,787

UnitedHealth Group, Inc.	2,023	1,030,233

		4,731,440
Health Care REITs – 0.3%

Welltower, Inc.	6,841	713,174

		713,174
Hotel & Resort REITs – 0.2%

Ryman Hospitality Properties, Inc.	4,468	446,174

		446,174
Hotels, Restaurants & Leisure – 1.9%

Chipotle Mexican Grill, Inc.(1)	30,550	1,913,958

Domino’s Pizza, Inc.	1,006	519,428

DoorDash, Inc., Class A(1)	8,120	883,294

Dutch Bros, Inc., Class A(1)	3,585	148,419

Hyatt Hotels Corp., Class A	3,872	588,234

Royal Caribbean Cruises Ltd.(1)	1,394	222,245

		4,275,578
Household Durables – 0.4%

Lennar Corp., Class A	2,481	371,827

Skyline Champion Corp.(1)	7,022	475,741

		847,568
Household Products – 1.1%

Church & Dwight Co., Inc.	4,138	429,028

Procter & Gamble Co.	11,754	1,938,470

		2,367,498

June 30, 2024 (unaudited)	Shares	Value

Independent Power and Renewable Electricity Producers – 0.2%

Vistra Corp.	5,050	$434,199

		434,199
Insurance – 2.1%

American International Group, Inc.	11,879	881,897

Arch Capital Group Ltd.(1)	7,608	767,571

Assured Guaranty Ltd.	4,445	342,932

Everest Group Ltd.	2,684	1,022,658

Progressive Corp.	4,044	839,979

SiriusPoint Ltd.(1)	28,558	348,408

Trupanion, Inc.(1)	13,288	390,667

		4,594,112
Interactive Media & Services – 4.4%

Alphabet, Inc., Class A	42,435	7,729,535

Meta Platforms, Inc., Class A	4,138	2,086,463

		9,815,998
IT Services – 0.9%

MongoDB, Inc.(1)	2,476	618,901

Squarespace, Inc., Class A(1)	33,893	1,478,752

		2,097,653
Life Sciences Tools & Services – 0.9%

Agilent Technologies, Inc.	2,811	364,390

Danaher Corp.	3,715	928,193

ICON PLC(1)	1,601	501,865

Thermo Fisher Scientific, Inc.	450	248,850

		2,043,298
Machinery – 0.7%

Atmus Filtration Technologies, Inc.(1)	3,846	110,688

Flowserve Corp.	3,038	146,128

Fortive Corp.	7,509	556,417

Helios Technologies, Inc.	3,100	148,025

Ingersoll Rand, Inc.	1,883	171,052

Middleby Corp.(1)	4,242	520,111

		1,652,421
Media – 0.4%

New York Times Co., Class A	6,737	345,002

Omnicom Group, Inc.	7,084	635,435

		980,437
Metals & Mining – 0.1%

Nucor Corp.	1,035	163,613

		163,613
Multi-Utilities – 0.5%

Sempra	13,734	1,044,608

		1,044,608
Oil, Gas & Consumable Fuels – 2.8%

EQT Corp.	7,253	268,216

Exxon Mobil Corp.	25,375	2,921,170

Marathon Petroleum Corp.	4,485	778,058

Shell PLC, ADR	21,855	1,577,494

Targa Resources Corp.	4,830	622,007

		6,166,945
Passenger Airlines – 0.3%

Delta Air Lines, Inc.	16,275	772,086

		772,086

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)	Shares	Value

Personal Care Products – 0.9%

BellRing Brands, Inc.(1)	5,930	$338,840

e.l.f. Beauty, Inc.(1)	1,877	395,522

Haleon PLC, ADR	58,190	480,649

Unilever PLC, ADR	15,196	835,628

		2,050,639
Pharmaceuticals – 2.7%

AstraZeneca PLC, ADR	8,330	649,657

Eli Lilly & Co.	3,391	3,070,144

GSK PLC, ADR	10,115	389,427

Longboard Pharmaceuticals, Inc.(1)	3,900	105,417

Merck & Co., Inc.	12,065	1,493,647

Novartis AG, ADR	1,150	122,429

Structure Therapeutics, Inc., ADR(1)	4,634	181,977

		6,012,698
Professional Services – 0.4%

Dayforce, Inc.(1)	9,451	468,770

Science Applications International Corp.	4,538	533,442

		1,002,212
Real Estate Management & Development – 0.1%

CoStar Group, Inc.(1)	2,442	181,050

		181,050
Residential REITs – 0.2%

Camden Property Trust	4,000	436,440

		436,440
Semiconductors & Semiconductor Equipment – 7.2%

Advanced Micro Devices, Inc.(1)	13,990	2,269,318

First Solar, Inc.(1)	1,028	231,773

KLA Corp.	1,510	1,245,010

Micron Technology, Inc.	12,586	1,655,437

NVIDIA Corp.	60,997	7,535,569

NXP Semiconductors NV	2,506	674,339

QUALCOMM, Inc.	4,586	913,439

Texas Instruments, Inc.	8,169	1,589,116

		16,114,001
Software – 6.7%

Adobe, Inc.(1)	5,068	2,815,477

Atlassian Corp., Class A(1)	5,030	889,706

HubSpot, Inc.(1)	1,504	887,044

Microsoft Corp.	19,365	8,655,187

ServiceNow, Inc.(1)	844	663,949

Synopsys, Inc.(1)	1,882	1,119,903

		15,031,266
Specialized REITs – 0.3%

Equinix, Inc.	797	603,010

		603,010
Specialty Retail – 1.0%

TJX Cos., Inc.	20,750	2,284,575

		2,284,575

June 30, 2024 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 4.1%

Apple, Inc.	43,268	$9,113,106

		9,113,106
Trading Companies & Distributors – 0.1%

AerCap Holdings NV	2,831	263,849

		263,849
Wireless Telecommunication Services – 0.6%

T-Mobile U.S., Inc.	7,697	1,356,057

		1,356,057

Total Common Stocks (Cost $115,847,203)		147,312,787

	Principal Amount
Agency Mortgage-Backed Securities – 9.5%

Federal Home Loan Mortgage Corp. 2.00% due 5/1/2051	$1,298,785	1,026,516
2.00% due 4/1/2052	1,239,091	982,972
2.50% due 7/1/2041	356,207	306,977
2.50% due 2/1/2042	524,193	453,417
2.50% due 7/1/2051	1,185,776	983,082
2.50% due 10/1/2051	413,433	338,807
2.50% due 11/1/2051	386,237	317,801
3.00% due 10/1/2049	301,788	260,372
3.00% due 10/1/2051	101,851	87,796
3.00% due 11/1/2051	392,356	333,600
3.00% due 5/1/2052	177,644	151,044
4.00% due 4/1/2047	8,899	8,335
4.00% due 11/1/2048	116,650	108,563
4.00% due 5/1/2049	15,495	14,471
4.00% due 7/1/2049	18,305	17,144
4.00% due 4/1/2052	329,112	301,918
4.50% due 1/1/2038	111,162	108,784
4.50% due 5/1/2038	23,016	22,509
4.50% due 11/1/2048	23,090	22,098
4.50% due 8/1/2049	54,988	52,846
4.50% due 8/1/2052	55,388	52,260
4.50% due 9/1/2052	58,186	54,890
4.50% due 10/1/2052	86,425	81,563
5.00% due 11/1/2043	122,800	120,778
5.00% due 10/1/2052	235,400	227,901
5.00% due 1/1/2053	122,982	118,988
5.00% due 6/1/2053	302,582	292,269
5.50% due 9/1/2052	243,935	241,305
5.50% due 1/1/2053	570,090	562,523
5.50% due 2/1/2053	24,627	24,286
5.50% due 3/1/2053	36,504	36,004
5.50% due 5/1/2053	476,257	469,667
5.50% due 6/1/2053	74,338	73,304
5.50% due 9/1/2053	36,405	36,006
5.50% due 11/1/2053	165,386	163,046
6.00% due 8/1/2053	142,547	142,888
6.00% due 11/1/2053	409,274	410,251
6.50% due 11/1/2053	399,484	406,947

Federal National Mortgage Association 2.00% due 12/1/2050	1,172,265	923,657

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
2.50% due 2/1/2041	$61,134	$52,949
2.50% due 5/1/2051	557,961	461,485
3.00% due 6/1/2043	223,223	197,793
3.00% due 6/1/2051	232,258	201,021
3.00% due 10/1/2051	722,846	618,036
3.50% due 6/1/2037	63,624	60,098
3.50% due 8/1/2043	223,659	204,236
3.50% due 7/1/2051	493,811	441,699
3.50% due 4/1/2052	360,987	321,166
4.00% due 1/1/2038	242,936	233,512
4.00% due 3/1/2046	8,910	8,334
4.00% due 1/1/2049	11,512	10,768
4.00% due 8/1/2049	7,839	7,332
4.00% due 8/1/2051	10,473	9,809
4.00% due 8/1/2052	129,788	118,761
4.00% due 10/1/2052	129,128	118,427
4.50% due 4/1/2038	425,785	416,391
4.50% due 7/1/2048	78,886	75,948
4.50% due 11/1/2048	33,847	32,559
4.50% due 10/1/2050	16,990	16,260
4.50% due 8/1/2052	15,562	14,707
4.50% due 9/1/2052	233,183	220,956
4.50% due 11/1/2052	78,253	74,545
4.50% due 1/1/2053	143,553	135,910
5.00% due 8/1/2052	650,612	630,479
5.00% due 9/1/2052	37,871	36,714
5.00% due 10/1/2052	25,071	24,319
5.50% due 1/1/2053	150,883	148,969
5.50% due 8/1/2053	36,127	35,645
6.00% due 9/1/2053	1,107,662	1,111,628

Freddie Mac Multifamily Structured Pass-Through Certificates Series K-150, Class A2 3.71% due 9/25/2032(2)(3)	78,000	72,194
Series K-156, Class A2 4.43% due 2/25/2033(2)(3)	165,000	160,536

Government National Mortgage Association 2.00% due 12/20/2050	406,066	329,131
2.00% due 1/20/2051	110,884	89,953
2.00% due 2/20/2051	97,634	79,093
2.50% due 5/20/2051	505,970	425,908
2.50% due 8/20/2051	508,860	428,105
3.00% due 1/20/2051	473,846	414,442
3.00% due 5/20/2051	245,680	214,344
3.50% due 1/20/2052	433,835	390,109
3.50% due 2/20/2052	429,944	386,576
4.00% due 4/20/2052	81,991	75,762
4.00% due 5/20/2052	234,341	216,539
4.00% due 8/20/2052	347,023	320,660
4.50% due 8/20/2048	169,011	162,647
4.50% due 6/20/2052	591,313	562,835

Uniform Mortgage-Backed Security 4.00% due 7/1/2054(4)	249,000	227,814
5.00% due 7/1/2054(4)	54,000	52,178
6.00% due 7/1/2054(4)	226,000	226,594

Total Agency Mortgage-Backed Securities (Cost $22,012,903)		21,213,461

June 30, 2024 (unaudited)	Principal Amount	Value
Asset-Backed Securities – 1.4%

CF Hippolyta Issuer LLC Series 2021-1A, Class A1 1.53% due 3/15/2061(5)	$183,777	$168,416
Series 2022-1A, Class A1 5.97% due 8/15/2062(5)	97,713	96,403

Chesapeake Funding II LLC Series 2024-1A, Class A1 5.52% due 5/15/2036(5)	174,405	174,317

Enterprise Fleet Financing LLC Series 2023-3, Class A2 6.40% due 3/20/2030(5)	245,000	247,634

GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A2A 5.19% due 3/16/2026	27,552	27,522
Series 2023-2, Class A3 4.47% due 2/16/2028	105,000	103,803

GM Financial Revolving Receivables Trust Series 2023-2, Class A 5.77% due 8/11/2036(5)	174,000	178,502
Series 2024-1, Class A 4.98% due 12/11/2036(5)	230,000	229,099

Kubota Credit Owner Trust Series 2023-2A, Class A3 5.28% due 1/18/2028(5)	155,000	154,658

Navient Private Education Refi Loan Trust Series 2023-A, Class A 5.51% due 10/15/2071(5)	179,532	179,641

New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1 1.91% due 10/20/2061(5)	335,000	298,862

Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.00% due 9/15/2048(5)	346,000	334,069

SFS Auto Receivables Securitization Trust Series 2023-1A, Class A2A 5.89% due 3/22/2027(5)	43,113	43,135

Vantage Data Centers Issuer LLC Series 2021-1A, Class A2 2.165% due 10/15/2046(5)	175,000	160,703

Volkswagen Auto Lease Trust Series 2024-A, Class A3 5.21% due 6/21/2027	190,000	189,714

Wheels Fleet Lease Funding 1 LLC Series 2023-1A, Class A 5.80% due 4/18/2038(5)	349,189	349,344
Series 2023-2A, Class A 6.46% due 8/18/2038(5)	165,000	166,788

Total Asset-Backed Securities (Cost $3,105,830)		3,102,610

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes – 8.7%

Aerospace & Defense – 0.1%

HEICO Corp. 5.35% due 8/1/2033	$309,000	$306,170

		306,170
Agriculture – 0.1%

Philip Morris International, Inc. 5.25% due 2/13/2034	275,000	269,813

		269,813
Airlines – 0.0%

United Airlines Pass-Through Trust Series 2016-1, Class AA 3.10% due 7/7/2028	39,421	36,372

		36,372
Auto Manufacturers – 0.1%

Daimler Truck Finance North America LLC 5.15% due 1/16/2026(5)	150,000	149,240

		149,240
Beverages – 0.2%

Anheuser-Busch InBev Worldwide, Inc. 4.60% due 4/15/2048	34,000	30,074

Coca-Cola Consolidated, Inc. 5.25% due 6/1/2029	267,000	268,111
5.45% due 6/1/2034	80,000	80,713

		378,898
Biotechnology – 0.1%

Royalty Pharma PLC 3.30% due 9/2/2040	273,000	197,141
3.35% due 9/2/2051	170,000	108,679
5.90% due 9/2/2054	30,000	28,939

		334,759
Commercial Banks – 1.7%

Bank of America NA 5.526% due 8/18/2026	295,000	297,021

Bank of New York Mellon Corp. Series J 4.967% (4.967% fixed rate until 4/26/2033; 1 day USD SOFR + 1.61% thereafter) due 4/26/2034(3)	214,000	208,511

BNP Paribas SA 5.894% (5.894% fixed rate until 12/5/2033; 1 day USD SOFR + 1.87% thereafter) due 12/5/2034(3)(5)	230,000	235,773

BPCE SA 6.714% (6.714% fixed rate until 10/19/2028; 1 day USD SOFR + 2.27% thereafter) due 10/19/2029(3)(5)	325,000	337,096

Canadian Imperial Bank of Commerce 5.237% due 6/28/2027	200,000	199,810

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Citizens Financial Group, Inc. 5.841% (5.841% fixed rate until 1/23/2029; 1 day USD SOFR + 2.01% thereafter) due 1/23/2030(3)	$60,000	$59,800

Commonwealth Bank of Australia 5.071% due 9/14/2028(5)	250,000	251,958

Danske Bank AS 1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT rate + 1.35% thereafter) due 9/11/2026(3)(5)	256,000	243,343
5.705% (5.705% fixed rate until 3/1/2029; 1 yr. CMT rate + 1.40% thereafter) due 3/1/2030(3)(5)	200,000	200,532

JPMorgan Chase & Co. 4.912% (4.912% fixed rate until 7/25/2032; 1 day USD SOFR + 2.08% thereafter) due 7/25/2033(3)	107,000	103,943

Morgan Stanley 1.928% (1.928% fixed rate until 4/28/2031; 1 day USD SOFR + 1.02% thereafter) due 4/28/2032(3)	123,000	98,848
4.35% due 9/8/2026	268,000	262,096
5.466% (5.466% fixed rate until 1/18/2034; 1 day USD SOFR + 1.73% thereafter) due 1/18/2035(3)	105,000	104,757

UBS AG 7.50% due 2/15/2028	500,000	534,965

UBS Group AG 6.301% (6.301% fixed rate until 9/22/2033; 1 yr. CMT rate + 2.00% thereafter) due 9/22/2034(3)(5)	200,000	207,670

Wells Fargo & Co. 4.897% (4.897% fixed rate until 7/25/2032; 1 day USD SOFR + 2.10% thereafter) due 7/25/2033(3)	229,000	220,447
6.303% (6.303% fixed rate until 10/23/2028; 1 day USD SOFR + 1.79% thereafter) due 10/23/2029(3)	220,000	228,199

		3,794,769
Commercial Services – 0.3%

Ashtead Capital, Inc. 2.45% due 8/12/2031(5)	400,000	322,824
5.80% due 4/15/2034(5)	200,000	198,576

Element Fleet Management Corp. 5.643% due 3/13/2027(5)	95,000	95,216

ERAC USA Finance LLC 5.20% due 10/30/2034(5)	120,000	118,766

		735,382

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Diversified Financial Services – 0.5%

American Express Co. 5.043% (5.043% fixed rate until 5/1/2033; 1 day USD SOFR + 1.84% thereafter) due 5/1/2034(3)	$225,000	$220,025
6.489% (6.489% fixed rate until 10/30/2030; 1 day USD SOFR + 1.94% thereafter) due 10/30/2031(3)	25,000	26,642

Aviation Capital Group LLC 5.375% due 7/15/2029(5)	620,000	613,552

Capital One Financial Corp. 5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	50,000	50,202
6.051% (6.051% fixed rate until 1/2/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(3)	97,000	97,566
6.312% (6.312% fixed rate until 6/8/2028; 1 day USD SOFR + 2.64% thereafter) due 6/8/2029(3)	125,000	127,915
7.149% (7.149% fixed rate until 10/29/2026; 1 day USD SOFR + 2.44% thereafter) due 10/29/2027(3)	70,000	72,309

		1,208,211
Electric – 0.8%

Alabama Power Co. Series 20-A 1.45% due 9/15/2030	18,000	14,658

Dominion Energy, Inc. Series C 3.375% due 4/1/2030	39,000	35,226
Series C 4.90% due 8/1/2041	275,000	241,939

Emera U.S. Finance LP 2.639% due 6/15/2031	135,000	111,297
4.75% due 6/15/2046	39,000	32,078

FirstEnergy Corp. Series B 4.15% due 7/15/2027	155,000	148,667

FirstEnergy Pennsylvania Electric Co. 3.60% due 6/1/2029(5)	34,000	31,605
5.15% due 3/30/2026(5)	5,000	4,967
5.20% due 4/1/2028(5)	10,000	9,986

Georgia Power Co. 4.95% due 5/17/2033	335,000	326,809
Series 2010-C 4.75% due 9/1/2040	38,000	34,242

Pacific Gas & Electric Co. 4.50% due 7/1/2040	487,025	401,435

Public Service Enterprise Group, Inc. 5.45% due 4/1/2034	75,000	74,385

June 30, 2024 (unaudited)	Principal Amount	Value
Electric (continued)

Southern California Edison Co. 4.00% due 4/1/2047	$29,000	$22,193
4.65% due 10/1/2043	12,000	10,313
5.875% due 12/1/2053	115,000	114,763

Texas Electric Market Stabilization Funding LLC Series A-1 4.265% due 8/1/2034(5)	194,689	187,749

		1,802,312
Entertainment – 0.1%

Warnermedia Holdings, Inc. 4.054% due 3/15/2029	184,000	169,930

		169,930
Food – 0.1%

Tyson Foods, Inc. 5.70% due 3/15/2034	302,000	300,644

		300,644
Gas – 0.2%

Boston Gas Co. 3.15% due 8/1/2027(5)	35,000	32,609

CenterPoint Energy Resources Corp. 5.40% due 7/1/2034	65,000	64,432

KeySpan Gas East Corp. 2.742% due 8/15/2026(5)	162,000	152,704

Southern Co. Gas Capital Corp. 5.75% due 9/15/2033	105,000	107,479

		357,224
Healthcare-Products – 0.1%

Smith & Nephew PLC 5.40% due 3/20/2034	215,000	211,734

		211,734
Healthcare-Services – 0.2%

HCA, Inc. 5.45% due 4/1/2031	60,000	59,948

Icon Investments Six DAC 6.00% due 5/8/2034	210,000	214,578

Providence St. Joseph Health Obligated Group 5.403% due 10/1/2033	110,000	109,478

Sutter Health Series 20A 2.294% due 8/15/2030	25,000	21,456

		405,460
Insurance – 0.8%

Athene Global Funding 2.50% due 3/24/2028(5)	382,000	342,719
5.583% due 1/9/2029(5)	175,000	175,681

Brighthouse Financial Global Funding 5.65% due 6/10/2029(5)	266,000	266,066

CNO Global Funding 5.875% due 6/4/2027(5)	189,000	189,642

Corebridge Financial, Inc. 6.05% due 9/15/2033(5)	60,000	61,422

Corebridge Global Funding 5.20% due 6/24/2029(5)	300,000	299,016
5.90% due 9/19/2028(5)	35,000	35,740

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Insurance (continued)

Equitable Financial Life Global Funding 1.40% due 8/27/2027(5)	$162,000	$143,461

GA Global Funding Trust 5.50% due 1/8/2029(5)	180,000	179,946

		1,693,693
Investment Companies – 0.1%

Abu Dhabi Developmental Holding Co. PJSC 5.375% due 5/8/2029(5)	230,000	233,448

		233,448
Machinery-Diversified – 0.2%

Westinghouse Air Brake Technologies Corp. 5.611% due 3/11/2034	380,000	381,923

		381,923
Mining – 0.3%

Glencore Funding LLC 5.371% due 4/4/2029(5)	110,000	109,443
5.893% due 4/4/2054(5)	60,000	57,712
6.375% due 10/6/2030(5)	470,000	490,060

		657,215
Oil & Gas – 0.3%

BP Capital Markets America, Inc. 5.227% due 11/17/2034	270,000	268,010

Equinor ASA 3.00% due 4/6/2027	359,000	341,222

		609,232
Pipelines – 0.5%

Cheniere Energy Partners LP 4.00% due 3/1/2031	428,000	388,765

Columbia Pipelines Holding Co. LLC 5.681% due 1/15/2034(5)	40,000	39,332

Columbia Pipelines Operating Co. LLC 5.927% due 8/15/2030(5)	45,000	45,953
6.497% due 8/15/2043(5)	89,000	92,621

Eastern Gas Transmission & Storage, Inc. 3.60% due 12/15/2024	24,000	23,721

Energy Transfer LP 4.95% due 6/15/2028	12,000	11,842

Galaxy Pipeline Assets Bidco Ltd. 2.625% due 3/31/2036(5)	245,000	199,293

Gray Oak Pipeline LLC 2.60% due 10/15/2025(5)	85,000	81,572
3.45% due 10/15/2027(5)	15,000	14,100

MPLX LP 5.50% due 6/1/2034	130,000	128,015

		1,025,214
Real Estate Investment Trusts – 0.7%

American Tower Trust I 5.49% due 3/15/2028(5)	315,000	316,351

Extra Space Storage LP 5.50% due 7/1/2030	60,000	60,427
5.90% due 1/15/2031	120,000	122,543

June 30, 2024 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (continued)

GLP Capital LP/GLP Financing II, Inc. 6.75% due 12/1/2033	$250,000	$261,930

Kite Realty Group LP 5.50% due 3/1/2034	207,000	202,417

LXP Industrial Trust 6.75% due 11/15/2028	185,000	191,558

Realty Income Corp. 5.125% due 2/15/2034	350,000	339,650

VICI Properties LP 6.125% due 4/1/2054	60,000	57,428

WEA Finance LLC 2.875% due 1/15/2027(5)	20,000	18,578
3.50% due 6/15/2029(5)	45,000	40,369

		1,611,251
Semiconductors – 0.5%

Broadcom, Inc. 3.469% due 4/15/2034(5)	317,000	270,160

Foundry JV Holdco LLC 6.15% due 1/25/2032(5)	200,000	204,030
6.25% due 1/25/2035(5)	400,000	408,784
6.40% due 1/25/2038(5)	200,000	206,140

Intel Corp. 5.60% due 2/21/2054	78,000	75,649

		1,164,763
Software – 0.4%

Constellation Software, Inc.
5.158% due 2/16/2029(5)	30,000	29,997
5.461% due 2/16/2034(5)	384,000	383,770

Oracle Corp. 3.60% due 4/1/2050	26,000	18,155
3.65% due 3/25/2041	352,000	269,202
5.55% due 2/6/2053	142,000	134,291

		835,415
Telecommunications – 0.2%

AT&T, Inc. 3.50% due 9/15/2053	68,000	46,154
3.65% due 6/1/2051	95,000	67,087
3.85% due 6/1/2060	19,000	13,257
4.30% due 12/15/2042	242,000	201,303

T-Mobile USA, Inc. 6.00% due 6/15/2054	80,000	82,823

Verizon Communications, Inc. 2.875% due 11/20/2050	50,000	31,448
2.987% due 10/30/2056	70,000	42,852

		484,924
Trucking & Leasing – 0.1%

DAE Funding LLC 1.55% due 8/1/2024(5)	294,000	292,786

		292,786

Total Corporate Bonds & Notes (Cost $19,387,857)		19,450,782
Municipals – 0.4%

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue Series A 6.899% due 12/1/2040	48,515	53,659

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)	Principal Amount		Value
Municipals (continued)

Dallas Fort Worth International Airport Series A 4.087% due 11/1/2051		$100,000	$83,980

Metropolitan Transportation Authority Series C2 5.175% due 11/15/2049		10,000	9,150

Municipal Electric Authority of Georgia Series A 6.637% due 4/1/2057		146,000	158,747

Regents of the University of California Medical Center Pooled Revenue Series N 3.006% due 5/15/2050		125,000	84,355

State of Illinois 5.10% due 6/1/2033		329,412	323,369

Texas Natural Gas Securitization Finance Corp. 5.102% due 4/1/2035		116,405	116,685
5.169% due 4/1/2041		90,000	90,079

Total Municipals (Cost $977,940)			920,024
Non-Agency Mortgage-Backed Securities – 0.5%

Fannie Mae REMIC Series 2019-42, Class LA 3.00% due 8/25/2049		262,629	236,866
Series 2020-27, Class HC 1.50% due 10/25/2049		374,893	288,462

Freddie Mac REMIC Series 3967, Class ZP 4.00% due 9/15/2041		244,349	230,991
Series 5170, Class DP 2.00% due 7/25/2050		225,599	190,112

Ginnie Mae REMIC Series 2021-215, Class KA 2.50% due 10/20/2049		275,630	235,294

Total Non-Agency Mortgage-Backed Securities (Cost $1,263,984)			1,181,725
Foreign Government – 0.2%

Israel Government International Bonds 5.375% due 3/12/2029	USD	220,000	215,666

Saudi Government International Bonds 5.75% due 1/16/2054(5)	USD	215,000	209,567

Total Foreign Government (Cost $426,598)			425,233
U.S. Government Securities – 13.2%

U.S. Treasury Bonds 2.25% due 2/15/2052		$805,700	513,256
2.375% due 2/15/2042		1,035,200	753,431
3.25% due 5/15/2042		25,000	20,785
3.375% due 8/15/2042		129,600	109,471

June 30, 2024 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)
3.625% due 2/15/2053	$694,300	$590,697
3.625% due 5/15/2053	630,800	536,870
3.875% due 2/15/2043	943,500	852,983
3.875% due 5/15/2043	820,300	740,193
4.00% due 11/15/2042	976,900	900,427
4.00% due 11/15/2052	652,100	594,124
4.125% due 8/15/2053	268,100	249,710
4.25% due 2/15/2054	782,100	744,950
4.375% due 8/15/2043	538,600	520,001
4.50% due 2/15/2044	640,200	628,196
4.625% due 5/15/2044	175,000	174,672
4.625% due 5/15/2054	279,000	282,923
4.75% due 11/15/2043	895,000	907,166
4.75% due 11/15/2053	567,800	587,141

U.S. Treasury Notes 2.75% due 4/30/2027	447,100	425,968
3.50% due 4/30/2028	519,000	502,011
3.50% due 4/30/2030	70,000	66,937
3.625% due 5/15/2026	924,000	905,159
3.625% due 3/31/2028	163,000	158,416
3.625% due 5/31/2028	204,000	198,183
3.75% due 4/15/2026	575,000	564,668
3.75% due 12/31/2028	943,300	919,349
3.75% due 5/31/2030	78,000	75,544
3.75% due 6/30/2030	247,000	239,127
3.75% due 12/31/2030	298,000	287,896
3.875% due 11/30/2027	419,000	411,013
3.875% due 12/31/2027	219,600	215,414
3.875% due 12/31/2029	237,100	231,506
4.00% due 12/15/2025	332,000	327,707
4.00% due 1/15/2027	197,000	194,153
4.00% due 2/29/2028	651,800	641,819
4.00% due 6/30/2028	155,000	152,651
4.00% due 1/31/2029	882,700	869,253
4.00% due 10/31/2029	574,900	565,109
4.00% due 7/31/2030	57,200	56,119
4.125% due 9/30/2027	423,400	418,637
4.125% due 10/31/2027	339,000	335,213
4.125% due 7/31/2028	493,200	487,998
4.125% due 3/31/2029	324,900	321,626
4.25% due 2/28/2029	646,400	643,572
4.375% due 8/15/2026	135,000	134,114
4.375% due 12/15/2026	250,000	248,594
4.375% due 8/31/2028	462,700	462,158
4.375% due 11/30/2028	410,000	410,000
4.375% due 11/30/2030	20,000	20,020
4.375% due 5/15/2034	396,300	396,424
4.50% due 3/31/2026	281,900	280,424
4.50% due 7/15/2026	275,000	273,818
4.50% due 5/15/2027	555,400	554,706
4.50% due 5/31/2029	1,267,500	1,276,214
4.625% due 3/15/2026	40,000	39,863
4.625% due 6/30/2026	695,600	694,350
4.625% due 9/15/2026	198,000	197,768
4.625% due 10/15/2026	157,000	156,877
4.625% due 11/15/2026	648,000	647,747
4.625% due 9/30/2028	937,800	945,713
4.625% due 4/30/2029	554,400	560,810
4.625% due 4/30/2031	232,600	236,380
4.875% due 11/30/2025	565,200	564,538
4.875% due 5/31/2026	415,800	416,645

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)
4.875% due 10/31/2028	$927,000	$944,454
4.875% due 10/31/2030	121,000	124,431

Total U.S. Government Securities (Cost $30,397,328)		29,508,092
U.S. Treasury Bills – 0.4%
U.S. Treasury Bills 5.362% due 9/10/2024(6)	826,200	817,655

Total U.S. Treasury Bills (Cost $817,678)		817,655
Repurchase Agreements – 0.3%
Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $784,234, due 7/1/2024(7)	784,129	784,129

Total Repurchase Agreements (Cost $784,129)		784,129

June 30, 2024 (unaudited)	Value

Total Investments – 100.4% (Cost $195,021,450)	$224,716,498

Liabilities in excess of other assets – (0.4)%	(798,583)

Total Net Assets – 100.0%	$223,917,915

(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2024.
(4)	TBA — To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of these securities amounted to $11,613,496, representing 5.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$795,300	$799,868

Open futures contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	September 2024	6	Short	$(662,866)	$(659,906)	$2,960
U.S. Ultra 10-Year Treasury Note	September 2024	6	Short	(675,877)	(681,188)	(5,311)
Total				$(1,338,743)	$(1,341,094)	$(2,351)

Legend:

ADR — American Depositary Receipt

CMT — Constant Maturity Treasury

REITs — Real Estate Investment Trusts

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$147,312,787	$—	$—	$147,312,787
Agency Mortgage-Backed Securities	—	21,213,461	—	21,213,461
Asset-Backed Securities	—	3,102,610	—	3,102,610
Corporate Bonds & Notes	—	19,450,782	—	19,450,782
Municipals	—	920,024	—	920,024
Non-Agency Mortgage-Backed Securities	—	1,181,725	—	1,181,725
Foreign Government	—	425,233	—	425,233
U.S. Government Securities	—	29,508,092	—	29,508,092
U.S. Treasury Bills	—	817,655	—	817,655
Repurchase Agreements	—	784,129	—	784,129
Total	$147,312,787	$77,403,711	$—	$224,716,498
Other Financial Instruments
Futures Contracts
Assets	$2,960	$—	$—	$2,960
Liabilities	(5,311)	—	—	(5,311)
Total	$(2,351)	$—	$—	$(2,351)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$224,716,498

Receivable for investments sold	2,376,218

Dividends/interest receivable	698,778

Cash deposits with brokers for futures contracts	30,360

Receivable for fund shares subscribed	288

Prepaid expenses	2,772

Total Assets	227,824,914

Liabilities

Payable for investments purchased	3,193,192

Payable for fund shares redeemed	501,517

Investment advisory fees payable	88,438

Distribution fees payable	46,061

Payable for variation margin on futures contracts	27,337

Accrued audit fees	11,771

Accrued custodian and accounting fees	8,280

Accrued trustees’ and officers’ fees	1,458

Accrued expenses and other liabilities	28,945

Total Liabilities	3,906,999

Total Net Assets	$223,917,915

Net Assets Consist of:

Paid-in capital	$182,017,828

Distributable earnings	41,900,087

Total Net Assets	$223,917,915

Investments, at Cost	$195,021,450

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	18,451,991

Net Asset Value Per Share	$12.14

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Interest	$1,820,647

Dividends	747,815

Withholding taxes on foreign dividends	(2,929)

Total Investment Income	2,565,533

Expenses

Investment advisory fees	533,933

Distribution fees	278,090

Custodian and accounting fees	50,672

Professional fees	40,453

Trustees’ and officers’ fees	32,146

Administrative fees	23,689

Transfer agent fees	9,255

Shareholder reports	3,869

Other expenses	6,021

Total Expenses	978,128

Net Investment Income/(Loss)	1,587,405

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	10,052,508

Net realized gain/(loss) from futures contracts	34,447

Net realized gain/(loss) from foreign currency transactions	(3)

Net change in unrealized appreciation/(depreciation) on investments	7,281,904

Net change in unrealized appreciation/(depreciation) on futures contracts	(4,040)

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	17,364,816

Net Increase in Net Assets Resulting From Operations	$18,952,221

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$1,587,405	$3,061,866

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	10,086,952	2,145,134

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	7,277,864	30,488,179

Net Increase in Net Assets Resulting from Operations	18,952,221	35,695,179

Capital Share Transactions

Proceeds from sales of shares	3,174,976	1,554,263

Cost of shares redeemed	(20,111,374)	(29,544,596)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,936,398)	(27,990,333)

Net Increase in Net Assets	2,015,823	7,704,846

Net Assets

Beginning of period	221,902,092	214,197,246

End of period	$223,917,915	$221,902,092

Other Information:

Shares

Sold	277,868	152,685

Redeemed	(1,728,289)	(2,891,540)

Net Decrease	(1,450,421)	(2,738,855)

12	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

13

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$11.15	$0.08	$0.91	$0.99	$12.14	8.88%	(4)

Year Ended 12/31/23	9.46	0.14	1.55	1.69	11.15	17.86%

Period Ended 12/31/22(5)	10.00	0.07	(0.61)	(0.54)	9.46	(5.40)%	(4)

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$223,918	0.88%	(4)	0.88%	(4)	1.43%	(4)	1.43%	(4)	43%	(4)

221,902	0.88%		0.88%		1.41%		1.41%		93%

214,197	0.86%	(4)	0.86%	(4)	1.17%	(4)	1.17%	(4)	59%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Balanced Allocation VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2024.

e. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

f. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

g. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

h. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.48% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.95% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.89%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $278,090 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$66,247,709	$27,819,806
Sales	83,086,002	25,235,339

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$2,960

Liability Derivatives
Futures Contracts[1]	$(5,311)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$34,447

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(4,040)

Average Number of Notional Amounts
Futures Contracts[3]	6
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit

Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

23

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard,

24

the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also

25

considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

26

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

27

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board

28

noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11738

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Equity Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Equity Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 98.7%

Aerospace & Defense – 3.2%

General Dynamics Corp.	7,552	$2,191,137

L3Harris Technologies, Inc.	9,127	2,049,742

		4,240,879
Air Freight & Logistics – 1.6%

United Parcel Service, Inc., Class B	14,980	2,050,013

		2,050,013
Banks – 9.2%

Bank of America Corp.	38,853	1,545,184

JPMorgan Chase & Co.	23,115	4,675,240

M&T Bank Corp.	13,592	2,057,285

Regions Financial Corp.	96,133	1,926,505

Royal Bank of Canada (Canada)	17,085	1,818,962

		12,023,176
Beverages – 2.9%

Keurig Dr Pepper, Inc.	60,820	2,031,388

Pernod Ricard SA (France)	12,417	1,689,796

		3,721,184
Biotechnology – 1.8%

Gilead Sciences, Inc.	34,720	2,382,139

		2,382,139
Building Products – 1.3%

Johnson Controls International PLC	24,754	1,645,398

		1,645,398
Capital Markets – 6.1%

Ares Management Corp., Class A	14,116	1,881,380

Intercontinental Exchange, Inc.	11,558	1,582,175

Morgan Stanley	19,277	1,873,532

Nasdaq, Inc.	11,399	686,904

Raymond James Financial, Inc.	15,307	1,892,098

		7,916,089
Chemicals – 1.8%

Celanese Corp.	7,978	1,076,153

PPG Industries, Inc.	9,824	1,236,743

		2,312,896
Communications Equipment – 2.0%

Cisco Systems, Inc.	56,256	2,672,722

		2,672,722
Distributors – 1.1%

LKQ Corp.	34,158	1,420,631

		1,420,631
Electric Utilities – 3.7%

American Electric Power Co., Inc.	15,129	1,327,418

Exelon Corp.	57,490	1,989,729

PPL Corp.	54,683	1,511,985

		4,829,132
Electrical Equipment – 1.4%

Emerson Electric Co.	16,005	1,763,111

		1,763,111

June 30, 2024 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – 2.7%

Corning, Inc.	46,391	$1,802,291

TE Connectivity Ltd.	11,661	1,754,164

		3,556,455
Food Products – 1.1%

Archer-Daniels-Midland Co.	24,495	1,480,723

		1,480,723
Gas Utilities – 1.5%

Atmos Energy Corp.	17,205	2,006,963

		2,006,963
Ground Transportation – 1.5%

Canadian National Railway Co. (Canada)	8,412	994,031

Knight-Swift Transportation Holdings, Inc.	20,593	1,028,002

		2,022,033
Health Care Providers & Services – 4.1%

Elevance Health, Inc.	2,938	1,591,985

UnitedHealth Group, Inc.	7,351	3,743,570

		5,335,555
Hotel & Resort REITs – 0.9%

Host Hotels & Resorts, Inc.	63,239	1,137,037

		1,137,037
Hotels, Restaurants & Leisure – 1.7%

Booking Holdings, Inc.	335	1,327,103

Starbucks Corp.	10,704	833,306

		2,160,409
Household Durables – 0.8%

Lennar Corp., Class A	6,542	980,449

		980,449
Industrial Conglomerates – 1.8%

Honeywell International, Inc.	6,583	1,405,734

Siemens AG, Reg S (Germany)	5,270	980,163

		2,385,897
Insurance – 3.5%

Allstate Corp.	4,514	720,705

American International Group, Inc.	23,997	1,781,538

MetLife, Inc.	29,364	2,061,059

		4,563,302
IT Services – 1.0%

Amdocs Ltd.	16,398	1,294,130

		1,294,130
Machinery – 1.5%

Deere & Co.	1,742	650,863

PACCAR, Inc.	12,504	1,287,162

		1,938,025
Media – 0.6%

Omnicom Group, Inc.	8,686	779,134

		779,134
Metals & Mining – 2.5%

Barrick Gold Corp.	68,773	1,147,134

Rio Tinto PLC, ADR	32,400	2,136,132

		3,283,266

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Multi-Utilities – 2.6%

Dominion Energy, Inc.	25,074	$1,228,626

Sempra	28,038	2,132,570

		3,361,196
Oil, Gas & Consumable Fuels – 9.3%

ConocoPhillips	24,603	2,814,091

Coterra Energy, Inc.	70,669	1,884,742

EOG Resources, Inc.	22,976	2,891,989

EQT Corp.	49,192	1,819,120

Phillips 66	10,282	1,451,510

Targa Resources Corp.	10,189	1,312,140

		12,173,592
Personal Care Products – 3.3%

Kenvue, Inc.	93,870	1,706,557

Unilever PLC, ADR	46,301	2,546,092

		4,252,649
Pharmaceuticals – 10.2%

AstraZeneca PLC, ADR	24,983	1,948,424

Johnson & Johnson	22,390	3,272,523

Merck & Co., Inc.	20,033	2,480,085

Pfizer, Inc.	138,707	3,881,022

Roche Holding AG (Switzerland)	6,229	1,728,637

		13,310,691
Semiconductors & Semiconductor Equipment – 3.3%

Broadcom, Inc.	725	1,164,009

NXP Semiconductors NV	8,639	2,324,669

QUALCOMM, Inc.	4,401	876,591

		4,365,269
Specialized REITs – 4.6%

Crown Castle, Inc.	24,257	2,369,909

Gaming & Leisure Properties, Inc.	46,504	2,102,446

Weyerhaeuser Co.	55,177	1,566,475

		6,038,830

June 30, 2024 (unaudited)	Shares	Value
Specialty Retail – 1.0%

Tractor Supply Co.	4,712	$1,272,240

		1,272,240
Tobacco – 2.1%

Philip Morris International, Inc.	26,570	2,692,338

		2,692,338
Wireless Telecommunication Services – 1.0%

T-Mobile U.S., Inc.	7,633	1,344,782

		1,344,782

Total Common Stocks (Cost $122,569,726)		128,712,335

June 30, 2024 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $1,077,665, due 7/1/2024(1)	$1,077,521	1,077,521

Total Repurchase Agreements (Cost $1,077,521)		1,077,521

Total Investments – 99.5% (Cost $123,647,247)		129,789,856

Assets in excess of other liabilities – 0.5%		661,619

Total Net Assets – 100.0%		$130,451,475

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$1,092,900	$1,099,205

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$124,313,739	$4,398,596	*	$—	$128,712,335
Repurchase Agreements	—	1,077,521		—	1,077,521
Total	$124,313,739	$5,476,117		$—	$129,789,856

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$129,789,856

Foreign currency, at value	4,426

Receivable for investments sold	2,038,798

Dividends/interest receivable	177,076

Foreign tax reclaims receivable	31,654

Receivable for fund shares subscribed	1,381

Prepaid expenses	1,737

Total Assets	132,044,928

Liabilities

Payable for investments purchased	1,389,083

Payable for fund shares redeemed	110,701

Investment advisory fees payable	54,018

Accrued audit fees	13,762

Accrued custodian and accounting fees	8,981

Accrued trustees’ and officers’ fees	1,447

Accrued expenses and other liabilities	15,461

Total Liabilities	1,593,453

Total Net Assets	$130,451,475

Net Assets Consist of:

Paid-in capital	$111,735,085

Distributable earnings	18,716,390

Total Net Assets	$130,451,475

Investments, at Cost	$123,647,247

Foreign Currency, at Cost	$4,422

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,383,911

Net Asset Value Per Share	$11.46

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$2,136,102

Interest	11,679

Withholding taxes on foreign dividends	(27,687)

Total Investment Income	2,120,094

Expenses

Investment advisory fees	337,001

Professional fees	30,184

Custodian and accounting fees	22,701

Trustees’ and officers’ fees	20,105

Administrative fees	18,731

Transfer agent fees	7,631

Shareholder reports	2,741

Other expenses	3,937

Total Expenses	443,031

Less: Fees waived	(47,934)

Total Expenses, Net	395,097

Net Investment Income/(Loss)	1,724,997

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	2,775,626

Net realized gain/(loss) from foreign currency transactions	(483)

Net change in unrealized appreciation/(depreciation) on investments	820,162

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(1,122)

Net Gain on Investments and Foreign Currency Transactions	3,594,183

Net Increase in Net Assets Resulting From Operations	$5,319,180

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$1,724,997	$3,597,003

Net realized gain/(loss) from investments and foreign currency transactions	2,775,143	3,006,425

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	819,040	3,069,218

Net Increase in Net Assets Resulting from Operations	5,319,180	9,672,646

Capital Share Transactions

Proceeds from sales of shares	3,009,955	5,297,926

Cost of shares redeemed	(16,753,093)	(19,203,659)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,743,138)	(13,905,733)

Net Decrease in Net Assets	(8,423,958)	(4,233,087)

Net Assets

Beginning of period	138,875,433	143,108,520

End of period	$130,451,475	$138,875,433

Other Information:

Shares

Sold	274,104	512,455

Redeemed	(1,492,500)	(1,854,623)

Net Decrease	(1,218,396)	(1,342,168)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$11.02	$0.14	$0.30	$0.44	$11.46	3.99%	(4)

Year Ended 12/31/23	10.26	0.27	0.49	0.76	11.02	7.41%

Period Ended 12/31/22(5)	10.00	0.18	0.08	0.26	10.26	2.60%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$130,451	0.59%	(4)	0.66%	(4)	2.56%	(4)	2.49%	(4)	18%	(4)

138,875	0.55%		0.65%		2.60%		2.50%		37%

143,109	0.54%	(4)	0.64%	(4)	2.68%	(4)	2.58%	(4)	36%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Equity Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks a high level of current income consistent with growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.70% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.55%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $47,934.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $23,553,442 and $34,377,084, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The

Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

13

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees

14

recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the

Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would

15

be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

16

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the

17

1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board

18

noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11739

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Select Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Select Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 98.4%

Aerospace & Defense – 1.9%

HEICO Corp., Class A	12,516	$2,221,840

Howmet Aerospace, Inc.	19,080	1,481,181

		3,703,021
Automobile Components – 0.7%

Adient PLC(1)	10,966	270,970

Autoliv, Inc.	11,371	1,216,583

		1,487,553
Automobiles – 0.4%

Harley-Davidson, Inc.	24,982	837,896

		837,896
Banks – 5.3%

Associated Banc-Corp	48,961	1,035,525

Axos Financial, Inc.(1)	5,990	342,329

Bancorp, Inc.(1)	107,868	4,073,096

East West Bancorp, Inc.	23,178	1,697,325

Pathward Financial, Inc.	16,393	927,352

Piraeus Financial Holdings SA (Greece)(1)	102,915	375,580

Popular, Inc.	25,221	2,230,293

		10,681,500
Beverages – 0.8%

Boston Beer Co., Inc., Class A(1)	951	290,102

Celsius Holdings, Inc.(1)	10,387	592,994

Coca-Cola Consolidated, Inc.	748	811,580

		1,694,676
Biotechnology – 1.0%

Sarepta Therapeutics, Inc.(1)	6,500	1,027,000

United Therapeutics Corp.(1)	2,750	876,013

		1,903,013
Broadline Retail – 0.6%

Ollie’s Bargain Outlet Holdings, Inc.(1)	13,232	1,298,985

		1,298,985
Building Products – 2.7%

Carlisle Cos., Inc.	7,216	2,923,996

Fortune Brands Innovations, Inc.	10,200	662,388

Owens Corning	5,050	877,286

Simpson Manufacturing Co., Inc.	2,210	372,451

Trex Co., Inc.(1)	8,910	660,409

		5,496,530
Capital Markets – 3.2%

AllianceBernstein Holding LP	31,451	1,062,729

Blue Owl Capital, Inc.	93,518	1,659,944

Bridge Investment Group Holdings, Inc., Class A	31,964	237,173

Interactive Brokers Group, Inc., Class A	14,341	1,758,207

Palmer Square Capital BDC, Inc.	29,747	480,711

Patria Investments Ltd., Class A	92,443	1,114,863

		6,313,627
Chemicals – 2.1%

Celanese Corp.	4,698	633,713

June 30, 2024 (unaudited)	Shares	Value
Chemicals (continued)

OCI NV (Netherlands)	30,076	$734,019

RPM International, Inc.	14,413	1,551,992

Westlake Corp.	9,050	1,310,621

		4,230,345
Commercial Services & Supplies – 1.0%

Brink’s Co.	19,246	1,970,790

		1,970,790
Communications Equipment – 1.0%

Ciena Corp.(1)	18,000	867,240

Lumentum Holdings, Inc.(1)	20,900	1,064,228

		1,931,468
Construction & Engineering – 1.2%

EMCOR Group, Inc.	1,160	423,493

MDU Resources Group, Inc.	16,854	423,035

WillScot Mobile Mini Holdings Corp.(1)	41,675	1,568,647

		2,415,175
Construction Materials – 0.9%

Eagle Materials, Inc.	8,068	1,754,467

		1,754,467
Consumer Finance – 0.7%

NerdWallet, Inc., Class A(1)	57,356	837,398

OneMain Holdings, Inc.	12,555	608,792

		1,446,190
Consumer Staples Distribution & Retail – 2.9%

BJ’s Wholesale Club Holdings, Inc.(1)	14,431	1,267,619

Casey’s General Stores, Inc.	2,880	1,098,893

Grocery Outlet Holding Corp.(1)	12,225	270,417

Performance Food Group Co.(1)	23,626	1,561,915

Sprouts Farmers Market, Inc.(1)	5,918	495,100

U.S. Foods Holding Corp.(1)	18,937	1,003,282

		5,697,226
Containers & Packaging – 0.8%

AptarGroup, Inc.	12,033	1,694,367

		1,694,367
Diversified Consumer Services – 0.9%

Service Corp. International	26,215	1,864,673

		1,864,673
Diversified Telecommunication Services – 0.3%

Frontier Communications Parent, Inc.(1)	16,813	440,164

Iridium Communications, Inc.	7,959	211,869

		652,033
Electric Utilities – 0.7%

Pinnacle West Capital Corp.	4,028	307,659

PNM Resources, Inc.	10,761	397,726

Portland General Electric Co.	14,286	617,727

		1,323,112
Electrical Equipment – 1.5%

Acuity Brands, Inc.	1,700	410,448

nVent Electric PLC	19,160	1,467,848

Regal Rexnord Corp.	8,092	1,094,200

		2,972,496

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – 1.0%

Avnet, Inc.	14,811	$762,619

Cognex Corp.	4,849	226,739

Coherent Corp.(1)	8,200	594,172

Jabil, Inc.	4,300	467,797

		2,051,327
Energy Equipment & Services – 1.8%

Liberty Energy, Inc.	44,688	933,532

Valaris Ltd.(1)	8,111	604,270

Weatherford International PLC(1)	16,392	2,007,200

		3,545,002
Entertainment – 0.4%

Liberty Media Corp.-Liberty Formula One, Class C(1)	2,102	151,008

TKO Group Holdings, Inc.	5,402	583,362

		734,370
Financial Services – 3.4%

AvidXchange Holdings, Inc.(1)	58,616	706,909

Cannae Holdings, Inc.	15,158	274,966

Essent Group Ltd.	23,464	1,318,442

Flywire Corp.(1)	42,856	702,410

Repay Holdings Corp.(1)	73,838	779,729

Shift4 Payments, Inc., Class A(1)	5,472	401,371

UWM Holdings Corp.	83,522	578,808

Voya Financial, Inc.	12,132	863,192

WEX, Inc.(1)	6,473	1,146,627

		6,772,454
Food Products – 0.8%

Darling Ingredients, Inc.(1)	10,341	380,032

Lamb Weston Holdings, Inc.	3,342	280,995

Lancaster Colony Corp.	2,034	384,365

Post Holdings, Inc.(1)	3,915	407,787

TreeHouse Foods, Inc.(1)	5,955	218,191

		1,671,370
Gas Utilities – 0.9%

National Fuel Gas Co.	7,876	426,801

Southwest Gas Holdings, Inc.	11,813	831,399

UGI Corp.	23,418	536,272

		1,794,472
Ground Transportation – 2.2%

Landstar System, Inc.	10,838	1,999,394

XPO, Inc.(1)	22,801	2,420,326

		4,419,720
Health Care Equipment & Supplies – 2.1%

Glaukos Corp.(1)	7,200	852,120

Inspire Medical Systems, Inc.(1)	3,900	521,937

Masimo Corp.(1)	8,700	1,095,678

Penumbra, Inc.(1)	7,200	1,295,784

Tandem Diabetes Care, Inc.(1)	11,800	475,422

		4,240,941
Health Care Providers & Services – 3.0%

Acadia Healthcare Co., Inc.(1)	14,700	992,838

June 30, 2024 (unaudited)	Shares	Value
Health Care Providers & Services (continued)

agilon health, Inc.(1)	76,500	$500,310

Alignment Healthcare, Inc.(1)	109,000	852,380

BrightSpring Health Services, Inc.(1)	38,900	441,904

Chemed Corp.	2,750	1,492,095

Molina Healthcare, Inc.(1)	2,000	594,600

Privia Health Group, Inc.(1)	34,000	590,920

Surgery Partners, Inc.(1)	26,200	623,298

		6,088,345
Health Care REITs – 0.8%

Ventas, Inc.	29,503	1,512,324

		1,512,324
Health Care Technology – 0.2%

Evolent Health, Inc., Class A(1)	20,200	386,224

		386,224
Hotel & Resort REITs – 0.1%

Ryman Hospitality Properties, Inc.	2,430	242,660

		242,660
Hotels, Restaurants & Leisure – 3.1%

Aramark	52,041	1,770,435

Brinker International, Inc.(1)	12,001	868,752

Caesars Entertainment, Inc.(1)	17,645	701,212

Churchill Downs, Inc.	11,918	1,663,753

Domino’s Pizza, Inc.	1,412	729,058

Dutch Bros, Inc., Class A(1)	11,088	459,043

		6,192,253
Household Durables – 1.3%

PulteGroup, Inc.	761	83,786

Taylor Morrison Home Corp.(1)	14,537	805,931

Tempur Sealy International, Inc.	25,911	1,226,627

TopBuild Corp.(1)	1,331	512,794

		2,629,138
Independent Power and Renewable Electricity Producers – 0.8%

Ormat Technologies, Inc.	1,551	111,207

Talen Energy Corp.(1)	3,600	399,672

Vistra Corp.	12,822	1,102,435

		1,613,314
Industrial REITs – 1.3%

EastGroup Properties, Inc.	8,320	1,415,232

Terreno Realty Corp.	18,590	1,100,156

		2,515,388
Insurance – 3.6%

American Financial Group, Inc.	9,908	1,218,882

Baldwin Insurance Group, Inc., Class A(1)	69,454	2,463,534

Primerica, Inc.	6,583	1,557,406

Reinsurance Group of America, Inc.	3,877	795,832

Unum Group	22,919	1,171,390

		7,207,044
Interactive Media & Services – 0.2%

IAC, Inc.(1)	2,075	97,214

Ziff Davis, Inc.(1)	2,388	131,459

ZoomInfo Technologies, Inc.(1)	16,608	212,084

		440,757

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
IT Services – 1.7%

Akamai Technologies, Inc.(1)	5,289	$476,433

EPAM Systems, Inc.(1)	5,000	940,550

Okta, Inc.(1)	9,900	926,739

Twilio, Inc., Class A(1)	17,100	971,451

		3,315,173
Life Sciences Tools & Services – 1.1%

10X Genomics, Inc., Class A(1)	18,500	359,825

Bruker Corp.	16,650	1,062,437

Repligen Corp.(1)	6,300	794,178

		2,216,440
Machinery – 5.0%

Allison Transmission Holdings, Inc.	9,626	730,613

Chart Industries, Inc.(1)	5,120	739,021

Crane Co.	11,800	1,710,764

Dover Corp.	5,350	965,408

Esab Corp.	20,210	1,908,430

Flowserve Corp.	38,945	1,873,254

ITT, Inc.	15,611	2,016,629

		9,944,119
Marine Transportation – 1.1%

Kirby Corp.(1)	17,642	2,112,277

		2,112,277
Media – 0.5%

New York Times Co., Class A	10,857	555,987

Nexstar Media Group, Inc.	3,148	522,599

		1,078,586
Metals & Mining – 2.3%

Alcoa Corp.	7,808	310,602

Cleveland-Cliffs, Inc.(1)	57,402	883,417

Lundin Mining Corp. (Canada)	117,109	1,303,732

Reliance, Inc.	7,244	2,068,886

		4,566,637
Office REITs – 0.7%

Douglas Emmett, Inc.	18,060	240,379

Postal Realty Trust, Inc., Class A	86,568	1,153,951

		1,394,330
Oil, Gas & Consumable Fuels – 3.8%

Chesapeake Energy Corp.	16,435	1,350,793

Chord Energy Corp.	8,386	1,406,164

HF Sinclair Corp.	23,360	1,246,022

Northern Oil & Gas, Inc.	25,071	931,889

Permian Resources Corp.	89,938	1,452,499

Targa Resources Corp.	9,093	1,170,997

		7,558,364
Paper & Forest Products – 0.6%

Louisiana-Pacific Corp.	15,034	1,237,749

		1,237,749
Personal Care Products – 0.5%

BellRing Brands, Inc.(1)	6,476	370,039

e.l.f. Beauty, Inc.(1)	3,407	717,923

		1,087,962

June 30, 2024 (unaudited)	Shares	Value
Professional Services – 2.6%

CACI International, Inc., Class A(1)	5,960	$2,563,575

Dayforce, Inc.(1)	1,646	81,642

KBR, Inc.	40,240	2,580,993

		5,226,210
Real Estate Management & Development – 0.6%

Jones Lang LaSalle, Inc.(1)	5,910	1,213,205

		1,213,205
Residential REITs – 1.3%

American Homes 4 Rent, Class A	14,620	543,279

Equity LifeStyle Properties, Inc.	24,197	1,575,951

Essex Property Trust, Inc.	1,740	473,628

		2,592,858
Retail REITs – 1.1%

NETSTREIT Corp.	48,240	776,664

SITE Centers Corp.	68,894	998,963

Tanger, Inc.	13,460	364,901

		2,140,528
Semiconductors & Semiconductor Equipment – 1.3%

Cirrus Logic, Inc.(1)	8,800	1,123,408

Lattice Semiconductor Corp.(1)	20,700	1,200,393

SolarEdge Technologies, Inc.(1)	10,420	263,209

		2,587,010
Software – 4.6%

BILL Holdings, Inc.(1)	13,200	694,584

Blackbaud, Inc.(1)	9,437	718,816

BlackLine, Inc.(1)	18,100	876,945

Dynatrace, Inc.(1)	32,200	1,440,628

Elastic NV(1)	7,328	834,733

Five9, Inc.(1)	23,500	1,036,350

Gen Digital, Inc.	30,603	764,463

Pagaya Technologies Ltd., Class A(1)	38,367	489,563

PTC, Inc.(1)	2,126	386,230

Tenable Holdings, Inc.(1)	23,073	1,005,521

Workiva, Inc.(1)	12,421	906,609

		9,154,442
Specialized REITs – 1.6%

CubeSmart	26,239	1,185,216

Four Corners Property Trust, Inc.	43,310	1,068,458

Lamar Advertising Co., Class A	7,950	950,263

		3,203,937
Specialty Retail – 5.0%

Aritzia, Inc. (Canada)(1)	23,336	660,480

Burlington Stores, Inc.(1)	6,674	1,601,760

Dick’s Sporting Goods, Inc.	6,139	1,318,964

Five Below, Inc.(1)	8,239	897,804

Floor & Decor Holdings, Inc., Class A(1)	10,833	1,076,909

JD Sports Fashion PLC (United Kingdom)	507,826	760,073

Valvoline, Inc.(1)	40,330	1,742,256

Williams-Sonoma, Inc.	6,590	1,860,818

		9,919,064

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – 2.3%

Crocs, Inc.(1)	9,704	$1,416,202

PVH Corp.	16,240	1,719,329

Tapestry, Inc.	33,309	1,425,292

		4,560,823
Trading Companies & Distributors – 2.9%

Air Lease Corp.	25,820	1,227,224

Core & Main, Inc., Class A(1)	19,450	951,883

Watsco, Inc.	3,450	1,598,178

WESCO International, Inc.	12,359	1,959,149

		5,736,434
Water Utilities – 0.2%

Essential Utilities, Inc.	9,615	358,928

		358,928

Total Common Stocks (Cost $171,286,535)		196,631,322

	Principal Amount	Value
U.S. Treasury Bills – 0.1%

U.S. Treasury Bills
5.368% due 9/26/2024(2)	$60,000	59,243

June 30, 2024 (unaudited)	Principal Amount	Value
U.S. Treasury Bills (continued)
5.389% due 9/19/2024(2)	$50,000	$49,421

Total U.S. Treasury Bills (Cost $108,664)		108,664
Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $2,271,256, due 7/1/2024(3)	2,270,953	2,270,953

Total Repurchase Agreements (Cost $2,270,953)		2,270,953

Total Investments – 99.6% (Cost $173,666,152)		199,010,939

Assets in excess of other liabilities – 0.4%		811,213

Total Net Assets – 100.0%		$199,822,152

(1)	Non–income–producing security.
(2)	Interest rate shown reflects the discount rate at time of purchase.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$2,303,300	$2,316,523

Open futures contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
S&P Midcap 400 E-Mini	September 2024	2	Long	$595,909	$591,620	$(4,289)

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$194,761,650	$1,869,672	*	$—	$196,631,322
U.S. Treasury Bills	—	108,664		—	108,664
Repurchase Agreements	—	2,270,953		—	2,270,953
Total	$194,761,650	$4,249,289		$—	$199,010,939
Other Financial Instruments
Futures Contracts
Liabilities	$(4,289)	$—		$—	$(4,289)
Total	$(4,289)	$—		$—	$(4,289)

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$199,010,939

Receivable for investments sold	3,919,476

Dividends/interest receivable	171,526

Cash deposits with brokers for futures contracts	30,200

Foreign tax reclaims receivable	4,241

Prepaid expenses	2,643

Total Assets	203,139,025

Liabilities

Payable for investments purchased	2,884,998

Payable for fund shares redeemed	217,550

Investment advisory fees payable	88,043

Distribution fees payable	41,530

Payable for variation margin on futures contracts	27,348

Accrued custodian and accounting fees	12,999

Accrued audit fees	10,565

Accrued trustees’ and officers’ fees	2,377

Foreign currency overdraft	139

Accrued expenses and other liabilities	31,324

Total Liabilities	3,316,873

Total Net Assets	$199,822,152

Net Assets Consist of:

Paid-in capital	$191,341,951

Distributable earnings	8,480,201

Total Net Assets	$199,822,152

Investments, at Cost	$173,666,152

Foreign Currency Overdraft, at Cost	$139

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	19,006,567

Net Asset Value Per Share	$10.51

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,459,934

Interest	19,292

Withholding taxes on foreign dividends	(7,878)

Total Investment Income	1,471,348

Expenses

Investment advisory fees	566,429

Distribution fees	267,183

Custodian and accounting fees	41,026

Professional fees	40,073

Trustees’ and officers’ fees	32,649

Administrative fees	23,709

Transfer agent fees	7,770

Shareholder reports	3,591

Other expenses	6,053

Total Expenses	988,483

Less: Fees waived	(37,813)

Total Expenses, Net	950,670

Net Investment Income/(Loss)	520,678

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	6,859,665

Net realized gain/(loss) from futures contracts	18,403

Net realized gain/(loss) from foreign currency transactions	655

Net change in unrealized appreciation/(depreciation) on investments	2,438,017

Net change in unrealized appreciation/(depreciation) on futures contracts	(9,055)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(172)

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	9,307,513

Net Increase in Net Assets Resulting From Operations	$9,828,191

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$520,678	$1,383,827

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	6,878,723	(18,729,928)

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	2,428,790	51,553,842

Net Increase in Net Assets Resulting from Operations	9,828,191	34,207,741

Capital Share Transactions

Proceeds from sales of shares	212,850	21,125,875

Cost of shares redeemed	(34,141,897)	(49,509,215)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(33,929,047)	(28,383,340)

Net Increase/(Decrease) in Net Assets	(24,100,856)	5,824,401

Net Assets

Beginning of period	223,923,008	218,098,607

End of period	$199,822,152	$223,923,008

Other Information:

Shares

Sold	20,569	2,373,254

Redeemed	(3,281,328)	(5,313,857)

Net Decrease	(3,260,759)	(2,940,603)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$10.06	$0.03	$0.42	$0.45	$10.51	4.47%	(4)

Year Ended 12/31/23	8.65	0.06	1.35	1.41	10.06	16.30%

Year Ended 12/31/22	10.08	0.06	(1.49)	(1.43)	8.65	(14.19)%

Period Ended 12/31/21(5)	10.00	0.02	0.06	0.08	10.08	0.80%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$199,822	0.89%	(4)	0.92%	(4)	0.49%	(4)	0.46%	(4)	22%	(4)

223,923	0.87%		0.92%		0.64%		0.59%		56%

218,099	0.87%		0.90%		0.69%		0.66%		74%

261,849	0.82%	(4)	0.90%	(4)	0.96%	(4)	0.88%	(4)	93%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Select Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.53% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.06% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.87%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $37,813.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $267,183 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $47,684,287 and $81,329,265, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into equity futures contracts for the six months ended June 30, 2024 to equitize cash and keep the Fund fully invested. Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with the changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Liability Derivatives
Futures Contracts[1]	$(4,289)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$18,403

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(9,055)

Average Number of Notional Amounts
Futures Contracts[3]	2

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

16

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

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The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•

The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s

18

performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

19

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s

20

short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11408

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Small-Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small-Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 97.8%

Aerospace & Defense – 1.9%

Melrose Industries PLC (United Kingdom)	705,367	$4,926,049

		4,926,049
Automobile Components – 1.2%

Gentherm, Inc.(1)	63,312	3,122,548

		3,122,548
Banks – 5.2%

Ameris Bancorp	46,759	2,354,316

Pinnacle Financial Partners, Inc.	39,101	3,129,644

Prosperity Bancshares, Inc.	36,407	2,225,924

Webster Financial Corp.	76,285	3,325,263

Wintrust Financial Corp.	22,748	2,242,043

		13,277,190
Biotechnology – 0.0%

Sage Therapeutics, Inc.(1)	11,117	120,731

		120,731
Building Products – 4.1%

AAON, Inc.	40,836	3,562,533

AZEK Co., Inc.(1)	60,635	2,554,552

Carlisle Cos., Inc.	10,819	4,383,967

		10,501,052
Capital Markets – 2.4%

Cboe Global Markets, Inc.	16,015	2,723,511

Raymond James Financial, Inc.	27,121	3,352,427

		6,075,938
Chemicals – 4.9%

Ashland, Inc.	57,531	5,436,104

Olin Corp.	81,382	3,837,161

Westlake Corp.	23,118	3,347,949

		12,621,214
Commercial Services & Supplies – 1.9%

Republic Services, Inc.	13,091	2,544,105

Stericycle, Inc.(1)	41,029	2,385,016

		4,929,121
Construction & Engineering – 1.2%

API Group Corp.(1)	82,752	3,113,958

		3,113,958
Containers & Packaging – 1.2%

Crown Holdings, Inc.	42,210	3,140,002

		3,140,002
Distributors – 1.3%

LKQ Corp.	78,123	3,249,136

		3,249,136
Diversified Consumer Services – 1.1%

Service Corp. International	38,833	2,762,191

		2,762,191
Electrical Equipment – 3.8%

Atkore, Inc.	37,213	5,021,150

Regal Rexnord Corp.	34,877	4,716,068

		9,737,218

June 30, 2024 (unaudited)	Shares	Value

Electronic Equipment, Instruments & Components – 3.6%

Littelfuse, Inc.	15,802	$4,038,833

Teledyne Technologies, Inc.(1)	13,497	5,236,566

		9,275,399
Financial Services – 1.4%

Essent Group Ltd.	65,036	3,654,373

		3,654,373
Food Products – 1.2%

Nomad Foods Ltd.	192,133	3,166,352

		3,166,352
Health Care Equipment & Supplies – 4.3%

Haemonetics Corp.(1)	39,974	3,307,049

Integer Holdings Corp.(1)	29,499	3,415,689

LivaNova PLC(1)	78,735	4,316,253

		11,038,991
Health Care Providers & Services – 3.0%

HealthEquity, Inc.(1)	52,687	4,541,619

Humana, Inc.	8,370	3,127,451

		7,669,070
Health Care Technology – 0.3%

Schrodinger, Inc.(1)	36,128	698,715

		698,715
Hotels, Restaurants & Leisure – 1.3%

Planet Fitness, Inc., Class A(1)	45,636	3,358,353

		3,358,353
Household Durables – 1.3%

Mohawk Industries, Inc.(1)	28,396	3,225,502

		3,225,502
Household Products – 1.4%

Church & Dwight Co., Inc.	35,855	3,717,446

		3,717,446
Industrial REITs – 1.7%

Terreno Realty Corp.	72,275	4,277,234

		4,277,234
Insurance – 6.5%

Arch Capital Group Ltd.(1)	43,090	4,347,350

Axis Capital Holdings Ltd.	58,534	4,135,427

Bowhead Specialty Holdings, Inc.(1)	26,440	669,990

First American Financial Corp.	65,952	3,558,110

Reinsurance Group of America, Inc.	19,327	3,967,253

		16,678,130
Interactive Media & Services – 0.7%

Bumble, Inc., Class A(1)	170,431	1,791,230

		1,791,230
IT Services – 1.8%

Okta, Inc.(1)	48,745	4,563,019

		4,563,019

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Life Sciences Tools & Services – 4.4%

Azenta, Inc.(1)	64,714	$3,405,251

Bio-Rad Laboratories, Inc., Class A(1)	15,983	4,365,117

Bruker Corp.	31,108	1,985,001

Sotera Health Co.(1)	125,238	1,486,575

		11,241,944
Machinery – 0.7%

Ingersoll Rand, Inc.	20,406	1,853,681

		1,853,681
Metals & Mining – 1.2%

Commercial Metals Co.	56,631	3,114,139

		3,114,139
Paper & Forest Products – 1.2%

Louisiana-Pacific Corp.	36,925	3,040,035

		3,040,035
Professional Services – 4.8%

CACI International, Inc., Class A(1)	6,156	2,647,880

Dun & Bradstreet Holdings, Inc.	317,846	2,943,254

TransUnion	42,574	3,157,288

WNS Holdings Ltd.(1)	68,918	3,618,195

		12,366,617
Residential REITs – 4.5%

American Homes 4 Rent, Class A	75,529	2,806,658

Mid-America Apartment Communities, Inc.	28,921	4,124,424

Sun Communities, Inc.	38,687	4,655,593

		11,586,675
Semiconductors & Semiconductor Equipment – 3.6%

Marvell Technology, Inc.	69,436	4,853,577

ON Semiconductor Corp.(1)	62,615	4,292,258

		9,145,835
Software – 9.0%

CCC Intelligent Solutions Holdings, Inc.(1)	294,147	3,267,973

Dynatrace, Inc.(1)	76,255	3,411,649

Instructure Holdings, Inc.(1)	150,891	3,532,359

PagerDuty, Inc.(1)	166,956	3,828,301

Q2 Holdings, Inc.(1)	59,616	3,596,633

Riskified Ltd., Class A(1)	185,331	1,184,265

Sprinklr, Inc., Class A(1)	214,652	2,064,952

SPS Commerce, Inc.(1)	11,943	2,247,195

		23,133,327

June 30, 2024 (unaudited)	Shares	Value
Specialized REITs – 2.6%

CubeSmart	61,404	$2,773,619

SBA Communications Corp.	20,195	3,964,278

		6,737,897
Specialty Retail – 4.8%

Burlington Stores, Inc.(1)	23,033	5,527,920

Leslie’s, Inc.(1)	606,038	2,539,299

National Vision Holdings, Inc.(1)	112,396	1,471,264

Revolve Group, Inc.(1)	169,437	2,695,743

		12,234,226
Trading Companies & Distributors – 2.3%

Air Lease Corp.	89,298	4,244,334

United Rentals, Inc.	2,437	1,576,081

		5,820,415

Total Common Stocks (Cost $238,973,350)		250,964,953
Exchange-Traded Funds – 1.5%

SPDR S&P Biotech ETF	41,981	3,892,059

Total Exchange-Traded Funds (Cost $3,794,580)		3,892,059

	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $1,997,969, due 7/1/2024(2)	$1,997,702	1,997,702

Total Repurchase Agreements (Cost $1,997,702)		1,997,702

Total Investments – 100.1% (Cost $244,765,632)		256,854,714

Liabilities in excess of other assets – (0.1)%		(377,244)

Total Net Assets – 100.0%		$256,477,470

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$2,026,100	$2,037,674

Legend:

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$246,038,904	$4,926,049	*	$—	$250,964,953
Exchange-Traded Funds	3,892,059	—		—	3,892,059
Repurchase Agreements	—	1,997,702		—	1,997,702
Total	$249,930,963	$6,923,751		$—	$256,854,714

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$256,854,714

Dividends/interest receivable	161,177

Foreign tax reclaims receivable	16,499

Prepaid expenses	3,415

Total Assets	257,035,805

Liabilities

Payable for fund shares redeemed	316,802

Investment advisory fees payable	136,351

Distribution fees payable	53,398

Accrued audit fees	12,095

Accrued custodian and accounting fees	5,268

Accrued trustees’ and officers’ fees	3,526

Accrued expenses and other liabilities	30,895

Total Liabilities	558,335

Total Net Assets	$256,477,470

Net Assets Consist of:

Paid-in capital	$270,424,508

Distributable loss	(13,947,038)

Total Net Assets	$256,477,470

Investments, at Cost	$244,765,632

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	26,269,330

Net Asset Value Per Share	$9.76

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,339,152

Interest	20,085

Total Investment Income	1,359,237

Expenses

Investment advisory fees	874,153

Distribution fees	343,511

Professional fees	48,188

Trustees’ and officers’ fees	42,926

Administrative fees	27,973

Custodian and accounting fees	20,288

Transfer agent fees	7,981

Shareholder reports	3,682

Other expenses	7,805

Total Expenses	1,376,507

Less: Fees waived	(63,984)

Total Expenses, Net	1,312,523

Net Investment Income/(Loss)	46,714

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(1,450,406)

Net realized gain/(loss) from foreign currency transactions	255

Net change in unrealized appreciation/(depreciation) on investments	4,558,990

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(508)

Net Gain on Investments and Foreign Currency Transactions	3,108,331

Net Increase in Net Assets Resulting From Operations	$3,155,045

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$46,714	$199,996

Net realized gain/(loss) from investments and foreign currency transactions	(1,450,151)	(11,859,745)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	4,558,482	58,040,242

Net Increase in Net Assets Resulting from Operations	3,155,045	46,380,493

Capital Share Transactions

Proceeds from sales of shares	2,751,920	38,773,392

Cost of shares redeemed	(44,838,623)	(80,322,935)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(42,086,703)	(41,549,543)

Net Increase/(Decrease) in Net Assets	(38,931,658)	4,830,950

Net Assets

Beginning of period	295,409,128	290,578,178

End of period	$256,477,470	$295,409,128

Other Information:

Shares

Sold	282,859	4,547,992

Redeemed	(4,586,737)	(8,864,964)

Net Decrease	(4,303,878)	(4,316,972)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$9.66	$0.00	(4)	$0.10	$0.10	$9.76	1.04%	(5)

Year Ended 12/31/23	8.33	0.01		1.32	1.33	9.66	15.97%

Year Ended 12/31/22	10.09	(0.01)		(1.75)	(1.76)	8.33	(17.44)%

Period Ended 12/31/21(6)	10.00	(0.00	)(7)	0.09	0.09	10.09	0.90%	(5)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$256,477	0.96%	(5)	1.00%	(5)	0.03%	(5)	(0.01)%	(5)	23%	(5)

295,409	0.93%		0.99%		0.07%		0.01%		49%

290,578	0.93%		0.97%		(0.15)%		(0.19)%		39%

385,128	0.90%	(5)	0.98%	(5)	(0.12)%	(5)	(0.20)%	(5)	59%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $0.00 per share.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(6)	Commenced operations on October 25, 2021.

(7)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small-Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% of the first $200 million, and 0.60% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.07% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.93%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $63,984.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $343,511 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $62,237,250 and $101,171,494, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative

14

capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

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The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in

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the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

17

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

18

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11409

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Strategic Large Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Strategic Large Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 98.9%
Aerospace & Defense – 1.1%

L3Harris Technologies, Inc.	12,062	$2,708,884

		2,708,884
Banks – 2.2%

Bank of America Corp.	50,171	1,995,301

JPMorgan Chase & Co.	16,902	3,418,598

		5,413,899
Beverages – 1.5%

Coca-Cola Co.	56,667	3,606,855

		3,606,855
Biotechnology – 4.0%

AbbVie, Inc.	31,701	5,437,355

Gilead Sciences, Inc.	31,718	2,176,172

Vertex Pharmaceuticals, Inc.(1)	4,797	2,248,450

		9,861,977
Broadline Retail – 1.1%

Amazon.com, Inc.(1)	14,041	2,713,423

		2,713,423
Capital Markets – 1.8%

Cboe Global Markets, Inc.	10,321	1,755,189

MSCI, Inc.	2,033	979,398

S&P Global, Inc.	3,961	1,766,606

		4,501,193
Chemicals – 0.5%

Sherwin-Williams Co.	4,040	1,205,657

		1,205,657
Construction & Engineering – 0.6%

AECOM	15,915	1,402,748

		1,402,748
Consumer Staples Distribution & Retail – 1.7%

Koninklijke Ahold Delhaize NV, ADR	52,744	1,560,695

Walmart, Inc.	38,913	2,634,799

		4,195,494
Diversified Telecommunication Services – 0.5%

Verizon Communications, Inc.	29,932	1,234,396

		1,234,396
Electric Utilities – 2.6%

American Electric Power Co., Inc.	40,736	3,574,176

NextEra Energy, Inc.	39,064	2,766,122

		6,340,298
Electrical Equipment – 0.4%

Eaton Corp. PLC	3,331	1,044,435

		1,044,435
Entertainment – 1.0%

Electronic Arts, Inc.	18,278	2,546,674

		2,546,674
Financial Services – 4.5%

Fiserv, Inc.(1)	26,894	4,008,282

Mastercard, Inc., Class A	4,924	2,172,272

Visa, Inc., Class A	18,663	4,898,477

		11,079,031

June 30, 2024 (unaudited)	Shares	Value

Health Care Equipment & Supplies – 0.8%

Medtronic PLC	24,828	$1,954,212

		1,954,212

Health Care Providers & Services – 5.6%

Cencora, Inc.	5,839	1,315,527

Cigna Group	7,573	2,503,406

McKesson Corp.	7,307	4,267,580

UnitedHealth Group, Inc.	10,841	5,520,888

		13,607,401

Hotels, Restaurants & Leisure – 3.3%

Booking Holdings, Inc.	743	2,943,394

Compass Group PLC, ADR	98,481	2,728,909

Yum! Brands, Inc.	17,111	2,266,523

		7,938,826

Household Products – 1.8%

Colgate-Palmolive Co.	14,950	1,450,748

Procter & Gamble Co.	17,141	2,826,894

		4,277,642

Industrial REITs – 0.4%

First Industrial Realty Trust, Inc.	20,412	969,774

		969,774

Insurance – 5.2%

American Financial Group, Inc.	9,451	1,162,662

Everest Group Ltd.	7,420	2,827,168

Marsh & McLennan Cos., Inc.	15,687	3,305,565

Progressive Corp.	11,096	2,304,750

Reinsurance Group of America, Inc.	6,907	1,417,800

Willis Towers Watson PLC	6,543	1,715,182

		12,733,127

Interactive Media & Services – 6.8%

Alphabet, Inc., Class C	69,052	12,665,518

Meta Platforms, Inc., Class A	7,706	3,885,519

		16,551,037

IT Services – 2.2%

Amdocs Ltd.	35,413	2,794,794

VeriSign, Inc.(1)	13,822	2,457,552

		5,252,346

Life Sciences Tools & Services – 0.4%

Thermo Fisher Scientific, Inc.	1,548	856,044

		856,044

Media – 1.9%

Comcast Corp., Class A	75,210	2,945,224

New York Times Co., Class A	31,317	1,603,743

		4,548,967

Multi-Utilities – 0.8%

CenterPoint Energy, Inc.	61,118	1,893,436

		1,893,436

Oil, Gas & Consumable Fuels – 2.6%

Exxon Mobil Corp.	13,833	1,592,455

Shell PLC, ADR	65,719	4,743,597

		6,336,052

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Pharmaceuticals – 4.3%

Eli Lilly & Co.	4,621	$4,183,761

Merck & Co., Inc.	49,900	6,177,620

		10,361,381
Professional Services – 4.6%

Automatic Data Processing, Inc.	10,647	2,541,332

Experian PLC, ADR	49,128	2,291,330

Genpact Ltd.	61,927	1,993,430

Paychex, Inc.	18,626	2,208,299

RELX PLC, ADR	24,358	1,117,545

Verisk Analytics, Inc.	4,219	1,137,232

		11,289,168
Semiconductors & Semiconductor Equipment – 7.9%

Analog Devices, Inc.	10,007	2,284,198

Applied Materials, Inc.	10,279	2,425,741

Broadcom, Inc.	6,194	9,944,653

NVIDIA Corp.	37,559	4,640,039

		19,294,631
Software – 17.1%

Adobe, Inc.(1)	7,367	4,092,663

Dolby Laboratories, Inc., Class A	23,441	1,857,231

Gen Digital, Inc.	53,924	1,347,022

Intuit, Inc.	6,474	4,254,778

Microsoft Corp.	49,753	22,237,103

Nice Ltd., ADR(1)	4,420	760,107

Oracle Corp.	32,541	4,594,789

ServiceNow, Inc.(1)	3,202	2,518,917

		41,662,610
Specialized REITs – 0.6%

Public Storage	5,456	1,569,418

		1,569,418
Specialty Retail – 2.6%

AutoZone, Inc.(1)	1,491	4,419,473

O’Reilly Automotive, Inc.(1)	1,003	1,059,228

Ulta Beauty, Inc.(1)	2,536	978,567

		6,457,268

June 30, 2024 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 4.9%

Apple, Inc.	49,405	$10,405,681

NetApp, Inc.	11,553	1,488,027

		11,893,708
Tobacco – 1.6%

Philip Morris International, Inc.	37,698	3,819,938

		3,819,938

Total Common Stocks (Cost $184,221,293)		241,121,950

	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $1,339,322, due 7/1/2024(2)	$1,339,143	1,339,143

Total Repurchase Agreements (Cost $1,339,143)		1,339,143

Total Investments – 99.4% (Cost $185,560,436)		242,461,093

Assets in excess of other liabilities – 0.6%		1,351,743

Total Net Assets – 100.0%		$243,812,836

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$1,358,200	$1,365,980

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$241,121,950	$—	$—	$241,121,950
Repurchase Agreements	—	1,339,143	—	1,339,143
Total	$241,121,950	$1,339,143	$—	$242,461,093

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$242,461,093

Receivable for investments sold	1,676,585

Dividends/interest receivable	219,749

Foreign tax reclaims receivable	26,117

Receivable for fund shares subscribed	1,872

Reimbursement receivable from adviser	113

Prepaid expenses	3,264

Total Assets	244,388,793

Liabilities

Payable for fund shares redeemed	357,072

Investment advisory fees payable	108,414

Distribution fees payable	50,109

Accrued audit fees	14,298

Accrued custodian and accounting fees	9,470

Accrued trustees’ and officers’ fees	2,407

Accrued expenses and other liabilities	34,187

Total Liabilities	575,957

Total Net Assets	$243,812,836

Net Assets Consist of:

Paid-in capital	$190,539,039

Distributable earnings	53,273,797

Total Net Assets	$243,812,836

Investments, at Cost	$185,560,436

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	19,377,230

Net Asset Value Per Share	$12.58

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,897,662

Interest	38,316

Withholding taxes on foreign dividends	(3,525)

Total Investment Income	1,932,453

Expenses

Investment advisory fees	666,781

Distribution fees	308,527

Professional fees	43,378

Trustees’ and officers’ fees	36,837

Administrative fees	26,829

Custodian and accounting fees	18,717

Transfer agent fees	8,612

Shareholder reports	3,636

Other expenses	7,507

Total Expenses	1,120,824

Less: Fees waived	(55,729)

Total Expenses, Net	1,065,095

Net Investment Income/(Loss)	867,358

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	12,071,125

Net change in unrealized appreciation/(depreciation) on investments	17,214,416

Net Gain on Investments	29,285,541

Net Increase in Net Assets Resulting From Operations	$30,152,899

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$867,358	$2,078,263

Net realized gain/(loss) from investments	12,071,125	(1,373,034)

Net change in unrealized appreciation/(depreciation) on investments	17,214,416	47,776,944

Net Increase in Net Assets Resulting from Operations	30,152,899	48,482,173

Capital Share Transactions

Proceeds from sales of shares	3,576,799	8,434,161

Cost of shares redeemed	(41,795,116)	(75,498,612)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(38,218,317)	(67,064,451)

Net Decrease in Net Assets	(8,065,418)	(18,582,278)

Net Assets

Beginning of period	251,878,254	270,460,532

End of period	$243,812,836	$251,878,254

Other Information:

Shares

Sold	303,191	880,403

Redeemed	(3,514,566)	(7,451,550)

Net Decrease	(3,211,375)	(6,571,147)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$11.15	$0.04	$1.39	$1.43	$12.58	12.83%	(4)

Year Ended 12/31/23	9.28	0.08	1.79	1.87	11.15	20.15%

Year Ended 12/31/22	10.32	0.08	(1.12)	(1.04)	9.28	(10.08)%

Period Ended 12/31/21(5)	10.00	0.01	0.31	0.32	10.32	3.20%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$243,813	0.86%	(4)	0.91%	(4)	0.71%	(4)	0.66%	(4)	18%	(4)

251,878	0.84%		0.90%		0.78%		0.72%		38%

270,461	0.84%		0.87%		0.80%		0.77%		45%

372,001	0.81%	(4)	0.89%	(4)	0.82%	(4)	0.74%	(4)	80%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Strategic Large Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/

discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% of the first $200 million, and 0.50% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.91% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.84%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $55,729.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $308,527 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $42,996,965 and $77,408,450, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

13

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

14

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

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The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in

16

the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

17

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

18

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11410

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 99.6%

Aerospace & Defense – 2.2%

General Dynamics Corp.	13,476	$3,909,927

RTX Corp.	32,306	3,243,199

		7,153,126
Banks – 3.8%

Bank of America Corp.	111,340	4,427,992

JPMorgan Chase & Co.	39,087	7,905,736

		12,333,728
Beverages – 1.5%

Constellation Brands, Inc., Class A	12,276	3,158,369

Monster Beverage Corp.(1)	34,459	1,721,227

		4,879,596
Biotechnology – 1.8%

Regeneron Pharmaceuticals, Inc.(1)	2,632	2,766,311

Vertex Pharmaceuticals, Inc.(1)	6,346	2,974,497

		5,740,808
Broadline Retail – 5.1%

Amazon.com, Inc.(1)	84,624	16,353,588

		16,353,588
Building Products – 0.6%

Builders FirstSource, Inc.(1)	13,088	1,811,510

		1,811,510
Capital Markets – 2.3%

Charles Schwab Corp.	45,610	3,361,001

Morgan Stanley	42,691	4,149,138

		7,510,139
Chemicals – 0.9%

Sherwin-Williams Co.	10,112	3,017,724

		3,017,724
Consumer Finance – 1.2%

American Express Co.	16,750	3,878,462

		3,878,462
Electric Utilities – 1.7%

Duke Energy Corp.	31,171	3,124,269

PG&E Corp.	126,853	2,214,854

		5,339,123
Electrical Equipment – 2.2%

AMETEK, Inc.	15,777	2,630,184

Emerson Electric Co.	20,051	2,208,818

GE Vernova, Inc.(1)	13,562	2,326,018

		7,165,020
Electronic Equipment, Instruments & Components – 0.8%

CDW Corp.	11,989	2,683,618

		2,683,618
Entertainment – 1.7%

Netflix, Inc.(1)	7,955	5,368,670

		5,368,670
Financial Services – 1.8%

Mastercard, Inc., Class A	12,809	5,650,818

		5,650,818

June 30, 2024 (unaudited)	Shares	Value
Gas Utilities – 0.7%

Atmos Energy Corp.	18,620	$2,172,023

		2,172,023
Ground Transportation – 1.2%

Uber Technologies, Inc.(1)	52,317	3,802,400

		3,802,400
Health Care Equipment & Supplies – 2.9%

Abbott Laboratories	32,887	3,417,288

Boston Scientific Corp.(1)	57,040	4,392,651

Edwards Lifesciences Corp.(1)	17,920	1,655,270

		9,465,209
Health Care Providers & Services – 1.8%

UnitedHealth Group, Inc.	11,456	5,834,083

		5,834,083
Health Care REITs – 0.9%

Welltower, Inc.	28,920	3,014,910

		3,014,910
Hotels, Restaurants & Leisure – 2.2%

Marriott International, Inc., Class A	15,131	3,658,222

McDonald’s Corp.	10,585	2,697,481

Viking Holdings Ltd.(1)	21,093	715,897

		7,071,600
Household Products – 2.0%

Procter & Gamble Co.	38,411	6,334,742

		6,334,742
Insurance – 3.1%

Arch Capital Group Ltd.(1)	26,731	2,696,891

Chubb Ltd.	11,252	2,870,160

Progressive Corp.	21,359	4,436,478

		10,003,529
Interactive Media & Services – 8.0%

Alphabet, Inc., Class A	83,171	15,149,598

Alphabet, Inc., Class C	4,363	800,261

Meta Platforms, Inc., Class A	19,813	9,990,111

		25,939,970
IT Services – 0.8%

Accenture PLC, Class A	9,051	2,746,164

		2,746,164
Life Sciences Tools & Services – 2.1%

Danaher Corp.	13,603	3,398,709

Thermo Fisher Scientific, Inc.	5,927	3,277,631

		6,676,340
Machinery – 3.0%

Deere & Co.	7,190	2,686,400

Illinois Tool Works, Inc.	8,453	2,003,023

Nordson Corp.	8,426	1,954,326

Parker-Hannifin Corp.	5,927	2,997,936

		9,641,685
Metals & Mining – 0.6%

Freeport-McMoRan, Inc.	41,821	2,032,501

		2,032,501

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels – 3.4%

Chesapeake Energy Corp.	17,701	$1,454,845

ConocoPhillips	20,400	2,333,352

Diamondback Energy, Inc.	10,934	2,188,878

EOG Resources, Inc.	24,739	3,113,898

Phillips 66	12,971	1,831,116

		10,922,089
Personal Care Products – 0.9%

Estee Lauder Cos., Inc., Class A	26,982	2,870,885

		2,870,885
Pharmaceuticals – 3.9%

Eli Lilly & Co.	9,163	8,295,997

Merck & Co., Inc.	35,546	4,400,595

		12,696,592
Semiconductors & Semiconductor Equipment – 12.1%

Broadcom, Inc.	5,064	8,130,404

KLA Corp.	5,326	4,391,340

NVIDIA Corp.	184,755	22,824,633

Texas Instruments, Inc.	18,466	3,592,191

		38,938,568
Software – 11.2%

Intuit, Inc.	5,391	3,543,019

Microsoft Corp.	54,775	24,481,686

PTC, Inc.(1)	13,575	2,466,170

Salesforce, Inc.	12,976	3,336,130

Workday, Inc., Class A(1)	10,477	2,342,238

		36,169,243
Specialized REITs – 0.6%

Equinix, Inc.	2,775	2,099,565

		2,099,565
Specialty Retail – 2.1%

AutoZone, Inc.(1)	1,116	3,307,936

TJX Cos., Inc.	31,754	3,496,115

		6,804,051

June 30, 2024 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 7.4%

Apple, Inc.	113,116	$23,824,492

		23,824,492
Textiles, Apparel & Luxury Goods – 1.1%

Lululemon Athletica, Inc.(1)	5,710	1,705,577

NIKE, Inc., Class B	24,364	1,836,315

		3,541,892

Total Common Stocks (Cost $236,910,561)		321,488,463

	Principal Amount	Value
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $765,610, due 7/1/2024(2)	$765,508	765,508

Total Repurchase Agreements (Cost $765,508)		765,508

Total Investments – 99.9% (Cost $237,676,069)		322,253,971

Assets in excess of other liabilities – 0.1%		454,265

Total Net Assets – 100.0%		$322,708,236

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$776,400	$780,845

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$321,488,463	$—	$—	$321,488,463
Repurchase Agreements	—	765,508	—	765,508
Total	$321,488,463	$765,508	$—	$322,253,971

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$322,253,971

Receivable for investments sold	1,326,664

Dividends/interest receivable	75,635

Prepaid expenses	4,322

Total Assets	323,660,592

Liabilities

Payable for fund shares redeemed	436,450

Payable for investments purchased	260,685

Investment advisory fees payable	125,531

Distribution fees payable	66,505

Accrued audit fees	14,298

Accrued trustees’ and officers’ fees	3,357

Accrued custodian and accounting fees	1,958

Accrued expenses and other liabilities	43,572

Total Liabilities	952,356

Total Net Assets	$322,708,236

Net Assets Consist of:

Paid-in capital	$242,284,507

Distributable earnings	80,423,729

Total Net Assets	$322,708,236

Investments, at Cost	$237,676,069

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	12,864,860

Net Asset Value Per Share	$25.08

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,771,477

Interest	11,152

Total Investment Income	1,782,629

Expenses

Investment advisory fees	779,468

Distribution fees	415,685

Professional fees	53,948

Trustees’ and officers’ fees	50,225

Administrative fees	32,644

Custodian and accounting fees	18,895

Transfer agent fees	8,392

Shareholder reports	4,301

Other expenses	9,923

Total Expenses	1,373,481

Expenses recouped by adviser	30,234

Total Expenses, Net	1,403,715

Net Investment Income/(Loss)	378,914

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	14,048,040

Net change in unrealized appreciation/(depreciation) on investments	38,496,639

Net Gain on Investments	52,544,679

Net Increase in Net Assets Resulting From Operations	$52,923,593

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$378,914	$2,087,085

Net realized gain/(loss) from investments	14,048,040	(12,965,398)

Net change in unrealized appreciation/(depreciation) on investments	38,496,639	87,416,843

Net Increase in Net Assets Resulting from Operations	52,923,593	76,538,530

Capital Share Transactions

Proceeds from sales of shares	118,730	6,134,830

Cost of shares redeemed	(73,342,324)	(93,566,372)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(73,223,594)	(87,431,542)

Net Decrease in Net Assets	(20,300,001)	(10,893,012)

Net Assets

Beginning of period	343,008,237	353,901,249

End of period	$322,708,236	$343,008,237

Other Information:

Shares

Sold	5,227	331,565

Redeemed	(3,145,537)	(4,849,601)

Net Decrease	(3,140,310)	(4,518,036)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$21.43	$0.03		$3.62	$3.65	$25.08	17.03%	(4)

Year Ended 12/31/23	17.24	0.11		4.08	4.19	21.43	24.30%

Year Ended 12/31/22	21.86	0.12		(4.74)	(4.62)	17.24	(21.13)%

Year Ended 12/31/21	17.06	0.11		4.69	4.80	21.86	28.14%

Year Ended 12/31/20	14.31	0.20	(6)	2.55	2.75	17.06	19.22%

Year Ended 12/31/19	11.26	0.14		2.91	3.05	14.31	27.09%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$322,708	0.84%	(4)	0.84%	(4)	0.23%	(4)	0.23%	(4)	15%	(4)

343,008	0.84%		0.84%		0.59%		0.59%		28%

353,901	0.84%		0.84%		0.68%		0.68%		24%

321,218	0.86%		0.91%		0.53%		0.48%		274%	(5)

12,432	0.96%		2.08%		1.36%	(6)	0.24%	(6)	61%

11,852	0.96%		2.30%		1.08%		(0.26)%		117%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the fund.

(6)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.11, the Net Ratio of Net Investment Income to Average Net Assets would have been 0.76%, and the Gross Ratio of Net Investment Income/(Loss) to Average Net Assets would have been (0.36)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% up to $200 million, 0.43% from $200 to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.84%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. For the six months ended June 30, 2024, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after October 25, 2021 were not subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue recouped previously waived or reimbursed expenses in the amount of $30,234.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $415,685 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $48,905,342 and $123,225,236, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable

Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure

14

and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

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The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in

16

the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

17

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

18

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian International Equity VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Equity VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 98.9%

Australia – 1.4%

Rio Tinto Ltd.	46,770	$3,711,624

		3,711,624
Austria – 1.3%

Erste Group Bank AG	72,686	3,442,488

		3,442,488
Belgium – 1.3%

UCB SA	22,360	3,313,697

		3,313,697
Canada – 1.1%

Nutrien Ltd.	27,567	1,403,488

Toronto-Dominion Bank	25,205	1,385,487

		2,788,975
Cayman Islands – 1.2%

NU Holdings Ltd., Class A(1)	117,621	1,516,135

Tencent Holdings Ltd.	24,500	1,162,794

Tencent Music Entertainment Group, ADR	32,741	460,011

		3,138,940
China – 0.3%

Contemporary Amperex Technology Co. Ltd., Class A	34,700	857,176

		857,176
Denmark – 4.6%

Novo Nordisk AS, Class B	63,694	9,099,081

Vestas Wind Systems AS(1)	125,277	2,891,058

		11,990,139
France – 8.6%

BNP Paribas SA	46,924	3,006,888

Carrefour SA	51,863	732,834

EssilorLuxottica SA	20,697	4,440,916

Legrand SA	22,558	2,247,978

Sanofi SA	38,632	3,713,359

Schneider Electric SE	21,280	5,077,489

TotalEnergies SE	45,361	3,023,269

		22,242,733
Germany – 9.5%

Allianz SE, Reg S	14,613	4,060,140

Bayerische Motoren Werke AG	18,887	1,786,933

Beiersdorf AG	15,350	2,242,672

Infineon Technologies AG	69,619	2,557,612

SAP SE	45,844	9,307,933

Siemens AG, Reg S	25,063	4,661,446

		24,616,736
Hong Kong – 1.8%

AIA Group Ltd.	179,400	1,216,503

BOC Hong Kong Holdings Ltd.	771,000	2,379,916

Techtronic Industries Co. Ltd.	101,500	1,159,005

		4,755,424

June 30, 2024 (unaudited)	Shares	Value
Indonesia – 0.6%

Bank Central Asia Tbk. PT	2,768,900	$1,670,392

		1,670,392
Ireland – 0.8%

Kingspan Group PLC	12,133	1,027,976

Linde PLC	2,589	1,136,079

		2,164,055
Italy – 1.1%

FinecoBank Banca Fineco SpA	196,778	2,932,358

		2,932,358
Japan – 20.7%

Bridgestone Corp.	46,700	1,840,625

Daikin Industries Ltd.	15,200	2,099,765

FANUC Corp.	54,500	1,495,838

FUJIFILM Holdings Corp.	130,500	3,068,053

Hitachi Ltd.	202,500	4,564,647

Japan Exchange Group, Inc.	101,400	2,377,046

KDDI Corp.	98,900	2,620,873

Keyence Corp.	1,100	485,293

Kubota Corp.	140,400	1,972,685

Mitsubishi Estate Co. Ltd.	97,400	1,534,335

Mitsubishi UFJ Financial Group, Inc.	594,100	6,409,692

MS&AD Insurance Group Holdings, Inc.	159,700	3,567,238

Nintendo Co. Ltd.	38,300	2,046,405

Nitori Holdings Co. Ltd.	20,100	2,126,236

Recruit Holdings Co. Ltd.	57,400	3,089,197

Sekisui Chemical Co. Ltd.	85,500	1,186,926

Shimano, Inc.	9,100	1,410,023

SMC Corp.	4,500	2,148,492

Sony Group Corp.	43,300	3,679,286

Terumo Corp.	178,600	2,965,159

Toyota Industries Corp.	22,100	1,870,877

Toyota Motor Corp.	67,100	1,381,475

		53,940,166
Luxembourg – 1.1%

Spotify Technology SA(1)	9,080	2,849,213

		2,849,213
Netherlands – 4.4%

ASM International NV	2,248	1,712,299

ASML Holding NV	7,094	7,318,863

NXP Semiconductors NV	4,812	1,294,861

Stellantis NV	58,088	1,142,463

		11,468,486
Norway – 1.5%

DNB Bank ASA	141,443	2,777,437

Norsk Hydro ASA	189,110	1,177,168

		3,954,605
Portugal – 0.8%

Jeronimo Martins SGPS SA	105,376	2,057,760

		2,057,760

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Republic of Korea – 1.7%

Samsung Electronics Co. Ltd.	56,075	$3,295,292

Samsung SDI Co. Ltd.	4,138	1,058,042

		4,353,334
Spain – 3.6%

Banco Bilbao Vizcaya Argentaria SA	369,519	3,686,439

Iberdrola SA	224,621	2,913,896

Industria de Diseno Textil SA	55,635	2,749,348

		9,349,683
Sweden – 1.9%

Nibe Industrier AB, Class B	43,977	185,386

Sandvik AB	152,560	3,066,711

Svenska Handelsbanken AB, Class A	167,619	1,596,687

		4,848,784
Switzerland – 5.5%

Alcon, Inc.	29,296	2,606,495

Chocoladefabriken Lindt & Spruengli AG	193	2,254,023

Cie Financiere Richemont SA, Reg S, Class A	23,022	3,593,015

Lonza Group AG, Reg S	4,256	2,312,943

Roche Holding AG	12,897	3,579,103

		14,345,579
Taiwan – 0.8%

Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	1,962,940

		1,962,940
United Kingdom – 21.1%

Antofagasta PLC	56,532	1,499,051

ARM Holdings PLC, ADR(1)	5,636	922,162

AstraZeneca PLC	35,084	5,469,455

BAE Systems PLC	132,913	2,219,309

Bunzl PLC	55,020	2,087,097

Burberry Group PLC	104,825	1,163,974

Diageo PLC	73,568	2,314,477

Ferguson PLC	6,525	1,263,566

GSK PLC	270,286	5,209,200

Haleon PLC	502,442	2,045,387

Kingfisher PLC	496,126	1,561,760

June 30, 2024 (unaudited)	Shares	Value
United Kingdom (continued)

Lloyds Banking Group PLC	4,572,796	$3,168,079

National Grid PLC	229,857	2,563,249

Prudential PLC	214,623	1,947,040

Reckitt Benckiser Group PLC	48,835	2,635,338

RELX PLC	86,910	3,984,046

Shell PLC	199,116	7,153,373

Unilever PLC	112,677	6,203,731

Whitbread PLC	41,368	1,548,550

		54,958,844
United States – 2.2%

Booking Holdings, Inc.	553	2,190,710

Liberty Media Corp.-Liberty Formula One, Class C(1)	25,500	1,831,920

Lululemon Athletica, Inc.(1)	2,229	665,802

MercadoLibre, Inc.(1)	546	897,296

		5,585,728

Total Common Stocks (Cost $231,165,860)		257,299,859
Preferred Stocks – 0.5%

Germany – 0.5%

Dr. Ing. h.c. F. Porsche AG(2)	17,507	1,301,572

Total Preferred Stocks (Cost $1,461,137)		1,301,572

Total Investments – 99.4% (Cost $232,626,997)		258,601,431

Assets in excess of other liabilities – 0.6%		1,674,159

Total Net Assets – 100.0%		$260,275,590

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of the security amounted to $1,301,572, representing 0.5% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

Legend:

ADR — American Depositary Receipt

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$3,711,624	*	$—	$3,711,624
Austria	—	3,442,488	*	—	3,442,488
Belgium	—	3,313,697	*	—	3,313,697
Canada	2,788,975	—		—	2,788,975
Cayman Islands	1,976,146	1,162,794	*	—	3,138,940
China	—	857,176	*	—	857,176
Denmark	—	11,990,139	*	—	11,990,139
France	—	22,242,733	*	—	22,242,733
Germany	—	24,616,736	*	—	24,616,736
Hong Kong	—	4,755,424	*	—	4,755,424
Indonesia	—	1,670,392	*	—	1,670,392
Ireland	1,136,079	1,027,976	*	—	2,164,055
Italy	—	2,932,358	*	—	2,932,358
Japan	—	53,940,166	*	—	53,940,166
Luxembourg	2,849,213	—		—	2,849,213
Netherlands	1,294,861	10,173,625	*	—	11,468,486
Norway	—	3,954,605	*	—	3,954,605
Portugal	—	2,057,760	*	—	2,057,760
Republic of Korea	—	4,353,334	*	—	4,353,334
Spain	—	9,349,683	*	—	9,349,683
Sweden	—	4,848,784	*	—	4,848,784
Switzerland	—	14,345,579	*	—	14,345,579
Taiwan	—	1,962,940	*	—	1,962,940
United Kingdom	2,185,728	52,773,116	*	—	54,958,844
United States	5,585,728	—		—	5,585,728
Preferred Stocks
Germany	—	1,301,572	*	—	1,301,572
Total	$17,816,730	$240,784,701		$—	$258,601,431

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$258,601,431

Cash	68,760

Foreign currency, at value	370,479

Foreign tax reclaims receivable	879,213

Receivable for investments sold	651,905

Dividends/interest receivable	398,335

Reimbursement receivable from adviser	9,155

Prepaid expenses	3,698

Total Assets	260,982,976

Liabilities

Payable for fund shares redeemed	403,216

Investment advisory fees payable	167,836

Distribution fees payable	54,579

Accrued custodian and accounting fees	23,225

Accrued audit fees	15,394

Payable for investments purchased	6,733

Accrued trustees’ and officers’ fees	2,402

Accrued expenses and other liabilities	34,001

Total Liabilities	707,386

Total Net Assets	$260,275,590

Net Assets Consist of:

Paid-in capital	$233,791,275

Distributable earnings	26,484,315

Total Net Assets	$260,275,590

Investments, at Cost	$232,626,997

Foreign Currency, at Cost	$381,280

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	18,673,595

Net Asset Value Per Share	$13.94

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$5,605,477

Interest	9,944

Withholding taxes on foreign dividends	(607,526)

Total Investment Income	5,007,895

Expenses

Investment advisory fees	1,079,002

Distribution fees	351,379

Custodian and accounting fees	60,089

Professional fees	48,791

Trustees’ and officers’ fees	42,302

Administrative fees	28,878

Transfer agent fees	7,165

Shareholder reports	4,259

Other expenses	11,375

Total Expenses	1,633,240

Less: Fees waived	(92,696)

Total Expenses, Net	1,540,544

Net Investment Income/(Loss)	3,467,351

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax

Net realized gain/(loss) from investments	1,542,364

Net realized gain/(loss) from foreign currency transactions	2,108

Foreign capital gains taxes refund	2,014

Net change in unrealized appreciation/(depreciation) on investments	11,646,114

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(52,712)

Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	13,139,888

Net Increase in Net Assets Resulting From Operations	$16,607,239

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$3,467,351	$4,479,936

Net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	1,546,486	(13,044,029)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	11,593,402	54,573,377

Net Increase in Net Assets Resulting from Operations	16,607,239	46,009,284

Capital Share Transactions

Proceeds from sales of shares	5,670,509	18,966,554

Cost of shares redeemed	(55,612,542)	(96,377,576)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(49,942,033)	(77,411,022)

Net Decrease in Net Assets	(33,334,794)	(31,401,738)

Net Assets

Beginning of period	293,610,384	325,012,122

End of period	$260,275,590	$293,610,384

Other Information:

Shares

Sold	432,074	1,516,044

Redeemed	(4,064,677)	(7,747,234)

Net Decrease	(3,632,603)	(6,231,190)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$13.16	$0.17		$0.61	$0.78	$13.94	5.93%	(4)

Year Ended 12/31/23	11.39	0.18		1.59	1.77	13.16	15.54%

Year Ended 12/31/22	13.87	0.15		(2.63)	(2.48)	11.39	(17.88)%

Year Ended 12/31/21	13.16	0.30	(5)	0.41	0.71	13.87	5.40%

Year Ended 12/31/20	12.15	0.12		0.89	1.01	13.16	8.31%

Year Ended 12/31/19	10.01	0.22		1.92	2.14	12.15	21.38%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$260,276	1.10%	(4)	1.16%	(4)	2.46%	(4)	2.40%	(4)	17%	(4)

293,610	1.08%		1.15%		1.47%		1.40%		29%

325,012	1.08%		1.12%		1.30%		1.26%		136%

411,907	1.06%		1.13%		2.20%	(5)	2.13%	(5)	40%

234,233	1.00%		1.18%		1.03%		0.85%		38%

220,989	0.94%		1.20%		1.99%		1.73%		32%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.19, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.37%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.30%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Equity VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.13% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 1.08%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $92,696.

Park Avenue has entered into a Sub-Advisory Agreement with Schroder Investment Management North America, Inc. (“Schroder Inc.”). Schroder Inc. is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund. Schroder Inc. also entered into a Sub-subadvisory Agreement with its affiliate, Schroder Investment Management North America Limited (‘‘Schroder Limited’’). The sub-subadvisory fees under the Sub-subadvisory Agreement are paid by Schroder Inc. to Schroder Limited and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $351,379 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $46,132,950 and $92,677,423, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the

“Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

13

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative

14

capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also

15

considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

16

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the
Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

17

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it

18

would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 98.9%

Australia – 1.6%

Goodman Group	31,510	$726,193

QBE Insurance Group Ltd.	67,911	787,562

		1,513,755
Cayman Islands – 1.1%

Tencent Holdings Ltd.	21,200	1,006,173

		1,006,173
Denmark – 6.6%

Coloplast AS, Class B	4,831	580,184

Novo Nordisk AS, Class B	39,186	5,597,962

		6,178,146
France – 14.1%

Air Liquide SA	13,915	2,395,635

Dassault Systemes SE	32,108	1,208,687

L’Oreal SA	1,435	630,990

Legrand SA	7,046	702,157

LVMH Moet Hennessy Louis Vuitton SE	3,728	2,862,922

Safran SA	14,702	3,093,092

Sanofi SA	8,967	861,920

Schneider Electric SE	2,092	499,159

Vinci SA	8,725	917,824

		13,172,386
Germany – 3.9%

Delivery Hero SE(1)(2)	11,764	278,551

Deutsche Boerse AG	4,667	954,002

Muenchener Rueckversicherungs-Gesellschaft AG, Reg S	2,464	1,232,086

SAP SE	5,713	1,159,939

		3,624,578
Ireland – 2.7%

Linde PLC	3,884	1,706,913

Ryanair Holdings PLC, ADR	6,719	782,360

		2,489,273
Japan – 24.2%

Advantest Corp.	13,300	538,322

Daiichi Sankyo Co. Ltd.	19,300	674,219

Daikin Industries Ltd.	9,400	1,298,539

Denso Corp.	50,100	781,913

Hitachi Ltd.	94,900	2,139,185

Hoya Corp.	17,200	2,012,532

Keyence Corp.	5,300	2,338,230

Otsuka Corp.	48,500	935,195

Rakuten Bank Ltd.(2)	40,600	735,901

Recruit Holdings Co. Ltd.	52,000	2,798,575

Shimano, Inc.	7,700	1,193,097

Shin-Etsu Chemical Co. Ltd.	47,900	1,863,127

Sony Group Corp.	26,700	2,268,752

Terumo Corp.	60,100	997,794

Tokio Marine Holdings, Inc.	52,600	1,974,372

		22,549,753

June 30, 2024 (unaudited)	Shares	Value
Netherlands – 12.5%

Adyen NV(1)(2)	165	$196,722

Airbus SE	12,299	1,695,856

Argenx SE(2)	1,610	695,970

ASML Holding NV	5,719	5,900,279

Ferrovial SE	20,356	788,531

Heineken NV	13,026	1,257,322

Wolters Kluwer NV	6,744	1,114,858

		11,649,538
Republic of Korea – 0.5%

Samsung Electronics Co. Ltd.	7,962	467,893

		467,893
Singapore – 1.7%

DBS Group Holdings Ltd.	59,240	1,561,014

		1,561,014
Spain – 2.0%

Industria de Diseno Textil SA	37,691	1,862,599

		1,862,599
Sweden – 3.6%

Atlas Copco AB, Class A	122,896	2,316,136

Volvo AB, Class B	40,343	1,034,951

		3,351,087
Switzerland – 6.5%

Cie Financiere Richemont SA, Reg S, Class A	14,056	2,193,703

Nestle SA, Reg S	32,792	3,347,326

Straumann Holding AG, Reg S	4,187	515,417

		6,056,446
Taiwan – 1.8%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,576	1,664,405

		1,664,405
United Kingdom – 14.8%

3i Group PLC	59,768	2,304,882

Allfunds Group PLC	26,038	145,682

AstraZeneca PLC	7,409	1,155,033

Diageo PLC	12,532	394,262

Ferguson PLC	4,252	817,132

InterContinental Hotels Group PLC	23,350	2,448,071

London Stock Exchange Group PLC	15,713	1,862,569

Next PLC	3,730	426,538

RELX PLC	57,893	2,654,002

Sage Group PLC	51,592	707,633

SSE PLC	39,521	891,371

		13,807,175
United States – 1.3%

MercadoLibre, Inc.(2)	323	530,818

Yum China Holdings, Inc.	20,600	635,304

		1,166,122

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2024 (unaudited)	Value

Total Investments – 98.9% (Cost $64,526,074)	$92,120,343

Assets in excess of other liabilities – 1.1%	1,062,117

Total Net Assets – 100.0%	$93,182,460

(1)	Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of these securities amounted to $475,273, representing 0.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Non–income–producing security.

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,513,755	*	$—	$1,513,755
Cayman Islands	—	1,006,173	*	—	1,006,173
Denmark	—	6,178,146	*	—	6,178,146
France	—	13,172,386	*	—	13,172,386
Germany	—	3,624,578	*	—	3,624,578
Ireland	782,360	1,706,913	*	—	2,489,273
Japan	—	22,549,753	*	—	22,549,753
Netherlands	—	11,649,538	*	—	11,649,538
Republic of Korea	—	467,893	*	—	467,893
Singapore	—	1,561,014	*	—	1,561,014
Spain	—	1,862,599	*	—	1,862,599
Sweden	—	3,351,087	*	—	3,351,087
Switzerland	—	6,056,446	*	—	6,056,446
Taiwan	1,664,405	—		—	1,664,405
United Kingdom	—	13,807,175	*	—	13,807,175
United States	1,166,122	—		—	1,166,122
Total	$3,612,887	$88,507,456		$—	$92,120,343

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$92,120,343

Foreign currency, at value	18,360

Receivable for investments sold	885,066

Foreign tax reclaims receivable	414,827

Dividends/interest receivable	42,356

Reimbursement receivable from adviser	9,403

Prepaid expenses	1,249

Total Assets	93,491,604

Liabilities

Due to custodian	119,504

Payable for fund shares redeemed	64,810

Investment advisory fees payable	62,319

Distribution fees payable	19,475

Accrued audit fees	15,394

Accrued custodian and accounting fees	13,930

Accrued trustees’ and officers’ fees	921

Accrued expenses and other liabilities	12,791

Total Liabilities	309,144

Total Net Assets	$93,182,460

Net Assets Consist of:

Paid-in capital	$45,740,031

Distributable earnings	47,442,429

Total Net Assets	$93,182,460

Investments, at Cost	$64,526,074

Foreign Currency, at Cost	$18,359

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	5,409,400

Net Asset Value Per Share	$17.23

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,111,161

Interest	5,250

Withholding taxes on foreign dividends	(120,927)

Total Investment Income	995,484

Expenses

Investment advisory fees	394,309

Distribution fees	123,310

Custodian and accounting fees	41,996

Professional fees	27,266

Administrative fees	16,464

Trustees’ and officers’ fees	15,037

Transfer agent fees	6,956

Shareholder reports	2,994

Other expenses	3,039

Total Expenses	631,371

Less: Fees waived	(50,939)

Total Expenses, Net	580,432

Net Investment Income/(Loss)	415,052

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	5,468,799

Net realized gain/(loss) from foreign currency transactions	(21,024)

Net change in unrealized appreciation/(depreciation) on investments	1,442,372

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(18,165)

Net Gain on Investments and Foreign Currency Transactions	6,871,982

Net Increase in Net Assets Resulting From Operations	$7,287,034

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$415,052	$732,830

Net realized gain/(loss) from investments and foreign currency transactions	5,447,775	2,940,122

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	1,424,207	13,456,536

Net Increase in Net Assets Resulting from Operations	7,287,034	17,129,488

Capital Share Transactions

Proceeds from sales of shares	19,185	9,240,804

Cost of shares redeemed	(17,987,051)	(37,169,315)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,967,866)	(27,928,511)

Net Decrease in Net Assets	(10,680,832)	(10,799,023)

Net Assets

Beginning of period	103,863,292	114,662,315

End of period	$93,182,460	$103,863,292

Other Information:

Shares

Sold	1,124	612,756

Redeemed	(1,077,160)	(2,445,654)

Net Decrease	(1,076,036)	(1,832,898)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$16.01	$0.07		$1.15	$1.22	$17.23	7.62%	(4)

Year Ended 12/31/23	13.78	0.10		2.13	2.23	16.01	16.18%

Year Ended 12/31/22	19.21	0.05		(5.48)	(5.43)	13.78	(28.27)%

Year Ended 12/31/21	17.34	(0.01)		1.88	1.87	19.21	10.78%

Year Ended 12/31/20	13.53	(0.00	)(5)	3.81	3.81	17.34	28.16%

Year Ended 12/31/19	10.24	0.07		3.22	3.29	13.53	32.13%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$93,182	1.18%	(4)	1.28%	(4)	0.84%	(4)	0.74%	(4)	12%	(4)

103,863	1.18%		1.26%		0.68%		0.60%		50%

114,662	1.18%		1.21%		0.35%		0.32%		40%

148,827	1.17%		1.17%		(0.05)%		(0.05)%		31%

146,998	1.18%		1.24%		(0.00)%	(6)	(0.06)%		25%

146,555	1.18%		1.26%		0.56%		0.48%		25%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $(0.00) per share.

(6)	Rounds to (0.00)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.17% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 1.18%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $50,939.

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $123,310 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $11,735,429 and $29,080,336, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP

Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

13

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative

14

capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the

15

reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•

The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s

16

performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

18

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 99.5%

Automobiles – 1.1%

Tesla, Inc.(1)	23,517	$4,653,544

		4,653,544
Beverages – 1.8%

Brown-Forman Corp., Class B	59,893	2,586,779

Constellation Brands, Inc., Class A	10,773	2,771,677

Monster Beverage Corp.(1)	49,743	2,484,663

		7,843,119
Biotechnology – 1.0%

Vertex Pharmaceuticals, Inc.(1)	9,628	4,512,836

		4,512,836
Broadline Retail – 5.0%

Amazon.com, Inc.(1)	112,262	21,694,631

		21,694,631
Building Products – 0.5%

Builders FirstSource, Inc.(1)	17,090	2,365,427

		2,365,427
Capital Markets – 2.7%

Ares Management Corp., Class A	22,452	2,992,403

KKR & Co., Inc.	23,323	2,454,512

Morgan Stanley	26,664	2,591,474

S&P Global, Inc.	7,894	3,520,724

		11,559,113
Chemicals – 1.0%

Sherwin-Williams Co.	14,712	4,390,502

		4,390,502
Communications Equipment – 0.8%

Arista Networks, Inc.(1)	10,125	3,548,610

		3,548,610
Consumer Finance – 0.9%

American Express Co.	15,990	3,702,485

		3,702,485
Electronic Equipment, Instruments & Components – 3.2%

Amphenol Corp., Class A	85,324	5,748,278

CDW Corp.	20,188	4,518,882

Coherent Corp.(1)	33,509	2,428,062

Jabil, Inc.	10,042	1,092,469

		13,787,691
Entertainment – 3.2%

Live Nation Entertainment, Inc.(1)	42,560	3,989,574

Netflix, Inc.(1)	14,753	9,956,505

		13,946,079
Financial Services – 2.8%

Mastercard, Inc., Class A	27,631	12,189,692

		12,189,692
Ground Transportation – 1.5%

Uber Technologies, Inc.(1)	89,576	6,510,384

		6,510,384

June 30, 2024 (unaudited)	Shares	Value
Health Care Equipment & Supplies – 1.6%

Boston Scientific Corp.(1)	46,401	$3,573,341

Edwards Lifesciences Corp.(1)	33,922	3,133,375

		6,706,716
Health Care Providers & Services – 1.0%

UnitedHealth Group, Inc.	8,574	4,366,395

		4,366,395
Health Care Technology – 0.9%

Veeva Systems, Inc., Class A(1)	20,987	3,840,831

		3,840,831
Hotels, Restaurants & Leisure – 3.8%

Airbnb, Inc., Class A(1)	19,294	2,925,549

Chipotle Mexican Grill, Inc.(1)	96,850	6,067,653

DoorDash, Inc., Class A(1)	32,194	3,502,063

DraftKings, Inc., Class A(1)	48,864	1,865,139

Viking Holdings Ltd.(1)	56,939	1,932,510

		16,292,914
Independent Power and Renewable Electricity Producers – 0.4%

Vistra Corp.	22,160	1,905,317

		1,905,317
Insurance – 0.8%

Arch Capital Group Ltd.(1)	32,187	3,247,346

		3,247,346
Interactive Media & Services – 10.2%

Alphabet, Inc., Class A	117,507	21,403,900

Meta Platforms, Inc., Class A	39,939	20,138,043

Pinterest, Inc., Class A(1)	58,619	2,583,339

		44,125,282
IT Services – 1.4%

Gartner, Inc.(1)	8,467	3,802,191

MongoDB, Inc.(1)	9,666	2,416,113

		6,218,304
Life Sciences Tools & Services – 0.2%

Thermo Fisher Scientific, Inc.	1,621	896,413

		896,413
Machinery – 2.4%

Deere & Co.	8,023	2,997,634

Ingersoll Rand, Inc.	46,291	4,205,074

Nordson Corp.	14,064	3,262,004

		10,464,712
Oil, Gas & Consumable Fuels – 0.4%

Diamondback Energy, Inc.	9,419	1,885,590

		1,885,590
Personal Care Products – 0.9%

Estee Lauder Cos., Inc., Class A	37,124	3,949,994

		3,949,994
Pharmaceuticals – 4.9%

Eli Lilly & Co.	18,665	16,898,918

Merck & Co., Inc.	34,415	4,260,577

		21,159,495

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment – 16.9%

Advanced Micro Devices, Inc.(1)	18,738	$3,039,491

Broadcom, Inc.	10,858	17,432,845

KLA Corp.	7,998	6,594,431

NVIDIA Corp.	316,460	39,095,468

QUALCOMM, Inc.	22,161	4,414,028

Texas Instruments, Inc.	12,985	2,525,972

		73,102,235
Software – 17.2%

Adobe, Inc.(1)	9,819	5,454,847

Cadence Design Systems, Inc.(1)	14,803	4,555,623

HubSpot, Inc.(1)	3,749	2,211,123

Intuit, Inc.	9,467	6,221,807

Microsoft Corp.	77,597	34,681,979

Palo Alto Networks, Inc.(1)	8,881	3,010,748

PTC, Inc.(1)	19,125	3,474,439

Salesforce, Inc.	20,867	5,364,905

ServiceNow, Inc.(1)	7,858	6,181,653

Workday, Inc., Class A(1)	16,037	3,585,232

		74,742,356
Specialized REITs – 0.7%

Equinix, Inc.	4,159	3,146,699

		3,146,699
Specialty Retail – 1.2%

O’Reilly Automotive, Inc.(1)	4,857	5,129,283

		5,129,283
Technology Hardware, Storage & Peripherals – 7.9%

Apple, Inc.	163,221	34,377,607

		34,377,607

June 30, 2024 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – 1.2%

Lululemon Athletica, Inc.(1)	10,152	$3,032,403

NIKE, Inc., Class B	31,449	2,370,311

		5,402,714

Total Common Stocks (Cost $261,368,997)		431,664,316

	Principal Amount	Value
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $1,561,116, due 7/1/2024(2)	$1,560,908	1,560,908

Total Repurchase Agreements (Cost $1,560,908)		1,560,908

Total Investments – 99.9% (Cost $262,929,905)		433,225,224

Assets in excess of other liabilities – 0.1%		372,277

Total Net Assets – 100.0%		$433,597,501

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$1,583,100	$1,592,148

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$431,664,316	$—	$—	$431,664,316
Repurchase Agreements	—	1,560,908	—	1,560,908
Total	$431,664,316	$1,560,908	$—	$433,225,224

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$433,225,224

Receivable for investments sold	4,462,442

Dividends/interest receivable	75,921

Reimbursement receivable from adviser	16,870

Receivable for fund shares subscribed	1,138

Prepaid expenses	5,903

Total Assets	437,787,498

Liabilities

Payable for investments purchased	3,405,035

Payable for fund shares redeemed	417,946

Investment advisory fees payable	200,902

Distribution fees payable	88,706

Accrued audit fees	14,298

Accrued custodian and accounting fees	5,555

Accrued trustees’ and officers’ fees	3,987

Accrued expenses and other liabilities	53,568

Total Liabilities	4,189,997

Total Net Assets	$433,597,501

Net Assets Consist of:

Paid-in capital	$(22,053,055)

Distributable earnings	455,650,556

Total Net Assets	$433,597,501

Investments, at Cost	$262,929,905

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,068,581

Net Asset Value Per Share	$33.18

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,183,554

Interest	12,225

Total Investment Income	1,195,779

Expenses

Investment advisory fees	1,241,358

Distribution fees	548,993

Professional fees	66,485

Trustees’ and officers’ fees	66,106

Administrative fees	39,132

Custodian and accounting fees	20,096

Transfer agent fees	9,002

Shareholder reports	4,985

Other expenses	12,345

Total Expenses	2,008,502

Less: Fees waived	(98,007)

Total Expenses, Net	1,910,495

Net Investment Income/(Loss)	(714,716)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	73,845,567

Net change in unrealized appreciation/(depreciation) on investments	4,711,177

Net Gain on Investments	78,556,744

Net Increase in Net Assets Resulting From Operations	$77,842,028

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$(714,716)	$(718,324)

Net realized gain/(loss) from investments	73,845,567	42,483,878

Net change in unrealized appreciation/(depreciation) on investments	4,711,177	118,933,471

Net Increase in Net Assets Resulting from Operations	77,842,028	160,699,025

Capital Share Transactions

Proceeds from sales of shares	1,727,224	2,909,193

Cost of shares redeemed	(96,959,083)	(152,162,094)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(95,231,859)	(149,252,901)

Net Increase/(Decrease) in Net Assets	(17,389,831)	11,446,124

Net Assets

Beginning of period	450,987,332	439,541,208

End of period	$433,597,501	$450,987,332

Other Information:

Shares

Sold	57,277	119,516

Redeemed	(3,163,920)	(6,308,587)

Net Decrease	(3,106,643)	(6,189,071)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$27.88	$(0.05)		$5.35	$5.30	$33.18	19.01%	(4)

Year Ended 12/31/23	19.65	(0.04)		8.27	8.23	27.88	41.88%

Year Ended 12/31/22	28.69	(0.03)		(9.01)	(9.04)	19.65	(31.51)%

Year Ended 12/31/21	23.83	(0.09)		4.95	4.86	28.69	20.39%

Year Ended 12/31/20	17.47	(0.02)		6.38	6.36	23.83	36.41%

Year Ended 12/31/19	12.52	(0.00)	(5)	4.95	4.95	17.47	39.54%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$433,598	0.87%	(4)	0.91%	(4)	(0.33)%	(4)	(0.37)%	(4)	22%	(4)

450,987	0.87%		0.91%		(0.16)%		(0.20)%		37%

439,541	0.87%		0.89%		(0.15)%		(0.17)%		38%

622,763	0.87%		0.87%		(0.34)%		(0.34)%		28%

621,402	0.87%		0.89%		(0.12)%		(0.14)%		24%

625,755	0.87%		0.96%		(0.01)%		(0.10)%		116%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $98,007.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $548,993 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $94,324,825 and $191,578,794, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

13

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure

14

and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in

16

the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

17

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

18

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 98.7%

Aerospace & Defense – 2.2%

General Dynamics Corp.	5,864	$1,701,381

Howmet Aerospace, Inc.	10,963	851,058

		2,552,439
Banks – 7.6%

Huntington Bancshares, Inc.	110,178	1,452,146

JPMorgan Chase & Co.	25,488	5,155,203

Wells Fargo & Co.	37,054	2,200,637

		8,807,986
Beverages – 0.6%

Coca-Cola Europacific Partners PLC	9,689	706,037

		706,037
Biotechnology – 2.8%

AbbVie, Inc.	9,034	1,549,512

Amgen, Inc.	5,336	1,667,233

		3,216,745
Building Products – 1.8%

Allegion PLC	4,663	550,933

Builders FirstSource, Inc.(1)	5,930	820,771

Masco Corp.	10,889	725,970

		2,097,674
Capital Markets – 6.2%

Blue Owl Capital, Inc.	32,812	582,413

Charles Schwab Corp.	13,764	1,014,269

Goldman Sachs Group, Inc.	2,996	1,355,151

Intercontinental Exchange, Inc.	7,123	975,067

LPL Financial Holdings, Inc.	2,533	707,467

Morgan Stanley	26,075	2,534,229

		7,168,596
Chemicals – 0.1%

Olin Corp.	3,241	152,813

		152,813
Construction & Engineering – 0.5%

WillScot Mobile Mini Holdings Corp.(1)	16,956	638,224

		638,224
Construction Materials – 1.4%

CRH PLC	22,182	1,663,206

		1,663,206
Consumer Finance – 1.5%

American Express Co.	7,752	1,794,976

		1,794,976
Consumer Staples Distribution & Retail – 4.1%

Target Corp.	6,957	1,029,914

U.S. Foods Holding Corp.(1)	30,525	1,617,214

Walmart, Inc.	31,543	2,135,777

		4,782,905
Electric Utilities – 0.7%

FirstEnergy Corp.	21,259	813,582

		813,582

June 30, 2024 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – 1.6%

Flex Ltd.(1)	40,422	$1,192,045

Keysight Technologies, Inc.(1)	4,656	636,708

		1,828,753
Energy Equipment & Services – 1.8%

NOV, Inc.	21,857	415,502

Schlumberger NV	35,341	1,667,388

		2,082,890
Entertainment – 0.7%

Take-Two Interactive Software, Inc.(1)	5,428	844,000

		844,000
Financial Services – 5.9%

Berkshire Hathaway, Inc., Class B(1)	9,977	4,058,644

Corpay, Inc.(1)	3,963	1,055,783

Fidelity National Information Services, Inc.	23,656	1,782,716

		6,897,143
Food Products – 0.7%

J M Smucker Co.	6,970	760,009

		760,009
Ground Transportation – 1.1%

Norfolk Southern Corp.	5,853	1,256,581

		1,256,581
Health Care Equipment & Supplies – 1.2%

Abbott Laboratories	13,771	1,430,945

		1,430,945
Health Care Providers & Services – 7.0%

Cencora, Inc.	8,848	1,993,454

Centene Corp.(1)	16,595	1,100,249

Cigna Group	4,132	1,365,915

McKesson Corp.	2,715	1,585,669

UnitedHealth Group, Inc.	4,166	2,121,577

		8,166,864
Hotels, Restaurants & Leisure – 2.2%

Booking Holdings, Inc.	252	998,298

MGM Resorts International(1)	21,411	951,505

Starbucks Corp.	7,353	572,431

		2,522,234
Household Durables – 1.0%

Lennar Corp., Class A	7,563	1,133,467

		1,133,467
Industrial Conglomerates – 1.3%

Honeywell International, Inc.	6,999	1,494,566

		1,494,566
Insurance – 2.3%

Aon PLC, Class A	2,493	731,895

Arthur J Gallagher & Co.	3,149	816,567

Chubb Ltd.	4,311	1,099,650

		2,648,112
Interactive Media & Services – 3.6%

Alphabet, Inc., Class A	22,915	4,173,967

		4,173,967

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
IT Services – 0.6%

Cognizant Technology Solutions Corp., Class A	9,480	$644,640

		644,640
Life Sciences Tools & Services – 1.9%

Avantor, Inc.(1)	30,676	650,331

ICON PLC(1)	4,907	1,538,197

		2,188,528
Machinery – 2.3%

Deere & Co.	1,552	579,874

Fortive Corp.	13,372	990,865

Westinghouse Air Brake Technologies Corp.	7,215	1,140,331

		2,711,070
Media – 0.9%

Omnicom Group, Inc.	12,249	1,098,735

		1,098,735
Metals & Mining – 1.0%

Kinross Gold Corp.	43,060	358,259

Teck Resources Ltd., Class B	16,318	781,632

		1,139,891
Multi-Utilities – 0.6%

CenterPoint Energy, Inc.	23,421	725,583

		725,583
Oil, Gas & Consumable Fuels – 8.1%

Canadian Natural Resources Ltd.	31,609	1,125,280

Cenovus Energy, Inc.	94,659	1,860,996

ConocoPhillips	13,104	1,498,836

Diamondback Energy, Inc.	9,111	1,823,931

Marathon Petroleum Corp.	9,437	1,637,131

Phillips 66	10,411	1,469,721

		9,415,895
Personal Care Products – 0.8%

Kenvue, Inc.	49,706	903,655

		903,655
Professional Services – 2.3%

Jacobs Solutions, Inc.	9,189	1,283,795

Leidos Holdings, Inc.	9,512	1,387,611

		2,671,406
Semiconductors & Semiconductor Equipment – 7.3%

Advanced Micro Devices, Inc.(1)	9,355	1,517,474

Applied Materials, Inc.	7,628	1,800,132

Lam Research Corp.	574	611,224

Microchip Technology, Inc.	15,822	1,447,713

Micron Technology, Inc.	12,917	1,698,973

NXP Semiconductors NV	2,820	758,834

QUALCOMM, Inc.	3,153	628,014

		8,462,364
Software – 3.2%

Nice Ltd., ADR(1)	3,490	600,175

Oracle Corp.	21,910	3,093,692

		3,693,867

June 30, 2024 (unaudited)	Shares	Value
Specialized REITs – 0.7%

Extra Space Storage, Inc.	5,067	$787,462

		787,462
Specialty Retail – 3.1%

AutoNation, Inc.(1)	5,274	840,570

AutoZone, Inc.(1)	673	1,994,840

Ulta Beauty, Inc.(1)	1,898	732,381

		3,567,791
Technology Hardware, Storage & Peripherals – 1.6%

Dell Technologies, Inc., Class C	8,588	1,184,371

Hewlett Packard Enterprise Co.	33,812	715,800

		1,900,171
Tobacco – 1.8%

Philip Morris International, Inc.	20,840	2,111,717

		2,111,717
Trading Companies & Distributors – 1.6%

United Rentals, Inc.	2,117	1,369,127

WESCO International, Inc.	3,072	486,974

		1,856,101
Wireless Telecommunication Services – 1.0%

T-Mobile U.S., Inc.	6,893	1,214,409

		1,214,409

Total Common Stocks (Cost $80,737,516)		114,727,999

	Principal Amount	Value
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $1,540,165, due 7/1/2024(2)	$1,539,960	1,539,960

Total Repurchase Agreements (Cost $1,539,960)		1,539,960

Total Investments – 100.0% (Cost $82,277,476)		116,267,959

Liabilities in excess of other assets – (0.0)%		(43,567)

Total Net Assets – 100.0%		$116,224,392

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$1,561,900	$1,570,873

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$114,727,999	$—	$—	$114,727,999
Repurchase Agreements	—	1,539,960	—	1,539,960
Total	$114,727,999	$1,539,960	$—	$116,267,959

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$116,267,959

Receivable for investments sold	107,973

Dividends/interest receivable	96,093

Foreign tax reclaims receivable	71,466

Reimbursement receivable from adviser	9,630

Prepaid expenses	1,708

Total Assets	116,554,829

Liabilities

Payable for fund shares redeemed	138,757

Payable for investments purchased	69,169

Investment advisory fees payable	62,077

Distribution fees payable	24,158

Accrued audit fees	14,298

Accrued trustees’ and officers’ fees	1,828

Accrued expenses and other liabilities	20,150

Total Liabilities	330,437

Total Net Assets	$116,224,392

Net Assets Consist of:
Paid-in capital	$(2,319,551)
Distributable earnings	118,543,943

Total Net Assets	$116,224,392

Investments, at Cost	$82,277,476

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	5,256,542

Net Asset Value Per Share	$22.11

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,084,897

Interest	9,765

Withholding taxes on foreign dividends	(32,272)

Total Investment Income	1,062,390

Expenses

Investment advisory fees	409,636

Distribution fees	160,322

Professional fees	30,194

Custodian and accounting fees	20,588

Trustees’ and officers’ fees	20,135

Administrative fees	19,429

Transfer agent fees	6,266

Shareholder reports	2,903

Other expenses	4,389

Total Expenses	673,862

Less: Fees waived	(51,813)

Total Expenses, Net	622,049

Net Investment Income/(Loss)	440,341

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	13,570,439

Net realized gain/(loss) from foreign currency transactions	206

Net change in unrealized appreciation/(depreciation) on investments	(957,015)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(335)

Net Gain on Investments and Foreign Currency Transactions	12,613,295

Net Increase in Net Assets Resulting From Operations	$13,053,636

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$440,341	$1,310,460

Net realized gain/(loss) from investments and foreign currency transactions	13,570,645	14,662,038

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(957,350)	2,184,001

Net Increase in Net Assets Resulting from Operations	13,053,636	18,156,499

Capital Share Transactions

Proceeds from sales of shares	148,578	15,419,105

Cost of shares redeemed	(34,069,621)	(49,677,108)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(33,921,043)	(34,258,003)

Net Decrease in Net Assets	(20,867,407)	(16,101,504)

Net Assets

Beginning of period	137,091,799	153,193,303

End of period	$116,224,392	$137,091,799

Other Information:

Shares

Sold	6,921	863,101

Redeemed	(1,592,605)	(2,696,010)

Net Decrease	(1,585,684)	(1,832,909)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$20.04	$0.07		$2.00	$2.07	$22.11	10.33%	(4)

Year Ended 12/31/23	17.66	0.16		2.22	2.38	20.04	13.48%

Year Ended 12/31/22	18.57	0.18		(1.09)	(0.91)	17.66	(4.90)%

Year Ended 12/31/21	14.30	0.12		4.15	4.27	18.57	29.86%

Year Ended 12/31/20	14.13	0.19	(5)	(0.02)	0.17	14.30	1.20%

Year Ended 12/31/19	11.45	0.16		2.52	2.68	14.13	23.41%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$116,224	0.97%	(4)	1.05%	(4)	0.69%	(4)	0.61%	(4)	26%	(4)

137,092	0.97%		1.02%		0.88%		0.83%		56%

153,193	0.97%		0.98%		1.01%		1.00%		33%

219,108	0.97%		0.97%		0.71%		0.71%		45%

223,410	0.97%		1.02%		1.53%	(5)	1.48%	(5)	73%

213,249	0.97%		1.03%		1.22%		1.16%		66%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.14, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.15%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.10%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $51,813.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $160,322 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $32,569,673 and $65,172,226, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions)

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP

Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative

14

capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also

15

considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•

The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s

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performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

18

1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 99.8%

Aerospace & Defense – 1.4%

General Electric Co.	20,116	$3,197,841

Loar Holdings, Inc.(1)	200	10,682

		3,208,523
Automobile Components – 0.1%

Mobileye Global, Inc., Class A(1)	7,090	199,123

		199,123
Automobiles – 0.3%

BYD Co. Ltd., Class H (China)	23,627	701,194

		701,194
Beverages – 0.6%

Monster Beverage Corp.(1)	27,699	1,383,565

		1,383,565
Biotechnology – 4.0%

Alnylam Pharmaceuticals, Inc.(1)	8,506	2,066,958

Arcellx, Inc.(1)	1,302	71,857

Arrowhead Pharmaceuticals, Inc.(1)	5,499	142,919

Beam Therapeutics, Inc.(1)	1,196	28,022

BioNTech SE, ADR(1)	3,300	265,188

Blueprint Medicines Corp.(1)	874	94,200

Cytokinetics, Inc.(1)	4,468	242,076

Exact Sciences Corp.(1)	29,827	1,260,191

Galapagos NV, ADR(1)	9,009	223,243

Gamida Cell Ltd.(1)(2)	59,800	1

Hookipa Pharma, Inc.(1)	22,700	13,434

Immunocore Holdings PLC, ADR(1)	3,803	128,884

Insmed, Inc.(1)	22,734	1,523,178

Janux Therapeutics, Inc.(1)	600	25,134

Krystal Biotech, Inc.(1)	839	154,074

Legend Biotech Corp., ADR(1)	4,893	216,711

Moderna, Inc.(1)	2,240	266,000

Regeneron Pharmaceuticals, Inc.(1)	2,140	2,249,204

Sarepta Therapeutics, Inc.(1)	1,268	200,344

Vor BioPharma, Inc.(1)	6,333	6,333

XOMA Corp.(1)	6,280	148,773

		9,326,724
Broadline Retail – 6.3%

Amazon.com, Inc.(1)	59,142	11,429,192

MercadoLibre, Inc.(1)	1,213	1,993,444

PDD Holdings, Inc., ADR(1)	7,164	952,454

Savers Value Village, Inc.(1)	16,277	199,230

		14,574,320
Capital Markets – 0.2%

LPL Financial Holdings, Inc.	814	227,350

Morgan Stanley	900	87,471

MSCI, Inc.	200	96,350

		411,171
Chemicals – 0.1%

Aspen Aerogels, Inc.(1)	11,041	263,328

		263,328

June 30, 2024 (unaudited)	Shares	Value
Commercial Services & Supplies – 0.0%

Montrose Environmental Group, Inc.(1)	1,500	$66,840

		66,840
Consumer Finance – 0.4%

Capital One Financial Corp.	7,033	973,719

		973,719
Containers & Packaging – 0.1%

International Paper Co.	5,000	215,750

		215,750
Diversified Consumer Services – 0.1%

Duolingo, Inc.(1)	1,185	247,274

		247,274
Electrical Equipment – 1.7%

Eaton Corp. PLC	8,119	2,545,712

GE Vernova, Inc.(1)	8,815	1,511,861

		4,057,573
Electronic Equipment, Instruments & Components – 1.9%

Coherent Corp.(1)	3,500	253,610

Fabrinet(1)	900	220,311

Flex Ltd.(1)	95,623	2,819,922

Jabil, Inc.	9,572	1,041,338

		4,335,181
Entertainment – 4.3%

Live Nation Entertainment, Inc.(1)	6,593	618,028

Netflix, Inc.(1)	6,575	4,437,336

Universal Music Group NV (Netherlands)	125,999	3,735,027

Warner Music Group Corp., Class A	39,578	1,213,065

		10,003,456
Financial Services – 4.0%

Corebridge Financial, Inc.	17,557	511,260

Fiserv, Inc.(1)	2,819	420,144

Global Payments, Inc.	10,410	1,006,647

Mastercard, Inc., Class A	8,192	3,613,983

Rocket Cos., Inc., Class A(1)	28,059	384,408

Visa, Inc., Class A	12,917	3,390,325

		9,326,767
Ground Transportation – 4.0%

Uber Technologies, Inc.(1)	127,940	9,298,679

		9,298,679
Health Care Equipment & Supplies – 3.6%

Align Technology, Inc.(1)	3,690	890,877

Boston Scientific Corp.(1)	74,613	5,745,947

Glaukos Corp.(1)	4,616	546,304

Hologic, Inc.(1)	8,606	638,995

Lantheus Holdings, Inc.(1)	2,031	163,069

Penumbra, Inc.(1)	1,500	269,955

Pulmonx Corp.(1)	3,191	20,231

RxSight, Inc.(1)	1,117	67,210

		8,342,588

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Health Care Providers & Services – 0.9%

HealthEquity, Inc.(1)	23,812	$2,052,594

		2,052,594
Hotels, Restaurants & Leisure – 1.9%

Airbnb, Inc., Class A(1)	17,761	2,693,100

Domino’s Pizza, Inc.	2,514	1,298,054

Kura Sushi USA, Inc., Class A(1)	2,664	168,072

Trip.com Group Ltd., ADR(1)	3,734	175,498

		4,334,724
Household Durables – 0.0%

TopBuild Corp.(1)	300	115,581

		115,581
Insurance – 0.9%

Arthur J Gallagher & Co.	6,270	1,625,874

Baldwin Insurance Group, Inc., Class A(1)	15,127	536,554

		2,162,428
Interactive Media & Services – 6.5%

Alphabet, Inc., Class A	63,394	11,547,217

Meta Platforms, Inc., Class A	6,949	3,503,825

		15,051,042
IT Services – 1.6%

Gartner, Inc.(1)	1,831	822,229

MongoDB, Inc.(1)	11,201	2,799,802

		3,622,031
Life Sciences Tools & Services – 2.5%

Bio-Techne Corp.	5,354	383,614

Bruker Corp.	22,945	1,464,120

Chemometec AS (Denmark)	2,531	110,152

Codexis, Inc.(1)	30,200	93,620

Danaher Corp.	6,962	1,739,456

MaxCyte, Inc.(1)	24,276	95,162

Repligen Corp.(1)	843	106,269

Sartorius Stedim Biotech (France)	1,454	237,575

Thermo Fisher Scientific, Inc.	2,679	1,481,487

		5,711,455
Machinery – 1.4%

Chart Industries, Inc.(1)	1,601	231,088

Energy Recovery, Inc.(1)	5,664	75,275

Ingersoll Rand, Inc.	24,623	2,236,753

Westinghouse Air Brake Technologies Corp.	4,273	675,348

		3,218,464
Oil, Gas & Consumable Fuels – 2.4%

Canadian Natural Resources Ltd.	10,100	359,560

Cheniere Energy, Inc.	11,187	1,955,823

Range Resources Corp.	31,564	1,058,341

Reliance Industries Ltd., GDR(3)	29,752	2,219,499

		5,593,223
Personal Care Products – 0.0%

Puig Brands SA, Class B (Spain)(1)	3,511	98,139

		98,139

June 30, 2024 (unaudited)	Shares	Value
Pharmaceuticals – 3.7%

Aclaris Therapeutics, Inc.(1)	4,400	$4,840

Chugai Pharmaceutical Co. Ltd. (Japan)	12,659	451,886

Eli Lilly & Co.	7,194	6,513,304

Teva Pharmaceutical Industries Ltd., ADR(1)	79,811	1,296,929

UCB SA (Belgium)	1,770	262,309

		8,529,268
Professional Services – 3.0%

Equifax, Inc.	11,258	2,729,615

KBR, Inc.	40,900	2,623,326

RELX PLC, ADR	21,793	999,863

UL Solutions, Inc., Class A	14,196	598,929

		6,951,733
Semiconductors & Semiconductor Equipment – 13.4%

Allegro MicroSystems, Inc.(1)	32,700	923,448

ASML Holding NV	3,231	3,304,441

Astera Labs, Inc.(1)	400	24,204

BE Semiconductor Industries NV (Netherlands)	13,675	2,284,813

Micron Technology, Inc.	11,235	1,477,740

NVIDIA Corp.	87,735	10,838,782

NXP Semiconductors NV	9,600	2,583,264

QUALCOMM, Inc.	7,489	1,491,659

SiTime Corp.(1)	12,484	1,552,760

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,356	5,276,176

Universal Display Corp.	5,977	1,256,664

		31,013,951
Software – 15.2%

Autodesk, Inc.(1)	994	245,965

HubSpot, Inc.(1)	3,485	2,055,418

Manhattan Associates, Inc.(1)	5,765	1,422,110

Microsoft Corp.	65,859	29,435,680

Nice Ltd., ADR(1)	4,779	821,845

ServiceNow, Inc.(1)	1,623	1,276,766

Volue ASA (Norway)(1)	25,743	72,196

		35,329,980
Technology Hardware, Storage & Peripherals – 12.2%

Apple, Inc.	133,854	28,192,329

		28,192,329
Textiles, Apparel & Luxury Goods – 0.3%

LVMH Moet Hennessy Louis Vuitton SE (France)	996	764,879

		764,879
Trading Companies & Distributors – 0.8%

Ferguson PLC (United Kingdom)	9,390	1,804,532

		1,804,532

Total Common Stocks (Cost $154,115,514)		231,482,128

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $1,013,235, due 7/1/2024(4)	$1,013,100	$1,013,100

Total Repurchase Agreements (Cost $1,013,100)		1,013,100

June 30, 2024 (unaudited)	Value

Total Investments – 100.2% (Cost $155,128,614)	$232,495,228

Liabilities in excess of other assets – (0.2)%	(492,353)

Total Net Assets – 100.0%	$232,002,875

(1)	Non–income–producing security.
(2)	Fair valued security. See Note 2a in Notes to Financial Statements.
(3)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of the security amounted to $2,219,499, representing 1.0% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$1,027,500	$1,033,368

Legend:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$221,057,564	$10,424,563	*	$1	$231,482,128
Repurchase Agreements	—	1,013,100		—	1,013,100
Total	$221,057,564	$11,437,663		$1	$232,495,228

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$232,495,228

Receivable for investments sold	291,101

Dividends/interest receivable	55,117

Foreign tax reclaims receivable	7,326

Prepaid expenses	3,312

Total Assets	232,852,084

Liabilities

Payable for investments purchased	358,645

Payable for fund shares redeemed	282,788

Investment advisory fees payable	112,518

Distribution fees payable	47,552

Accrued audit fees	13,278

Accrued trustees’ and officers’ fees	2,148

Foreign currency overdraft	178

Accrued expenses and other liabilities	32,102

Total Liabilities	849,209

Total Net Assets	$232,002,875

Net Assets Consist of:

Paid-in capital	$(36,479,623)

Distributable earnings	268,482,498

Total Net Assets	$232,002,875

Investments, at Cost	$155,128,614

Foreign Currency Overdraft, at Cost	$178

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	7,365,659

Net Asset Value Per Share	$31.50

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$599,101

Interest	4,651

Withholding taxes on foreign dividends	(25,400)

Total Investment Income	578,352

Expenses

Investment advisory fees	704,395

Distribution fees	298,040

Professional fees	42,779

Trustees’ and officers’ fees	36,076

Custodian and accounting fees	27,904

Administrative fees	26,092

Shareholder reports	8,572

Transfer agent fees	7,511

Other expenses	6,847

Total Expenses	1,158,216

Net Investment Income/(Loss)	(579,864)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	51,003,175

Net realized gain/(loss) from foreign currency transactions	141

Net change in unrealized appreciation/(depreciation) on investments	557,954

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(31)

Net Gain on Investments and Foreign Currency Transactions	51,561,239

Net Increase in Net Assets Resulting From Operations	$50,981,375

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$(579,864)	$(809,720)

Net realized gain/(loss) from investments and foreign currency transactions	51,003,316	48,476,880

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	557,923	47,904,081

Net Increase in Net Assets Resulting from Operations	50,981,375	95,571,241

Capital Share Transactions

Proceeds from sales of shares	115,336	902,641

Cost of shares redeemed	(66,012,205)	(103,158,755)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(65,896,869)	(102,256,114)

Net Decrease in Net Assets	(14,915,494)	(6,684,873)

Net Assets

Beginning of period	246,918,369	253,603,242

End of period	$232,002,875	$246,918,369

Other Information:

Shares

Sold	4,071	43,185

Redeemed	(2,320,667)	(4,737,816)

Net Decrease	(2,316,596)	(4,694,631)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$25.50	$(0.07)	$6.07	$6.00	$31.50	23.53%	(4)

Year Ended 12/31/23	17.64	(0.07)	7.93	7.86	25.50	44.56%

Year Ended 12/31/22	26.23	(0.05)	(8.54)	(8.59)	17.64	(32.75)%

Year Ended 12/31/21	21.57	(0.08)	4.74	4.66	26.23	21.60%

Year Ended 12/31/20	16.50	(0.03)	5.10	5.07	21.57	30.73%

Year Ended 12/31/19	12.51	0.00 (5)	3.99	3.99	16.50	31.89%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$232,003	0.97%	(4)	0.97%	(4)	(0.48)%	(4)	(0.48)%	(4)	25%	(4)

246,918	0.96%		0.96%		(0.31)%		(0.31)%		98%

253,603	0.93%		0.93%		(0.25)%		(0.25)%		31%

348,302	0.91%		0.91%		(0.34)%		(0.34)%		21%

339,890	1.00%		1.00%		(0.18)%		(0.18)%		20%

349,921	1.00%		1.00%		0.01%		0.01%		44%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had one security classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/

discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $298,040 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $59,968,362 and $127,166,544, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees

14

recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the

15

reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•

The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s

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performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

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Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 99.1%

Aerospace & Defense – 2.7%

L3Harris Technologies, Inc.	16,175	$3,632,581

		3,632,581
Automobile Components – 1.1%

Aptiv PLC(1)	20,700	1,457,694

		1,457,694
Banks – 3.0%

Fifth Third Bancorp	74,063	2,702,559

Regions Financial Corp.	65,677	1,316,167

		4,018,726
Beverages – 3.0%

Keurig Dr Pepper, Inc.	120,591	4,027,739

		4,027,739
Building Products – 3.1%

Carlisle Cos., Inc.	10,010	4,056,152

		4,056,152
Capital Markets – 2.4%

Jefferies Financial Group, Inc.	63,505	3,160,009

		3,160,009
Chemicals – 2.4%

Ashland, Inc.	9,238	872,899

Huntsman Corp.	60,486	1,377,266

RPM International, Inc.	8,620	928,201

		3,178,366
Commercial Services & Supplies – 2.8%

Republic Services, Inc.	19,265	3,743,960

		3,743,960
Construction & Engineering – 2.4%

API Group Corp.(1)	39,829	1,498,765

MasTec, Inc.(1)	15,872	1,698,146

		3,196,911
Construction Materials – 2.7%

Vulcan Materials Co.	14,517	3,610,088

		3,610,088
Containers & Packaging – 2.9%

AptarGroup, Inc.	7,906	1,113,244

Graphic Packaging Holding Co.	106,186	2,783,135

		3,896,379
Distributors – 2.4%

LKQ Corp.	76,991	3,202,056

		3,202,056
Electric Utilities – 4.5%

American Electric Power Co., Inc.	35,442	3,109,681

FirstEnergy Corp.	75,777	2,899,986

		6,009,667
Energy Equipment & Services – 1.5%

Baker Hughes Co.	40,444	1,422,416

NOV, Inc.	27,517	523,098

		1,945,514

June 30, 2024 (unaudited)	Shares	Value
Financial Services – 2.1%

Euronet Worldwide, Inc.(1)	26,329	$2,725,051

Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		2,725,051
Ground Transportation – 1.2%

Knight-Swift Transportation Holdings, Inc.	32,942	1,644,465

		1,644,465
Health Care Equipment & Supplies – 3.4%

Alcon, Inc.	23,426	2,086,788

Zimmer Biomet Holdings, Inc.	22,691	2,462,654

		4,549,442
Health Care Providers & Services – 3.2%

Humana, Inc.	4,188	1,564,846

Labcorp Holdings, Inc.	13,344	2,715,638

		4,280,484
Hotels, Restaurants & Leisure – 1.3%

Wendy’s Co.	39,142	663,849

Yum China Holdings, Inc.	32,392	998,969

		1,662,818
Household Products – 4.3%

Church & Dwight Co., Inc.	24,387	2,528,444

Reynolds Consumer Products, Inc.	112,282	3,141,650

		5,670,094
Insurance – 10.3%

Allstate Corp.	21,560	3,442,269

Arch Capital Group Ltd.(1)	43,027	4,340,994

Axis Capital Holdings Ltd.	8,381	592,118

Brown & Brown, Inc.	34,924	3,122,555

Loews Corp.	27,865	2,082,630

		13,580,566
IT Services – 1.0%

Amdocs Ltd.	16,902	1,333,906

		1,333,906
Life Sciences Tools & Services – 2.3%

Charles River Laboratories International, Inc.(1)	11,246	2,323,199

Qiagen NV(1)	17,912	736,004

		3,059,203
Machinery – 2.2%

Donaldson Co., Inc.	12,075	864,087

Gates Industrial Corp. PLC(1)	104,549	1,652,920

Toro Co.	4,300	402,093

		2,919,100
Metals & Mining – 1.6%

Freeport-McMoRan, Inc.	44,509	2,163,137

		2,163,137
Mortgage REITs – 2.1%

Annaly Capital Management, Inc.	146,744	2,796,941

		2,796,941

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Office REITs – 1.8%

BXP, Inc.	37,538	$2,310,839

		2,310,839
Oil, Gas & Consumable Fuels – 4.3%

Devon Energy Corp.	23,997	1,137,458

EOG Resources, Inc.	16,280	2,049,164

Targa Resources Corp.	6,621	852,652

Valero Energy Corp.	10,850	1,700,846

		5,740,120
Professional Services – 3.9%

Dun & Bradstreet Holdings, Inc.	143,197	1,326,004

Jacobs Solutions, Inc.	27,078	3,783,068

		5,109,072
Real Estate Management & Development – 3.3%

CBRE Group, Inc., Class A(1)	49,340	4,396,687

		4,396,687
Semiconductors & Semiconductor Equipment – 3.3%

ON Semiconductor Corp.(1)	20,960	1,436,808

Teradyne, Inc.	19,652	2,914,195

		4,351,003
Software – 0.3%

Informatica, Inc., Class A(1)	10,526	325,043

		325,043
Specialized REITs – 4.0%

CubeSmart	36,625	1,654,351

Gaming & Leisure Properties, Inc.	45,902	2,075,230

Weyerhaeuser Co.	54,906	1,558,781

		5,288,362
Specialty Retail – 0.8%

Foot Locker, Inc.	24,556	611,935

RH(1)	2,053	501,836

		1,113,771
Trading Companies & Distributors – 3.7%

AerCap Holdings NV	51,877	4,834,936

		4,834,936
Water Utilities – 1.8%

American Water Works Co., Inc.	18,142	2,343,221

		2,343,221

Total Common Stocks (Cost $95,372,571)		131,334,103
Warrants – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	0

Total Warrants (Cost $0)		0
Rights – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)	38,465	0

Total Rights (Cost $0)		0

June 30, 2024 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.9%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $1,257,881, due 7/1/2024(4)	$1,257,713	$1,257,713

Total Repurchase Agreements (Cost $1,257,713)		1,257,713

Total Investments – 100.0% (Cost $96,630,284)		132,591,816

Liabilities in excess of other assets – (0.0)%		(33,955)

Total Net Assets – 100.0%		$132,557,861

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00
Pershing Square Tontine Holdings Ltd.	38,465	0	0	12/19/2023	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$1,275,600	$1,282,895

Legend:

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$131,334,103	$0	$—	$131,334,103
Warrants	—	0	—	0
Rights	—	0	—	0
Repurchase Agreements	—	1,257,713	—	1,257,713
Total	$131,334,103	$1,257,713	$—	$132,591,816

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$132,591,816

Dividends/interest receivable	253,720

Receivable for investments sold	158,882

Foreign tax reclaims receivable	5,623

Reimbursement receivable from adviser	4,321

Prepaid expenses	1,762

Total Assets	133,016,124

Liabilities

Payable for investments purchased	212,920

Payable for fund shares redeemed	92,939

Investment advisory fees payable	78,013

Distribution fees payable	27,580

Accrued audit fees	14,298

Accrued custodian and accounting fees	5,220

Accrued trustees’ and officers’ fees	1,820

Accrued expenses and other liabilities	25,473

Total Liabilities	458,263

Total Net Assets	$132,557,861

Net Assets Consist of:

Paid-in capital	$(1,039,372)

Distributable earnings	133,597,233

Total Net Assets	$132,557,861

Investments, at Cost	$96,630,284

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	6,503,713

Net Asset Value Per Share	$20.38

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,453,124

Interest	10,636

Withholding taxes on foreign dividends	(962)

Total Investment Income	1,462,798

Expenses

Investment advisory fees	510,151

Distribution fees	181,078

Professional fees	32,061

Trustees’ and officers’ fees	22,499

Administrative fees	20,220

Custodian and accounting fees	18,561

Transfer agent fees	7,131

Shareholder reports	3,234

Other expenses	4,733

Total Expenses	799,668

Less: Fees waived	(17,411)

Total Expenses, Net	782,257

Net Investment Income/(Loss)	680,541

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	11,435,330

Net change in unrealized appreciation/(depreciation) on investments	(2,838,456)

Net Gain on Investments	8,596,874

Net Increase in Net Assets Resulting From Operations	$9,277,415

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$680,541	$1,576,739

Net realized gain/(loss) from investments	11,435,330	10,762,512

Net change in unrealized appreciation/(depreciation) on investments	(2,838,456)	1,872,796

Net Increase in Net Assets Resulting from Operations	9,277,415	14,212,047

Capital Share Transactions

Proceeds from sales of shares	1,558,005	11,958,943

Cost of shares redeemed	(32,083,363)	(46,224,201)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,525,358)	(34,265,258)

Net Decrease in Net Assets	(21,247,943)	(20,053,211)

Net Assets

Beginning of period	153,805,804	173,859,015

End of period	$132,557,861	$153,805,804

Other Information:

Shares

Sold	81,752	680,437

Redeemed	(1,605,939)	(2,553,606)

Net Decrease	(1,524,187)	(1,873,169)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$19.16	$0.09	$1.13	$1.22	$20.38	6.37%	(4)

Year Ended 12/31/23	17.56	0.17	1.43	1.60	19.16	9.11%

Year Ended 12/31/22	18.45	0.14	(1.03)	(0.89)	17.56	(4.82)%

Year Ended 12/31/21	14.32	0.05	4.08	4.13	18.45	28.84%

Year Ended 12/31/20	13.93	0.09	0.30	0.39	14.32	2.80%

Year Ended 12/31/19	10.28	0.10	3.55	3.65	13.93	35.51%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$132,558	1.08%	(4)	1.10%	(4)	0.94%	(4)	0.92%	(4)	7%	(4)

153,806	1.08%		1.08%		0.97%		0.97%		23%

173,859	1.05%		1.05%		0.83%		0.83%		24%

237,063	1.05%		1.05%		0.32%		0.32%		31%

244,930	1.06%		1.11%		0.70%		0.65%		56%

235,342	1.00%		1.10%		0.83%		0.73%		37%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% from $100 to $300 million, 0.62% from $300 to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $17,411.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $181,078 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $10,114,685 and $41,076,711, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Investments. As of June 30, 2024, the Fund held three illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit

Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative

14

capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also

15

considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

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•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the
Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

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Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

18

1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 100.2%

Aerospace & Defense – 1.5%

L3Harris Technologies, Inc.	4,268	$958,508

		958,508
Biotechnology – 2.9%

Argenx SE, ADR(1)	1,143	491,536

Ascendis Pharma AS, ADR(1)	3,044	415,141

Sarepta Therapeutics, Inc.(1)	2,860	451,880

Vaxcyte, Inc.(1)	5,514	416,362

		1,774,919
Capital Markets – 2.9%

Cboe Global Markets, Inc.	1,913	325,325

Charles Schwab Corp.	7,511	553,485

LPL Financial Holdings, Inc.	3,373	942,079

		1,820,889
Chemicals – 1.3%

Corteva, Inc.	14,780	797,233

		797,233
Commercial Services & Supplies – 5.6%

Cimpress PLC(1)	7,375	646,124

Clean Harbors, Inc.(1)	2,744	620,556

RB Global, Inc.	9,229	704,726

Rentokil Initial PLC (United Kingdom)	39,682	231,378

Rentokil Initial PLC, ADR	19,734	585,113

Veralto Corp.	6,917	660,366

		3,448,263
Construction & Engineering – 0.8%

API Group Corp.(1)	13,639	513,236

		513,236
Consumer Staples Distribution & Retail – 0.7%

Dollar Tree, Inc.(1)	3,860	412,132

		412,132
Electric Utilities – 1.9%

Alliant Energy Corp.	22,733	1,157,110

		1,157,110
Electrical Equipment – 1.9%

Sensata Technologies Holding PLC	32,098	1,200,144

		1,200,144
Electronic Equipment, Instruments & Components – 5.1%

Flex Ltd.(1)	50,556	1,490,897

TE Connectivity Ltd.	2,858	429,929

Teledyne Technologies, Inc.(1)	3,231	1,253,563

		3,174,389
Entertainment – 2.2%

Liberty Media Corp.-Liberty Formula One, Class A(1)	2,177	139,829

Liberty Media Corp.-Liberty Formula One, Class C(1)	16,735	1,202,242

		1,342,071

June 30, 2024 (unaudited)	Shares	Value
Financial Services – 4.0%

Fidelity National Information Services, Inc.	7,024	$529,329

Global Payments, Inc.	4,005	387,283

WEX, Inc.(1)	8,873	1,571,763

		2,488,375

Ground Transportation – 3.4%

JB Hunt Transport Services, Inc.	8,088	1,294,080

TFI International, Inc.	5,745	833,944

		2,128,024
Health Care Equipment & Supplies – 8.8%

Boston Scientific Corp.(1)	31,095	2,394,626

Cooper Cos., Inc.	6,333	552,871

Dentsply Sirona, Inc.	13,868	345,452

ICU Medical, Inc.(1)	4,073	483,668

Teleflex, Inc.	8,136	1,711,245

		5,487,862
Hotels, Restaurants & Leisure – 2.5%

Aramark	25,603	871,014

DoorDash, Inc., Class A(1)	3,537	384,755

Entain PLC (United Kingdom)	37,229	294,748

		1,550,517
Insurance – 5.8%

Intact Financial Corp. (Canada)	10,387	1,731,179

Ryan Specialty Holdings, Inc.	7,179	415,736

W.R. Berkley Corp.	18,879	1,483,512

		3,630,427
Interactive Media & Services – 0.4%

Ziff Davis, Inc.(1)	4,034	222,072

		222,072
IT Services – 6.1%

Amdocs Ltd.	15,241	1,202,820

GoDaddy, Inc., Class A(1)	18,450	2,577,649

		3,780,469
Life Sciences Tools & Services – 4.8%

Avantor, Inc.(1)	33,505	710,306

Illumina, Inc.(1)	2,375	247,903

Revvity, Inc.	13,255	1,389,919

Waters Corp.(1)	2,192	635,943

		2,984,071
Machinery – 4.5%

Fortive Corp.	12,248	907,577

Ingersoll Rand, Inc.	9,142	830,459

Westinghouse Air Brake Technologies Corp.	6,704	1,059,567

		2,797,603
Multi-Utilities – 2.4%

Ameren Corp.	10,824	769,695

DTE Energy Co.	6,258	694,700

		1,464,395

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Passenger Airlines – 1.4%

Ryanair Holdings PLC, ADR	7,261	$845,471

		845,471
Pharmaceuticals – 0.4%

Catalent, Inc.(1)	4,764	267,880

		267,880
Professional Services – 6.5%

Broadridge Financial Solutions, Inc.	5,541	1,091,577

Dayforce, Inc.(1)	11,586	574,665

SS&C Technologies Holdings, Inc.	27,525	1,724,992

TransUnion	6,417	475,885

UL Solutions, Inc., Class A	3,244	136,864

		4,003,983
Semiconductors & Semiconductor Equipment – 7.7%

KLA Corp.	974	803,073

Lam Research Corp.	404	430,199

Microchip Technology, Inc.	7,332	670,878

NXP Semiconductors NV	5,946	1,600,009

ON Semiconductor Corp.(1)	18,553	1,271,808

		4,775,967
Software – 7.0%

AppLovin Corp., Class A(1)	3,885	323,310

Constellation Software, Inc. (Canada)	1,106	3,186,813

Dynatrace, Inc.(1)	7,445	333,089

Nice Ltd., ADR(1)	1,288	221,497

Topicus.com, Inc. (Canada)	2,992	255,886

		4,320,595
Specialized REITs – 1.4%

Lamar Advertising Co., Class A	7,245	865,995

		865,995
Specialty Retail – 2.7%

Burlington Stores, Inc.(1)	2,300	552,000

CarMax, Inc.(1)	11,370	833,876

Wayfair, Inc., Class A(1)	5,336	281,367

		1,667,243
Textiles, Apparel & Luxury Goods – 1.5%

Gildan Activewear, Inc.	24,324	922,366

		922,366
Trading Companies & Distributors – 2.1%

Ferguson PLC	6,774	1,311,785

		1,311,785

Total Common Stocks (Cost $44,446,830)		62,113,994

June 30, 2024 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $113,130, due 7/1/2024(2)	$113,115	$113,115

Total Repurchase Agreements (Cost $113,115)		113,115

Total Investments – 100.4% (Cost $44,559,945)		62,227,109

Liabilities in excess of other assets – (0.4)%		(251,277)

Total Net Assets – 100.0%		$61,975,832

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$114,800	$115,533

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1 Level 2			Level 3	Total
Common Stocks	$61,587,868	$526,126	*	$—	$62,113,994
Repurchase Agreements	—	113,115		—	113,115
Total	$61,587,868	$639,241		$—	$62,227,109

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$62,227,109

Foreign currency, at value	7,809

Dividends/interest receivable	34,695

Receivable for investments sold	24,824

Reimbursement receivable from adviser	11,305

Prepaid expenses	891

Total Assets	62,306,633

Liabilities

Payable for investments purchased	165,564

Payable for fund shares redeemed	80,433

Investment advisory fees payable	41,328

Distribution fees payable	12,915

Accrued audit fees	12,095

Accrued trustees’ and officers’ fees	1,298

Accrued custodian and accounting fees	319

Accrued expenses and other liabilities	16,849

Total Liabilities	330,801

Total Net Assets	$61,975,832

Net Assets Consist of:
Paid-in capital	$(13,528,323)
Distributable earnings	75,504,155

Total Net Assets	$61,975,832

Investments, at Cost	$44,559,945

Foreign Currency, at Cost	$7,801

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	2,609,310

Net Asset Value Per Share	$23.75

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$316,964

Interest	4,661

Withholding taxes on foreign dividends	(9,163)

Total Investment Income	312,462

Expenses

Investment advisory fees	277,455

Distribution fees	86,705

Professional fees	23,340

Custodian and accounting fees	20,336

Administrative fees	15,044

Trustees’ and officers’ fees	11,453

Transfer agent fees	5,944

Shareholder reports	2,594

Other expenses	2,406

Total Expenses	445,277

Less: Fees waived	(67,245)

Total Expenses, Net	378,032

Net Investment Income/(Loss)	(65,570)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	6,649,301

Net realized gain/(loss) from foreign currency transactions	(331)

Net change in unrealized appreciation/(depreciation) on investments	(2,772,013)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	192

Net Gain on Investments and Foreign Currency Transactions	3,877,149

Net Increase in Net Assets Resulting From Operations	$3,811,579

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$(65,570)	$(91,156)

Net realized gain/(loss) from investments and foreign currency transactions	6,648,970	5,905,684

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,771,821)	7,980,691

Net Increase in Net Assets Resulting from Operations	3,811,579	13,795,219

Capital Share Transactions

Proceeds from sales of shares	496,475	8,918,254

Cost of shares redeemed	(20,302,905)	(33,162,416)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,806,430)	(24,244,162)

Net Decrease in Net Assets	(15,994,851)	(10,448,943)

Net Assets

Beginning of period	77,970,683	88,419,626

End of period	$61,975,832	$77,970,683

Other Information:

Shares

Sold	21,121	444,103

Redeemed	(864,690)	(1,572,013)

Net Decrease	(843,569)	(1,127,910)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss (1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$22.58	$(0.02)		$1.19	$1.17	$23.75	5.18%	(4)

Year Ended 12/31/23	19.30	(0.02)	(5)	3.30	3.28	22.58	16.99%

Year Ended 12/31/22	23.32	(0.06)		(3.96)	(4.02)	19.30	(17.24)%

Year Ended 12/31/21	19.91	(0.05)		3.46	3.41	23.32	17.13%

Year Ended 12/31/20	16.71	(0.04)		3.24	3.20	19.91	19.15%

Year Ended 12/31/19	12.27	(0.01)		4.45	4.44	16.71	36.19%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$61,976	1.09%	(4)	1.28%	(4)	(0.19)%	(4)	(0.38)%	(4)	6%	(4)

77,971	1.09%		1.24%		(0.11)%	(5)	(0.26)%	(5)	19%

88,420	1.10%		1.21%		(0.29)%		(0.40)%		16%

123,102	1.10%		1.17%		(0.24)%		(0.31)%		10%

130,558	1.10%		1.23%		(0.25)%		(0.38)%		19%

125,058	1.10%		1.26%		(0.07)%		(0.23)%		10%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Loss per share would have been $(0.04), the Net Ratio of Net Investment Loss to Average Net Assets would have been (0.17)%, and the Gross Ratio of Net Investment Loss to Average Net Assets would have been (0.32)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% from $100 to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $67,245.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”). Janus is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $86,705 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $4,128,057 and $23,873,227, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative

14

capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in

16

the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

17

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

18

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Multi-Sector Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Multi-Sector Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 17.6%

Federal Home Loan Mortgage Corp. 2.50% due 9/1/2052	$3,500,767	$2,863,455
3.50% due 6/1/2052	2,851,866	2,524,500
4.00% due 10/1/2037	377,321	362,684
4.00% due 6/1/2052	3,964,548	3,627,711
4.50% due 9/1/2052	454,067	428,277
5.00% due 12/1/2052	996,981	964,601
5.50% due 9/1/2053	2,103,712	2,077,817
6.00% due 10/1/2053	2,150,902	2,156,039

Federal National Mortgage Association 2.50% due 5/1/2052	1,163,846	951,969
3.00% due 7/1/2051	1,703,296	1,448,224
3.00% due 3/1/2052	3,778,370	3,214,463
3.00% due 5/1/2052	2,053,170	1,747,845
3.50% due 6/1/2052	4,635,521	4,103,408
3.50% due 10/1/2052	1,852,866	1,639,745
3.50% due 11/1/2052	1,764,962	1,561,679
4.00% due 10/1/2052	2,367,453	2,166,309
4.00% due 12/1/2052	1,206,686	1,104,163
4.50% due 10/1/2053	2,346,582	2,211,389
5.00% due 2/1/2053	345,330	333,901
6.00% due 9/1/2053	332,954	333,782

Total Agency Mortgage–Backed Securities (Cost $36,868,685)		35,821,961
Asset–Backed Securities – 20.1%

AIMCO CLO Series 2017-AA, Class DR 8.736% (3 mo. USD Term SOFR + 3.41%) due 4/20/2034(1)(2)	1,800,000	1,793,700

Allegro CLO VI Ltd. Series 2017-2A, Class B 7.079% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	998,700

Anchorage Capital CLO 17 Ltd. Series 2021-17A, Class A1 6.76% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	1,500,000	1,498,950

Ares XXXIV CLO Ltd. Series 2015-2A, Class BR2 7.179% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	300,000	300,150

Barings CLO Ltd. Series 2020-1A, Class AR 6.74% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	1,350,000	1,351,025

Battalion CLO X Ltd. Series 2016-10A, Class A1R2 6.755% (3 mo. USD Term SOFR + 1.43%) due 1/25/2035(1)(2)	1,500,000	1,499,661

June 30, 2024 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Battery Park CLO II Ltd. Series 2022-1A, Class A1 7.535% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	$1,800,000	$1,806,660

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 7.336% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	600,000	599,460

CarMax Auto Owner Trust Series 2020-4, Class B 0.85% due 6/15/2026	1,250,000	1,220,660

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.835% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,400,000	1,402,166

CIFC Funding Ltd. Series 2013-4A, Class BRR 7.187% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	1,200,000	1,198,920

DB Master Finance LLC Series 2021-1A, Class A2II 2.493% due 11/20/2051(1)	926,250	814,165

Dryden 80 CLO Ltd. Series 2019-80A, Class AR 6.567% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	1,700,000	1,697,790

Elmwood CLO IX Ltd. Series 2021-2A, Class C 7.486% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	1,000,000	997,000

Greywolf CLO II Ltd. Series 2013-1A, Class C2RR 9.789% (3 mo. USD Term SOFR + 4.46%) due 4/15/2034(1)(2)	2,400,000	2,348,333

Hyundai Auto Receivables Trust Series 2021-A, Class A3 0.38% due 9/15/2025	64,569	64,434

ICG U.S. CLO Ltd. Series 2018-2A, Class B 7.336% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	1,000,000	1,002,343
Series 2022-1A, Class A1 6.865% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,300,000	1,299,480

KKR CLO 38 Ltd. Series 38A, Class A1 6.649% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,500,000	1,499,652

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Madison Park Funding XXIII Ltd. Series 2017-23A, Class BR 7.137% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	$1,150,000	$1,149,310

Marble Point CLO XVIII Ltd. Series 2020-2A, Class A1R 6.80% (3 mo. USD Term SOFR + 1.47%) due 10/15/2034(1)(2)	1,500,000	1,498,350

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.887% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	900,000	900,360

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class BR3 7.033% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(1)(2)	1,400,000	1,400,000

Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class A 6.649% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	1,400,000	1,402,100

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,000,000	996,752

Octagon Investment Partners 50 Ltd. Series 2020-4A, Class DR 8.74% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	400,000	390,800

OHA Credit Funding 2 Ltd. Series 2019-2A, Class CR 7.786% (3 mo. USD Term SOFR + 2.46%) due 4/21/2034(1)(2)	1,800,000	1,795,860

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	700,000	702,469

RRX 6 Ltd. Series 2021-6A, Class A1 6.78% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,300,000	1,299,350

TCW CLO Ltd. Series 2021-1A, Class A 6.756% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	1,500,000	1,500,450

TIAA CLO IV Ltd. Series 2018-1A, Class A2 7.286% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,520,000	1,518,632

June 30, 2024 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Series 2018-1A, Class A2R 7.075% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	$1,520,000	$1,520,000

Trinitas CLO XVI Ltd. Series 2021-16A, Class A1 6.766% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	1,200,000	1,199,160

World Omni Auto Receivables Trust Series 2022-C, Class A2 3.73% due 3/16/2026	174,055	173,739

Total Asset–Backed Securities (Cost $40,738,462)		40,840,581
Corporate Bonds & Notes – 28.9%
Advertising – 0.5%

Neptune Bidco U.S., Inc. 9.29% due 4/15/2029(1)	550,000	526,592

Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25% due 1/15/2029(1)	500,000	455,535

		982,127
Aerospace & Defense – 0.9%

Bombardier, Inc. 7.875% due 4/15/2027(1)	247,000	247,773

L3Harris Technologies, Inc. 5.35% due 6/1/2034	300,000	297,804

RTX Corp. 5.75% due 1/15/2029	800,000	821,056
6.10% due 3/15/2034	500,000	526,500

		1,893,133
Apparel – 0.3%

Tapestry, Inc. 7.35% due 11/27/2028	500,000	518,775

		518,775
Auto Manufacturers – 0.5%

Hyundai Capital America 5.30% due 6/24/2029(1)	1,000,000	995,370

		995,370
Auto Parts & Equipment – 0.9%

Adient Global Holdings Ltd. 8.25% due 4/15/2031(1)	1,050,000	1,093,837

American Axle & Manufacturing, Inc. 5.00% due 10/1/2029	800,000	732,608

		1,826,445
Beverages – 0.9%

Anheuser-Busch InBev Worldwide, Inc. 4.95% due 1/15/2042	300,000	281,247

PepsiCo, Inc. 3.90% due 7/18/2032	1,600,000	1,493,728

		1,774,975

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS – GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Biotechnology – 0.0%

Gilead Sciences, Inc. 5.55% due 10/15/2053	$100,000	$99,820

		99,820
Building Materials – 0.4%

Carrier Global Corp. 3.377% due 4/5/2040	200,000	154,878

CRH America Finance, Inc. 5.40% due 5/21/2034	700,000	693,105

		847,983
Chemicals – 0.2%

Nutrien Ltd. 5.40% due 6/21/2034	400,000	394,292

		394,292
Commercial Banks – 5.9%

AIB Group PLC 5.871% (5.871% fixed rate until 3/28/2034; 1 day USD SOFR + 1.91% thereafter) due 3/28/2035(1)(2)	400,000	397,484

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	500,000	411,570
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	1,700,000	1,637,644

BNP Paribas SA 5.497% (5.497% fixed rate until 5/20/2029; 1 day USD SOFR + 1.59% thereafter) due 5/20/2030(1)(2)	600,000	597,696

Comerica, Inc. 5.982% (5.982% fixed rate until 1/30/2029; 1 day USD SOFR + 2.16% thereafter) due 1/30/2030(2)	700,000	689,857

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(2)	1,900,000	1,753,244

JPMorgan Chase & Co. 4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	600,000	578,508
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	300,000	298,461
5.581% (5.581% fixed rate until 4/22/2029; 1 day USD SOFR + 1.16% thereafter) due 4/22/2030(2)	500,000	507,920

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Lloyds Banking Group PLC 3.574% (3.574% fixed rate until 11/7/2027; 3 mo. USD Term SOFR + 1.47% thereafter) due 11/7/2028(2)	$800,000	$752,568

Mitsubishi UFJ Financial Group, Inc. 5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	700,000	698,320

Morgan Stanley 2.239% (2.239% fixed rate until 7/21/2031; 1 day USD SOFR + 1.18% thereafter) due 7/21/2032(2)	600,000	490,836
5.173% (5.173% fixed rate until 1/16/2029; 1 day USD SOFR + 1.45% thereafter) due 1/16/2030(2)	600,000	598,194

NatWest Group PLC 5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT rate + 1.95% thereafter) due 9/13/2029(2)	900,000	911,466

Truist Bank 2.636% (2.636% fixed rate until 9/17/2024; 5 yr. CMT rate + 1.15% thereafter) due 9/17/2029(2)	500,000	489,765

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(2)	1,400,000	1,241,226

		12,054,759
Commercial Services – 0.4%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% due 3/1/2029(1)	800,000	732,608

		732,608
Cosmetics & Personal Care – 0.7%

Estee Lauder Cos., Inc. 4.65% due 5/15/2033	300,000	289,671

Haleon U.S. Capital LLC 3.625% due 3/24/2032	500,000	447,635

Kenvue, Inc. 4.90% due 3/22/2033	600,000	593,250

		1,330,556
Diversified Financial Services – 0.5%

Charles Schwab Corp. 6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	520,730

Jefferies Financial Group, Inc. 6.20% due 4/14/2034	400,000	405,368

		926,098

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Electric – 1.8%

DTE Energy Co. 5.85% due 6/1/2034	$1,000,000	$1,014,560

Public Service Co. of Colorado 5.75% due 5/15/2054	200,000	197,700

Public Service Electric & Gas Co. 5.45% due 8/1/2053	100,000	98,519

Public Service Enterprise Group, Inc. 5.45% due 4/1/2034	700,000	694,260

Vistra Operations Co. LLC 6.00% due 4/15/2034(1)	400,000	400,440

Wisconsin Public Service Corp. 2.85% due 12/1/2051	100,000	61,753

Xcel Energy, Inc. 5.50% due 3/15/2034	1,300,000	1,280,760

		3,747,992
Electronics – 0.6%

Honeywell International, Inc. 1.95% due 6/1/2030	400,000	340,960
4.875% due 9/1/2029	800,000	801,000

		1,141,960
Entertainment – 0.8%

Caesars Entertainment, Inc. 8.125% due 7/1/2027(1)	500,000	510,215

Cinemark USA, Inc. 5.25% due 7/15/2028(1)	250,000	238,843

Light & Wonder International, Inc. 7.00% due 5/15/2028(1)	500,000	502,540

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125% due 2/15/2031(1)	450,000	466,587

		1,718,185
Environmental Control – 1.0%

Waste Management, Inc. 4.15% due 4/15/2032	1,600,000	1,507,584
4.95% due 7/3/2031	500,000	496,625

		2,004,209
Food – 0.4%

B&G Foods, Inc. 5.25% due 9/15/2027	550,000	510,174

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	364,000	362,002

		872,176
Gas – 0.1%

CenterPoint Energy Resources Corp. 5.40% due 3/1/2033	200,000	199,892

		199,892

June 30, 2024 (unaudited)	Principal Amount	Value
Healthcare-Services – 0.9%

CHS/Community Health Systems, Inc. 5.25% due 5/15/2030(1)	$500,000	$412,550

Elevance Health, Inc. 2.25% due 5/15/2030	300,000	256,992
4.75% due 2/15/2033	400,000	386,112
5.125% due 2/15/2053	100,000	92,004

HCA, Inc. 5.25% due 6/15/2026	300,000	298,824
5.50% due 6/15/2047	300,000	276,906
5.60% due 4/1/2034	200,000	198,706

		1,922,094
Insurance – 0.5%

Aon North America, Inc. 5.45% due 3/1/2034	300,000	298,665

Assurant, Inc. 3.70% due 2/22/2030	400,000	361,740

Chubb INA Holdings LLC 5.00% due 3/15/2034	400,000	396,308

		1,056,713
Internet – 0.3%

Amazon.com, Inc. 4.80% due 12/5/2034	600,000	595,734

		595,734
Leisure Time – 0.8%

Carnival Holdings Bermuda Ltd. 10.375% due 5/1/2028(1)	500,000	541,465

Royal Caribbean Cruises Ltd. 7.25% due 1/15/2030(1)	500,000	517,735

VOC Escrow Ltd. 5.00% due 2/15/2028(1)	500,000	484,840

		1,544,040
Lodging – 0.2%

Station Casinos LLC 4.50% due 2/15/2028(1)	500,000	470,205

		470,205
Machinery – Diversified – 0.3%

John Deere Capital Corp. 5.10% due 4/11/2034	400,000	398,780
Series I 5.15% due 9/8/2033	300,000	300,723

		699,503
Media – 0.8%

Charter Communications Operating LLC/Charter Communications Operating Capital 6.10% due 6/1/2029	600,000	602,202

Comcast Corp. 2.65% due 2/1/2030	700,000	619,682
3.75% due 4/1/2040	200,000	162,524
5.35% due 5/15/2053	200,000	191,620

		1,576,028

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Oil & Gas – 1.1%

BP Capital Markets America, Inc. 4.812% due 2/13/2033	$1,000,000	$969,580

Cenovus Energy, Inc. 2.65% due 1/15/2032	500,000	413,640

Comstock Resources, Inc. 6.75% due 3/1/2029(1)	500,000	484,505

Diamondback Energy, Inc. 5.75% due 4/18/2054	300,000	290,676

		2,158,401
Packaging & Containers – 0.6%

Berry Global, Inc. 5.80% due 6/15/2031(1)	400,000	400,064

Packaging Corp. of America 5.70% due 12/1/2033	900,000	914,625

		1,314,689
Pharmaceuticals – 2.7%

AbbVie, Inc. 4.05% due 11/21/2039	400,000	347,112
5.05% due 3/15/2034	700,000	697,837
5.40% due 3/15/2054	300,000	296,832

Astrazeneca Finance LLC 5.00% due 2/26/2034	600,000	596,532

AstraZeneca PLC 6.45% due 9/15/2037	400,000	445,112

Becton Dickinson & Co. 4.298% due 8/22/2032	200,000	187,466

Cigna Group 5.40% due 3/15/2033	600,000	602,094

CVS Health Corp. 5.30% due 6/1/2033	600,000	585,834

Eli Lilly & Co. 4.70% due 2/9/2034	500,000	490,220

Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125% due 4/30/2031(1)	550,000	493,823

Takeda Pharmaceutical Co. Ltd. 5.30% due 7/5/2034	700,000	695,989

		5,438,851
Pipelines – 0.5%

Enterprise Products Operating LLC 4.85% due 1/31/2034	400,000	388,496
4.85% due 3/15/2044	200,000	180,380

MPLX LP 5.50% due 6/1/2034	400,000	393,892

		962,768
Real Estate Investment Trusts – 0.8%

American Homes 4 Rent LP 5.50% due 7/15/2034	200,000	197,044

AvalonBay Communities, Inc. 5.35% due 6/1/2034	300,000	300,042

Crown Castle, Inc. 3.30% due 7/1/2030	400,000	356,592
5.80% due 3/1/2034	200,000	201,992

Extra Space Storage LP 5.40% due 2/1/2034	500,000	489,385

		1,545,055

June 30, 2024 (unaudited)	Principal Amount	Value
Retail – 0.6%

Darden Restaurants, Inc. 6.30% due 10/10/2033	$300,000	$309,717

Home Depot, Inc. 4.95% due 6/25/2034	700,000	693,658

Lowe’s Cos., Inc. 3.70% due 4/15/2046	300,000	220,293

		1,223,668
Software – 0.4%

Cloud Software Group, Inc. 6.50% due 3/31/2029(1)	500,000	480,325

Oracle Corp. 6.25% due 11/9/2032	400,000	423,480

		903,805
Telecommunications – 1.1%

Cisco Systems, Inc. 5.05% due 2/26/2034	500,000	499,520
5.30% due 2/26/2054	200,000	196,100

Intelsat Jackson Holdings SA 6.50% due 3/15/2030(1)	300,000	279,840

Rogers Communications, Inc. 5.30% due 2/15/2034	800,000	784,840

T-Mobile USA, Inc. 2.70% due 3/15/2032	250,000	209,045
3.00% due 2/15/2041	300,000	214,395

		2,183,740
Transportation – 0.3%

Burlington Northern Santa Fe LLC 5.50% due 3/15/2055	300,000	301,623

Norfolk Southern Corp. 5.55% due 3/15/2034	400,000	407,800

		709,423
Trucking & Leasing – 0.2%

SMBC Aviation Capital Finance DAC 5.55% due 4/3/2034(1)	400,000	392,332

		392,332

Total Corporate Bonds & Notes (Cost $58,592,065)		58,758,404
Non–Agency Mortgage–Backed Securities – 14.1%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(1)	1,100,000	1,061,578

BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218% due 4/14/2033(1)	550,000	533,256

BANK
Series 2017-BNK5, Class AS 3.624% due 6/15/2060	1,500,000	1,404,868
Series 2019-BNK24 3.283% due 11/15/2062(2)(3)	1,412,000	1,237,518
Series 2022-BNK43, Class B 5.327% due 8/15/2055(2)(3)	500,000	461,736

BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/5/2036(1)	1,200,000	1,174,164

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Bear Stearns ARM Trust Series 2004-10, Class 1M1 5.381% due 1/25/2035(2)(3)	$743,812	$715,450

Benchmark Mortgage Trust
Series 2019-B12, Class AS 3.419% due 8/15/2052	2,000,000	1,774,199
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	735,000	756,711
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	300,000	301,802

BMO Mortgage Trust
Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	815,000	863,026
Series 2024-C9, Class AS 6.127% due 7/15/2057(2)(3)	870,000	896,098

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(1)	1,000,000	888,933

Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-1A, Class A1 5.61% due 1/25/2036(1)(2)(3)	1,521,357	1,373,841

CHL Mortgage Pass-Through Trust Series 2005-3, Class 1A2 6.04% due 4/25/2035(2)(3)	530,231	489,691

Citigroup Commercial Mortgage Trust Series 2016-C3, Class AS 3.366% due 11/15/2049(2)(3)	1,000,000	927,807

Commercial Mortgage Trust Series 2014-CR18, Class AM 4.103% due 7/15/2047	994,091	989,626

CWHEQ Revolving Home Equity Loan Trust Series 2005-K, Class 2A1 5.683% due 2/15/2036(2)(3)	401,376	389,115

Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2 7.135% due 11/25/2041(1)(2)(3)	1,100,000	1,111,088
Series 2021-HQA4, Class M1 6.285% due 12/25/2041(1)(2)(3)	578,048	576,554
Series 2022-DNA1, Class M1A 6.335% due 1/25/2042(1)(2)(3)	490,904	491,033
Series 2022-HQA3, Class M1A 7.635% due 8/25/2042(1)(2)(3)	1,087,903	1,113,644

HarborView Mortgage Loan Trust Series 2004-5, Class B1 5.166% due 6/19/2034(2)(3)	1,410,339	1,326,758

Home Equity Asset Trust Series 2004-8, Class M5 7.06% due 3/25/2035(2)(3)	578,046	581,070

Jackson Park Trust Series 2019-LIC, Class A 2.766% due 10/14/2039(1)	1,000,000	856,852
Series 2019-LIC, Class B 2.914% due 10/14/2039(1)	640,000	531,745

June 30, 2024 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

JP Morgan Mortgage Trust Series 2005-A4, Class B1 5.992% due 7/25/2035(2)(3)	$788,571	$751,382

MASTR Specialized Loan Trust Series 2005-2, Class M4 7.223% due 7/25/2035(1)(2)(3)	901,537	899,881

Morgan Stanley Capital I Trust
Series 2004-SD2, Class M1 6.39% due 4/25/2034(2)(3)	257,315	258,393
Series 2018-H4, Class A4 4.31% due 12/15/2051	800,000	761,217
Series 2020-L4, Class AS 2.88% due 2/15/2053	1,000,000	850,991

NYC Commercial Mortgage Trust Series 2021-909, Class C 3.312% due 4/10/2043(1)(2)(3)	385,000	255,441

SLG Office Trust Series 2021-OVA, Class A 2.585% due 7/15/2041(1)	1,600,000	1,309,313

Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.877% due 3/26/2046(1)	750,000	698,079

Total Non–Agency Mortgage–Backed Securities (Cost $29,824,982)		28,612,860
Senior Secured Loans – 3.9%

Advertising – 0.1%

Outfront Media Capital LLC 2019 Term Loan B 7.095% (1 mo. USD Term SOFR + 1.75%) due 11/18/2026(2)	156,813	156,696

		156,696

Airlines – 0.8%

Air Canada 2024 Term Loan B 7.847% (3 mo. USD Term SOFR + 2.50%) due 3/21/2031(2)	324,188	324,288

American Airlines, Inc. 2021 Term Loan 10.336% (3 mo. USD Term SOFR + 4.75%) due 4/20/2028(2)	363,053	374,587

Kestrel Bidco, Inc. Term Loan B 8.428% (1 mo. USD Term SOFR + 3.00%) due 12/11/2026(2)	46,440	46,518

United Airlines, Inc. 2024 Term Loan B 8.094% (1 mo. USD Term SOFR + 2.75%) due 2/24/2031(2)	274,313	274,556

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value

Airlines (continued)

WestJet Loyalty LP Term Loan B 9.048% (3 mo. USD Term SOFR + 3.75%) due 2/14/2031(2)	$625,000	$627,500

		1,647,449
Commercial Services – 0.1%

Vestis Corp. Term Loan 7.577% (3 mo. USD Term SOFR + 2.25%) due 2/22/2031(2)	149,625	148,753

		148,753
Distribution/Wholesale – 0.2%

Core & Main LP 2024 Incremental Term Loan B 7.589% (3 mo. USD Term SOFR + 2.25%) due 2/10/2031(2)	399,000	399,251

		399,251
Electric – 0.2%

ExGen Renewables IV LLC 2020 Term Loan 8.109% (3 mo. USD Term SOFR + 2.50%) due 12/15/2027(2)	386,320	386,641

		386,641
Entertainment – 0.8%

Bally’s Corp. 2021 Term Loan B 8.836% (3 mo. USD Term SOFR + 3.25%) due 10/2/2028(2)	494,924	469,252

Caesars Entertainment, Inc. 2024 Term Loan B1 8.097% (3 mo. USD Term SOFR + 2.75%) due 2/6/2031(2)	648,375	647,766

Flutter Financing BV Term Loan B 7.585% (3 mo. USD Term SOFR + 2.25%) due 11/25/2030(2)	597,000	596,630

		1,713,648
Healthcare-Services – 0.2%

DaVita, Inc. 2020 Term Loan B 7.208% (1 mo. USD Term SOFR + 1.75%) due 8/12/2026(2)	293,367	293,111

ICON Luxembourg SARL 2024 LUX Term Loan B 7.335% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	142,096	142,499

June 30, 2024 (unaudited)	Principal Amount	Value
Healthcare-Services (continued)

PRA Health Sciences, Inc. 2024 US Term Loan B 7.335% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	$35,403	$35,504

		471,114
Leisure Time – 0.1%

Alterra Mountain Co. 2024 Add-on Term Loan B 0.00% due 5/31/2030(2)(4)	200,000	200,876

		200,876
Lodging – 0.7%

Fertitta Entertainment LLC 2022 Term Loan B 9.081% (1 mo. USD Term SOFR + 3.75%) due 1/29/2029(2)	494,937	495,248

Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 8.095% (1 mo. USD Term SOFR + 2.75%) due 1/17/2031(2)	249,375	249,188

Station Casinos LLC 2024 Term Loan B 7.594% (1 mo. USD Term SOFR + 2.25%) due 3/14/2031(2)	598,500	597,806

		1,342,242
Media – 0.3%

Nexstar Broadcasting, Inc. 2019 Term Loan B4 7.958% (1 mo. USD Term SOFR + 2.50%) due 9/18/2026(2)	650,000	651,261

		651,261

Software – 0.3%

Dun & Bradstreet Corp. 2024 Term Loan B 8.098% (3 mo. USD Term SOFR + 2.75%) due 1/18/2029(2)	498,750	498,750

		498,750
Telecommunications – 0.1%

Frontier Communications Corp. 2024 Term Loan B 0.00% due 6/20/2031(2)(4)	250,000	249,375

		249,375

Total Senior Secured Loans (Cost $7,858,133)		7,866,056
U.S. Government Securities – 9.1%

U.S. Treasury Bonds 4.625% due 5/15/2044	13,500,000	13,474,687

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)
4.625% due 5/15/2054	$5,000,000	$5,070,313

Total U.S. Government Securities (Cost $18,299,374)		18,545,000
Commercial Paper – 2.0%

Florida Power & Light Co. 5.376% due 7/1/2024	4,000,000	4,000,000

Total Commercial Paper (Cost $4,000,000)		4,000,000

	Shares	Value
Exchange–Traded Funds – 3.6%

iShares MBS ETF	40,585	3,726,109

Vanguard Mortgage-Backed Securities ETF	80,585	3,658,559

Total Exchange–Traded Funds (Cost $7,106,903)		7,384,668

	Principal Amount	Value
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $524,893, due 7/1/2024(5)	$524,823	524,823

Total Repurchase Agreements (Cost $524,823)		524,823

June 30, 2024 (unaudited)	Value

Total Investments – 99.6% (Cost $203,813,427)	$202,354,353

Assets in excess of other liabilities – 0.4%	829,829

Total Net Assets – 100.0%	$203,184,182
(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of these securities amounted to $64,380,354, representing 31.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$573,100	$535,468

Open futures contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	September 2024	274	Long	$56,172,742	$55,955,938	$(216,804)
U.S. 5-Year Treasury Note	September 2024	190	Long	20,133,182	20,249,844	116,662
U.S. Long Bond	September 2024	48	Long	5,651,222	5,679,000	27,778
U.S. Ultra Bond	September 2024	59	Long	7,255,042	7,395,281	140,239
Total				$89,212,188	$89,280,063	$67,875

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	September 2024	106	Short	$(12,087,493)	$(12,034,313)	$53,180
Total				$(12,087,493)	$(12,034,313)	$53,180

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$35,821,961	$—	$35,821,961
Asset–Backed Securities	—	40,840,581	—	40,840,581
Corporate Bonds & Notes	—	58,758,404	—	58,758,404
Non–Agency Mortgage–Backed Securities	—	28,612,860	—	28,612,860
Senior Secured Loans	—	7,866,056	—	7,866,056
U.S. Government Securities	—	18,545,000	—	18,545,000
Commercial Paper	—	4,000,000	—	4,000,000
Exchange–Traded Funds	7,384,668	—	—	7,384,668
Repurchase Agreements	—	524,823	—	524,823
Total	$7,384,668	$194,969,685	$—	$202,354,353
Other Financial Instruments
Futures Contracts
Assets	$337,859	$—	$—	$337,859
Liabilities	(216,804)	—	—	(216,804)
Total	$121,055	$—	$—	$121,055

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$202,354,353

Cash	1,679,561

Interest receivable	1,696,257

Receivable for investments sold	1,560,730

Cash deposits with brokers for futures contracts	943,426

Prepaid expenses	2,589

Total Assets	208,236,916

Liabilities

Payable for investments purchased	4,562,075

Payable for fund shares redeemed	220,134

Investment advisory fees payable	87,929

Payable for variation margin on futures contracts	84,651

Distribution fees payable	42,273

Accrued audit fees	21,451

Accrued trustees’ and officers’ fees	2,348

Accrued custodian and accounting fees	631

Accrued expenses and other liabilities	31,242

Total Liabilities	5,052,734

Total Net Assets	$203,184,182

Net Assets Consist of:

Paid-in capital	$221,453,544

Distributable loss	(18,269,362)

Total Net Assets	$203,184,182

Investments, at Cost	$203,813,427

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	21,590,198

Net Asset Value Per Share	$9.41

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Interest	$5,830,713

Dividends	78,436

Total Investment Income	5,909,149

Expenses

Investment advisory fees	545,419

Distribution fees	262,221

Professional fees	44,258

Custodian and accounting fees	38,252

Trustees’ and officers’ fees	31,784

Administrative fees	26,998

Transfer agent fees	6,854

Shareholder reports	4,949

Other expenses	6,446

Total Expenses	967,181

Net Investment Income/(Loss)	4,941,968

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	142,221

Net realized gain/(loss) from futures contracts	(432,819)

Net realized gain/(loss) from swap contracts	(52,953)

Net change in unrealized appreciation/(depreciation) on investments	(5,007,927)

Net change in unrealized appreciation/(depreciation) on futures contracts	(492,858)

Net Loss on Investments and Derivative Contracts	(5,844,336)

Net Decrease in Net Assets Resulting From Operations	$(902,368)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$4,941,968	$8,840,512

Net realized gain/(loss) from investments and derivative contracts	(343,551)	(16,730,266)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(5,500,785)	18,271,579

Net Increase/(Decrease) in Net Assets Resulting from Operations	(902,368)	10,381,825

Capital Share Transactions

Proceeds from sales of shares	16,701,570	24,606,130

Cost of shares redeemed	(31,413,551)	(48,782,159)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,711,981)	(24,176,029)

Net Decrease in Net Assets	(15,614,349)	(13,794,204)

Net Assets

Beginning of period	218,798,531	232,592,735

End of period	$203,184,182	$218,798,531

Other Information:

Shares

Sold	1,786,388	2,692,031

Redeemed	(3,366,126)	(5,356,848)

Net Decrease	(1,579,738)	(2,664,817)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)		Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$9.44	$0.22	$(0.25)		$(0.03)	$9.41	(0.32)%	(4)

Year Ended 12/31/23	9.00	0.35	0.09		0.44	9.44	4.89%

Year Ended 12/31/22	10.74	0.26	(2.00)		(1.74)	9.00	(16.20)%

Year Ended 12/31/21	10.74	0.21	(0.21)		0.00	10.74	0.00%

Year Ended 12/31/20	10.03	0.14	0.57		0.71	10.74	7.08%

Period Ended 12/31/19(5)	10.00	0.03	0.00	(6)	0.03	10.03	0.30%	(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$203,184	0.92%	(4)	0.92%	(4)	4.71%	(4)	4.71%	(4)	99%	(4)

218,799	0.91%		0.91%		3.88%		3.88%		343%

232,593	0.88%		0.88%		2.68%		2.68%		182%

315,505	0.87%		0.87%		1.99%		1.99%		172%

306,696	0.89%		0.89%		1.38%		1.38%		163%

309,877	0.93%	(4)	0.93%	(4)	1.33%	(4)	1.33%	(4)	27%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Multi-Sector Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the six months ended June 30, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of June 30, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2024.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.52% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 1.00%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue did not waive any fees or pay any Fund expenses.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $262,221 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$123,094,816	$80,405,224
Sales	95,298,146	114,293,394

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of

Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$337,859

Liability Derivatives
Futures Contracts[1]	$(216,804)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(432,819)	$—

Swap Contracts[2]	—	(52,953)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(492,858)	$—

Average Number of Notional Amounts
Futures Contracts[4]	498	—

Swap Contracts – Buy/Sell Protection	$—	$3,250,000

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

21

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

22

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

23

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the

24

3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile

25

and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s

26

short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10525

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Short Duration Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Short Duration Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Asset–Backed Securities – 25.0%

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937% due 8/15/2046(1)	$900,000	$829,122

Allegro CLO VI Ltd. Series 2017-2A, Class B 7.079% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	998,700

American Express Credit Account Master Trust Series 2022-3, Class A 3.75% due 8/15/2027	2,000,000	1,964,360

AmeriCredit Automobile Receivables Trust Series 2020-3, Class C 1.06% due 8/18/2026	954,605	937,282

Anchorage Capital CLO 17 Ltd. Series 2021-17A, Class A1 6.76% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	1,000,000	999,300

Anchorage Capital CLO 21 Ltd. Series 2021-21A, Class B 7.336% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	1,000,000	999,200

Anchorage Capital CLO 7 Ltd. Series 2015-7A, Class BR3 7.381% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	924,000	924,766

Apidos CLO XXII Ltd. Series 2015-22A, Class A2R 7.086% (3 mo. USD Term SOFR + 1.76%) due 4/20/2031(1)(2)	1,000,000	1,003,385

Ares XXVII CLO Ltd. Series 2013-2A, Class BR2 7.237% (3 mo. USD Term SOFR + 1.91%) due 10/28/2034(1)(2)	1,000,000	1,000,464

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A 1.66% due 2/20/2028(1)	1,100,000	1,005,587

Barings CLO Ltd. Series 2020-1A, Class AR 6.74% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	1,200,000	1,200,911

Battalion CLO X Ltd. Series 2016-10A, Class A2R2 7.135% (3 mo. USD Term SOFR + 1.81%) due 1/25/2035(1)(2)	1,000,000	999,000

Benefit Street Partners CLO XVI Ltd. Series 2018-16A, Class BR 7.129% (3 mo. USD Term SOFR + 1.81%) due 1/17/2032(1)(2)	1,200,000	1,198,800

June 30, 2024 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Canyon Capital CLO Ltd. Series 2022-1A, Class B 7.178% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	$1,200,000	$1,199,360

CarMax Auto Owner Trust Series 2020-4, Class B 0.85% due 6/15/2026	850,000	830,049

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.835% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,201,856

CIFC Funding Ltd. Series 2013-4A, Class BRR 7.187% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	1,000,000	999,100

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118% due 7/25/2047(1)	705,000	672,774

Dryden 53 CLO Ltd. Series 2017-53A, Class B 6.99% (3 mo. USD Term SOFR + 1.66%) due 1/15/2031(1)(2)	1,100,000	1,099,780

Dryden Senior Loan Fund Series 2017-47A, Class CR 7.64% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	1,000,000	999,200

Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.06% due 9/15/2027	1,100,000	1,043,221

ICG U.S. CLO Ltd. Series 2022-1A, Class A1 6.865% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	700,000	699,720

Jamestown CLO XI Ltd. Series 2018-11A, Class A2 7.29% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	1,200,000	1,198,920

KKR CLO 38 Ltd. Series 38A, Class A1 6.649% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,225,000	1,224,716

Madison Park Funding XXIII Ltd. Series 2017-23A, Class BR 7.137% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,050,000	1,049,370

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.887% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	1,500,000	1,500,600

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Neuberger Berman Loan Advisers CLO 26 Ltd. Series 2017-26A, Class BR 6.989% (3 mo. USD Term SOFR + 1.66%) due 10/18/2030(1)(2)	$1,000,000	$999,900

Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class A 6.649% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	1,200,000	1,201,800

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,000,000	996,752

Nissan Auto Lease Trust Series 2023-A, Class A4 4.80% due 7/15/2027	700,000	695,849

Octagon Investment Partners 36 Ltd. Series 2018-1A, Class B 6.98% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	1,209,375	1,209,859

OHA Credit Partners XIV Ltd. Series 2017-14A, Class B 7.086% (3 mo. USD Term SOFR + 1.76%) due 1/21/2030(1)(2)	1,000,000	1,000,000

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	600,000	602,117

RRX 6 Ltd. Series 2021-6A, Class A1 6.78% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,000,000	999,500

Santander Drive Auto Receivables Trust Series 2022-3, Class A3 3.40% due 12/15/2026	148,586	148,265

TIAA CLO IV Ltd. Series 2018-1A, Class A2 7.286% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,170,000	1,168,947
Series 2018-1A, Class A2R 7.075% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,170,000	1,170,000

Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.07% due 2/27/2034(1)	1,735,000	1,618,318

World Omni Auto Receivables Trust Series 2021-B, Class A4 0.69% due 6/15/2027	1,200,000	1,149,256

Total Asset–Backed Securities (Cost $40,582,326)		40,740,106

June 30, 2024 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes – 30.4%

Advertising – 0.4%

Stagwell Global LLC 5.625% due 8/15/2029(1)	$750,000	$693,053

		693,053

Aerospace & Defense – 1.2%

Boeing Co. 6.259% due 5/1/2027(1)	700,000	705,075

Bombardier, Inc. 8.75% due 11/15/2030(1)	750,000	810,855

RTX Corp. 5.75% due 11/8/2026	500,000	505,360

		2,021,290

Agriculture – 0.3%

Reynolds American, Inc. 4.45% due 6/12/2025	400,000	395,312

		395,312

Chemicals – 0.7%

LYB International Finance III LLC 1.25% due 10/1/2025	600,000	567,966

NOVA Chemicals Corp. 5.25% due 6/1/2027(1)	500,000	478,200

		1,046,166
Commercial Banks – 9.8%

ABN AMRO Bank NV 6.339% (6.339% fixed rate until 9/18/2026; 1 yr. CMT rate + 1.65% thereafter) due 9/18/2027(1)(2)	500,000	506,275

Banco Santander SA 2.746% due 5/28/2025	1,000,000	974,020

Bank of America Corp. 3.384% (3.384% fixed rate until 4/2/2025; 1 day USD SOFR + 1.33% thereafter) due 4/2/2026(2)	500,000	491,105
3.419% (3.419% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter) due 12/20/2028(2)	500,000	470,055
3.559% (3.559% fixed rate until 4/23/2026; 3 mo. USD Term SOFR + 1.32% thereafter) due 4/23/2027(2)	1,000,000	967,080
5.08% (5.08% fixed rate until 1/20/2026; 1 day USD SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	496,850

Barclays PLC 2.852% (2.852% fixed rate until 5/7/2025; 1 day USD SOFR + 2.71% thereafter) due 5/7/2026(2)	1,000,000	974,910
7.325% (7.325% fixed rate until 11/2/2025; 1 yr. CMT rate + 3.05% thereafter) due 11/2/2026(2)	200,000	203,562

BNP Paribas SA 2.219% (2.219% fixed rate until 6/9/2025; 1 day USD SOFR + 2.07% thereafter) due 6/9/2026(1)(2)	1,100,000	1,063,535

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
2.591% (2.591% fixed rate until 1/20/2027; 1 day USD SOFR + 1.23% thereafter) due 1/20/2028(1)(2)	$700,000	$650,377

Danske Bank AS 1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT rate + 1.35% thereafter) due 9/11/2026(1)(2)	200,000	190,112
4.298% (4.298% fixed rate until 4/1/2027; 1 yr. CMT rate + 1.75% thereafter) due 4/1/2028(1)(2)	300,000	290,352

Deutsche Bank AG 2.129% (2.129% fixed rate until 11/24/2025; 1 day USD SOFR + 1.87% thereafter) due 11/24/2026(2)	150,000	142,364

JPMorgan Chase & Co. 1.47% (1.47% fixed rate until 9/22/2026; 1 day USD SOFR + 0.77% thereafter) due 9/22/2027(2)	1,000,000	918,250
2.005% (2.005% fixed rate until 3/13/2025; 3 mo. USD Term SOFR + 1.59% thereafter) due 3/13/2026(2)	200,000	194,844

Mitsubishi UFJ Financial Group, Inc. 1.412% due 7/17/2025	550,000	526,988
5.354% (5.354% fixed rate until 9/13/2027; 1 yr. CMT rate + 1.90% thereafter) due 9/13/2028(2)	300,000	300,438
5.719% (5.719% fixed rate until 2/20/2025; 1 yr. CMT rate + 1.08% thereafter) due 2/20/2026(2)	200,000	199,936

Morgan Stanley Bank NA 4.952% (4.952% fixed rate until 1/14/2027; 1 day USD SOFR + 1.08% thereafter) due 1/14/2028(2)	1,000,000	992,510

NatWest Group PLC 5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT rate + 1.35% thereafter) due 3/2/2027(2)	250,000	250,582
7.472% (7.472% fixed rate until 11/10/2025; 1 yr. CMT rate + 2.85% thereafter) due 11/10/2026(2)	300,000	306,633

Sumitomo Mitsui Trust Bank Ltd. 5.20% due 3/7/2027(1)	300,000	299,922

Toronto-Dominion Bank 4.994% due 4/5/2029	1,000,000	990,990

Truist Bank
2.636% (2.636% fixed rate until 9/17/2024; 5 yr. CMT rate + 1.15% thereafter) due 9/17/2029(2)	500,000	489,765

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
3.625% due 9/16/2025	$250,000	$243,482

Truist Financial Corp. 4.00% due 5/1/2025	1,000,000	986,120
4.26% (4.26% fixed rate until 7/28/2025; 1 day USD SOFR + 1.46% thereafter) due 7/28/2026(2)	1,000,000	983,640

U.S. Bancorp 4.548% (4.548% fixed rate until 7/22/2027; 1 day USD SOFR + 1.66% thereafter) due 7/22/2028(2)	900,000	879,993

		15,984,690
Commercial Services – 0.7%

Global Payments, Inc. 2.65% due 2/15/2025	1,100,000	1,078,143

		1,078,143
Diversified Financial Services – 2.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% due 4/3/2026	500,000	490,770
6.50% due 7/15/2025	800,000	806,896

Air Lease Corp. 2.875% due 1/15/2026	200,000	191,880

American Express Co. 5.098% (5.098% fixed rate until 2/16/2027; 1 day USD SOFR + 1.00% thereafter) due 2/16/2028(2)	600,000	597,408

Charles Schwab Corp. 1.15% due 5/13/2026	200,000	185,034

Synchrony Financial 4.50% due 7/23/2025	1,000,000	983,190

		3,255,178
Electric – 0.8%

DTE Energy Co. Series F 1.05% due 6/1/2025	1,100,000	1,054,372

Pacific Gas & Electric Co. 3.45% due 7/1/2025	300,000	292,884

		1,347,256
Entertainment – 0.6%

Caesars Entertainment, Inc. 8.125% due 7/1/2027(1)	500,000	510,215

Cinemark USA, Inc. 5.25% due 7/15/2028(1)	500,000	477,685

		987,900
Food – 0.2%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50% due 1/15/2027	250,000	232,423

		232,423
Healthcare-Services – 1.2%

CHS/Community Health Systems, Inc. 6.00% due 1/15/2029(1)	500,000	440,875

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Healthcare-Services (continued)

Elevance Health, Inc. 4.90% due 2/8/2026	$200,000	$198,412

LifePoint Health, Inc. 5.375% due 1/15/2029(1)	500,000	437,880

UnitedHealth Group, Inc. 1.15% due 5/15/2026	600,000	557,982
3.10% due 3/15/2026	400,000	387,060

		2,022,209
Home Builders – 0.5%

Beazer Homes USA, Inc. 5.875% due 10/15/2027	750,000	739,057

		739,057
Insurance – 1.3%

Allstate Corp. 3.28% due 12/15/2026	600,000	574,026

Athene Global Funding 5.516% due 3/25/2027(1)	700,000	701,057

Progressive Corp. 2.45% due 1/15/2027	800,000	750,352

		2,025,435
Leisure Time – 0.3%

Viking Cruises Ltd. 7.00% due 2/15/2029(1)	500,000	502,675

		502,675
Lodging – 0.7%

Las Vegas Sands Corp. 5.90% due 6/1/2027	1,000,000	1,005,080

Marriott International, Inc. Series R 3.125% due 6/15/2026	200,000	191,932

		1,197,012
Media – 1.0%

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% due 7/23/2025	231,000	229,030

Discovery Communications LLC 4.90% due 3/11/2026	200,000	197,096

McGraw-Hill Education, Inc. 5.75% due 8/1/2028(1)	500,000	482,255

Nexstar Media, Inc. 5.625% due 7/15/2027(1)	500,000	474,880

Paramount Global 3.375% due 2/15/2028	350,000	313,036

		1,696,297
Oil & Gas – 1.8%

Diamondback Energy, Inc. 3.25% due 12/1/2026	200,000	191,060

Hess Corp. 4.30% due 4/1/2027	500,000	487,425

PBF Holding Co. LLC/PBF Finance Corp. 6.00% due 2/15/2028	500,000	487,930

June 30, 2024 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Shell International Finance BV 2.875% due 5/10/2026	$1,000,000	$960,750

Transocean, Inc. 8.00% due 2/1/2027(1)	873,000	870,486

		2,997,651
Pharmaceuticals – 2.0%

AbbVie, Inc. 4.80% due 3/15/2027	1,000,000	995,500

Astrazeneca Finance LLC 4.80% due 2/26/2027	1,000,000	994,280

CVS Health Corp. 3.625% due 4/1/2027	1,100,000	1,055,164
3.875% due 7/20/2025	200,000	196,394

		3,241,338
Pipelines – 1.3%

Energy Transfer LP 2.90% due 5/15/2025	1,100,000	1,073,105

New Fortress Energy, Inc. 8.75% due 3/15/2029(1)	500,000	455,485

TransCanada PipeLines Ltd. 6.203% due 3/9/2026	500,000	500,390

		2,028,980
Real Estate Investment Trusts – 1.3%

American Tower Corp. 2.40% due 3/15/2025	1,200,000	1,171,584

Essex Portfolio LP 3.50% due 4/1/2025	500,000	491,525

Extra Space Storage LP 3.50% due 7/1/2026	500,000	480,915

		2,144,024
Retail – 0.3%

O’Reilly Automotive, Inc. 5.75% due 11/20/2026	500,000	504,800

		504,800
Semiconductors – 0.1%

Broadcom, Inc. 3.459% due 9/15/2026	200,000	192,438

		192,438
Software – 0.6%

Cloud Software Group, Inc. 9.00% due 9/30/2029(1)	500,000	484,880

Fiserv, Inc. 3.85% due 6/1/2025	200,000	196,642

Oracle Corp. 2.50% due 4/1/2025	300,000	293,031

		974,553
Telecommunications – 1.3%

AT&T, Inc. 1.70% due 3/25/2026	1,500,000	1,408,050

Frontier Communications Holdings LLC 5.00% due 5/1/2028(1)	500,000	471,185

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Telecommunications (continued)

T-Mobile USA, Inc. 3.50% due 4/15/2025	$200,000	$196,642

		2,075,877

Total Corporate Bonds & Notes (Cost $49,329,990)		49,383,757
Non–Agency Mortgage–Backed Securities – 8.9%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(1)	600,000	579,043

Benchmark Mortgage Trust Series 2018-B3, Class AS 4.195% due 4/10/2051(2)(3)	1,150,000	1,073,291
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	580,000	597,132
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	240,000	241,441

BMO Mortgage Trust Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	635,000	672,419

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(1)	800,000	711,146

Commercial Mortgage Trust Series 2017-COR2, Class A3 3.51% due 9/10/2050	1,200,000	1,123,332
Series 2019-GC44, Class AM 3.263% due 8/15/2057	1,085,000	946,465

DBGS Mortgage Trust Series 2018-C1, Class AM 4.775% due 10/15/2051(2)(3)	1,100,000	1,003,473

DBUBS Mortgage Trust Series 2017-BRBK, Class A 3.452% due 10/10/2034(1)	793,000	753,675

Freddie Mac STACR REMIC Trust Series 2021-DNA7, Class M2 7.135% due 11/25/2041(1)(2)(3)	900,000	909,072
Series 2021-HQA4, Class M1 6.285% due 12/25/2041(1)(2)(3)	471,950	470,731
Series 2022-DNA1, Class M1A 6.335% due 1/25/2042(1)(2)(3)	377,618	377,718
Series 2022-HQA3, Class M1A 7.635% due 8/25/2042(1)(2)(3)	862,820	883,235

Hilton USA Trust Series 2016-HHV, Class A 3.719% due 11/5/2038(1)	845,000	804,986

Jackson Park Trust Series 2019-LIC, Class A 2.766% due 10/14/2039(1)	800,000	685,481

SLG Office Trust Series 2021-OVA, Class A 2.585% due 7/15/2041(1)	500,000	409,160

Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A4 3.718% due 12/15/2048	1,380,000	1,346,242
Series 2016-LC24, Class A4 2.942% due 10/15/2049	1,000,000	944,425

Total Non–Agency Mortgage–Backed Securities (Cost $14,852,252)		14,532,467

June 30, 2024 (unaudited)	Principal Amount	Value
Senior Secured Loans – 3.8%
Advertising – 0.2%

Outfront Media Capital LLC 2019 Term Loan B 7.095% (1 mo. USD Term SOFR + 1.75%) due 11/18/2026(2)	$274,423	$274,217

		274,217
Airlines – 0.7%

Air Canada 2024 Term Loan B 7.847% (3 mo. USD Term SOFR + 2.50%) due 3/21/2031(2)	274,313	274,397

United Airlines, Inc. 2024 Term Loan B 8.094% (1 mo. USD Term SOFR + 2.75%) due 2/24/2031(2)	274,313	274,557

WestJet Loyalty LP Term Loan B 9.048% (3 mo. USD Term SOFR + 3.75%) due 2/14/2031(2)	550,000	552,200

		1,101,154
Commercial Services – 0.1%

Vestis Corp. Term Loan 7.577% (3 mo. USD Term SOFR + 2.25%) due 2/22/2031(2)	124,688	123,961

		123,961
Distribution/Wholesale – 0.2%

Core & Main LP 2024 Incremental Term Loan B 7.589% (3 mo. USD Term SOFR + 2.25%) due 2/10/2031(2)	399,000	399,251

		399,251
Electric – 0.2%

ExGen Renewables IV LLC 2020 Term Loan 8.109% (3 mo. USD Term SOFR + 2.50%) due 12/15/2027(2)	338,030	338,311

		338,311
Entertainment – 0.6%

Caesars Entertainment, Inc. 2024 Term Loan B1 8.097% (3 mo. USD Term SOFR + 2.75%) due 2/6/2031(2)	498,750	498,281

Flutter Financing BV Term Loan B 7.585% (3 mo. USD Term SOFR + 2.25%) due 11/25/2030(2)	522,375	522,051

		1,020,332

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Healthcare-Services – 0.3%

DaVita, Inc. 2020 Term Loan B 7.208% (1 mo. USD Term SOFR + 1.75%) due 8/12/2026(2)	$146,683	$146,556

ICON Luxembourg SARL 2024 LUX Term Loan B 7.335% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	272,191	272,964

PRA Health Sciences, Inc. 2024 US Term Loan B 7.335% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	67,817	68,010

		487,530
Leisure Time – 0.1%

Alterra Mountain Co. 2024 Add-on Term Loan B 0.00% due 5/31/2030(2)(4)	150,000	150,657

		150,657
Lodging – 0.6%

Fertitta Entertainment LLC 2022 Term Loan B 9.081% (1 mo. USD Term SOFR + 3.75%) due 1/29/2029(2)	248,728	248,885

Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 8.095% (1 mo. USD Term SOFR + 2.75%) due 1/17/2031(2)	199,500	199,350

Station Casinos LLC 2024 Term Loan B 7.594% (1 mo. USD Term SOFR + 2.25%) due 3/14/2031(2)	523,688	523,080

		971,315
Media – 0.3%

Nexstar Broadcasting, Inc. 2019 Term Loan B4 7.958% (1 mo. USD Term SOFR + 2.50%) due 9/18/2026(2)	500,000	500,970

		500,970
Software – 0.3%

Dun & Bradstreet Corp. 2024 Term Loan B 8.098% (3 mo. USD Term SOFR + 2.75%) due 1/18/2029(2)	498,750	498,750

		498,750
Telecommunications – 0.2%

Frontier Communications Corp. 2024 Term Loan B 0.00% due 6/20/2031(2)(4)	250,000	249,375

		249,375

Total Senior Secured Loans (Cost $6,096,394)		6,115,823

June 30, 2024 (unaudited)	Principal Amount	Value

U.S. Government Agencies – 2.4%

Federal Farm Credit Banks Funding Corp. 2.64% due 4/8/2026	$4,000,000	$3,847,640

Total U.S. Government Agencies (Cost $3,974,055)		3,847,640
U.S. Government Securities – 13.2%

U.S. Treasury Notes 4.875% due 5/31/2026	21,500,000	21,543,672

Total U.S. Government Securities (Cost $21,494,339)		21,543,672
Commercial Paper – 1.1%

Florida Power & Light Co. 5.376% due 7/1/2024	1,800,000	1,800,000

Total Commercial Paper (Cost $1,800,000)		1,800,000
U.S. Treasury Bills – 14.3%

U.S. Treasury Bills 5.117% due 11/29/2024(5)	23,800,000	23,289,297

Total U.S. Treasury Bills (Cost $23,315,389)		23,289,297
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $612,238, due 7/1/2024(6)	612,156	612,156

Total Repurchase Agreements (Cost $612,156)		612,156

Total Investments – 99.5% (Cost $162,056,901)		161,864,918

Assets in excess of other liabilities – 0.5%		892,245

Total Net Assets – 100.0%		$162,757,163

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of these securities amounted to $52,553,385, representing 32.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$620,900	$624,489

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Open futures contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2024	316	Long	$64,375,397	$64,533,125	$157,728
Total				$64,375,397	$64,533,125	$157,728

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2024	42	Short	$(4,384,917)	$(4,476,281)	$(91,364)
U.S. Ultra 10-Year Treasury Note	September 2024	7	Short	(790,242)	(794,719)	(4,477)
Total				$(5,175,159)	$(5,271,000)	$(95,841)

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset–Backed Securities	$—	$40,740,106	$—	$40,740,106
Corporate Bonds & Notes	—	49,383,757	—	49,383,757
Non–Agency Mortgage–Backed Securities	—	14,532,467	—	14,532,467
Senior Secured Loans	—	6,115,823	—	6,115,823
U.S. Government Agencies	—	3,847,640	—	3,847,640
U.S. Government Securities	—	21,543,672	—	21,543,672
Commercial Paper	—	1,800,000	—	1,800,000
U.S. Treasury Bills	—	23,289,297	—	23,289,297
Repurchase Agreements	—	612,156	—	612,156
Total	$—	$161,864,918	$—	$161,864,918
Other Financial Instruments
Futures Contracts
Assets	$157,728	$—	$—	$157,728
Liabilities	(95,841)	—	—	(95,841)
Total	$61,887	$—	$—	$61,887

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)

Assets

Investments, at value	$161,864,918

Interest receivable	1,216,988

Receivable for investments sold	1,017,398

Cash deposits with brokers for futures contracts	327,775

Receivable for variation margin on futures contracts	136,725

Reimbursement receivable from adviser	17,639

Prepaid expenses	2,039

Total Assets	164,583,482

Liabilities

Payable for investments purchased	1,568,750

Payable for fund shares redeemed	154,492

Investment advisory fees payable	60,691

Accrued audit fees	20,836

Accrued trustees’ and officers’ fees	1,377

Accrued expenses and other liabilities	20,173

Total Liabilities	1,826,319

Total Net Assets	$162,757,163

Net Assets Consist of:

Paid-in capital	$157,784,171

Distributable earnings	4,972,992

Total Net Assets	$162,757,163

Investments, at Cost	$162,056,901

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,737,359

Net Asset Value Per Share	$10.34

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Interest	$4,582,588

Total Investment Income	4,582,588

Expenses

Investment advisory fees	379,139

Professional fees	38,741

Custodian and accounting fees	24,965

Trustees’ and officers’ fees	24,774

Administrative fees	24,324

Transfer agent fees	8,701

Shareholder reports	4,654

Other expenses	5,398

Total Expenses	510,696

Less: Fees waived	(94,953)

Total Expenses, Net	415,743

Net Investment Income/(Loss)	4,166,845

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(903,969)

Net realized gain/(loss) from futures contracts	(348,304)

Net realized gain/(loss) from swap contracts	(95,683)

Net change in unrealized appreciation/(depreciation) on investments	6,780

Net change in unrealized appreciation/(depreciation) on futures contracts	(129,623)

Net change in unrealized appreciation/(depreciation) on swap contracts	57,733

Net Loss on Investments and Derivative Contracts	(1,413,066)

Net Increase in Net Assets Resulting From Operations	$2,753,779

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$4,166,845	$7,541,916

Net realized gain/(loss) from investments and derivative contracts	(1,347,956)	(7,586,580)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(65,110)	7,268,825

Net Increase in Net Assets Resulting from Operations	2,753,779	7,224,161

Capital Share Transactions

Proceeds from sales of shares	15,594,599	23,933,439

Cost of shares redeemed	(25,642,769)	(47,703,727)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,048,170)	(23,770,288)

Net Decrease in Net Assets	(7,294,391)	(16,546,127)

Net Assets

Beginning of period	170,051,554	186,597,681

End of period	$162,757,163	$170,051,554

Other Information:

Shares

Sold	1,525,989	2,431,881

Redeemed	(2,505,791)	(4,811,534)

Net Decrease	(979,802)	(2,379,653)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Loss		Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$10.17	$0.25	$(0.08)		$0.17	$10.34	1.67%	(4)

Year Ended 12/31/23	9.77	0.40	(0.00)	(5)	0.40	10.17	4.09%

Period Ended 12/31/22(6)	10.00	0.20	(0.43)		(0.23)	9.77	(2.30)%	(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$162,757	0.49%	(4)	0.61%	(4)	4.95%	(4)	4.83%	(4)	106%	(4)

170,052	0.50%		0.59%		4.07%		3.98%		274%

186,598	0.49%	(4)	0.58%	(4)	3.00%	(4)	2.91%	(4)	61%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $(0.00) per share.

(6)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Short Duration Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income consistent with preservation of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indicesThe Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning,, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the six months ended June 30, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of June 30, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

security at a price different from its current market value. There were no options transactions as of June 30, 2024.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.48% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.50%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to

Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $94,953.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$40,131,062	$108,127,719
Sales	23,678,214	129,740,887

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Loan Risk Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$157,728

Liability Derivatives
Futures Contracts[1]	$(95,841)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(348,304)	$—

Swap Contracts[2]	—	(95,683)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(129,623)	$—

Swap Contracts[4]	—	57,733

Average Number of Notional Amounts
Futures Contracts[5]	410	—

Swap Contracts – Buy/Sell Protection	$—	$3,642,857

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure

20

and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

21

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the

22

3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the
Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

23

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s

24

short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11741

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Small Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Common Stocks – 98.5%

Automobile Components – 0.9%

Visteon Corp.(1)	17,340	$1,850,178

		1,850,178
Banks – 8.1%

Bank OZK	70,893	2,906,613

Home Bancshares, Inc.	131,400	3,148,344

Independent Bank Corp.	46,600	2,363,552

Texas Capital Bancshares, Inc.(1)	38,200	2,335,548

WaFd, Inc.	89,905	2,569,485
Wintrust Financial Corp.	37,706	3,716,303

		17,039,845
Biotechnology – 1.3%

Rhythm Pharmaceuticals, Inc.(1)	14,800	607,688

Scholar Rock Holding Corp.(1)	115,700	963,781

Ultragenyx Pharmaceutical, Inc.(1)	26,822	1,102,384

		2,673,853
Building Products – 2.6%

Janus International Group, Inc.(1)	186,300	2,352,969

Tecnoglass, Inc.	60,400	3,030,872

		5,383,841
Chemicals – 2.2%

Avient Corp.	46,528	2,030,947

Olin Corp.	55,623	2,622,625

		4,653,572
Communications Equipment – 0.9%

Extreme Networks, Inc.(1)	143,400	1,928,730

		1,928,730
Construction & Engineering – 1.7%

Centuri Holdings, Inc.(1)	48,326	941,391

Primoris Services Corp.	51,472	2,567,938

		3,509,329
Construction Materials – 1.3%

Eagle Materials, Inc.	12,200	2,653,012

		2,653,012
Consumer Finance – 3.8%

Encore Capital Group, Inc.(1)	59,166	2,468,997

OneMain Holdings, Inc.	65,200	3,161,548

PROG Holdings, Inc.	64,851	2,249,033

		7,879,578
Diversified Consumer Services – 1.2%

Stride, Inc.(1)	36,976	2,606,808

		2,606,808
Diversified REITs – 0.7%

Alexander & Baldwin, Inc.	86,200	1,461,952

		1,461,952
Diversified Telecommunication Services – 0.9%

Anterix, Inc.(1)	46,439	1,838,520

		1,838,520

June 30, 2024 (unaudited)	Shares	Value
Electric Utilities – 1.4%

Portland General Electric Co.	70,104	$3,031,297

		3,031,297

Electrical Equipment – 1.2%

EnerSys	24,935	2,581,271

		2,581,271
Electronic Equipment, Instruments & Components – 3.2%

Advanced Energy Industries, Inc.	16,092	1,750,166

Crane NXT Co.	32,700	2,008,434

Itron, Inc.(1)	18,842	1,864,604

nLight, Inc.(1)	94,922	1,037,498

		6,660,702
Energy Equipment & Services – 3.3%

Atlas Energy Solutions, Inc.	103,300	2,058,769

Helmerich & Payne, Inc.	52,894	1,911,589

Valaris Ltd.(1)	38,500	2,868,250

		6,838,608
Entertainment – 1.1%

PLAYSTUDIOS, Inc.(1)(2)	325,000	672,750

PLAYSTUDIOS, Inc.(1)	1,895	3,923

Vivid Seats, Inc., Class A(1)	300,300	1,726,725

		2,403,398
Financial Services – 2.7%

Essent Group Ltd.	40,400	2,270,076

Euronet Worldwide, Inc.(1)	32,000	3,312,000

		5,582,076
Food Products – 0.9%

Utz Brands, Inc.	107,904	1,795,523

		1,795,523
Gas Utilities – 1.1%

ONE Gas, Inc.	36,000	2,298,600

		2,298,600
Ground Transportation – 0.9%

Marten Transport Ltd.	100,689	1,857,712

		1,857,712
Health Care Equipment & Supplies – 1.3%

Lantheus Holdings, Inc.(1)	33,744	2,709,306

		2,709,306
Health Care Providers & Services – 4.7%

Acadia Healthcare Co., Inc.(1)	43,105	2,911,312

AMN Healthcare Services, Inc.(1)	26,300	1,347,349

HealthEquity, Inc.(1)	37,282	3,213,708

R1 RCM, Inc.(1)	190,447	2,392,014

		9,864,383
Hotel & Resort REITs – 0.9%

RLJ Lodging Trust	190,783	1,837,240

		1,837,240
Hotels, Restaurants & Leisure – 2.5%

Bloomin’ Brands, Inc.	84,900	1,632,627

Everi Holdings, Inc.(1)	429,355	3,606,582

		5,239,209

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2024 (unaudited)	Shares	Value
Household Durables – 1.7%

Century Communities, Inc.	44,238	$3,612,475

		3,612,475

Industrial REITs – 0.9%

LXP Industrial Trust	195,178	1,780,023

		1,780,023
Insurance – 1.4%

Abacus Life, Inc.(1)	79,500	687,675

Assured Guaranty Ltd.	29,205	2,253,166

		2,940,841
IT Services – 0.9%

BigCommerce Holdings, Inc., Series 1(1)	240,300	1,936,818

		1,936,818
Life Sciences Tools & Services – 0.6%

Maravai LifeSciences Holdings, Inc., Class A(1)	175,800	1,258,728

		1,258,728
Machinery – 3.4%

Hillman Solutions Corp.(1)	302,675	2,678,674

Terex Corp.	52,800	2,895,552

Wabash National Corp.	75,000	1,638,000

		7,212,226
Media – 1.8%

Criteo SA, ADR(1)	45,200	1,704,944

Gambling.com Group Ltd.(1)	137,200	1,127,784

Gray Television, Inc.	192,816	1,002,643

		3,835,371
Metals & Mining – 3.6%

Commercial Metals Co.	31,966	1,757,810

Constellium SE(1)	126,544	2,385,354

MP Materials Corp.(1)	131,376	1,672,417

Warrior Met Coal, Inc.	28,600	1,795,222

		7,610,803
Mortgage REITs – 0.8%

Redwood Trust, Inc.	266,058	1,726,716

		1,726,716
Office REITs – 1.4%

COPT Defense Properties	120,534	3,016,966

		3,016,966
Oil, Gas & Consumable Fuels – 5.2%

CNX Resources Corp.(1)	94,314	2,291,830

HF Sinclair Corp.	53,648	2,861,585

Magnolia Oil & Gas Corp., Class A	83,445	2,114,496

Matador Resources Co.	59,900	3,570,040

		10,837,951

June 30, 2024 (unaudited)	Shares	Value
Passenger Airlines – 2.1%

Allegiant Travel Co.	30,400	$1,526,992

SkyWest, Inc.(1)	35,900	2,946,313

		4,473,305
Pharmaceuticals – 4.9%

Axsome Therapeutics, Inc.(1)	17,800	1,432,900

Corcept Therapeutics, Inc.(1)	87,600	2,846,124

Intra-Cellular Therapies, Inc.(1)	36,071	2,470,503

Prestige Consumer Healthcare, Inc.(1)	36,500	2,513,025

Verona Pharma PLC, ADR(1)	68,900	996,294

		10,258,846

Professional Services – 2.7%

ICF International, Inc.	20,694	3,072,231

Korn Ferry	39,761	2,669,554

		5,741,785
Retail REITs – 1.2%

Kite Realty Group Trust	115,048	2,574,774

		2,574,774
Semiconductors & Semiconductor Equipment – 2.8%

indie Semiconductor, Inc., Class A(1)	233,400	1,440,078

Photronics, Inc.(1)	81,100	2,000,737

SMART Global Holdings, Inc.(1)	104,075	2,380,195

		5,821,010
Software – 2.5%

CommVault Systems, Inc.(1)	16,125	1,960,316

Q2 Holdings, Inc.(1)	37,400	2,256,342

Rapid7, Inc.(1)	24,934	1,077,897

		5,294,555
Specialized REITs – 1.0%

PotlatchDeltic Corp.	52,400	2,064,036

		2,064,036
Specialty Retail – 4.6%

Academy Sports & Outdoors, Inc.	30,600	1,629,450

Group 1 Automotive, Inc.	9,629	2,862,509

Murphy USA, Inc.	10,879	5,107,255

		9,599,214
Textiles, Apparel & Luxury Goods – 1.0%

Oxford Industries, Inc.	21,800	2,183,270

		2,183,270
Trading Companies & Distributors – 3.2%

Custom Truck One Source, Inc.(1)	279,817	1,217,204

GATX Corp.	21,901	2,898,816

Rush Enterprises, Inc., Class A	64,340	2,693,916

		6,809,936

Total Common Stocks (Cost $170,579,825)		206,768,192

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $732,059, due 7/1/2024(3)	$731,962	$731,962

Total Repurchase Agreements (Cost $731,962)		731,962

Total Investments — 98.8% (Cost $171,311,787)		207,500,154

Assets in excess of other liabilities — 1.2%		2,498,257

Total Net Assets — 100.0%		$209,998,411

(1)	Non–income–producing security.
(2)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. At June 30, 2024, the aggregate market value of the security amounted to $672,750, representing 0.3% of net assets.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$742,400	$746,675

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$206,768,192	$—	$—	$206,768,192
Repurchase Agreements	—	731,962	—	731,962
Total	$206,768,192	$731,962	$—	$207,500,154

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$207,500,154

Receivable for investments sold	3,057,644

Dividends/interest receivable	190,048

Reimbursement receivable from adviser	4,181

Prepaid expenses	2,896

Total Assets	210,754,923

Liabilities

Payable for investments purchased	287,007

Payable for fund shares redeemed	247,005

Investment advisory fees payable	119,970

Distribution fees payable	43,467

Accrued audit fees	14,298

Accrued custodian and accounting fees	5,688

Accrued trustees’ and officers’ fees	3,659

Accrued expenses and other liabilities	35,418

Total Liabilities	756,512

Total Net Assets	$209,998,411

Net Assets Consist of:

Paid-in capital	$130,566,367

Distributable earnings	79,432,044

Total Net Assets	$209,998,411

Investments, at Cost	$171,311,787

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	17,296,450

Net Asset Value Per Share	$12.14

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Dividends	$1,603,337

Interest	19,886

Total Investment Income	1,623,223

Expenses

Investment advisory fees	784,805

Distribution fees	284,350

Professional fees	42,861

Trustees’ and officers’ fees	36,182

Administrative fees	25,957

Custodian and accounting fees	17,841

Transfer agent fees	7,790

Shareholder reports	3,751

Other expenses	7,012

Total Expenses	1,210,549

Less: Fees waived	(16,280)

Total Expenses, Net	1,194,269

Net Investment Income/(Loss)	428,954

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	1,184,930

Net change in unrealized appreciation/(depreciation) on investments	(6,877,002)

Net Loss on Investments	(5,692,072)

Net Decrease in Net Assets Resulting From Operations	$(5,263,118)

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$428,954	$1,032,407

Net realized gain/(loss) from investments	1,184,930	(5,831,067)

Net change in unrealized appreciation/(depreciation) on investments	(6,877,002)	46,725,968

Net Increase/(Decrease) in Net Assets Resulting from Operations	(5,263,118)	41,927,308

Capital Share Transactions

Proceeds from sales of shares	5,462,081	38,742,693

Cost of shares redeemed	(39,227,806)	(78,168,165)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(33,765,725)	(39,425,472)

Net Increase/(Decrease) in Net Assets	(39,028,843)	2,501,836

Net Assets

Beginning of period	249,027,254	246,525,418

End of period	$209,998,411	$249,027,254

Other Information:

Shares

Sold	448,695	3,540,433

Redeemed	(3,206,065)	(6,690,181)

Net Decrease	(2,757,370)	(3,149,748)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$12.42	$0.02		$(0.30)	$(0.28)	$12.14	(2.25)%	(4)

Year Ended 12/31/23	10.62	0.05		1.75	1.80	12.42	16.95%

Year Ended 12/31/22	13.42	0.03		(2.83)	(2.80)	10.62	(20.86)%

Year Ended 12/31/21	11.40	0.00	(5)	2.02	2.02	13.42	17.72%

Year Ended 12/31/20	11.13	0.05		0.22	0.27	11.40	2.43%

Period Ended 12/31/19(6)	10.00	0.01		1.12	1.13	11.13	11.30%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$209,998	1.05%	(4)	1.06%	(4)	0.38%	(4)	0.37%	(4)	11%	(4)

249,027	1.05%		1.05%		0.42%		0.42%		48%

246,525	1.04%		1.04%		0.23%		0.23%		48%

284,144	1.04%		1.04%		0.01%		0.01%		45%

337,527	1.05%		1.05%		0.53%		0.53%		69%

310,451	1.01%	(4)	1.09%	(4)	0.57%	(4)	0.49%	(4)	98%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $0.00 per share.

(6)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, price below current market value, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, private investment in public equity, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.69% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $16,280.

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $284,350 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $23,947,126 and $59,160,813, respectively, for the six months ended June 30, 2024. During the six months ended June 30, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

Investments. As of June 30, 2024, the Fund held one restricted security, and did not hold any illiquid securities.

f. Private Investment in Public Equity A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. PIPEs are an accredited investor’s purchase of stock in a public company at a discount to the current market value per share for the purpose of raising capital and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered, or that the registration will be maintained. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid. As of June 30, 2024, the Fund did not hold any PIPEs.

g. Special Purpose Acquisition Companies A Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities in a private placement transaction or as part of a public offering. A SPAC, sometimes referred to as “blank check company,” is a private or publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which time each security typically is freely tradeable. Private companies can combine with a SPAC to go public by taking the SPAC’s place on an exchange as an alternative to making an initial public offering. Additionally, a Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s IPO or through a PIPE offering. PIPE transactions involve the purchase of securities typically at a discount to the market price of the company’s common stock and may be subject to transfer restrictions, which typically would make them less liquid than equity issued through a public offering. Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. SPAC shareholders may not approve any proposed acquisition or merger, or an acquisition or merger, once effected, may prove unsuccessful. If an acquisition or merger is not completed within a pre-established period (typically, two years), the remainder of funds invested in the SPAC are returned to its shareholders. While a SPAC investor may receive both stock in the SPAC, as well as warrants or other rights at no marginal cost, those warrants or other rights may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price. A Fund may also be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain for an extended time, and may only be traded in the over-the-counter market. As of June 30, 2024, the Fund did not hold any SPACs.

h. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure

15

and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

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The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the

17

3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

18

the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

19

1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10526

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian Total Return Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Total Return Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 16.7%

Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$1,961,320	$1,670,413
3.50% due 6/1/2052	3,564,833	3,155,625
4.00% due 10/1/2037	377,321	362,684
4.00% due 6/1/2052	660,758	604,618
4.50% due 9/1/2052	454,067	428,278
5.00% due 12/1/2052	1,178,251	1,139,983
5.50% due 9/1/2053	2,404,242	2,374,649
6.00% due 10/1/2053	2,431,455	2,437,262

Federal National Mortgage Association
2.50% due 1/1/2052	3,709,719	3,028,414
2.50% due 5/1/2052	2,527,435	2,067,318
3.00% due 7/1/2051	2,129,120	1,810,279
3.00% due 3/1/2052	3,225,437	2,744,053
3.00% due 5/1/2052	4,463,413	3,799,663
3.50% due 6/1/2052	4,100,653	3,629,938
3.50% due 10/1/2052	2,223,440	1,967,694
3.50% due 11/1/2052	2,136,533	1,890,453
4.00% due 10/1/2052	2,731,677	2,499,587
4.00% due 12/1/2052	1,206,686	1,104,163
4.50% due 10/1/2053	2,737,678	2,579,954
5.00% due 2/1/2053	395,312	382,228
6.00% due 9/1/2053	379,197	380,140

Total Agency Mortgage–Backed Securities (Cost $41,298,020)		40,057,396
Asset–Backed Securities – 21.6%

Allegro CLO VI Ltd. Series 2017-2A, Class B 7.079% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	998,700

Anchorage Capital CLO 17 Ltd. Series 2021-17A, Class A1 6.76% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	1,700,000	1,698,810

Anchorage Capital CLO 7 Ltd. Series 2015-7A, Class BR3 7.381% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	462,000	462,383

Ares XXXIIR CLO Ltd. Series 2014-32RA, Class B 7.384% (3 mo. USD Term SOFR + 2.06%) due 5/15/2030(1)(2)	1,200,000	1,199,280

Ares XXXIV CLO Ltd. Series 2015-2A, Class BR2 7.179% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	450,000	450,225

Barings CLO Ltd. Series 2020-1A, Class AR 6.74% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	1,550,000	1,551,177

June 30, 2024 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Battalion CLO XX Ltd. Series 2021-20A, Class D 8.69% (3 mo. USD Term SOFR + 3.36%) due 7/15/2034(1)(2)	$2,000,000	$1,921,032

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 7.336% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	799,280

Carlyle U.S. CLO Ltd. Series 2017-3A, Class BR 7.586% (3 mo. USD Term SOFR + 2.26%) due 7/20/2029(1)(2)	3,000,000	2,993,700

CarMax Auto Owner Trust Series 2020-4, Class B 0.85% due 6/15/2026	1,400,000	1,367,139

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.835% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,201,856

CIFC Funding Ltd. Series 2013-4A, Class BRR 7.187% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	800,000	799,280

DB Master Finance LLC Series 2021-1A, Class A2II 2.493% due 11/20/2051(1)	1,023,750	899,867

Elmwood CLO IX Ltd. Series 2021-2A, Class C 7.486% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	3,000,000	2,991,000

Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.06% due 9/15/2027	1,500,000	1,422,574

ICG U.S. CLO Ltd. Series 2018-2A, Class B 7.336% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	1,300,000	1,303,046
Series 2022-1A, Class A1 6.865% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,500,000	1,499,400

KKR CLO 38 Ltd. Series 38A, Class A1 6.649% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,725,000	1,724,600

Madison Park Funding XXIII Ltd. Series 2017-23A, Class BR 7.137% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,300,000	1,299,220

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.887% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	$900,000	$900,360

Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class BR 6.99% (3 mo. USD Term SOFR + 1.66%) due 4/15/2034(1)(2)	1,000,000	997,300

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class BR3 7.033% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(1)(2)	1,100,000	1,100,000

Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class A 6.649% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	1,500,000	1,502,250

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,500,000	1,495,128

Octagon Investment Partners 50 Ltd. Series 2020-4A, Class DR 8.74% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,074,700

Octagon Loan Funding Ltd. Series 2014-1A, Class CRR 7.787% (3 mo. USD Term SOFR + 2.46%) due 11/18/2031(1)(2)	3,200,000	3,193,280

OHA Credit Funding 3 Ltd. Series 2019-3A, Class CR 7.536% (3 mo. USD Term SOFR + 2.21%) due 7/2/2035(1)(2)	3,000,000	2,992,500

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	800,000	802,822

Riserva CLO Ltd. Series 2016-3A, Class CRR 7.389% (3 mo. USD Term SOFR + 2.06%) due 1/18/2034(1)(2)	3,000,000	2,997,900

RRX 6 Ltd. Series 2021-6A, Class A1 6.78% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,150,000	1,149,425

Synchrony Card Funding LLC Series 2022-A1, Class A 3.37% due 4/15/2028	1,190,000	1,169,169

June 30, 2024 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

TCW CLO Ltd. Series 2021-1A, Class A 6.756% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	$1,650,000	$1,650,495

TIAA CLO IV Ltd. Series 2018-1A, Class A2 7.286% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,720,000	1,718,452
Series 2018-1A, Class A2R 7.075% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,720,000	1,720,000

Trinitas CLO XVI Ltd. Series 2021-16A, Class A1 6.766% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	800,000	799,440

World Omni Auto Receivables Trust Series 2022-C, Class A2 3.73% due 3/16/2026	198,920	198,558

Total Asset–Backed Securities (Cost $52,157,968)		52,044,348
Corporate Bonds & Notes – 29.5%

Advertising – 0.2%

Neptune Bidco U.S., Inc. 9.29% due 4/15/2029(1)	450,000	430,848

		430,848
Aerospace & Defense – 0.5%

L3Harris Technologies, Inc. 5.35% due 6/1/2034	300,000	297,804

RTX Corp. 5.75% due 1/15/2029	500,000	513,160
6.10% due 3/15/2034	400,000	421,200

		1,232,164
Agriculture – 0.1%

Philip Morris International, Inc. 5.125% due 2/13/2031	300,000	296,160

		296,160
Apparel – 0.2%

Tapestry, Inc. 7.35% due 11/27/2028	500,000	518,775

		518,775
Auto Manufacturers – 0.5%

Hyundai Capital America 5.30% due 6/24/2029(1)	1,200,000	1,194,444

		1,194,444
Auto Parts & Equipment – 0.4%

Adient Global Holdings Ltd. 8.25% due 4/15/2031(1)	450,000	468,788

American Axle & Manufacturing, Inc. 5.00% due 10/1/2029	450,000	412,092

		880,880

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Beverages – 0.8%

Anheuser-Busch InBev Worldwide, Inc. 4.95% due 1/15/2042	$400,000	$374,996

PepsiCo, Inc. 3.90% due 7/18/2032	1,600,000	1,493,728

		1,868,724
Biotechnology – 0.1%

Gilead Sciences, Inc.
5.25% due 10/15/2033	200,000	201,330
5.55% due 10/15/2053	100,000	99,820

		301,150
Building Materials – 0.4%

Carrier Global Corp. 3.377% due 4/5/2040	300,000	232,317

CRH America Finance, Inc. 5.40% due 5/21/2034	700,000	693,105

		925,422
Chemicals – 0.2%

Nutrien Ltd. 5.40% due 6/21/2034	400,000	394,292

		394,292
Commercial Banks – 6.7%

AIB Group PLC 5.871% (5.871% fixed rate until 3/28/2034; 1 day USD SOFR + 1.91% thereafter) due 3/28/2035(1)(2)	500,000	496,855

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	600,000	493,884
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	2,000,000	1,926,640

BNP Paribas SA 5.497% (5.497% fixed rate until 5/20/2029; 1 day USD SOFR + 1.59% thereafter) due 5/20/2030(1)(2)	600,000	597,696

Citibank NA 5.57% due 4/30/2034	500,000	508,285

Comerica, Inc. 5.982% (5.982% fixed rate until 1/30/2029; 1 day USD SOFR + 2.16% thereafter) due 1/30/2030(2)	800,000	788,408

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(2)	2,200,000	2,030,072

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

JPMorgan Chase & Co. 4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	$1,100,000	$1,060,598
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	400,000	397,948
5.581% (5.581% fixed rate until 4/22/2029; 1 day USD SOFR + 1.16% thereafter) due 4/22/2030(2)	600,000	609,504

Lloyds Banking Group PLC 3.574% (3.574% fixed rate until 11/7/2027; 3 mo. USD Term SOFR + 1.47% thereafter) due 11/7/2028(2)	900,000	846,639

Mitsubishi UFJ Financial Group, Inc. 5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	1,000,000	997,600

Morgan Stanley 2.239% (2.239% fixed rate until 7/21/2031; 1 day USD SOFR + 1.18% thereafter) due 7/21/2032(2)	400,000	327,224
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(2)	300,000	298,821
5.173% (5.173% fixed rate until 1/16/2029; 1 day USD SOFR + 1.45% thereafter) due 1/16/2030(2)	1,300,000	1,296,087

NatWest Group PLC 5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT rate + 1.95% thereafter) due 9/13/2029(2)	1,400,000	1,417,836

Truist Bank 2.636% (2.636% fixed rate until 9/17/2024; 5 yr. CMT rate + 1.15% thereafter) due 9/17/2029(2)	450,000	440,788

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(2)	1,700,000	1,507,203

		16,042,088

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Commercial Services – 0.2%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% due 3/1/2029(1)	$450,000	$412,092

		412,092
Computers – 0.4%

Apple, Inc. 3.25% due 8/8/2029	1,000,000	936,260

		936,260
Cosmetics & Personal Care – 0.6%

Estee Lauder Cos., Inc. 4.65% due 5/15/2033	300,000	289,671

Haleon U.S. Capital LLC 3.625% due 3/24/2032	500,000	447,635

Kenvue, Inc. 4.90% due 3/22/2033	600,000	593,250

		1,330,556
Diversified Financial Services – 0.4%

Charles Schwab Corp. 6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	520,730

Jefferies Financial Group, Inc. 6.20% due 4/14/2034	500,000	506,710

		1,027,440
Electric – 2.1%

Alabama Power Co. 3.94% due 9/1/2032	550,000	505,373

Constellation Energy Generation LLC 5.75% due 3/15/2054	300,000	290,817

DTE Energy Co. 5.85% due 6/1/2034	1,200,000	1,217,472

Public Service Co. of Colorado 5.75% due 5/15/2054	300,000	296,550

Public Service Electric & Gas Co. 5.45% due 8/1/2053	100,000	98,519

Public Service Enterprise Group, Inc. 5.45% due 4/1/2034	900,000	892,620

Vistra Operations Co. LLC 6.00% due 4/15/2034(1)	400,000	400,440

Wisconsin Public Service Corp. 2.85% due 12/1/2051	150,000	92,629

Xcel Energy, Inc. 5.50% due 3/15/2034	1,400,000	1,379,280

		5,173,700
Electronics – 0.5%

Honeywell International, Inc. 1.95% due 6/1/2030	600,000	511,440
4.875% due 9/1/2029	800,000	801,000

		1,312,440
Environmental Control – 1.0%

Waste Management, Inc. 4.15% due 4/15/2032	1,900,000	1,790,256
4.95% due 7/3/2031	500,000	496,625

		2,286,881

June 30, 2024 (unaudited)	Principal Amount	Value
Food – 0.4%

B&G Foods, Inc. 5.25% due 9/15/2027	$450,000	$417,416

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	436,000	433,606

		851,022
Gas – 0.2%

CenterPoint Energy Resources Corp. 5.40% due 3/1/2033	500,000	499,730

		499,730
Healthcare-Services – 0.8%

Elevance Health, Inc. 4.75% due 2/15/2033	600,000	579,168
5.125% due 2/15/2053	100,000	92,004

HCA, Inc. 5.25% due 6/15/2026	400,000	398,432
5.50% due 6/15/2047	300,000	276,906
5.60% due 4/1/2034	500,000	496,765

		1,843,275
Insurance – 0.6%

Aon North America, Inc. 5.45% due 3/1/2034	500,000	497,775

Assurant, Inc. 3.70% due 2/22/2030	400,000	361,740

Chubb INA Holdings LLC 5.00% due 3/15/2034	600,000	594,462

		1,453,977
Internet – 0.3%

Amazon.com, Inc. 4.80% due 12/5/2034	700,000	695,023

		695,023
Leisure Time – 0.4%

Royal Caribbean Cruises Ltd. 7.25% due 1/15/2030(1)	500,000	517,735

Viking Cruises Ltd. 9.125% due 7/15/2031(1)	500,000	541,160

		1,058,895
Machinery – Diversified – 0.6%

Deere & Co. 3.90% due 6/9/2042	100,000	83,468

John Deere Capital Corp. 5.10% due 4/11/2034	500,000	498,475
Series I 5.15% due 9/8/2033	900,000	902,169

		1,484,112
Media – 1.0%

Charter Communications Operating LLC/Charter Communications Operating Capital 6.10% due 6/1/2029	1,000,000	1,003,670

Comcast Corp. 2.65% due 2/1/2030	500,000	442,630

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Media (continued)
3.75% due 4/1/2040	$300,000	$243,786
5.35% due 5/15/2053	300,000	287,430

Nexstar Media, Inc. 5.625% due 7/15/2027(1)	500,000	474,880

		2,452,396
Oil & Gas – 1.1%

BP Capital Markets America, Inc. 3.633% due 4/6/2030	700,000	652,477
4.812% due 2/13/2033	900,000	872,622

Cenovus Energy, Inc. 2.65% due 1/15/2032	600,000	496,368

Diamondback Energy, Inc. 5.40% due 4/18/2034	300,000	296,955
5.75% due 4/18/2054	300,000	290,676

		2,609,098
Packaging & Containers – 0.5%

Berry Global, Inc. 5.80% due 6/15/2031(1)	400,000	400,064

Packaging Corp. of America 5.70% due 12/1/2033	800,000	813,000

		1,213,064
Pharmaceuticals – 3.0%

AbbVie, Inc. 4.05% due 11/21/2039	500,000	433,890
5.05% due 3/15/2034	1,200,000	1,196,292
5.40% due 3/15/2054	200,000	197,888

Astrazeneca Finance LLC 5.00% due 2/26/2034	900,000	894,798

AstraZeneca PLC 6.45% due 9/15/2037	400,000	445,112

Becton Dickinson & Co. 4.298% due 8/22/2032	200,000	187,466

Cigna Group 5.00% due 5/15/2029	300,000	298,698
5.40% due 3/15/2033	700,000	702,443

CVS Health Corp. 5.00% due 2/20/2026	300,000	297,729
5.30% due 6/1/2033	700,000	683,473

Eli Lilly & Co. 4.70% due 2/9/2034	700,000	686,308

Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125% due 4/30/2031(1)	450,000	404,037

Takeda Pharmaceutical Co. Ltd. 5.30% due 7/5/2034	900,000	894,843

		7,322,977
Pipelines – 0.6%

Cheniere Energy Partners LP 5.95% due 6/30/2033	500,000	506,255

Enterprise Products Operating LLC 4.85% due 1/31/2034	400,000	388,496
4.85% due 3/15/2044	300,000	270,570

MPLX LP 5.50% due 6/1/2034	400,000	393,892

		1,559,213

June 30, 2024 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts – 0.9%

American Homes 4 Rent LP 5.50% due 7/15/2034	$200,000	$197,044

AvalonBay Communities, Inc. 5.35% due 6/1/2034	200,000	200,028

Crown Castle, Inc. 3.30% due 7/1/2030	600,000	534,888
5.80% due 3/1/2034	500,000	504,980

Extra Space Storage LP 5.40% due 2/1/2034	800,000	783,016

		2,219,956
Retail – 1.0%

Darden Restaurants, Inc. 6.30% due 10/10/2033	400,000	412,956

Home Depot, Inc. 4.95% due 6/25/2034	900,000	891,846

Lowe’s Cos., Inc. 3.70% due 4/15/2046	300,000	220,293
5.15% due 7/1/2033	300,000	298,509

Target Corp. 4.50% due 9/15/2032	700,000	674,415

		2,498,019
Software – 0.7%

Cloud Software Group, Inc. 6.50% due 3/31/2029(1)	500,000	480,325
9.00% due 9/30/2029(1)	500,000	484,880

Oracle Corp. 6.25% due 11/9/2032	700,000	741,090

		1,706,295
Telecommunications – 1.5%

Cisco Systems, Inc. 5.05% due 2/26/2034	700,000	699,328
5.30% due 2/26/2054	300,000	294,150

Frontier Communications Holdings LLC 5.875% due 10/15/2027(1)	500,000	487,855

Intelsat Jackson Holdings SA 6.50% due 3/15/2030(1)	450,000	419,760

Rogers Communications, Inc. 5.30% due 2/15/2034	1,000,000	981,050

T-Mobile USA, Inc. 2.70% due 3/15/2032	600,000	501,708
3.00% due 2/15/2041	300,000	214,395

		3,598,246
Transportation – 0.4%

Burlington Northern Santa Fe LLC 5.50% due 3/15/2055	400,000	402,164

Norfolk Southern Corp. 5.55% due 3/15/2034	500,000	509,750

		911,914
Trucking & Leasing – 0.2%

SMBC Aviation Capital Finance DAC 5.55% due 4/3/2034(1)	400,000	392,332

		392,332

Total Corporate Bonds & Notes (Cost $71,002,758)		70,933,860

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities – 9.3%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(1)	$1,250,000	$1,206,339

BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218% due 4/14/2033(1)	450,000	436,301

BANK Series 2019-BNK24 3.283% due 11/15/2062(2)(3)	1,413,000	1,238,394
Series 2022-BNK43, Class B 5.327% due 8/15/2055(2)(3)	500,000	461,736

BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/5/2036(1)	1,250,000	1,223,088

Benchmark Mortgage Trust Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	855,000	880,255
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	360,000	362,162

BMO Mortgage Trust Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	950,000	1,005,982

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(1)	1,200,000	1,066,720

Citigroup Commercial Mortgage Trust Series 2016-C3, Class AS 3.366% due 11/15/2049(2)(3)	1,125,000	1,043,783

Commercial Mortgage Trust Series 2014-CR18, Class AM 4.103% due 7/15/2047	1,058,997	1,054,241

Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2 7.135% due 11/25/2041(1)(2)(3)	1,300,000	1,313,104
Series 2021-HQA4, Class M1 6.285% due 12/25/2041(1)(2)(3)	658,536	656,834
Series 2022-DNA1, Class M1A 6.335% due 1/25/2042(1)(2)(3)	553,840	553,986
Series 2022-HQA3, Class M1A 7.635% due 8/25/2042(1)(2)(3)	1,200,445	1,228,848

Jackson Park Trust
Series 2019-LIC, Class A 2.766% due 10/14/2039(1)	1,200,000	1,028,222
Series 2019-LIC, Class B 2.914% due 10/14/2039(1)	680,000	564,979

Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31% due 12/15/2051	900,000	856,369
Series 2020-L4, Class AS 2.88% due 2/15/2053	750,000	638,243

NYC Commercial Mortgage Trust Series 2021-909, Class C 3.312% due 4/10/2043(1)(2)(3)	580,000	384,820

June 30, 2024 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

SLG Office Trust Series 2021-OVA, Class A 2.585% due 7/15/2041(1)	$1,800,000	$1,472,977

Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.877% due 3/26/2046(1)	1,250,000	1,163,465

Wells Fargo Commercial Mortgage Trust Series 2018-AUS, Class A 4.194% due 8/17/2036(1)(2)(3)	2,000,000	1,872,782
Series 2021-SAVE, Class A 6.594% due 2/15/2040(1)(2)(3)	744,439	738,904

Total Non–Agency Mortgage–Backed Securities (Cost $23,914,671)		22,452,534
Senior Secured Loans – 3.4%

Advertising – 0.2%

Outfront Media Capital LLC 2019 Term Loan B 7.095% (1 mo. USD Term SOFR + 1.75%) due 11/18/2026(2)	392,033	391,739

		391,739
Airlines – 0.6%

Air Canada 2024 Term Loan B 7.847% (3 mo. USD Term SOFR + 2.50%) due 3/21/2031(2)	408,975	409,102

United Airlines, Inc. 2024 Term Loan B 8.094% (1 mo. USD Term SOFR + 2.75%) due 2/24/2031(2)	374,063	374,395

WestJet Loyalty LP Term Loan B 9.048% (3 mo. USD Term SOFR + 3.75%) due 2/14/2031(2)	700,000	702,800

		1,486,297
Commercial Services – 0.1%

Vestis Corp. Term Loan 7.577% (3 mo. USD Term SOFR + 2.25%) due 2/22/2031(2)	174,563	173,545

		173,545
Distribution/Wholesale – 0.2%

Core & Main LP 2024 Incremental Term Loan B 7.589% (3 mo. USD Term SOFR + 2.25%) due 2/10/2031(2)	448,875	449,158

		449,158
Electric – 0.2%

ExGen Renewables IV LLC 2020 Term Loan 8.109% (3 mo. USD Term SOFR + 2.50%) due 12/15/2027(2)	482,900	483,301

		483,301

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Entertainment – 0.6%

Caesars Entertainment, Inc. 2024 Term Loan B1 8.097% (3 mo. USD Term SOFR + 2.75%) due 2/6/2031(2)	$748,125	$747,422

Flutter Financing BV Term Loan B 7.585% (3 mo. USD Term SOFR + 2.25%) due 11/25/2030(2)	746,250	745,787

		1,493,209
Healthcare-Services – 0.2%

DaVita, Inc. 2020 Term Loan B 7.208% (1 mo. USD Term SOFR + 1.75%) due 8/12/2026(2)	293,367	293,112

ICON Luxembourg SARL 2024 LUX Term Loan B 7.335% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	177,551	178,055

PRA Health Sciences, Inc. 2024 US Term Loan B 7.335% (3 mo. USD Term SOFR + 2.00%) due 7/3/2028(2)	44,237	44,363

		515,530
Leisure Time – 0.1%

Alterra Mountain Co. 2024 Add-on Term Loan B 0.00% due 5/31/2030(2)(4)	250,000	251,095

		251,095
Lodging – 0.6%

Fertitta Entertainment LLC 2022 Term Loan B 9.081% (1 mo. USD Term SOFR + 3.75%) due 1/29/2029(2)	298,473	298,661

Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 8.095% (1 mo. USD Term SOFR + 2.75%) due 1/17/2031(2)	299,250	299,026

Station Casinos LLC 2024 Term Loan B 7.594% (1 mo. USD Term SOFR + 2.25%) due 3/14/2031(2)	748,125	747,257

		1,344,944
Media – 0.3%

Nexstar Broadcasting, Inc. 2019 Term Loan B4 7.958% (1 mo. USD Term SOFR + 2.50%) due 9/18/2026(2)	750,000	751,455

		751,455

June 30, 2024 (unaudited)	Principal Amount	Value
Software – 0.2%

Dun & Bradstreet Corp. 2024 Term Loan B 8.098% (3 mo. USD Term SOFR + 2.75%) due 1/18/2029(2)	$498,750	498,750

		498,750
Telecommunications – 0.1%

Frontier Communications Corp. 2024 Term Loan B 0.00% due 6/20/2031(2)(4)	350,000	$349,125

		349,125

Total Senior Secured Loans (Cost $8,162,720)		8,188,148
U.S. Government Securities – 14.0%

U.S. Treasury Bonds
4.625% due 5/15/2044	19,000,000	18,964,375
4.625% due 5/15/2054	9,000,000	9,126,562

U.S. Treasury Notes 4.50% due 5/31/2029	5,500,000	5,537,813

Total U.S. Government Securities (Cost $33,203,563)		33,628,750

	Shares	Value
Exchange–Traded Funds – 3.6%

iShares MBS ETF	47,985	4,405,503

Vanguard Mortgage-Backed Securities ETF	93,285	4,235,139

Total Exchange–Traded Funds (Cost $8,316,338)		8,640,642

	Principal Amount	Value
Commercial Paper – 1.8%

Florida Power & Light Co. 5.376% due 7/1/2024	$4,400,000	4,400,000

Total Commercial Paper (Cost $4,400,000)		4,400,000
Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $492,720, due 7/1/2024(5)	492,654	492,654

Total Repurchase Agreements (Cost $492,654)		492,654

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2024 (unaudited)	Value

Total Investments – 100.1% (Cost $242,948,692)	$240,838,332

Liabilities in excess of other assets – (0.1)%	(145,492)

Total Net Assets – 100.0%	$240,692,840

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of these securities amounted to $71,402,468, representing 29.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$537,900	$502,512

Open futures contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	September 2024	348	Long	$71,014,823	$71,068,125	$53,302
U.S. 5-Year Treasury Note	September 2024	192	Long	20,352,938	20,463,000	110,062
U.S. Long Bond	September 2024	10	Long	1,423,107	1,183,125	(239,982)
U.S. Ultra Bond	September 2024	41	Long	5,056,357	5,139,094	82,737
Total				$97,847,225	$97,853,344	$6,119

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	September 2024	110	Short	$(12,544,698)	$(12,488,438)	$56,260
Total				$(12,544,698)	$(12,488,438)	$56,260

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$40,057,396	$—	$40,057,396
Asset–Backed Securities	—	52,044,348	—	52,044,348
Corporate Bonds & Notes	—	70,933,860	—	70,933,860
Non–Agency Mortgage–Backed Securities	—	22,452,534	—	22,452,534
Senior Secured Loans	—	8,188,148	—	8,188,148
U.S. Government Securities	—	33,628,750	—	33,628,750
Exchange–Traded Funds	8,640,642	—	—	8,640,642
Commercial Paper	—	4,400,000	—	4,400,000
Repurchase Agreements	—	492,654	—	492,654
Total	$8,640,642	$232,197,690	$—	$240,838,332
Other Financial Instruments
Futures Contracts
Assets	$302,361	$—	$—	$302,361
Liabilities	(239,982)	—	—	(239,982)
Total	$62,379	$—	$—	$62,379

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$240,838,332

Cash	167,898

Receivable for investments sold	2,375,236

Interest receivable	2,006,432

Cash deposits with brokers for futures contracts	760,760

Receivable for variation margin on futures contracts	140,290

Reimbursement receivable from adviser	8,922

Prepaid expenses	3,098

Total Assets	246,300,968

Liabilities

Payable for investments purchased	5,227,909

Payable for fund shares redeemed	190,055

Investment advisory fees payable	89,913

Distribution fees payable	49,952

Accrued audit fees	21,452

Accrued trustees’ and officers’ fees	2,616

Accrued expenses and other liabilities	26,231

Total Liabilities	5,608,128

Total Net Assets	$240,692,840

Net Assets Consist of:

Paid-in capital	$261,708,045

Distributable loss	(21,015,205)

Total Net Assets	$240,692,840

Investments, at Cost	$242,948,692

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	25,548,252

Net Asset Value Per Share	$9.42

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Interest	$6,500,881

Dividends	91,535

Total Investment Income	6,592,416

Expenses

Investment advisory fees	552,171

Distribution fees	306,762

Professional fees	48,264

Trustees’ and officers’ fees	36,858

Custodian and accounting fees	29,348

Administrative fees	29,220

Transfer agent fees	7,213

Shareholder reports	4,960

Other expenses	7,356

Total Expenses	1,022,152

Less: Fees waived	(52,785)

Total Expenses, Net	969,367

Net Investment Income/(Loss)	5,623,049

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	86,573

Net realized gain/(loss) from futures contracts	(533,641)

Net realized gain/(loss) from swap contracts	(67,520)

Net change in unrealized appreciation/(depreciation) on investments	(5,266,169)

Net change in unrealized appreciation/(depreciation) on futures contracts	(612,652)

Net Loss on Investments and Derivative Contracts	(6,393,409)

Net Decrease in Net Assets Resulting From Operations	$(770,360)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$5,623,049	$10,318,292

Net realized gain/(loss) from investments and derivative contracts	(514,588)	(21,880,799)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(5,878,821)	24,273,349

Net Increase/(Decrease) in Net Assets Resulting from Operations	(770,360)	12,710,842

Capital Share Transactions

Proceeds from sales of shares	18,886,809	26,581,652

Cost of shares redeemed	(31,462,687)	(51,622,991)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,575,878)	(25,041,339)

Net Decrease in Net Assets	(13,346,238)	(12,330,497)

Net Assets

Beginning of period	254,039,078	266,369,575

End of period	$240,692,840	$254,039,078

Other Information:

Shares

Sold	2,020,187	2,911,694

Redeemed	(3,368,823)	(5,668,610)

Net Decrease	(1,348,636)	(2,756,916)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$9.44	$0.21	$(0.23)	$(0.02)	$9.42	(0.21)%	(4)

Year Ended 12/31/23	8.98	0.36	0.10	0.46	9.44	5.12%

Year Ended 12/31/22	10.61	0.24	(1.87)	(1.63)	8.98	(15.36)%

Year Ended 12/31/21	10.70	0.18	(0.27)	(0.09)	10.61	(0.84)%

Year Ended 12/31/20	10.03	0.14	0.53	0.67	10.70	6.68%

Period Ended 12/31/19(5)	10.00	0.03	0.00 (6)	0.03	10.03	0.30%	(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Ratios/Supplemental Data

Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$240,693	0.79%	(4)	0.83%	(4)	4.58%	(4)	4.54%	(4)	114%	(4)

254,039	0.79%		0.82%		3.94%		3.91%		324%

266,370	0.79%		0.80%		2.54%		2.53%		154%

355,203	0.79%		0.79%		1.68%		1.68%		155%

333,391	0.79%		0.81%		1.40%		1.38%		112%

337,312	0.75%	(4)	0.85%	(4)	1.56%	(4)	1.46%	(4)	18%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Total Return Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the six months ended June 30, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of June 30, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

security at a price different from its current market value. There were no options transactions as of June 30, 2024.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.79% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to

Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $52,785.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $306,762 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

(excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$142,681,302	$132,766,649
Sales	112,805,897	164,690,727

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,”i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM“s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$302,361

Liability Derivatives
Futures Contracts[1]	$(239,982)
[1]	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(533,641)	$—
Swap Contracts[2]	—	(67,520)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(612,652)	$—

Average Number of Notional Amounts
Futures Contracts[4]	532	—
Swap Contracts – Buy/Sell Protection	$—	$3,714,286
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

21

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure

22

and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

23

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•

The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s

24

performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

25

the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

26

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10524

Guardian Variable

Products Trust

2024

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2024

Guardian U.S. Government Securities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian U.S. Government Securities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2024. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 49.7%

Fannie Mae ACES
Series 2018-M2, Class A2 3.002% due 1/25/2028(1)(2)	$1,439,296	$1,355,641
Series 2019-M4, Class A2 3.61% due 2/25/2031	7,087,576	6,607,630
Series 2021-M4, Class A2 1.512% due 2/25/2031(1)(2)	1,000,000	814,476

Federal Home Loan Mortgage Corp.
2.50% due 9/1/2037	1,605,613	1,450,897
3.00% due 4/1/2052	2,734,181	2,328,641
3.50% due 11/1/2052	3,033,162	2,684,046
4.00% due 10/1/2052	2,656,088	2,430,421
4.50% due 2/1/2053	1,529,669	1,442,080
5.00% due 12/1/2052	3,625,387	3,507,640
5.50% due 6/1/2053	1,528,738	1,507,539
5.50% due 9/1/2053	1,826,299	1,803,820
6.00% due 8/1/2053	1,531,201	1,535,501
6.00% due 10/1/2053	1,776,832	1,781,076
6.00% due 3/1/2054	1,994,397	2,004,057

Federal National Mortgage Association
2.00% due 6/1/2037	1,824,269	1,604,034
2.00% due 9/1/2037	1,754,958	1,543,090
2.50% due 10/1/2037	21,431	19,366
2.50% due 11/1/2037	833,755	753,414
2.50% due 1/1/2052	1,966,689	1,605,498
2.50% due 3/1/2052	1,855,859	1,518,001
2.50% due 4/1/2052	1,851,308	1,515,424
2.50% due 5/1/2052	1,823,074	1,492,313
2.50% due 7/1/2052	7,280,718	5,955,269
3.00% due 11/1/2037	1,028,676	950,832
3.00% due 7/1/2051	1,532,966	1,303,401
3.00% due 3/1/2052	724,174	616,763
3.00% due 4/1/2052	899,083	765,750
3.00% due 11/1/2052	4,261,265	3,624,074
3.50% due 10/1/2052	1,667,580	1,475,771
3.50% due 11/1/2052	3,251,246	2,876,777
4.00% due 10/1/2052	2,003,230	1,833,031
4.50% due 9/1/2052	1,008,430	951,160
4.50% due 2/1/2053	1,520,097	1,433,057
4.50% due 10/1/2053	2,053,259	1,934,965
5.00% due 2/1/2053	1,581,248	1,528,913
6.00% due 9/1/2053	1,424,302	1,427,844

Freddie Mac Multifamily Structured Pass-Through Certificates
Series K048, Class A2 3.284% due 6/25/2025(1)(2)	2,170,000	2,129,216
Series K078, Class A2 3.854% due 6/25/2028	600,000	578,623
Series K082, Class A2 3.92% due 9/25/2028(1)(2)	3,385,000	3,267,794
Series K102, Class A2 2.537% due 10/25/2029	3,510,000	3,151,223
Series K104, Class A2 2.253% due 1/25/2030	1,950,000	1,717,990
Series K123, Class A2 1.621% due 12/25/2030	465,000	385,103
Series K124, Class A2 1.658% due 12/25/2030	4,200,000	3,480,475

June 30, 2024 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities (continued)
Series K730, Class A2 3.59% due 1/25/2025(1)(2)	$3,661,246	$3,622,684

Total Agency Mortgage–Backed Securities (Cost $89,972,094)		86,315,320
Asset–Backed Securities – 4.3%

Barings CLO Ltd. Series 2020-1A, Class AR 6.74% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(3)	1,100,000	1,100,835

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 7.336% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(3)	600,000	599,460

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.835% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(3)	1,200,000	1,201,856

Golden Credit Card Trust Series 2022-4A, Class A 4.31% due 9/15/2027(3)	525,000	517,487

KKR CLO 38 Ltd. Series 38A, Class A1 6.649% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(3)	1,250,000	1,249,710

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.887% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(3)	500,000	500,200

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(3)	700,000	697,726

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(3)	600,000	602,117

RRX 6 Ltd. Series 2021-6A, Class A1 6.78% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(3)	1,000,000	999,500

Total Asset–Backed Securities (Cost $7,388,360)		7,468,891
Non–Agency Mortgage–Backed Securities – 2.1%

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(3)	500,000	444,466

Commercial Mortgage Trust Series 2014-UBS3, Class A4 3.819% due 6/10/2047	638,780	625,503
Series 2015-CR23, Class A4 3.497% due 5/10/2048	1,400,000	1,373,560

SLG Office Trust Series 2021-OVA, Class A 2.585% due 7/15/2041(3)	600,000	490,992

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2024 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class A4 2.942% due 10/15/2049	$418,000	$394,770
Series 2021-SAVE, Class A 6.594% due 2/15/2040(1)(2)(3)	400,852	397,872

Total Non–Agency Mortgage–Backed Securities (Cost $3,801,698)		3,727,163
U.S. Government Agencies – 4.0%

Federal Home Loan Bank Discount Notes 5.289% due 7/1/2024(4)	7,000,000	6,996,920

Total U.S. Government Agencies (Cost $7,000,000)		6,996,920
U.S. Government Securities – 28.8%

U.S. Treasury Notes
4.375% due 5/15/2034	7,100,000	7,102,219
4.50% due 5/31/2029	22,200,000	22,352,625
4.875% due 5/31/2026	20,500,000	20,541,640

Total U.S. Government Securities (Cost $49,713,318)		49,996,484

	Shares	Value
Exchange–Traded Funds – 9.2%

iShares MBS ETF	86,290	7,922,285

Vanguard Mortgage-Backed Securities ETF	176,050	7,992,670

Total Exchange–Traded Funds (Cost $15,629,015)		15,914,955

June 30, 2024 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.60%, dated 6/28/2024, proceeds at maturity value of $600,480, due 7/1/2024(5)	$600,400	$600,400

Total Repurchase Agreements (Cost $600,400)		600,400

Total Investments – 98.4% (Cost $174,104,885)		171,020,133

Assets in excess of other liabilities – 1.6%		2,766,215

Total Net Assets – 100.0%		$173,786,348

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2024.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2024, the aggregate market value of these securities amounted to $8,802,221, representing 5.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	3/31/2026	$609,000	$612,545

Open futures contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2024	215	Long	$43,887,211	$43,907,031	$19,820
Total				$43,887,211	$43,907,031	$19,820

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond	September 2024	15	Short	$(1,608,877)	$(1,774,687)	$(165,810)
U.S. Ultra 10-Year Treasury Note	September 2024	26	Short	(2,982,601)	(2,951,812)	30,789
Total				$(4,591,478)	$(4,726,499)	$(135,021)

Legend:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$86,315,320	$—	$86,315,320
Asset–Backed Securities	—	7,468,891	—	7,468,891
Non–Agency Mortgage–Backed Securities	—	3,727,163	—	3,727,163
U.S. Government Agencies	—	6,996,920	—	6,996,920
U.S. Government Securities	—	49,996,484	—	49,996,484
Exchange–Traded Funds	15,914,955	—	—	15,914,955
Repurchase Agreements	—	600,400	—	600,400
Total	$15,914,955	$155,105,178	$—	$171,020,133
Other Financial Instruments
Futures Contracts
Assets	$50,609	$—	$—	$50,609
Liabilities	(165,810)	—	—	(165,810)
Total	$(115,201)	$—	$—	$(115,201)

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2024 (unaudited)
Assets

Investments, at value	$171,020,133

Receivable for investments sold	2,017,980

Interest receivable	576,348

Receivable for variation margin on futures contracts	238,229

Cash deposits with brokers for futures contracts	236,335

Reimbursement receivable from adviser	18,481

Prepaid expenses	2,154

Total Assets	174,109,660

Liabilities

Payable for fund shares redeemed	169,141

Investment advisory fees payable	67,876

Distribution fees payable	36,104

Accrued audit fees	14,218

Accrued custodian and accounting fees	4,325

Accrued trustees’ and officers’ fees	1,780

Accrued expenses and other liabilities	29,868

Total Liabilities	323,312

Total Net Assets	$173,786,348

Net Assets Consist of:

Paid-in capital	$181,449,907

Distributable loss	(7,663,559)

Total Net Assets	$173,786,348

Investments, at Cost	$174,104,885

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	17,779,343

Net Asset Value Per Share	$9.77

Statement of Operations For the Six Months Ended June 30, 2024 (unaudited)
Investment Income

Interest	$3,481,005

Dividends	220,061

Total Investment Income	3,701,066

Expenses

Investment advisory fees	420,955

Distribution fees	223,912

Professional fees	38,680

Trustees’ and officers’ fees	26,800

Administrative fees	25,000

Custodian and accounting fees	21,163

Transfer agent fees	7,751

Shareholder reports	4,572

Other expenses	5,674

Total Expenses	774,507

Less: Fees waived	(105,714)

Total Expenses, Net	668,793

Net Investment Income/(Loss)	3,032,273

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(230,349)

Net realized gain/(loss) from futures contracts	(37,055)

Net realized gain/(loss) from swap contracts	(120,745)

Net change in unrealized appreciation/(depreciation) on investments	(2,932,765)

Net change in unrealized appreciation/(depreciation) on futures contracts	(396,192)

Net change in unrealized appreciation/(depreciation) on swap contracts	80,113

Net Loss on Investments and Derivative Contracts	(3,636,993)

Net Decrease in Net Assets Resulting From Operations	$(604,720)

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$3,032,273	$6,045,300

Net realized gain/(loss) from investments and derivative contracts	(388,149)	(11,728,270)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(3,248,844)	13,016,521

Net Increase/(Decrease) in Net Assets Resulting from Operations	(604,720)	7,333,551

Capital Share Transactions

Proceeds from sales of shares	16,712,976	22,882,316

Cost of shares redeemed	(26,783,924)	(47,076,568)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,070,948)	(24,194,252)

Net Decrease in Net Assets	(10,675,668)	(16,860,701)

Net Assets

Beginning of period	184,462,016	201,322,717

End of period	$173,786,348	$184,462,016

Other Information:

Shares

Sold	1,719,224	2,396,108

Redeemed	(2,761,702)	(4,942,331)

Net Decrease	(1,042,478)	(2,546,223)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/24	$9.80	$0.16	$(0.19)	$(0.03)	$9.77	(0.31)%	(4)

Year Ended 12/31/23	9.42	0.29	0.09	0.38	9.80	4.03%

Year Ended 12/31/22	10.27	0.11	(0.96)	(0.85)	9.42	(8.28)%

Year Ended 12/31/21	10.53	0.06	(0.32)	(0.26)	10.27	(2.47)%

Year Ended 12/31/20	10.00	0.09	0.44	0.53	10.53	5.30%

Period Ended 12/31/19(6)	10.00	0.02	(0.02)	0.00	10.00	0.00%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Ratios/Supplemental Data

Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$173,786	0.75%	(4)	0.86%	(4)	3.38%	(4)	3.27%	(4)	146%	(4)

184,462	0.75%		0.85%		3.07%		2.97%		369%	(5)

201,323	0.75%		0.83%		1.18%		1.10%		52%

273,908	0.75%		0.82%		0.61%		0.54%		64%

263,190	0.75%		0.84%		0.84%		0.75%		76%

270,003	0.70%	(4)	0.89%	(4)	1.29%	(4)	1.10%	(4)	31%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the fund.

(6)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2024 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian U.S. Government Securities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the six months ended June 30, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of June 30, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

security at a price different from its current market value. There were no options transactions as of June 30, 2024.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.47% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.74% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.75%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $105,714.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred distribution fees in the amount of $223,912 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$21,118,210	$231,392,926
Sales	24,099,810	234,289,741

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into futures contracts for the six months ended June 30, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$50,609

Liability Derivatives
Futures Contracts[1]	$(165,810)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(37,055)	$—

Swap Contracts[2]	—	(120,745)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(396,192)	$—

Swap Contracts[4]	—	80,113

Average Number of Notional Amounts
Futures Contracts[5]	189	—

Swap Contracts – Buy/Sell Protection	$—	$3,900,000

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 3, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2024 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small

Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iv) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

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The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure

16

and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

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The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for its performance universe for the 5-year period, in the 3rd quintile for the 3-year period and in the 2nd quintile for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods and higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile for the 5-year period and 3rd quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile for the 1-year and 5-year periods and in the 5th quintile of its performance universe for the

18

3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was below the benchmark index for the 3-year period.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 2nd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 1st quintile for the 3-year period and in the 5th quintile for 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods and higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

19

the actual management fee was in the 1st quintile and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year and 5-year periods and in the 5th quintile for the 1-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3-year and 5-year periods and below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 3-year period and in the 2nd quintile for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period and in line with the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period and in the 3rd quintile of its performance universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and that the actual total expenses were in the 4th quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 4th quintile for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual total expenses were in the 2nd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 1-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

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Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee was in the 1st quintile, the actual management fee was in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board noted that the Fund’s performance was in line with the benchmark index for the 1-year period.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the actual total expenses were in the 4th quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 3-year period and in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year period and in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10527

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)

Date: September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)

Date: September 3, 2024

By (Signature and Title)	/s/ Larry Weiss
Larry Weiss, Treasurer
(Principal Financial and Accounting Officer)

Date: September 3, 2024